Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a) (64.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $700,011	$700,000	$700,000
TOTAL REPURCHASE AGREEMENTS (Cost $700,000)		700,000
TOTAL INVESTMENT SECURITIES (Cost $700,000) - 64.5%		700,000
Net other assets (liabilities) - 35.5%		385,623

NET ASSETS - 100.0%		$1,085,623

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	8	7/01/22	$(900,438)	$26,487

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Buy Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at April 30, 2022(2)	Notional Amount (3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 38	Daily	5.00%	6/20/27	4.63%	$1,035,000	$(15,939)	$(42,668)	$26,729	$7,269

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Access Flex High Yield ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

U.S. Treasury Obligation (62.0%)

	Principal Amount	Value
U.S. Treasury Note, 2.50%, 3/31/27	$4,580,000	$4,488,758
TOTAL U.S. TREASURY OBLIGATION
(Cost $4,553,014)		4,488,758

Repurchase Agreements(a) (30.7%)
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $2,219,035	2,219,000	2,219,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,219,000)		2,219,000
TOTAL INVESTMENT SECURITIES
(Cost $6,772,014) - 92.7%		6,707,758
Net other assets (liabilities) - 7.3%		528,668
NET ASSETS - 100.0%		$7,236,426

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	4	7/01/22	$450,219	$(8,600)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection (1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at April 30, 2022(2)	Notional Amount (3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 38	Daily	0.05%	6/20/27	4.59%	$6,410,000	$98,713	$299,404	$(200,691)	$(45,746)

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (74.7%)

	Shares	Value
Bank of America Corp. (Banks)	35,953	$1,282,804
Bank OZK (Banks)	612	23,513
BOK Financial Corp. (Banks)	152	12,605
Citigroup, Inc. (Banks)	10,037	483,884
Citizens Financial Group, Inc. (Banks)	2,503	98,618
Comerica, Inc. (Banks)	661	54,136
Commerce Bancshares, Inc. (Banks)	559	38,219
Cullen/Frost Bankers, Inc. (Banks)	288	38,100
East West Bancorp, Inc. (Banks)	718	51,193
F.N.B. Corp. (Banks)	1,718	19,791
Fifth Third Bancorp (Banks)	3,458	129,779
First Citizens BancShares, Inc. - Class A (Banks)	67	42,838
First Financial Bancshares, Inc. (Banks)	649	25,947
First Horizon Corp. (Banks)	2,701	60,458
First Republic Bank (Banks)	907	135,343
Glacier Bancorp, Inc. (Banks)	549	25,122
Home BancShares, Inc. (Banks)	762	16,474
Huntington Bancshares, Inc. (Banks)	7,272	95,627
JPMorgan Chase & Co. (Banks)	14,947	1,784,075
KeyCorp (Banks)	4,698	90,718
M&T Bank Corp. (Banks)	906	150,976
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,352	21,732
Pinnacle Financial Partners, Inc. (Banks)	385	29,857
Popular, Inc. (Banks)	404	31,508
Prosperity Bancshares, Inc. (Banks)	466	30,467
Regions Financial Corp. (Banks)	4,764	98,710
Signature Bank (Banks)	317	76,793
SVB Financial Group* (Banks)	297	144,829
Synovus Financial Corp. (Banks)	733	30,449
TFS Financial Corp. (Thrifts & Mortgage Finance)	241	3,613
The PNC Financial Services Group, Inc. (Banks)	2,124	352,796
Truist Financial Corp. (Banks)	6,751	326,411
U.S. Bancorp (Banks)	6,830	331,665
UMB Financial Corp. (Banks)	218	19,659
Umpqua Holdings Corp. (Banks)	1,096	18,128
United Bankshares, Inc. (Banks)	690	22,949
Valley National Bancorp (Banks)	2,132	25,541
Webster Financial Corp. (Banks)	909	45,441
Wells Fargo & Co. (Banks)	19,653	857,461
Western Alliance Bancorp (Banks)	539	41,023
Wintrust Financial Corp. (Banks)	288	25,148
Zions Bancorp (Banks)	767	43,343
TOTAL COMMON STOCKS (Cost $2,259,814)		7,237,743

Repurchase Agreements(a)(b) (18.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $1,816,029	$1,816,000	$1,816,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,816,000)		1,816,000
TOTAL INVESTMENT SECURITIES (Cost $4,075,814) - 93.4%		9,053,743
Net other assets (liabilities) - 6.6%		638,711
NET ASSETS - 100.0%		$9,692,454

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $1,229,000.

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Dow Jones U.S. Banks Index	Goldman Sachs International	5/23/22	0.93%	$2,982,689	$(177,158)
Dow Jones U.S. Banks Index	UBS AG	5/23/22	0.68%	4,291,260	(196,523)
				$7,273,949	$(373,681)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Banks	$7,212,398	74.4%
Thrifts & Mortgage Finance	25,345	0.3%
Other **	2,454,711	25.3%
Total	$9,692,454	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (78.5%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	1,980	$463,459
Albemarle Corp. (Chemicals)	1,045	201,507
Alcoa Corp. (Metals & Mining)	1,643	111,395
Ashland Global Holdings, Inc. (Chemicals)	473	49,651
Axalta Coating Systems, Ltd.* (Chemicals)	1,916	48,609
Celanese Corp. (Chemicals)	964	141,650
CF Industries Holdings, Inc. (Chemicals)	1,915	185,429
Cleveland-Cliffs, Inc.* (Metals & Mining)	4,271	108,868
Commercial Metals Co. (Metals & Mining)	1,085	44,485
Corteva, Inc. (Chemicals)	6,493	374,581
Dow, Inc. (Chemicals)	6,571	436,972
DuPont de Nemours, Inc. (Chemicals)	4,580	301,959
Eastman Chemical Co. (Chemicals)	1,152	118,276
Ecolab, Inc. (Chemicals)	2,226	376,951
Element Solutions, Inc. (Chemicals)	1,945	40,106
FMC Corp. (Chemicals)	1,133	150,168
Freeport-McMoRan, Inc. (Metals & Mining)	13,111	531,651
Ginkgo Bioworks Holdings, Inc.* (Health Care)	10,296	29,858
Huntsman Corp. (Chemicals)	1,850	62,660
Ingevity Corp.* (Chemicals)	352	21,085
International Flavors & Fragrances, Inc. (Chemicals)	2,274	275,836
Linde PLC (Chemicals)	4,577	1,427,842
LyondellBasell Industries N.V. - Class A (Chemicals)	2,348	248,958
MP Materials Corp.* (Metals & Mining)	667	25,373
NewMarket Corp. (Chemicals)	61	19,801
Newmont Corp. (Metals & Mining)	7,122	518,838
Nucor Corp. (Metals & Mining)	2,429	375,961
Olin Corp. (Chemicals)	1,260	72,324
PPG Industries, Inc. (Chemicals)	2,119	271,211
Reliance Steel & Aluminum Co. (Metals & Mining)	560	111,020
Royal Gold, Inc. (Metals & Mining)	586	76,461
RPM International, Inc. (Chemicals)	1,158	95,998
Steel Dynamics, Inc. (Metals & Mining)	1,684	144,403
Sylvamo Corp.* (Paper & Forest Products)	316	14,109
The Chemours Co. (Chemicals)	1,430	47,290
The Mosaic Co. (Chemicals)	3,308	206,485
The Scotts Miracle-Gro Co. - Class A (Chemicals)	361	37,519
United States Steel Corp. (Metals & Mining)	2,331	71,072
Valvoline, Inc. (Chemicals)	1,602	48,428
Westlake Chemical Corp. (Chemicals)	296	37,459
TOTAL COMMON STOCKS (Cost $5,203,786)		7,925,708

Repurchase Agreements(a)(b) (19.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $1,951,031	$1,951,000	$1,951,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,951,000)		1,951,000
TOTAL INVESTMENT SECURITIES (Cost $7,154,786) - 97.8%		9,876,708
Net other assets (liabilities) - 2.2%		218,985
NET ASSETS - 100.0%		$10,095,693

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $1,062,000.

Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	5/23/22	0.93%	$2,629,842	$(43,125)
Dow Jones U.S. Basic Materials Index	UBS AG	5/23/22	0.68%	4,565,915	(61,010)
				$7,195,757	$(104,135)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Basic Materials UltraSector ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Chemicals	$5,762,213	57.1%
Health Care	29,858	0.3%
Metals & Mining	2,119,527	21.0%
Paper & Forest Products	14,110	0.1%
Other **	2,169,985	21.5%
Total	$10,095,693	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bear ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (99.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $45,161,718	$45,161,000	$45,161,000

TOTAL REPURCHASE AGREEMENTS (Cost $45,161,000)		45,161,000
TOTAL INVESTMENT SECURITIES (Cost $45,161,000) - 99.0%		45,161,000
Net other assets (liabilities) - 1.0%		446,828
NET ASSETS - 100.0%		$45,607,828

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $7,303,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/27/22	(0.68)%	$(18,750,698)	$125,943
S&P 500	UBS AG	5/27/22	(0.48)%	(26,865,809)	337,499
				$(45,616,507)	$463,442

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (83.6%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	6,939	$331,407
AbbVie, Inc. (Biotechnology)	133,935	19,672,372
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	8,891	163,950
Agilent Technologies, Inc. (Life Sciences Tools & Services)	22,756	2,714,108
Agios Pharmaceuticals, Inc.* (Biotechnology)	4,114	90,385
Alkermes PLC* (Biotechnology)	12,251	353,441
Allogene Therapeutics, Inc.* (Biotechnology)	5,614	46,877
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	9,107	1,215,147
Amgen, Inc. (Biotechnology)	42,673	9,950,917
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	7,990	328,469
Avantor, Inc.* (Life Sciences Tools & Services)	46,172	1,471,963
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	5,676	425,473
Beam Therapeutics, Inc.* (Biotechnology)	3,407	127,865
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	3,169	15,766
Biogen, Inc.* (Biotechnology)	11,129	2,308,600
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	4,650	414,641
BioMarin Pharmaceutical, Inc.* (Biotechnology)	13,909	1,131,497
Bio-Techne Corp. (Life Sciences Tools & Services)	2,976	1,129,957
Blueprint Medicines Corp.* (Biotechnology)	4,458	260,124
Bridgebio Pharma, Inc.* (Biotechnology)	8,140	65,283
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,823	923,293
CRISPR Therapeutics AG* (Health Care)	5,334	264,673
Danaher Corp. (Health Care Equipment & Supplies)	48,210	12,106,977
Denali Therapeutics, Inc.* (Biotechnology)	7,032	167,362
Emergent BioSolutions, Inc.* (Biotechnology)	3,627	117,442
Exact Sciences Corp.* (Biotechnology)	13,158	724,348
Exelixis, Inc.* (Biotechnology)	23,948	534,998
Fate Therapeutics, Inc.* (Biotechnology)	6,149	175,615
Gilead Sciences, Inc. (Biotechnology)	95,032	5,639,199
Halozyme Therapeutics, Inc.* (Biotechnology)	10,666	425,573
Horizon Therapeutics PLC* (Pharmaceuticals)	17,184	1,693,655
Illumina, Inc.* (Life Sciences Tools & Services)	11,841	3,512,633
Incyte Corp.* (Biotechnology)	14,249	1,068,105
Intellia Therapeutics, Inc.* (Biotechnology)	5,243	257,064
Ionis Pharmaceuticals, Inc.* (Biotechnology)	10,698	393,258
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	14,473	3,154,969
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	8,268	254,076

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	2,178	$290,915
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,741	2,224,180
Mirati Therapeutics, Inc.* (Biotechnology)	3,765	232,639
Moderna, Inc.* (Biotechnology)	26,724	3,591,973
Natera, Inc.* (Biotechnology)	6,663	234,005
Nektar Therapeutics* (Pharmaceuticals)	13,982	57,746
Neurocrine Biosciences, Inc.* (Biotechnology)	7,187	647,046
Novavax, Inc.* (Biotechnology)	5,728	258,161
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	16,713	105,960
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	8,085	5,328,904
Repligen Corp.* (Life Sciences Tools & Services)	3,895	612,450
Sarepta Therapeutics, Inc.* (Biotechnology)	6,597	477,095
Seagen, Inc.* (Biotechnology)	10,155	1,330,407
Sotera Health Co.* (Life Sciences Tools & Services)	7,502	152,891
Syneos Health, Inc.* (Life Sciences Tools & Services)	7,856	574,195
Twist Bioscience Corp.* (Biotechnology)	4,079	117,638
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	5,164	365,043
United Therapeutics Corp.* (Biotechnology)	3,412	605,835
Vertex Pharmaceuticals, Inc.* (Biotechnology)	19,287	5,269,594
Vir Biotechnology, Inc.* (Biotechnology)	5,553	113,004
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	5,612	1,768,117
TOTAL COMMON STOCKS (Cost $51,195,470)		97,989,280

Repurchase Agreements(a)(b) (20.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $24,222,385	$24,222,000	$24,222,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,222,000)		24,222,000

TOTAL INVESTMENT SECURITIES (Cost $75,417,470) - 104.3%		122,211,280
Net other assets (liabilities) - (4.3)%		(5,028,803)

NET ASSETS - 100.0%		$117,182,477

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $18,290,000.

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	5/23/22	0.93%	$41,478,234	$(2,475,360)
Dow Jones U.S. Biotechnology Index	UBS AG	5/23/22	0.83%	36,491,740	(2,281,524)
				$77,969,974	$(4,756,884)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Biotechnology	$64,203,876	54.9%
Health Care	264,673	0.2%
Health Care Equipment & Supplies	13,875,094	11.8%
Life Sciences Tools & Services	17,468,763	14.9%
Pharmaceuticals	1,751,401	1.5%
Semiconductors & Semiconductor Equipment	425,473	0.3%
Other **	19,193,197	16.4%
Total	$117,182,477	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bitcoin Strategy ProFund :: Consolidated Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

U.S. Treasury Obligation (101.2%)

	Principal Amount	Value
U.S. Treasury Bills, 0.20%+, 5/19/22^	$31,000,000	$30,996,687

TOTAL U.S. TREASURY OBLIGATION (Cost $30,998,648)		30,996,687

TOTAL INVESTMENT SECURITIES (Cost $30,998,648) - 101.2%		30,996,687

Reverse Repurchase Agreements including accrued interest - (91.4)%		(27,998,203)
Net other assets (liabilities) - 90.2%		27,639,193

NET ASSETS - 100.0%		$30,637,677

+	Reflects the effective yield or interest rate in effect at April 30, 2022.
^	$27,998,203 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	118	5/30/22	$22,588,150	$(1,785,232)
CME Bitcoin Futures Contracts	42	6/27/22	8,059,800	(375,523)
			$30,647,950	$(2,160,755)

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (64.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	560	$80,763
A.O. Smith Corp. (Building Products)	128	7,479
Abbott Laboratories (Health Care Equipment & Supplies)	1,733	196,695
AbbVie, Inc. (Biotechnology)	1,732	254,395
ABIOMED, Inc.* (Health Care Equipment & Supplies)	45	12,896
Accenture PLC - Class A (IT Services)	620	186,223
Activision Blizzard, Inc. (Entertainment)	763	57,683
Adobe, Inc.* (Software)	463	183,325
Advance Auto Parts, Inc. (Specialty Retail)	62	12,377
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,602	137,003
Aflac, Inc. (Insurance)	587	33,623
Agilent Technologies, Inc. (Life Sciences Tools & Services)	295	35,185
Air Products & Chemicals, Inc. (Chemicals)	218	51,027
Akamai Technologies, Inc.* (IT Services)	159	17,853
Alaska Air Group, Inc.* (Airlines)	123	6,690
Albemarle Corp. (Chemicals)	114	21,983
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	143	26,049
Align Technology, Inc.* (Health Care Equipment & Supplies)	72	20,874
Allegion PLC (Building Products)	88	10,053
Alliant Energy Corp. (Electric Utilities)	245	14,408
Alphabet, Inc.* - Class A (Interactive Media & Services)	295	673,245
Alphabet, Inc.* - Class C (Interactive Media & Services)	273	627,716
Altria Group, Inc. (Tobacco)	1,786	99,248
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	429	1,066,335
Amcor PLC (Containers & Packaging)	1,481	17,565
Ameren Corp. (Multi-Utilities)	253	23,504
American Airlines Group, Inc.* (Airlines)	634	11,900
American Electric Power Co., Inc. (Electric Utilities)	493	48,861
American Express Co. (Consumer Finance)	603	105,350
American International Group, Inc. (Insurance)	814	47,627
American Tower Corp. (Equity Real Estate Investment Trusts)	446	107,494
American Water Works Co., Inc. (Water Utilities)	178	27,426
Ameriprise Financial, Inc. (Capital Markets)	109	28,938
AmerisourceBergen Corp. (Health Care Providers & Services)	148	22,391
AMETEK, Inc. (Electrical Equipment)	227	28,661
Amgen, Inc. (Biotechnology)	552	128,721
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	587	41,970
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	515	79,506
ANSYS, Inc.* (Software)	85	23,434
Anthem, Inc. (Health Care Providers & Services)	237	118,957
Aon PLC (Insurance)	211	60,766
APA Corp. (Oil, Gas & Consumable Fuels)	356	14,571
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,191	2,394,862
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	871	96,115
Aptiv PLC* (Auto Components)	265	28,196
Archer-Daniels-Midland Co. (Food Products)	548	49,079
Arista Networks, Inc.* (Communications Equipment)	220	25,425
Arthur J. Gallagher & Co. (Insurance)	205	34,540
Assurant, Inc. (Insurance)	56	10,185
AT&T, Inc. (Diversified Telecommunication Services)	6,997	131,963
Atmos Energy Corp. (Gas Utilities)	132	14,969
Autodesk, Inc.* (Software)	215	40,695
Automatic Data Processing, Inc. (IT Services)	412	89,890
AutoZone, Inc.* (Specialty Retail)	20	39,109
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	136	30,937
Avery Dennison Corp. (Containers & Packaging)	81	14,629
Baker Hughes Co. - Class A (Energy Equipment & Services)	887	27,515
Ball Corp. (Containers & Packaging)	317	25,727
Bank of America Corp. (Banks)	6,965	248,511
Bath & Body Works, Inc. (Specialty Retail)	252	13,328
Baxter International, Inc. (Health Care Equipment & Supplies)	490	34,819
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	279	68,966
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,795	579,480
Best Buy Co., Inc. (Specialty Retail)	212	19,065
Biogen, Inc.* (Biotechnology)	144	29,871
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	21	10,753
Bio-Techne Corp. (Life Sciences Tools & Services)	38	14,428
BlackRock, Inc. - Class A (Capital Markets)	140	87,455
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	41	90,623
BorgWarner, Inc. (Auto Components)	234	8,618
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	139	16,346
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,395	58,743
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,135	160,701
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	405	224,528
Broadridge Financial Solutions, Inc. (IT Services)	114	16,431
Brown & Brown, Inc. (Insurance)	229	14,193
Brown-Forman Corp. - Class B (Beverages)	179	12,072
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	127	13,481
Cadence Design Systems, Inc.* (Software)	271	40,880
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	210	13,919
Camden Property Trust (Equity Real Estate Investment Trusts)	100	15,689
Campbell Soup Co. (Food Products)	197	9,302
Capital One Financial Corp. (Consumer Finance)	405	50,471
Cardinal Health, Inc. (Health Care Providers & Services)	271	15,732
CarMax, Inc.* (Specialty Retail)	159	13,639

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	792	$13,702
Carrier Global Corp. (Building Products)	838	32,070
Catalent, Inc.* (Pharmaceuticals)	176	15,939
Caterpillar, Inc. (Machinery)	530	111,585
Cboe Global Markets, Inc. (Capital Markets)	105	11,863
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	328	27,237
CDW Corp. (Electronic Equipment, Instruments & Components)	132	21,540
Celanese Corp. (Chemicals)	106	15,576
Centene Corp.* (Health Care Providers & Services)	571	45,994
CenterPoint Energy, Inc. (Multi-Utilities)	615	18,825
Ceridian HCM Holding, Inc.* (Software)	133	7,465
Cerner Corp. (Health Care Technology)	288	26,968
CF Industries Holdings, Inc. (Chemicals)	210	20,334
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	50	12,076
Charter Communications, Inc.* - Class A (Media)	117	50,133
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,889	295,950
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	28	40,757
Chubb, Ltd. (Insurance)	422	87,123
Church & Dwight Co., Inc. (Household Products)	237	23,122
Cigna Corp. (Health Care Providers & Services)	316	77,982
Cincinnati Financial Corp. (Insurance)	147	18,031
Cintas Corp. (Commercial Services & Supplies)	87	34,562
Cisco Systems, Inc. (Communications Equipment)	4,133	202,435
Citigroup, Inc. (Banks)	1,944	93,720
Citizens Financial Group, Inc. (Banks)	417	16,430
Citrix Systems, Inc. (Software)	122	12,212
CME Group, Inc. (Capital Markets)	353	77,427
CMS Energy Corp. (Multi-Utilities)	284	19,508
Cognizant Technology Solutions Corp. - Class A (IT Services)	515	41,664
Colgate-Palmolive Co. (Household Products)	826	63,643
Comcast Corp. - Class A (Media)	4,432	176,217
Comerica, Inc. (Banks)	128	10,483
Conagra Brands, Inc. (Food Products)	468	16,347
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,276	121,884
Consolidated Edison, Inc. (Multi-Utilities)	346	32,088
Constellation Brands, Inc. - Class A (Beverages)	161	39,620
Constellation Energy Corp. (Electric Utilities)	319	18,888
Copart, Inc.* (Commercial Services & Supplies)	210	23,867
Corning, Inc. (Electronic Equipment, Instruments & Components)	731	25,724
Corteva, Inc. (Chemicals)	711	41,018
Costco Wholesale Corp. (Food & Staples Retailing)	434	230,766
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	797	22,946
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	423	78,344
CSX Corp. (Road & Rail)	2,173	74,621
Cummins, Inc. (Machinery)	139	26,297
CVS Health Corp. (Health Care Providers & Services)	1,286	123,623
D.R. Horton, Inc. (Household Durables)	316	21,990
Danaher Corp. (Health Care Equipment & Supplies)	624	156,704
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	126	16,598
DaVita, Inc.* (Health Care Providers & Services)	60	6,502
Deere & Co. (Machinery)	275	103,826
Delta Air Lines, Inc.* (Airlines)	626	26,937
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	213	8,518
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	617	35,891
DexCom, Inc.* (Health Care Equipment & Supplies)	94	38,407
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	167	21,080
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	278	40,621
Discover Financial Services (Consumer Finance)	282	31,714
DISH Network Corp.* - Class A (Media)	244	6,956
Dollar General Corp. (Multiline Retail)	227	53,919
Dollar Tree, Inc.* (Multiline Retail)	220	35,739
Dominion Energy, Inc. (Multi-Utilities)	793	64,740
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	35	11,830
Dover Corp. (Machinery)	142	18,929
Dow, Inc. (Chemicals)	721	47,947
DTE Energy Co. (Multi-Utilities)	190	24,898
Duke Energy Corp. (Electric Utilities)	754	83,061
Duke Realty Corp. (Equity Real Estate Investment Trusts)	373	20,422
DuPont de Nemours, Inc. (Chemicals)	502	33,097
DXC Technology Co.* (IT Services)	239	6,859
Eastman Chemical Co. (Chemicals)	126	12,936
Eaton Corp. PLC (Electrical Equipment)	391	56,703
eBay, Inc. (Internet & Direct Marketing Retail)	613	31,827
Ecolab, Inc. (Chemicals)	244	41,319
Edison International (Electric Utilities)	372	25,590
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	612	64,737
Electronic Arts, Inc. (Entertainment)	275	32,464
Eli Lilly & Co. (Pharmaceuticals)	777	226,985
Emerson Electric Co. (Electrical Equipment)	582	52,485
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	131	21,143
Entergy Corp. (Electric Utilities)	197	23,413
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	574	67,020
EPAM Systems, Inc.* (IT Services)	56	14,839
Equifax, Inc. (Professional Services)	119	24,219
Equinix, Inc. (Equity Real Estate Investment Trusts)	88	63,279
Equity Residential (Equity Real Estate Investment Trusts)	334	27,221

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares		Value
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	64		$21,073
Etsy, Inc.* (Internet & Direct Marketing Retail)	125		11,649
Everest Re Group, Ltd. (Insurance)	38		10,439
Evergy, Inc. (Electric Utilities)	224		15,198
Eversource Energy (Electric Utilities)	337		29,454
Exelon Corp. (Electric Utilities)	959		44,862
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	147		25,688
Expeditors International of Washington, Inc. (Air Freight & Logistics)	166		16,446
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	131		24,890
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,149		353,702
F5, Inc.* (Communications Equipment)	59		9,877
FactSet Research Systems, Inc. (Capital Markets)	37		14,929
Fastenal Co. (Trading Companies & Distributors)	563		31,140
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	69		8,077
FedEx Corp. (Air Freight & Logistics)	239		47,499
Fidelity National Information Services, Inc. (IT Services)	596		59,093
Fifth Third Bancorp (Banks)	669		25,108
First Horizon Corp. (Banks)	–	†	8
First Republic Bank (Banks)	176		26,263
FirstEnergy Corp. (Electric Utilities)	558		24,167
Fiserv, Inc.* (IT Services)	582		56,989
FleetCor Technologies, Inc.* (IT Services)	80		19,962
FMC Corp. (Chemicals)	125		16,568
Ford Motor Co. (Automobiles)	3,855		54,587
Fortinet, Inc.* (Software)	132		38,149
Fortive Corp. (Machinery)	351		20,183
Fortune Brands Home & Security, Inc. (Building Products)	132		9,405
Fox Corp. - Class A (Media)	308		11,039
Fox Corp. - Class B (Media)	142		4,720
Franklin Resources, Inc. (Capital Markets)	274		6,738
Freeport-McMoRan, Inc. (Metals & Mining)	1,438		58,311
Garmin, Ltd. (Household Durables)	149		16,351
Gartner, Inc.* (IT Services)	81		23,535
Generac Holdings, Inc.* (Electrical Equipment)	62		13,602
General Dynamics Corp. (Aerospace & Defense)	226		53,456
General Electric Co. (Industrial Conglomerates)	1,078		80,365
General Mills, Inc. (Food Products)	591		41,801
General Motors Co.* (Automobiles)	1,423		53,946
Genuine Parts Co. (Distributors)	139		18,077
Gilead Sciences, Inc. (Biotechnology)	1,229		72,929
Global Payments, Inc. (IT Services)	279		38,217
Globe Life, Inc. (Insurance)	90		8,827
Halliburton Co. (Energy Equipment & Services)	880		31,346
Hartford Financial Services Group, Inc. (Insurance)	327		22,867
Hasbro, Inc. (Leisure Products)	127		11,184
HCA Healthcare, Inc. (Health Care Providers & Services)	235		50,419
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	527		17,291
Henry Schein, Inc.* (Health Care Providers & Services)	136		11,030
Hess Corp. (Oil, Gas & Consumable Fuels)	270		27,829
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,267		19,525
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	273		42,394
Hologic, Inc.* (Health Care Equipment & Supplies)	245		17,638
Honeywell International, Inc. (Industrial Conglomerates)	673		130,232
Hormel Foods Corp. (Food Products)	276		14,460
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	699		14,225
Howmet Aerospace, Inc. (Aerospace & Defense)	371		12,659
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,061		38,865
Humana, Inc. (Health Care Providers & Services)	126		56,015
Huntington Bancshares, Inc. (Banks)	1,408		18,515
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	39		8,297
IDEX Corp. (Machinery)	75		14,237
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	83		35,730
Illinois Tool Works, Inc. (Machinery)	281		55,388
Illumina, Inc.* (Life Sciences Tools & Services)	153		45,387
Incyte Corp.* (Biotechnology)	185		13,868
Ingersoll Rand, Inc. (Machinery)	399		17,540
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,992		174,011
Intercontinental Exchange, Inc. (Capital Markets)	551		63,811
International Business Machines Corp. (IT Services)	878		116,080
International Flavors & Fragrances, Inc. (Chemicals)	249		30,204
International Paper Co. (Containers & Packaging)	379		17,540
Intuit, Inc. (Software)	278		116,413
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	350		83,755
Invesco, Ltd. (Capital Markets)	333		6,121
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	35		3,307
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	187		40,764
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	283		15,206
J.B. Hunt Transport Services, Inc. (Road & Rail)	83		14,181
Jack Henry & Associates, Inc. (IT Services)	71		13,460
Jacobs Engineering Group, Inc. (Professional Services)	127		17,596
Johnson & Johnson (Pharmaceuticals)	2,580		465,587
Johnson Controls International PLC (Building Products)	688		41,191
JPMorgan Chase & Co. (Banks)	2,896		345,668

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Juniper Networks, Inc. (Communications Equipment)	318	$10,023
Kellogg Co. (Food Products)	250	17,125
KeyCorp (Banks)	909	17,553
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	180	25,249
Kimberly-Clark Corp. (Household Products)	330	45,814
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	603	15,274
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,909	34,648
KLA Corp. (Semiconductors & Semiconductor Equipment)	148	47,250
L3Harris Technologies, Inc. (Aerospace & Defense)	193	44,826
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	92	22,106
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	136	63,343
Lamb Weston Holding, Inc. (Food Products)	142	9,386
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	336	11,904
Leidos Holdings, Inc. (Professional Services)	138	14,284
Lennar Corp. - Class A (Household Durables)	255	19,505
Lincoln National Corp. (Insurance)	162	9,744
Linde PLC (Chemicals)	502	156,603
Live Nation Entertainment, Inc.* (Entertainment)	132	13,844
LKQ Corp. (Distributors)	261	12,953
Lockheed Martin Corp. (Aerospace & Defense)	237	102,412
Loews Corp. (Insurance)	192	12,065
Lowe's Cos., Inc. (Specialty Retail)	661	130,700
Lumen Technologies, Inc. (Diversified Telecommunication Services)	902	9,074
LyondellBasell Industries N.V. - Class A (Chemicals)	258	27,356
M&T Bank Corp. (Banks)	176	29,329
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	762	18,989
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	568	49,564
MarketAxess Holdings, Inc. (Capital Markets)	37	9,754
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	268	47,506
Marsh & McLennan Cos., Inc. (Insurance)	494	79,881
Martin Marietta Materials, Inc. (Construction Materials)	62	21,962
Masco Corp. (Building Products)	234	12,329
Mastercard, Inc. - Class A (IT Services)	846	307,419
Match Group, Inc.* (Interactive Media & Services)	278	22,004
McCormick & Co., Inc. (Food Products)	245	24,640
McDonald's Corp. (Hotels, Restaurants & Leisure)	732	182,385
McKesson Corp. (Health Care Providers & Services)	147	45,513
Medtronic PLC (Health Care Equipment & Supplies)	1,318	137,546
Merck & Co., Inc. (Pharmaceuticals)	2,475	219,508
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	2,263	453,664
MetLife, Inc. (Insurance)	687	45,122
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	22	28,106
MGM Resorts International (Hotels, Restaurants & Leisure)	369	15,144
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	545	35,534
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,097	74,804
Microsoft Corp. (Software)	7,346	2,038,663
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	113	22,225
Moderna, Inc.* (Biotechnology)	346	46,506
Mohawk Industries, Inc.* (Household Durables)	54	7,617
Molina Healthcare, Inc.* (Health Care Providers & Services)	58	18,180
Molson Coors Beverage Co. - Class B (Beverages)	184	9,962
Mondelez International, Inc. - Class A (Food Products)	1,360	87,693
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	42	16,474
Monster Beverage Corp.* (Beverages)	368	31,530
Moody's Corp. (Capital Markets)	159	50,320
Morgan Stanley (Capital Markets)	1,391	112,101
Motorola Solutions, Inc. (Communications Equipment)	165	35,259
MSCI, Inc. - Class A (Capital Markets)	80	33,700
Nasdaq, Inc. (Capital Markets)	114	17,940
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	217	15,895
Netflix, Inc.* (Entertainment)	435	82,807
Newell Brands, Inc. (Household Durables)	370	8,566
Newmont Corp. (Metals & Mining)	781	56,896
News Corp. - Class A (Media)	382	7,587
News Corp. - Class B (Media)	118	2,349
NextEra Energy, Inc. (Electric Utilities)	1,923	136,572
Nielsen Holdings PLC (Professional Services)	350	9,384
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,251	156,000
NiSource, Inc. (Multi-Utilities)	384	11,182
Nordson Corp. (Machinery)	52	11,216
Norfolk Southern Corp. (Road & Rail)	235	60,602
Northern Trust Corp. (Capital Markets)	203	20,919
Northrop Grumman Corp. (Aerospace & Defense)	144	63,274
NortonLifelock, Inc. (Software)	569	14,248
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	408	8,172
NRG Energy, Inc. (Electric Utilities)	239	8,580
Nucor Corp. (Metals & Mining)	266	41,171
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,450	454,402
NVR, Inc.* (Household Durables)	3	13,129
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	261	44,605

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	869	$47,873
Old Dominion Freight Line, Inc. (Road & Rail)	92	25,771
Omnicom Group, Inc. (Media)	204	15,531
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	436	27,612
Oracle Corp. (Software)	1,543	113,256
O'Reilly Automotive, Inc.* (Specialty Retail)	66	40,032
Organon & Co. (Pharmaceuticals)	248	8,018
Otis Worldwide Corp. (Machinery)	417	30,374
PACCAR, Inc. (Machinery)	341	28,320
Packaging Corp. of America (Containers & Packaging)	93	14,989
Paramount Global - Class B (Media)	594	17,297
Parker-Hannifin Corp. (Machinery)	126	34,123
Paychex, Inc. (IT Services)	315	39,920
Paycom Software, Inc.* (Software)	47	13,229
PayPal Holdings, Inc.* (IT Services)	1,142	100,416
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	162	5,924
Pentair PLC (Machinery)	162	8,222
PepsiCo, Inc. (Beverages)	1,356	232,839
PerkinElmer, Inc. (Life Sciences Tools & Services)	123	18,033
Pfizer, Inc. (Pharmaceuticals)	5,499	269,836
Philip Morris International, Inc. (Tobacco)	1,518	151,800
Phillips 66 (Oil, Gas & Consumable Fuels)	459	39,823
Pinnacle West Capital Corp. (Electric Utilities)	110	7,832
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	223	51,841
Pool Corp. (Distributors)	39	15,804
PPG Industries, Inc. (Chemicals)	232	29,694
PPL Corp. (Electric Utilities)	735	20,808
Principal Financial Group, Inc. (Insurance)	238	16,217
Prologis, Inc. (Equity Real Estate Investment Trusts)	725	116,209
Prudential Financial, Inc. (Insurance)	371	40,257
PTC, Inc.* (Software)	104	11,878
Public Service Enterprise Group, Inc. (Multi-Utilities)	495	34,482
Public Storage (Equity Real Estate Investment Trusts)	149	55,354
PulteGroup, Inc. (Household Durables)	243	10,148
PVH Corp. (Textiles, Apparel & Luxury Goods)	68	4,949
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	106	12,061
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,104	154,218
Quanta Services, Inc. (Construction & Engineering)	140	16,237
Quest Diagnostics, Inc. (Health Care Providers & Services)	117	15,659
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	46	4,800
Raymond James Financial, Inc. (Capital Markets)	184	17,933
Raytheon Technologies Corp. (Aerospace & Defense)	1,462	138,758
Realty Income Corp. (Equity Real Estate Investment Trusts)	554	38,425
Regency Centers Corp. (Equity Real Estate Investment Trusts)	150	10,325
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	105	69,207
Regions Financial Corp. (Banks)	922	19,104
Republic Services, Inc. (Commercial Services & Supplies)	205	27,525
ResMed, Inc. (Health Care Equipment & Supplies)	143	28,596
Robert Half International, Inc. (Professional Services)	108	10,617
Rockwell Automation, Inc. (Electrical Equipment)	114	28,804
Rollins, Inc. (Commercial Services & Supplies)	221	7,412
Roper Technologies, Inc. (Industrial Conglomerates)	104	48,872
Ross Stores, Inc. (Specialty Retail)	346	34,520
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	220	17,101
S&P Global, Inc. (Capital Markets)	347	130,646
Salesforce, Inc.* (Software)	965	169,782
SBA Communications Corp. (Equity Real Estate Investment Trusts)	106	36,794
Schlumberger, Ltd. (Energy Equipment & Services)	1,374	53,599
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	198	16,244
Sealed Air Corp. (Containers & Packaging)	145	9,310
Sempra Energy (Multi-Utilities)	313	50,506
ServiceNow, Inc.* (Software)	195	93,230
Signature Bank (Banks)	62	15,020
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	323	38,114
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	161	18,241
Snap-on, Inc. (Machinery)	52	11,049
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	51	12,771
Southwest Airlines Co.* (Airlines)	580	27,098
Stanley Black & Decker, Inc. (Machinery)	160	19,224
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,127	84,119
State Street Corp. (Capital Markets)	359	24,042
STERIS PLC (Health Care Equipment & Supplies)	98	21,957
Stryker Corp. (Health Care Equipment & Supplies)	329	79,375
SVB Financial Group* (Banks)	58	28,283
Synchrony Financial (Consumer Finance)	510	18,773
Synopsys, Inc.* (Software)	151	43,305
Sysco Corp. (Food & Staples Retailing)	497	42,484
T. Rowe Price Group, Inc. (Capital Markets)	224	27,561
Take-Two Interactive Software, Inc.* (Entertainment)	113	13,505
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	257	8,460
Target Corp. (Multiline Retail)	469	107,237
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	319	39,805
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	46	19,851

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Teleflex, Inc. (Health Care Equipment & Supplies)	46	$13,139
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	160	16,874
Tesla, Inc.* (Automobiles)	821	714,894
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	905	154,076
Textron, Inc. (Aerospace & Defense)	216	14,958
The AES Corp. (Independent Power and Renewable Electricity Producers)	652	13,314
The Allstate Corp. (Insurance)	275	34,799
The Bank of New York Mellon Corp. (Capital Markets)	724	30,451
The Boeing Co.* (Aerospace & Defense)	538	80,076
The Charles Schwab Corp. (Capital Markets)	1,473	97,704
The Clorox Co. (Household Products)	121	17,360
The Coca-Cola Co. (Beverages)	3,810	246,163
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	49	17,691
The Estee Lauder Co., Inc. (Personal Products)	228	60,206
The Goldman Sachs Group, Inc. (Capital Markets)	333	101,728
The Hershey Co. (Food Products)	143	32,285
The Home Depot, Inc. (Specialty Retail)	1,023	307,310
The Interpublic Group of Cos., Inc. (Media)	384	12,526
The JM Smucker Co. - Class A (Food Products)	106	14,515
The Kraft Heinz Co. (Food Products)	694	29,585
The Kroger Co. (Food & Staples Retailing)	655	35,344
The Mosaic Co. (Chemicals)	363	22,658
The PNC Financial Services Group, Inc. (Banks)	412	68,433
The Procter & Gamble Co. (Household Products)	2,349	377,132
The Progressive Corp. (Insurance)	573	61,518
The Sherwin-Williams Co. (Chemicals)	236	64,890
The Southern Co. (Electric Utilities)	1,038	76,179
The TJX Cos., Inc. (Specialty Retail)	1,169	71,636
The Travelers Cos., Inc. (Insurance)	236	40,370
The Walt Disney Co.* (Entertainment)	1,784	199,147
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,189	40,771
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	387	213,980
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	576	70,929
Tractor Supply Co. (Specialty Retail)	111	22,361
Trane Technologies PLC (Building Products)	229	32,035
TransDigm Group, Inc.* (Aerospace & Defense)	51	30,335
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	246	16,408
Truist Financial Corp. (Banks)	1,307	63,193
Twitter, Inc.* (Interactive Media & Services)	783	38,383
Tyler Technologies, Inc.* (Software)	41	16,183
Tyson Foods, Inc. - Class A (Food Products)	287	26,737
U.S. Bancorp (Banks)	1,322	64,196
UDR, Inc. (Equity Real Estate Investment Trusts)	293	15,591
Ulta Beauty, Inc.* (Specialty Retail)	52	20,634
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	184	2,826
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	210	2,980
Union Pacific Corp. (Road & Rail)	624	146,196
United Airlines Holdings , Inc.* (Airlines)	316	15,958
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	715	128,685
United Rentals, Inc.* (Trading Companies & Distributors)	71	22,473
UnitedHealth Group, Inc. (Health Care Providers & Services)	923	469,392
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	72	8,822
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	401	44,703
Ventas, Inc. (Equity Real Estate Investment Trusts)	390	21,665
VeriSign, Inc.* (IT Services)	94	16,797
Verisk Analytics, Inc. (Professional Services)	157	32,036
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,114	190,479
Vertex Pharmaceuticals, Inc.* (Biotechnology)	249	68,032
VF Corp. (Textiles, Apparel & Luxury Goods)	315	16,380
Viatris, Inc. (Pharmaceuticals)	1,184	12,231
Visa, Inc. - Class A (IT Services)	1,624	346,124
Vornado Realty Trust (Equity Real Estate Investment Trusts)	155	6,000
Vulcan Materials Co. (Construction Materials)	130	22,397
W.R. Berkley Corp. (Insurance)	204	13,564
W.W. Grainger, Inc. (Trading Companies & Distributors)	42	21,001
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	702	29,765
Walmart, Inc. (Food & Staples Retailing)	1,386	212,044
Warner Bros Discovery, Inc.* (Entertainment)	2,155	39,113
Waste Management, Inc. (Commercial Services & Supplies)	378	62,158
Waters Corp.* (Life Sciences Tools & Services)	60	18,181
WEC Energy Group, Inc. (Multi-Utilities)	309	30,915
Wells Fargo & Co. (Banks)	3,807	166,099
Welltower, Inc. (Equity Real Estate Investment Trusts)	426	38,685
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	72	22,684
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	306	16,239
Westinghouse Air Brake Technologies Corp. (Machinery)	183	16,454
WestRock Co. (Containers & Packaging)	258	12,779
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	732	30,173
Whirlpool Corp. (Household Durables)	58	10,528
Willis Towers Watson PLC (Insurance)	119	25,568
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	103	7,259
Xcel Energy, Inc. (Electric Utilities)	528	38,681
Xylem, Inc. (Machinery)	177	14,249

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	283	$33,114
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	52	19,222
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	205	24,754
Zions Bancorp (Banks)	148	8,363
Zoetis, Inc. (Pharmaceuticals)	464	82,244
TOTAL COMMON STOCKS
(Cost $14,002,224)		34,233,225

Repurchase Agreements(a)(b) (52.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $28,172,448	$28,172,000	$28,172,000

TOTAL REPURCHASE AGREEMENTS
(Cost $28,172,000)		28,172,000

TOTAL INVESTMENT SECURITIES
(Cost $42,174,224) - 116.9%		62,405,225
Net other assets (liabilities) - (16.9)%		(9,011,649)

NET ASSETS - 100.0%		$53,393,576

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $3,440,000.

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/27/22	0.93%	$10,131,492	$(174,135)
S&P 500	UBS AG	5/27/22	0.83%	9,338,162	(116,776)
				$19,469,654	$(290,911)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Bull ProFund invested in the following industries as of April 30, 2022:
	Value	% of Net Assets
Aerospace & Defense	$549,051	1.0%
Air Freight & Logistics	206,111	0.4%
Airlines	88,583	0.2%
Auto Components	36,814	0.1%
Automobiles	823,427	1.5%
Banks	1,264,279	2.4%
Beverages	572,187	1.1%
Biotechnology	683,529	1.3%
Building Products	144,562	0.3%
Capital Markets	972,081	1.8%
Chemicals	633,210	1.2%
Commercial Services & Supplies	155,524	0.3%
Communications Equipment	283,019	0.5%
Construction & Engineering	16,237	NM
Construction Materials	44,359	0.1%
Consumer Finance	206,308	0.4%
Containers & Packaging	112,539	0.2%
Distributors	46,834	0.1%
Diversified Financial Services	579,480	1.1%
Diversified Telecommunication Services	331,516	0.6%
Electric Utilities	616,554	1.2%
Electrical Equipment	180,255	0.3%
Electronic Equipment, Instruments & Components	213,076	0.4%
Energy Equipment & Services	112,460	0.2%
Entertainment	438,563	0.8%
Equity Real Estate Investment Trusts	971,998	1.8%
Food & Staples Retailing	550,403	1.0%
Food Products	372,955	0.7%
Gas Utilities	14,969	NM
Health Care Equipment & Supplies	1,144,224	2.1%
Health Care Providers & Services	1,108,317	2.1%
Health Care Technology	26,968	NM
Hotels, Restaurants & Leisure	668,139	1.3%
Household Durables	107,834	0.2%
Household Products	527,071	1.0%
Independent Power and Renewable Electricity Producers	13,314	NM
Industrial Conglomerates	340,232	0.6%
Insurance	727,326	1.4%
Interactive Media & Services	1,815,013	3.4%
Internet & Direct Marketing Retail	1,109,811	2.1%
IT Services	1,511,771	2.8%
Leisure Products	11,184	NM
Life Sciences Tools & Services	436,893	0.8%
Machinery	541,216	1.0%
Media	304,355	0.6%
Metals & Mining	156,378	0.3%
Multiline Retail	196,895	0.4%
Multi-Utilities	310,648	0.6%
Oil, Gas & Consumable Fuels	1,316,697	2.5%
Personal Products	60,206	0.1%
Pharmaceuticals	1,461,048	2.7%
Professional Services	108,136	0.2%
Real Estate Management & Development	27,237	0.1%
Road & Rail	321,371	0.6%
Semiconductors & Semiconductor Equipment	1,836,960	3.4%
Software	2,976,346	5.5%
Specialty Retail	724,711	1.4%
Technology Hardware, Storage & Peripherals	2,501,629	4.7%
Textiles, Apparel & Luxury Goods	196,395	0.4%
Tobacco	251,048	0.5%
Trading Companies & Distributors	74,614	0.1%
Water Utilities	27,426	0.1%
Wireless Telecommunication Services	70,929	0.1%
Other **	19,160,351	35.9%
Total	$53,393,576	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (81.0%)
	Shares	Value
Activision Blizzard, Inc. (Entertainment)	2,341	$176,979
Alphabet, Inc.* - Class A (Interactive Media & Services)	192	438,180
Alphabet, Inc.* - Class C (Interactive Media & Services)	177	406,981
AT&T, Inc. (Diversified Telecommunication Services)	8,106	152,879
Charter Communications, Inc.* - Class A (Media)	336	143,973
Comcast Corp. - Class A (Media)	4,175	165,999
DISH Network Corp.* - Class A (Media)	1,067	30,420
Electronic Arts, Inc. (Entertainment)	1,199	141,542
Fox Corp. - Class A (Media)	1,349	48,348
Fox Corp. - Class B (Media)	624	20,742
Live Nation Entertainment, Inc.* (Entertainment)	577	60,516
Lumen Technologies, Inc. (Diversified Telecommunication Services)	3,934	39,576
Match Group, Inc.* (Interactive Media & Services)	1,208	95,613
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	4,031	808,096
Netflix, Inc.* (Entertainment)	552	105,079
News Corp. - Class A (Media)	1,669	33,146
News Corp. - Class B (Media)	517	10,293
Omnicom Group, Inc. (Media)	893	67,984
Paramount Global - Class B (Media)	2,589	75,392
Take-Two Interactive Software, Inc.* (Entertainment)	492	58,799
The Interpublic Group of Cos., Inc. (Media)	1,681	54,834
The Walt Disney Co.* (Entertainment)	1,426	159,184
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,509	185,818
Twitter, Inc.* (Interactive Media & Services)	3,413	167,305
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,544	164,087
Warner Bros Discovery, Inc.* (Entertainment)	9,438	171,300
TOTAL COMMON STOCKS
(Cost $3,415,987)		3,983,065

Repurchase Agreements(a)(b) (22.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $1,088,017	$1,088,000	$1,088,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,088,000)		1,088,000

TOTAL INVESTMENT SECURITIES
(Cost $4,503,987) - 103.2%		5,071,065
Net other assets (liabilities) - (3.2)%		(159,389)

NET ASSETS - 100.0%		$4,911,676

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $940,000.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	5/23/22	0.93%	$1,769,882	$(92,675)
S&P Communication Services Select Sector Index	UBS AG	5/23/22	0.68%	1,651,581	(141,004)
				$3,421,463	$(233,679)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Communication Services UltraSector ProFund invested in the following industries as of April 30, 2022:
	Value	% of Net Assets
Diversified Telecommunication Services	$356,542	7.3%
Entertainment	873,399	17.8%
Interactive Media & Services	1,916,175	38.9%
Media	651,131	13.2%
Wireless Telecommunication Services	185,818	3.8%
Other **	928,611	19.0%
Total	$4,911,676	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (77.7%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	1,465	$110,754
Altria Group, Inc. (Tobacco)	3,429	190,550
Aptiv PLC* (Auto Components)	509	54,157
Archer-Daniels-Midland Co. (Food Products)	1,053	94,306
Autoliv, Inc. (Auto Components)	148	10,905
Beyond Meat, Inc.* (Food Products)	113	4,167
BorgWarner, Inc. (Auto Components)	451	16,610
Brown-Forman Corp. - Class B (Beverages)	344	23,199
Brunswick Corp. (Leisure Products)	145	10,963
Bunge, Ltd. (Food Products)	264	29,864
Callaway Golf Co.* (Leisure Products)	220	4,827
Campbell Soup Co. (Food Products)	380	17,944
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	278	13,261
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	80	6,739
Church & Dwight Co., Inc. (Household Products)	455	44,390
Colgate-Palmolive Co. (Household Products)	1,585	122,124
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	65	5,340
Conagra Brands, Inc. (Food Products)	902	31,507
Constellation Brands, Inc. - Class A (Beverages)	309	76,042
Coty, Inc.* - Class A (Personal Products)	647	5,247
Cricut, Inc.* - Class A (Household Durables)	68	790
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	111	7,374
D.R. Horton, Inc. (Household Durables)	607	42,240
Darling Ingredients, Inc.* (Food Products)	304	22,311
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	51	13,553
Electronic Arts, Inc. (Entertainment)	529	62,448
Energizer Holdings, Inc. (Household Products)	123	3,726
Flowers Foods, Inc. (Food Products)	374	9,918
Ford Motor Co. (Automobiles)	7,399	104,770
Fox Factory Holding Corp.* (Auto Components)	79	6,469
Freshpet, Inc.* (Food Products)	82	7,655
General Mills, Inc. (Food Products)	1,135	80,279
General Motors Co.* (Automobiles)	2,733	103,608
Gentex Corp. (Auto Components)	445	13,061
Genuine Parts Co. (Distributors)	268	34,853
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	657	8,712
Harley-Davidson, Inc. (Automobiles)	289	10,534
Hasbro, Inc. (Leisure Products)	244	21,487
Helen of Troy, Ltd.* (Household Durables)	45	9,653
Herbalife Nutrition, Ltd.* (Personal Products)	186	4,944
Hormel Foods Corp. (Food Products)	531	27,819
Ingredion, Inc. (Food Products)	125	10,639
Kellogg Co. (Food Products)	481	32,949
Keurig Dr Pepper, Inc. (Beverages)	1,387	51,874
Kimberly-Clark Corp. (Household Products)	634	88,018
Lamb Weston Holding, Inc. (Food Products)	273	18,045
Lancaster Colony Corp. (Food Products)	37	5,742
Lear Corp. (Auto Components)	112	14,329
Leggett & Platt, Inc. (Household Durables)	251	8,943
Lennar Corp. - Class A (Household Durables)	492	37,633
Lennar Corp. - Class B (Household Durables)	29	1,891
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	185	3,350
Lucid Group, Inc.* (Automobiles)	1,053	19,038
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	221	78,373
Luminar Technologies, Inc.* (Auto Components)	425	5,257
Mattel, Inc.* (Leisure Products)	659	16,020
McCormick & Co., Inc. (Food Products)	470	47,268
Mohawk Industries, Inc.* (Household Durables)	103	14,529
Molson Coors Beverage Co. - Class B (Beverages)	354	19,166
Mondelez International, Inc. - Class A (Food Products)	2,611	168,356
Monster Beverage Corp.* (Beverages)	707	60,576
National Beverage Corp. (Beverages)	44	1,940
Newell Brands, Inc. (Household Durables)	712	16,483
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,401	299,405
NVR, Inc.* (Household Durables)	6	26,257
Olaplex Holdings, Inc.* (Personal Products)	134	1,970
Peloton Interactive, Inc.* - Class A (Leisure Products)	570	10,009
PepsiCo, Inc. (Beverages)	2,602	446,789
Performance Food Group Co.* (Food & Staples Retailing)	291	14,332
Philip Morris International, Inc. (Tobacco)	2,915	291,500
Pilgrim's Pride Corp.* (Food Products)	92	2,608
Playtika Holding Corp.* (Entertainment)	193	3,393
Polaris, Inc. (Leisure Products)	107	10,159
Pool Corp. (Distributors)	75	30,392
Post Holdings, Inc.* (Food Products)	107	7,960
PulteGroup, Inc. (Household Durables)	468	19,544
PVH Corp. (Textiles, Apparel & Luxury Goods)	132	9,607
QuantumScape Corp.* (Auto Components)	482	7,201
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	87	9,078
Reynolds Consumer Products, Inc. (Household Products)	103	3,048
Rivian Automotive, Inc.* - Class A (Automobiles)	302	9,132
ROBLOX Corp.* - Class A (Entertainment)	79	2,421
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	254	9,728
Stanley Black & Decker, Inc. (Machinery)	307	36,886
Take-Two Interactive Software, Inc.* (Entertainment)	217	25,934
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	497	16,361
Tempur Sealy International, Inc. (Household Durables)	362	9,814
Tesla, Inc.* (Automobiles)	1,575	1,371,448
The Boston Beer Co., Inc.* - Class A (Beverages)	18	6,750
The Clorox Co. (Household Products)	231	33,142
The Coca-Cola Co. (Beverages)	7,312	472,427
The Estee Lauder Co., Inc. (Personal Products)	437	115,394
The Hain Celestial Group, Inc.* (Food Products)	172	5,769

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
The Hershey Co. (Food Products)	273	$61,635
The JM Smucker Co. - Class A (Food Products)	204	27,934
The Kraft Heinz Co. (Food Products)	1,335	56,911
The Procter & Gamble Co. (Household Products)	4,509	723,919
Thor Industries, Inc. (Automobiles)	105	8,038
Toll Brothers, Inc. (Household Durables)	211	9,784
TopBuild Corp.* (Household Durables)	62	11,231
Tyson Foods, Inc. - Class A (Food Products)	550	51,238
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	355	5,453
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	405	5,747
US Foods Holding Corp.* (Food & Staples Retailing)	419	15,763
VF Corp. (Textiles, Apparel & Luxury Goods)	607	31,564
Whirlpool Corp. (Household Durables)	111	20,149
YETI Holdings, Inc.* (Leisure Products)	165	8,064
Zynga, Inc.* (Entertainment)	1,999	16,532

TOTAL COMMON STOCKS
(Cost $4,013,972)		6,551,939

Repurchase Agreements(a)(b) (25.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $2,125,034	$2,125,000	$2,125,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,125,000)		2,125,000

TOTAL INVESTMENT SECURITIES
(Cost $6,138,972) - 102.9%		8,676,939
Net other assets (liabilities) - (2.9)%		(241,841)

NET ASSETS - 100.0%		$8,435,098

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $1,414,000.

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	5/23/22	0.93%	$3,822,467	$(207,271)
Dow Jones U.S. Consumer Goods Index	UBS AG	5/23/22	0.68%	2,301,329	(117,439)
				$6,123,796	$(324,710)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Goods UltraSector ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Auto Components	$127,989	1.5%
Automobiles	1,626,567	19.3%
Beverages	1,158,764	13.7%
Distributors	65,245	0.8%
Entertainment	221,482	2.6%
Food & Staples Retailing	30,095	0.4%
Food Products	822,824	9.8%
Household Durables	228,941	2.7%
Household Products	1,018,367	12.1%
Leisure Products	81,529	1.0%
Machinery	36,886	0.4%
Personal Products	127,555	1.5%
Textiles, Apparel & Luxury Goods	523,645	6.2%
Tobacco	482,050	5.7%
Other **	1,883,159	22.3%
Total	$8,435,098	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (81.5%)

	Shares	Value
ADT, Inc. (Commercial Services & Supplies)	958	$6,562
Advance Auto Parts, Inc. (Specialty Retail)	410	81,848
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,278	349,012
Alaska Air Group, Inc.* (Airlines)	827	44,981
Albertsons Cos., Inc. - Class A (Food & Staples Retailing)	666	20,832
Altice USA, Inc.* (Media)	1,483	13,762
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,875	7,146,186
AMC Entertainment Holdings, Inc.* (Entertainment)	3,375	51,638
AMERCO (Road & Rail)	64	34,271
American Airlines Group, Inc.* (Airlines)	4,254	79,848
American Eagle Outfitters, Inc. (Specialty Retail)	1,007	15,216
AmerisourceBergen Corp. (Health Care Providers & Services)	989	149,626
Aramark (Hotels, Restaurants & Leisure)	1,686	61,118
AutoNation, Inc.* (Specialty Retail)	262	30,368
AutoZone, Inc.* (Specialty Retail)	136	265,944
Bath & Body Works, Inc. (Specialty Retail)	1,693	89,543
Best Buy Co., Inc. (Specialty Retail)	1,422	127,880
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	892	57,400
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	270	596,784
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	538	32,592
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	396	45,239
Burlington Stores, Inc.* (Specialty Retail)	439	89,363
Cable One, Inc. (Media)	33	38,485
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,404	93,057
Cardinal Health, Inc. (Health Care Providers & Services)	1,820	105,651
CarMax, Inc.* (Specialty Retail)	1,062	91,098
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	5,312	91,898
Carvana Co.* (Specialty Retail)	653	37,848
Casey's General Stores, Inc. (Food & Staples Retailing)	244	49,117
Charter Communications, Inc.* - Class A (Media)	782	335,079
Chegg, Inc.* (Diversified Consumer Services)	899	22,241
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	185	269,288
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	216	30,339
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	226	45,864
Comcast Corp. - Class A (Media)	29,712	1,181,349
ContextLogic, Inc.* - Class A (Internet & Direct Marketing Retail)	2,197	3,735
Copart, Inc.* (Commercial Services & Supplies)	1,402	159,338
Costco Wholesale Corp. (Food & Staples Retailing)	2,913	1,548,901
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	154	17,092
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	839	110,521
Delta Air Lines, Inc.* (Airlines)	4,203	180,854
Dick's Sporting Goods, Inc. (Specialty Retail)	414	39,918
DISH Network Corp.* - Class A (Media)	1,640	46,756
Dollar General Corp. (Multiline Retail)	1,522	361,521
Dollar Tree, Inc.* (Multiline Retail)	1,477	239,939
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	239	80,782
DraftKings, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,189	29,946
Dutch Bros, Inc.* - Class A (Hotels, Restaurants & Leisure)	156	7,452
Endeavor Group Holdings, Inc.* - Class A (Entertainment)	138	3,140
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	987	172,478
Five Below, Inc.* (Specialty Retail)	369	57,970
Floor & Decor Holdings, Inc.* (Specialty Retail)	693	55,246
Foot Locker, Inc. (Specialty Retail)	574	16,824
Fox Corp. - Class A (Media)	2,073	74,296
Fox Corp. - Class B (Media)	957	31,811
frontdoor, Inc.* - Class A (Diversified Consumer Services)	556	17,186
GameStop Corp.* - Class A (Specialty Retail)	407	50,903
Grand Canyon Education, Inc.* (Diversified Consumer Services)	259	24,856
H&R Block, Inc. (Diversified Consumer Services)	1,080	28,156
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,831	284,336
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	330	31,337
IAA, Inc.* (Commercial Services & Supplies)	885	32,435
JetBlue Airways Corp.* (Airlines)	2,089	23,000
Joby Aviation, Inc.* (Airlines)	1,746	9,149
Kohl's Corp. (Multiline Retail)	914	52,902
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	2,258	80,001
Liberty Broadband Corp.* - Class A (Media)	153	16,472
Liberty Broadband Corp.* - Class C (Media)	929	103,881
Liberty Media Corp-Liberty Formula One* - Class A (Entertainment)	148	8,498
Liberty Media Corp-Liberty Formula One* - Class C (Entertainment)	1,339	83,460
Liberty Media Corp-Liberty SiriusXM* - Class A (Media)	514	21,501
Liberty Media Corp-Liberty SiriusXM* - Class C (Media)	1,044	43,723
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	634	35,542
Lithia Motors, Inc. (Specialty Retail)	199	56,343
Live Nation Entertainment, Inc.* (Entertainment)	887	93,029
LiveRamp Holdings, Inc.* (IT Services)	446	13,969
LKQ Corp. (Distributors)	1,761	87,398
Lowe's Cos., Inc. (Specialty Retail)	4,426	875,153
Lyft, Inc.* (Road & Rail)	1,965	64,059
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,796	318,852
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	280	41,812
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,907	1,222,629

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
MGM Resorts International (Hotels, Restaurants & Leisure)	2,473	$101,492
Murphy USA, Inc. (Specialty Retail)	150	35,040
National Vision Holdings, Inc.* (Specialty Retail)	542	20,406
Netflix, Inc.* (Entertainment)	2,916	555,089
News Corp. - Class A (Media)	2,566	50,961
News Corp. - Class B (Media)	795	15,828
Nexstar Media Group, Inc. - Class A (Media)	268	42,457
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,738	54,842
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	385	18,499
Omnicom Group, Inc. (Media)	1,372	104,450
O'Reilly Automotive, Inc.* (Specialty Retail)	442	268,095
Paramount Global - Class A (Media)	59	1,861
Paramount Global - Class B (Media)	3,985	116,043
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,090	39,861
Penske Automotive Group, Inc. (Specialty Retail)	201	21,069
Petco Health & Wellness Co., Inc.* (Specialty Retail)	535	10,304
Pinterest, Inc.* - Class A (Interactive Media & Services)	3,741	76,765
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	548	43,856
Qurate Retail, Inc. - Class A (Internet & Direct Marketing Retail)	2,350	9,894
RH* (Specialty Retail)	114	38,318
Roku, Inc.* (Entertainment)	773	71,812
Rollins, Inc. (Commercial Services & Supplies)	1,485	49,807
Ross Stores, Inc. (Specialty Retail)	2,321	231,566
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,474	114,574
Service Corp. International (Diversified Consumer Services)	1,083	71,055
Sirius XM Holdings, Inc.(a) (Media)	5,964	35,784
Southwest Airlines Co.* (Airlines)	3,890	181,740
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	737	21,963
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,555	563,905
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	547	5,197
Sysco Corp. (Food & Staples Retailing)	3,332	284,819
Target Corp. (Multiline Retail)	3,146	719,333
TEGNA, Inc. (Media)	1,454	32,061
Terminix Global Holdings, Inc.* (Diversified Consumer Services)	795	36,483
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	457	37,625
The Gap, Inc. (Specialty Retail)	1,398	17,363
The Home Depot, Inc. (Specialty Retail)	6,859	2,060,445
The Interpublic Group of Cos., Inc. (Media)	2,586	84,355
The Kroger Co. (Food & Staples Retailing)	4,394	237,100
The Madison Square Garden Co.* - Class A (Entertainment)	112	18,156
The New York Times Co. - Class A (Media)	1,097	42,037
The TJX Cos., Inc. (Specialty Retail)	7,835	480,129
The Walt Disney Co.* (Entertainment)	11,958	1,334,871
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,159	22,902
Tractor Supply Co. (Specialty Retail)	748	150,685
TripAdvisor, Inc.* (Interactive Media & Services)	650	16,686
Uber Technologies, Inc.* (Road & Rail)	10,958	344,958
Ulta Beauty, Inc.* (Specialty Retail)	355	140,864
United Airlines Holdings , Inc.* (Airlines)	2,126	107,363
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	265	67,352
Victoria's Secret & Co.* (Specialty Retail)	477	22,476
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,706	199,534
Walmart, Inc. (Food & Staples Retailing)	9,292	1,421,584
Warner Bros Discovery, Inc.* (Entertainment)	14,412	261,578
Warner Music Group Corp. - Class A (Entertainment)	757	22,536
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	512	39,393
Williams-Sonoma, Inc. (Specialty Retail)	480	62,630
World Wrestling Entertainment, Inc. - Class A (Entertainment)	288	16,816
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	612	53,832
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	691	48,702
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,899	222,202
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	1,987	94,184
TOTAL COMMON STOCKS
(Cost $9,616,108)		30,414,016

Repurchase Agreements(b)(c) (20.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $7,502,119	$7,502,000	$7,502,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,502,000)		7,502,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio, 0.35%(e)	40,489	$40,489
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $40,489)		40,489
TOTAL INVESTMENT SECURITIES
(Cost $17,158,597) - 101.7%		37,956,505
Net other assets (liabilities) - (1.7)%		(634,922)

NET ASSETS - 100.0%		$37,321,583

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2022. The total value of securities on loan as of April 30, 2022 was $37,374.

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $5,851,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2022.

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	5/23/22	0.93%	$12,129,693	$(1,041,980)
Dow Jones U.S. Consumer Services Index	UBS AG	5/23/22	0.68%	13,274,740	(1,105,190)
				$25,404,433	$(2,147,170)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Services UltraSector ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Airlines	$626,936	1.7%
Commercial Services & Supplies	248,142	0.7%
Distributors	87,398	0.2%
Diversified Consumer Services	245,216	0.7%
Entertainment	2,520,623	6.8%
Food & Staples Retailing	3,841,250	10.3%
Health Care Providers & Services	255,277	0.7%
Hotels, Restaurants & Leisure	5,373,877	14.4%
Interactive Media & Services	187,635	0.5%
Internet & Direct Marketing Retail	7,204,404	19.2%
IT Services	13,969	NM
Media	2,432,952	6.5%
Multiline Retail	1,392,194	3.7%
Road & Rail	443,288	1.2%
Specialty Retail	5,540,855	14.9%
Other **	6,907,567	18.5%
Total	$37,321,583	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Europe 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (99.9%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	1,877	$107,834
ArcelorMittal SANYS - Class A (Metals & Mining)	2,086	60,994
Argenx SE*ADR (Biotechnology)	328	94,241
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	60	33,826
AstraZeneca PLCADR (Pharmaceuticals)	1,519	100,862
Barclays PLCADR (Banks)	8,552	63,712
BP PLCADR (Oil, Gas & Consumable Fuels)	3,873	111,233
British American Tobacco PLCADR (Tobacco)	2,384	99,604
Diageo PLCADR (Beverages)	536	106,492
Endava PLC*ADR (IT Services)	417	41,950
Equinor ASAADR (Oil, Gas & Consumable Fuels)	3,009	102,547
GlaxoSmithKline PLCADR (Pharmaceuticals)	2,652	120,083
HSBC Holdings PLCADR (Banks)	3,575	110,861
ING Groep N.V.ADR (Banks)	6,824	63,736
Jumia Technologies AG*ADR (Internet & Direct Marketing Retail)	13,051	92,271
National Grid PLCADR (Multi-Utilities)	1,043	77,349
Nokia Corp.*ADR (Communications Equipment)	12,396	62,476
NOVO Nordisk A/SADR (Pharmaceuticals)	1,043	118,902
Oatly Group AB*ADR (Food Products)	10,727	38,188
RELX PLCADR (Professional Services)	2,651	78,072
Rio Tinto PLCADR (Metals & Mining)	1,520	108,102
Ryanair Holdings PLC*ADR (Airlines)	745	65,053
SanofiADR (Pharmaceuticals)	1,728	90,288
SAP SEADR (Software)	1,042	105,033
Shell PLCADR (Oil, Gas & Consumable Fuels)	2,086	111,455
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	7,330	58,347
Tenaris S.A.ADR (Energy Equipment & Services)	2,026	61,145
Ternium S.A.*ADR (Metals & Mining)	1,251	53,668
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	2,324	113,202
Vodafone Group PLCADR (Wireless Telecommunication Services)	4,528	68,780
TOTAL COMMON STOCKS
(Cost $1,729,309)		2,520,306

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $4,000	$4,000	$4,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,000)		4,000

TOTAL INVESTMENT SECURITIES
(Cost $1,733,309) - 100.1%		2,524,306
Net other assets (liabilities) - (0.1)%		(2,601)

NET ASSETS - 100.0%		$2,521,705

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR	American Depositary Receipt
NYS	New York Shares

Europe 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Europe 30 ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Airlines	$65,053	2.6%
Banks	238,309	9.5%
Beverages	214,326	8.5%
Biotechnology	94,241	3.7%
Communications Equipment	120,823	4.8%
Energy Equipment & Services	61,145	2.4%
Food Products	38,188	1.5%
Internet & Direct Marketing Retail	92,271	3.7%
IT Services	41,950	1.7%
Metals & Mining	222,765	8.8%
Multi-Utilities	77,349	3.1%
Oil, Gas & Consumable Fuels	438,436	17.3%
Pharmaceuticals	430,134	17.1%
Professional Services	78,072	3.1%
Semiconductors & Semiconductor Equipment	33,826	1.3%
Software	105,034	4.2%
Tobacco	99,604	3.9%
Wireless Telecommunication Services	68,780	2.7%
Other **	1,399	0.1%
Total	$2,521,705	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of April 30, 2022:

	Value	% of Net Assets
Belgium	$107,834	4.3%
Denmark	118,902	4.7%
Finland	62,476	2.5%
France	203,490	8.1%
Germany	197,304	7.8%
Ireland	65,053	2.6%
Luxembourg	175,807	7.0%
Netherlands	303,258	12.0%
Norway	102,547	4.1%
Sweden	96,535	3.8%
United Kingdom	1,087,100	43.0%
Other **	1,399	0.1%
Total	$2,521,705	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (102.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $892,014	$892,000	$892,000

TOTAL REPURCHASE AGREEMENTS (Cost $892,000)		892,000

TOTAL INVESTMENT SECURITIES (Cost $892,000) - 102.7%		892,000
Net other assets (liabilities) - (2.7)%		(23,418)

NET ASSETS - 100.0%		$868,582

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $319,000.

As of April 30, 2022, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Long:
British pound	52,337	U.S. dollar	$68,201	5/13/22	$65,797	$(2,404)
Canadian dollar	76,763	U.S. dollar	61,296	5/13/22	59,761	(1,535)
Euro	256,620	U.S. dollar	279,525	5/13/22	270,832	(8,693)
Japanese yen	6,117,054	U.S. dollar	49,168	5/13/22	47,162	(2,006)
Swedish krona	120,009	U.S. dollar	12,631	5/13/22	12,229	(402)
Swiss franc	13,963	U.S. dollar	14,902	5/13/22	14,365	(537)
Total Long Contracts			$485,723		$470,146	$(15,577)

As of April 30, 2022, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$4,395	British pound	3,379	5/13/22	$4,248	$147
U.S. dollar	3,504	Canadian dollar	4,422	5/13/22	3,443	61
U.S. dollar	18,655	Euro	17,292	5/13/22	18,250	405
U.S. dollar	3,408	Japanese yen	432,567	5/13/22	3,335	73
U.S. dollar	1,256	Swedish krona	12,056	5/13/22	1,228	28
U.S. dollar	914	Swiss franc	862	5/13/22	887	27
Total Short Contracts	$32,132				$31,391	$741

Long:
British pound	33,211	U.S. dollar	$43,402	5/13/22	$41,752	$(1,650)
Canadian dollar	29,175	U.S. dollar	23,276	5/13/22	22,713	(563)
Euro	234,806	U.S. dollar	256,292	5/13/22	247,810	(8,482)
Japanese yen	9,638,784	U.S. dollar	77,741	5/13/22	74,315	(3,426)
Swedish krona	250,130	U.S. dollar	26,473	5/13/22	25,488	(985)
Swiss franc	17,308	U.S. dollar	18,564	5/13/22	17,807	(757)
Total Long Contracts			$445,748		$429,885	$(15,863)

			Total unrealized appreciation			$741
			Total unrealized (depreciation)			(31,440)
			Total net unrealized appreciation/(depreciation)			$(30,699)

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (83.9%)

	Shares	Value
Affiliated Managers Group, Inc. (Capital Markets)	32	$4,018
Aflac, Inc. (Insurance)	466	26,692
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	406	4,458
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	113	20,584
Alleghany Corp.* (Insurance)	10	8,365
Ally Financial, Inc. (Consumer Finance)	263	10,509
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	108	6,984
American Express Co. (Consumer Finance)	478	83,512
American Financial Group, Inc. (Insurance)	52	7,201
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	230	9,110
American International Group, Inc. (Insurance)	645	37,739
American Tower Corp. (Equity Real Estate Investment Trusts)	354	85,321
Americold Realty Trust (Equity Real Estate Investment Trusts)	208	5,487
Ameriprise Financial, Inc. (Capital Markets)	86	22,832
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	1,135	7,286
Aon PLC (Insurance)	167	48,094
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	122	5,999
Apollo Global Management, Inc. (Diversified Financial Services)	288	14,331
Arch Capital Group, Ltd.* (Insurance)	300	13,701
Ares Management Corp. - Class A (Capital Markets)	130	8,609
Arthur J. Gallagher & Co. (Insurance)	162	27,295
Assurant, Inc. (Insurance)	44	8,003
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	108	24,568
Axis Capital Holdings, Ltd. (Insurance)	60	3,440
Bank of America Corp. (Banks)	5,523	197,060
Bank OZK (Banks)	94	3,611
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,422	459,064
BlackRock, Inc. - Class A (Capital Markets)	111	69,339
Blackstone Group, Inc. - Class A (Capital Markets)	547	55,559
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	131	3,935
Blue Owl Capital, Inc.* (Capital Markets)	259	3,090
BOK Financial Corp. (Banks)	24	1,990
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	110	12,936
Brighthouse Financial, Inc.* (Insurance)	60	3,082
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	232	5,888
Brown & Brown, Inc. (Insurance)	182	11,280
Camden Property Trust (Equity Real Estate Investment Trusts)	79	12,394
Capital One Financial Corp. (Consumer Finance)	321	40,003
Cboe Global Markets, Inc. (Capital Markets)	83	9,377
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	260	21,591
Chubb, Ltd. (Insurance)	334	68,955
Cincinnati Financial Corp. (Insurance)	117	14,351
Citigroup, Inc. (Banks)	1,542	74,340
Citizens Financial Group, Inc. (Banks)	384	15,130
CME Group, Inc. (Capital Markets)	279	61,196
CNA Financial Corp. (Insurance)	21	996
Coinbase Global, Inc.* - Class A (Capital Markets)	23	2,592
Comerica, Inc. (Banks)	102	8,354
Commerce Bancshares, Inc. (Banks)	86	5,880
Compass, Inc.* - Class A (Real Estate Management & Development)	23	125
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	88	2,349
CoStar Group, Inc.* (Professional Services)	307	19,531
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	116	4,164
Credit Acceptance Corp.* (Consumer Finance)	7	3,588
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	335	62,045
CubeSmart (Equity Real Estate Investment Trusts)	170	8,077
Cullen/Frost Bankers, Inc. (Banks)	44	5,821
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	220	32,146
Discover Financial Services (Consumer Finance)	224	25,191
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	137	4,036
Duke Realty Corp. (Equity Real Estate Investment Trusts)	296	16,206
East West Bancorp, Inc. (Banks)	110	7,843
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	32	6,000
Enstar Group, Ltd.* (Insurance)	9	2,122
Equinix, Inc. (Equity Real Estate Investment Trusts)	70	50,336
Equitable Holdings, Inc. (Diversified Financial Services)	292	8,418
Equity Commonwealth* (Equity Real Estate Investment Trusts)	88	2,305
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	134	10,356
Equity Residential (Equity Real Estate Investment Trusts)	266	21,679
Erie Indemnity Co. - Class A (Insurance)	20	3,206
Essent Group, Ltd. (Thrifts & Mortgage Finance)	86	3,485
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	51	16,793
Everest Re Group, Ltd. (Insurance)	30	8,241
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	104	19,760
F.N.B. Corp. (Banks)	265	3,053
FactSet Research Systems, Inc. (Capital Markets)	29	11,701
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	55	6,438
Federated Hermes, Inc. - Class B (Capital Markets)	76	2,164
Fifth Third Bancorp (Banks)	531	19,928
First American Financial Corp. (Insurance)	86	5,015
First Citizens BancShares, Inc. - Class A (Banks)	10	6,394
First Financial Bancshares, Inc. (Banks)	100	3,998
First Horizon Corp. (Banks)	416	9,304

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	101	$5,858
First Republic Bank (Banks)	139	20,742
FirstCash Holdings, Inc. (Consumer Finance)	31	2,473
FNF Group (Insurance)	221	8,800
Franklin Resources, Inc. (Capital Markets)	219	5,385
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	184	8,166
Glacier Bancorp, Inc. (Banks)	84	3,844
Globe Life, Inc. (Insurance)	73	7,160
Hartford Financial Services Group, Inc. (Insurance)	260	18,182
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	115	3,114
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	172	5,239
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	419	13,747
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	82	3,349
Home BancShares, Inc. (Banks)	118	2,551
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	556	11,315
Houlihan Lokey, Inc. (Capital Markets)	40	3,332
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	119	2,770
Huntington Bancshares, Inc. (Banks)	1,118	14,702
Interactive Brokers Group, Inc. (Capital Markets)	68	4,050
Intercontinental Exchange, Inc. (Capital Markets)	436	50,493
Invesco, Ltd. (Capital Markets)	265	4,871
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	464	18,476
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	225	12,089
Jackson Financial, Inc. - Class A (Diversified Financial Services)	73	3,089
Janus Henderson Group PLC (Capital Markets)	131	3,993
JBG Smith Properties (Equity Real Estate Investment Trusts)	89	2,346
Jefferies Financial Group, Inc. (Diversified Financial Services)	151	4,645
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	40	8,749
JPMorgan Chase & Co. (Banks)	2,296	274,050
Kemper Corp. (Insurance)	46	2,123
KeyCorp (Banks)	722	13,942
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	82	5,740
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	480	12,158
KKR & Co., Inc. (Capital Markets)	454	23,140
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	68	7,508
Lazard, Ltd. - Class A (Capital Markets)	88	2,884
Life Storage, Inc. (Equity Real Estate Investment Trusts)	64	8,479
Lincoln National Corp. (Insurance)	129	7,759
Loews Corp. (Insurance)	153	9,615
LPL Financial Holdings, Inc. (Capital Markets)	62	11,648
LXP Industrial Trust (Equity Real Estate Investment Trusts)	220	2,761
M&T Bank Corp. (Banks)	139	23,163
Markel Corp.* (Insurance)	10	13,533
MarketAxess Holdings, Inc. (Capital Markets)	29	7,645
Marsh & McLennan Cos., Inc. (Insurance)	392	63,386
Mastercard, Inc. - Class A (IT Services)	671	243,828
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	464	8,533
Mercury General Corp. (Insurance)	21	1,059
MetLife, Inc. (Insurance)	545	35,796
MGIC Investment Corp. (Thrifts & Mortgage Finance)	250	3,265
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	89	17,505
Moody's Corp. (Capital Markets)	125	39,560
Morgan Stanley (Capital Markets)	1,101	88,730
Morningstar, Inc. (Capital Markets)	19	4,811
MSCI, Inc. - Class A (Capital Markets)	63	26,539
Nasdaq, Inc. (Capital Markets)	91	14,321
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	36	1,855
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	137	6,006
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	64	3,622
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	364	3,786
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	363	3,354
Northern Trust Corp. (Capital Markets)	161	16,591
Old Republic International Corp. (Insurance)	222	4,886
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	186	4,739
Onemain Holdings, Inc. (Consumer Finance)	84	3,858
Opendoor Technologies, Inc.* (Real Estate Management & Development)	303	2,118
Orion Office REIT, Inc.* (Equity Real Estate Investment Trusts)	45	604
Physicians Realty Trust (Equity Real Estate Investment Trusts)	172	2,948
Pinnacle Financial Partners, Inc. (Banks)	59	4,575
Popular, Inc. (Banks)	62	4,835
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	54	2,991
Primerica, Inc. (Insurance)	31	4,016
Principal Financial Group, Inc. (Insurance)	188	12,810
PROG Holdings, Inc.* (Consumer Finance)	45	1,191
Prologis, Inc. (Equity Real Estate Investment Trusts)	575	92,167
Prosperity Bancshares, Inc. (Banks)	72	4,707
Prudential Financial, Inc. (Insurance)	294	31,902
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	16	2,995
Public Storage (Equity Real Estate Investment Trusts)	119	44,209
Radian Group, Inc. (Thrifts & Mortgage Finance)	140	2,995
Raymond James Financial, Inc. (Capital Markets)	145	14,132
Rayonier, Inc. (Equity Real Estate Investment Trusts)	113	4,882

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Realty Income Corp. (Equity Real Estate Investment Trusts)	440	$30,518
Redfin Corp.* (Real Estate Management & Development)	83	925
Regency Centers Corp. (Equity Real Estate Investment Trusts)	120	8,260
Regions Financial Corp. (Banks)	733	15,188
Reinsurance Group of America, Inc. (Insurance)	52	5,581
RenaissanceRe Holdings, Ltd. (Insurance)	34	4,880
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	124	9,677
RLI Corp. (Insurance)	31	3,558
Robinhood Markets, Inc.* - Class A (Capital Markets)	47	461
Rocket Cos., Inc. - Class A (Thrifts & Mortgage Finance)	106	938
Ryan Specialty Group Holdings, Inc.* - Class A (Insurance)	45	1,665
S&P Global, Inc. (Capital Markets)	275	103,538
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	179	2,091
SBA Communications Corp. (Equity Real Estate Investment Trusts)	85	29,504
SEI Investments Co. (Capital Markets)	82	4,569
Selective Insurance Group, Inc. (Insurance)	47	3,871
Signature Bank (Banks)	49	11,870
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	255	30,090
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	50	3,461
SLM Corp. (Consumer Finance)	218	3,647
SoFi Technologies, Inc.* (Consumer Finance)	502	3,072
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	99	4,302
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	137	5,113
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	237	5,423
State Street Corp. (Capital Markets)	284	19,019
Stifel Financial Corp. (Capital Markets)	81	5,010
STORE Capital Corp. (Equity Real Estate Investment Trusts)	191	5,430
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	90	15,801
SVB Financial Group* (Banks)	45	21,944
Synchrony Financial (Consumer Finance)	405	14,908
Synovus Financial Corp. (Banks)	113	4,694
T. Rowe Price Group, Inc. (Capital Markets)	178	21,901
TFS Financial Corp. (Thrifts & Mortgage Finance)	38	570
The Allstate Corp. (Insurance)	218	27,586
The Bank of New York Mellon Corp. (Capital Markets)	575	24,185
The Carlyle Group, Inc.* (Capital Markets)	108	3,919
The Charles Schwab Corp. (Capital Markets)	1,168	77,473
The Goldman Sachs Group, Inc. (Capital Markets)	264	80,649
The Hanover Insurance Group, Inc. (Insurance)	27	3,964
The Howard Hughes Corp.* (Real Estate Management & Development)	32	3,209
The PNC Financial Services Group, Inc. (Banks)	326	54,149
The Progressive Corp. (Insurance)	454	48,741
The Travelers Cos., Inc. (Insurance)	187	31,988
Tradeweb Markets, Inc. - Class A (Capital Markets)	82	5,838
Truist Financial Corp. (Banks)	1,037	50,139
U.S. Bancorp (Banks)	1,049	50,939
UDR, Inc. (Equity Real Estate Investment Trusts)	233	12,398
UMB Financial Corp. (Banks)	34	3,066
Umpqua Holdings Corp. (Banks)	170	2,812
United Bankshares, Inc. (Banks)	106	3,526
Unum Group (Insurance)	159	4,853
Upstart Holdings, Inc.* (Consumer Finance)	39	2,926
UWM Holdings Corp. (Thrifts & Mortgage Finance)	70	260
Valley National Bancorp (Banks)	329	3,941
Ventas, Inc. (Equity Real Estate Investment Trusts)	310	17,221
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	654	19,496
Virtu Financial, Inc. - Class A (Capital Markets)	64	1,848
Visa, Inc. - Class A (IT Services)	1,289	274,725
Vornado Realty Trust (Equity Real Estate Investment Trusts)	124	4,800
Voya Financial, Inc. (Diversified Financial Services)	84	5,304
W.R. Berkley Corp. (Insurance)	162	10,771
Webster Financial Corp. (Banks)	139	6,949
Wells Fargo & Co. (Banks)	3,019	131,719
Welltower, Inc. (Equity Real Estate Investment Trusts)	338	30,694
Western Alliance Bancorp (Banks)	83	6,317
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	580	23,908
White Mountains Insurance Group, Ltd. (Insurance)	2	2,096
Willis Towers Watson PLC (Insurance)	95	20,412
Wintrust Financial Corp. (Banks)	44	3,842
WP Carey, Inc. (Equity Real Estate Investment Trusts)	148	11,954
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	28	1,082
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	129	5,137
Zions Bancorp (Banks)	118	6,668
TOTAL COMMON STOCKS
(Cost $1,961,680)		5,060,717

Repurchase Agreements(a)(b) (17.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $1,078,017	$1,078,000	$1,078,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,078,000)		1,078,000

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b), continued

	Principal Amount	Value
TOTAL INVESTMENT SECURITIES
(Cost $3,039,680) - 101.8%		6,138,717
Net other assets (liabilities) - (1.8)%		(106,973)

NET ASSETS - 100.0%		$6,031,744

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $973,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	5/23/22	0.93%	$1,706,962	$(74,947)
Dow Jones U.S. Financials Index	UBS AG	5/23/22	0.98%	2,283,329	(102,986)
				$3,990,291	$(177,933)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Banks	$1,107,581	18.4%
Capital Markets	921,012	15.3%
Consumer Finance	194,878	3.2%
Diversified Financial Services	494,851	8.2%
Equity Real Estate Investment Trusts	1,032,850	17.1%
Insurance	688,771	11.4%
IT Services	518,552	8.6%
Mortgage Real Estate Investment Trusts	24,888	0.4%
Professional Services	19,531	0.3%
Real Estate Management & Development	42,936	0.7%
Thrifts & Mortgage Finance	14,867	0.3%
Other **	971,027	16.1%
Total	$6,031,744	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (79.4%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	279	$13,325
1Life Healthcare, Inc.* (Health Care Providers & Services)	517	3,645
Abbott Laboratories (Health Care Equipment & Supplies)	5,376	610,176
AbbVie, Inc. (Biotechnology)	5,375	789,481
ABIOMED, Inc.* (Health Care Equipment & Supplies)	138	39,548
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	273	18,531
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	359	6,620
Agilent Technologies, Inc. (Life Sciences Tools & Services)	913	108,894
agilon health, Inc.* (Health Care Providers & Services)	145	2,577
Agios Pharmaceuticals, Inc.* (Biotechnology)	166	3,647
Align Technology, Inc.* (Health Care Equipment & Supplies)	222	64,360
Alkermes PLC* (Biotechnology)	492	14,194
Allogene Therapeutics, Inc.* (Biotechnology)	226	1,887
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	366	48,835
Amedisys, Inc.* (Health Care Providers & Services)	98	12,510
American Well Corp.* - Class A (Health Care Technology)	596	1,865
Amgen, Inc. (Biotechnology)	1,712	399,221
Anthem, Inc. (Health Care Providers & Services)	739	370,926
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	322	13,237
Avantor, Inc.* (Life Sciences Tools & Services)	1,855	59,137
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	228	17,091
Baxter International, Inc. (Health Care Equipment & Supplies)	1,523	108,224
Beam Therapeutics, Inc.* (Biotechnology)	137	5,142
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	866	214,067
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	128	637
Biogen, Inc.* (Biotechnology)	446	92,518
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	187	16,675
BioMarin Pharmaceutical, Inc.* (Biotechnology)	558	45,393
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	65	33,284
Bio-Techne Corp. (Life Sciences Tools & Services)	119	45,183
Blueprint Medicines Corp.* (Biotechnology)	179	10,445
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,334	182,505
Bridgebio Pharma, Inc.* (Biotechnology)	327	2,623
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,628	498,890
Bruker Corp. (Life Sciences Tools & Services)	310	17,822
Catalent, Inc.* (Pharmaceuticals)	545	49,355
Centene Corp.* (Health Care Providers & Services)	1,775	142,976
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	153	36,951
Chemed Corp. (Health Care Providers & Services)	47	23,095
Cigna Corp. (Health Care Providers & Services)	982	242,338
Covetrus, Inc.* (Health Care Providers & Services)	315	4,347
CRISPR Therapeutics AG* (Health Care)	214	10,619
CVS Health Corp. (Health Care Providers & Services)	3,991	383,655
Danaher Corp. (Health Care Equipment & Supplies)	1,936	486,188
DaVita, Inc.* (Health Care Providers & Services)	187	20,265
Denali Therapeutics, Inc.* (Biotechnology)	284	6,759
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	666	26,633
DexCom, Inc.* (Health Care Equipment & Supplies)	294	120,123
Doximity, Inc.* - Class A (Health Care Technology)	281	11,203
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,898	200,770
Elanco Animal Health, Inc.* (Pharmaceuticals)	1,438	36,396
Eli Lilly & Co. (Pharmaceuticals)	2,414	705,202
Embecta Corp.* (Health Care Equipment & Supplies)	174	5,295
Emergent BioSolutions, Inc.* (Biotechnology)	147	4,760
Encompass Health Corp. (Health Care Providers & Services)	302	20,787
Enovis Corp.* (Health Care Equipment & Supplies)	139	9,017
Envista Holdings Corp.* (Health Care Equipment & Supplies)	492	19,493
Exact Sciences Corp.* (Biotechnology)	528	29,066
Exelixis, Inc.* (Biotechnology)	962	21,491
Fate Therapeutics, Inc.* (Biotechnology)	248	7,083
Gilead Sciences, Inc. (Biotechnology)	3,814	226,323
Globus Medical, Inc.* (Health Care Equipment & Supplies)	241	15,959
GoodRx Holdings, Inc.* - Class A (Health Care Technology)	210	2,846
Guardant Health, Inc.* (Health Care Providers & Services)	310	19,127
Haemonetics Corp.* (Health Care Equipment & Supplies)	155	7,854
Halozyme Therapeutics, Inc.* (Biotechnology)	430	17,157
HCA Healthcare, Inc. (Health Care Providers & Services)	728	156,192
HealthEquity, Inc.* (Health Care Providers & Services)	255	15,892
Henry Schein, Inc.* (Health Care Providers & Services)	422	34,224

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Hologic, Inc.* (Health Care Equipment & Supplies)	760	$54,712
Horizon Therapeutics PLC* (Pharmaceuticals)	689	67,908
Humana, Inc. (Health Care Providers & Services)	391	173,823
ICU Medical, Inc.* (Health Care Equipment & Supplies)	60	12,839
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	259	111,494
Illumina, Inc.* (Life Sciences Tools & Services)	476	141,205
Incyte Corp.* (Biotechnology)	572	42,877
Insulet Corp.* (Health Care Equipment & Supplies)	210	50,188
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	222	13,578
Intellia Therapeutics, Inc.* (Biotechnology)	212	10,394
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,087	260,119
Invitae Corp.* (Biotechnology)	634	3,367
Ionis Pharmaceuticals, Inc.* (Biotechnology)	432	15,880
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	581	126,652
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	187	29,961
Johnson & Johnson (Pharmaceuticals)	8,004	1,444,401
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	283	67,999
LHC Group, Inc.* (Health Care Providers & Services)	96	15,922
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	332	10,202
Masimo Corp.* (Health Care Equipment & Supplies)	154	17,397
McKesson Corp. (Health Care Providers & Services)	455	140,873
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	87	11,621
Medtronic PLC (Health Care Equipment & Supplies)	4,089	426,728
Merck & Co., Inc. (Pharmaceuticals)	7,681	681,228
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	71	90,705
Mirati Therapeutics, Inc.* (Biotechnology)	151	9,330
Moderna, Inc.* (Biotechnology)	1,072	144,088
Molina Healthcare, Inc.* (Health Care Providers & Services)	178	55,794
Natera, Inc.* (Biotechnology)	268	9,412
Nektar Therapeutics* (Pharmaceuticals)	563	2,325
Neogen Corp.* (Health Care Equipment & Supplies)	329	8,686
NeoGenomics, Inc.* (Life Sciences Tools & Services)	376	3,553
Neurocrine Biosciences, Inc.* (Biotechnology)	288	25,929
Novavax, Inc.* (Biotechnology)	231	10,411
Novocure, Ltd.* (Health Care Equipment & Supplies)	271	20,753
NuVasive, Inc.* (Health Care Equipment & Supplies)	157	8,076
Oak Street Health, Inc.* (Health Care Providers & Services)	426	7,706
Omnicell, Inc.* (Health Care Technology)	134	14,629
Organon & Co. (Pharmaceuticals)	773	24,991
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	671	4,254
Penumbra, Inc.* (Health Care Equipment & Supplies)	106	18,291
Perrigo Co. PLC (Pharmaceuticals)	408	13,994
Pfizer, Inc. (Pharmaceuticals)	17,068	837,526
Premier, Inc. (Health Care Providers & Services)	364	13,180
Quest Diagnostics, Inc. (Health Care Providers & Services)	362	48,450
Quidel Corp.* (Health Care Equipment & Supplies)	115	11,571
R1 RCM, Inc.* (Health Care Providers & Services)	406	9,143
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	325	214,211
Repligen Corp.* (Life Sciences Tools & Services)	156	24,529
ResMed, Inc. (Health Care Equipment & Supplies)	445	88,987
Royalty Pharma PLC - Class A (Pharmaceuticals)	1,084	46,157
Sarepta Therapeutics, Inc.* (Biotechnology)	264	19,092
Seagen, Inc.* (Biotechnology)	408	53,452
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	107	16,171
Signify Health, Inc.* - Class A (Health Care Providers & Services)	74	1,021
Sotera Health Co.* (Life Sciences Tools & Services)	303	6,175
STAAR Surgical Co.* (Health Care Equipment & Supplies)	144	8,221
STERIS PLC (Health Care Equipment & Supplies)	304	68,111
Stryker Corp. (Health Care Equipment & Supplies)	1,020	246,085
Syneos Health, Inc.* (Life Sciences Tools & Services)	314	22,950
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	193	18,621
Teladoc Health, Inc.* (Health Care Technology)	488	16,475
Teleflex, Inc. (Health Care Equipment & Supplies)	141	40,272
Tenet Healthcare Corp.* (Health Care Providers & Services)	326	23,638
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	149	53,795
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,198	662,399
Twist Bioscience Corp.* (Biotechnology)	165	4,759
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	208	14,704
United Therapeutics Corp.* (Biotechnology)	136	24,148
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,865	1,456,996

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	222	$27,202
Vertex Pharmaceuticals, Inc.* (Biotechnology)	774	211,472
Viatris, Inc. (Pharmaceuticals)	3,681	38,025
Vir Biotechnology, Inc.* (Biotechnology)	223	4,538
Waters Corp.* (Life Sciences Tools & Services)	186	56,362
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	225	70,889
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	636	76,797
Zimvie, Inc.* (Health Care Equipment & Supplies)	65	1,463
Zoetis, Inc. (Pharmaceuticals)	1,439	255,063
TOTAL COMMON STOCKS
(Cost $7,113,259)		16,189,501

Repurchase Agreements(a)(b) (24.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $4,970,079	$4,970,000	$4,970,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,970,000)		4,970,000
TOTAL INVESTMENT SECURITIES (Cost $12,083,259) - 103.8%		21,159,501
Net other assets (liabilities) - (3.8)%		(776,955)

NET ASSETS - 100.0%		$20,382,546

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $3,006,000.

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Dow Jones U.S. Health Care Index	Goldman Sachs International	5/23/22	0.93%	$6,302,428	$(220,459)
Dow Jones U.S. Health Care Index	UBS AG	5/23/22	0.68%	8,032,125	(318,985)
				$14,334,553	$(539,444)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Biotechnology	$2,580,621	12.7%
Health Care	10,618	0.1%
Health Care Equipment & Supplies	3,814,056	18.7%
Health Care Providers & Services	3,512,834	17.2%
Health Care Technology	47,018	0.2%
Life Sciences Tools & Services	1,475,840	7.3%
Pharmaceuticals	4,731,423	23.1%
Semiconductors & Semiconductor Equipment	17,091	0.1%
Other **	4,193,045	20.6%
Total	$20,382,546	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (81.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	442	$63,745
A.O. Smith Corp. (Building Products)	101	5,901
Accenture PLC - Class A (IT Services)	489	146,875
Acuity Brands, Inc. (Electrical Equipment)	27	4,657
Advanced Drainage Systems, Inc. (Building Products)	44	4,508
AECOM (Construction & Engineering)	109	7,691
Affirm Holdings, Inc.* (IT Services)	125	3,588
AGCO Corp. (Machinery)	47	5,988
Air Lease Corp. (Trading Companies & Distributors)	82	3,303
Alight, Inc.* - Class A (Professional Services)	189	1,624
Allegion PLC (Building Products)	69	7,883
Allison Transmission Holdings, Inc. (Machinery)	80	2,995
Amcor PLC (Containers & Packaging)	1,170	13,876
AMETEK, Inc. (Electrical Equipment)	179	22,601
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	463	33,104
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	29	3,036
AptarGroup, Inc. (Containers & Packaging)	51	5,856
Ardagh Metal Packaging SA* (Containers & Packaging)	119	848
Armstrong World Industries, Inc. (Building Products)	37	3,132
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	53	6,247
ASGN, Inc.* (Professional Services)	41	4,651
Automatic Data Processing, Inc. (IT Services)	325	70,909
Avery Dennison Corp. (Containers & Packaging)	64	11,558
Avnet, Inc. (Electronic Equipment, Instruments & Components)	76	3,318
Axon Enterprise, Inc.* (Aerospace & Defense)	53	5,947
Ball Corp. (Containers & Packaging)	250	20,291
Berry Global Group, Inc.* (Containers & Packaging)	104	5,860
Block, Inc.* - Class A (IT Services)	388	38,622
Booz Allen Hamilton Holding Corp. (Professional Services)	103	8,408
Broadridge Financial Solutions, Inc. (IT Services)	90	12,972
Builders FirstSource, Inc.* (Building Products)	148	9,112
BWX Technologies, Inc. (Aerospace & Defense)	71	3,686
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	100	10,615
CACI International, Inc.* - Class A (Professional Services)	18	4,775
Carlisle Cos., Inc. (Industrial Conglomerates)	41	10,634
Carrier Global Corp. (Building Products)	661	25,296
Caterpillar, Inc. (Machinery)	419	88,215
ChargePoint Holdings, Inc.* (Electrical Equipment)	135	1,747
Chart Industries, Inc.* (Machinery)	27	4,558
Cimpress PLC* (Commercial Services & Supplies)	15	758
Cintas Corp. (Commercial Services & Supplies)	68	27,014
Clarivate PLC* (Professional Services)	307	4,814
Clean Harbors, Inc.* (Commercial Services & Supplies)	39	4,092
Cognex Corp. (Electronic Equipment, Instruments & Components)	136	9,198
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	19	5,090
Concentrix Corp. (IT Services)	33	5,197
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	43	1,022
Corning, Inc. (Electronic Equipment, Instruments & Components)	578	20,340
Crane Co. (Machinery)	39	3,753
Crown Holdings, Inc. (Containers & Packaging)	98	10,784
CSX Corp. (Road & Rail)	1,715	58,893
Cummins, Inc. (Machinery)	110	20,811
Curtiss-Wright Corp. (Aerospace & Defense)	30	4,287
Deere & Co. (Machinery)	217	81,928
Donaldson Co., Inc. (Machinery)	95	4,659
Dover Corp. (Machinery)	112	14,930
Dun & Bradstreet Holdings, Inc.* (Professional Services)	116	1,832
Eagle Materials, Inc. (Construction Materials)	30	3,700
Eaton Corp. PLC (Electrical Equipment)	308	44,666
EMCOR Group, Inc. (Construction & Engineering)	42	4,472
Emerson Electric Co. (Electrical Equipment)	460	41,483
EnerSys (Electrical Equipment)	32	2,095
Equifax, Inc. (Professional Services)	95	19,334
Esab Corp.* (Machinery)	35	1,645
Euronet Worldwide, Inc.* (IT Services)	41	4,988
Expeditors International of Washington, Inc. (Air Freight & Logistics)	131	12,978
Fastenal Co. (Trading Companies & Distributors)	445	24,613
FedEx Corp. (Air Freight & Logistics)	189	37,562
Fidelity National Information Services, Inc. (IT Services)	471	46,700
Fiserv, Inc.* (IT Services)	460	45,043
FleetCor Technologies, Inc.* (IT Services)	63	15,720
Flowserve Corp. (Machinery)	100	3,271
Fortive Corp. (Machinery)	278	15,985
Fortune Brands Home & Security, Inc. (Building Products)	105	7,481
FTI Consulting, Inc.* (Professional Services)	27	4,258
Gates Industrial Corp. PLC* (Machinery)	73	931
Generac Holdings, Inc.* (Electrical Equipment)	48	10,530
General Dynamics Corp. (Aerospace & Defense)	178	42,102
General Electric Co. (Industrial Conglomerates)	850	63,368
Genpact, Ltd. (IT Services)	131	5,275
Global Payments, Inc. (IT Services)	220	30,136

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Graco, Inc. (Machinery)	132	$8,187
Graphic Packaging Holding Co. (Containers & Packaging)	218	4,752
GXO Logistics, Inc.* (Air Freight & Logistics)	76	4,498
HEICO Corp. (Aerospace & Defense)	33	4,661
HEICO Corp. - Class A (Aerospace & Defense)	58	6,765
Hertz Global Holdings, Inc.* (Road & Rail)	43	863
Hexcel Corp. (Aerospace & Defense)	64	3,479
Honeywell International, Inc. (Industrial Conglomerates)	531	102,753
Howmet Aerospace, Inc. (Aerospace & Defense)	293	9,997
Hubbell, Inc. (Electrical Equipment)	42	8,205
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	31	6,595
IDEX Corp. (Machinery)	59	11,199
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	82	5,019
Illinois Tool Works, Inc. (Machinery)	221	43,561
Ingersoll Rand, Inc. (Machinery)	315	13,847
Insperity, Inc. (Professional Services)	27	2,863
International Paper Co. (Containers & Packaging)	299	13,838
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	27	2,551
Itron, Inc.* (Electronic Equipment, Instruments & Components)	35	1,672
ITT, Inc. (Machinery)	66	4,635
J.B. Hunt Transport Services, Inc. (Road & Rail)	65	11,105
Jabil, Inc. (Electronic Equipment, Instruments & Components)	111	6,408
Jack Henry & Associates, Inc. (IT Services)	56	10,616
Jacobs Engineering Group, Inc. (Professional Services)	100	13,855
Johnson Controls International PLC (Building Products)	544	32,570
KBR, Inc. (Professional Services)	108	5,317
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	141	19,778
Kirby Corp.* (Marine)	46	2,999
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	128	6,130
L3Harris Technologies, Inc. (Aerospace & Defense)	152	35,304
Landstar System, Inc. (Road & Rail)	29	4,492
Leidos Holdings, Inc. (Professional Services)	109	11,283
Lennox International, Inc. (Building Products)	26	5,543
Lincoln Electric Holdings, Inc. (Machinery)	45	6,063
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	19	4,356
Lockheed Martin Corp. (Aerospace & Defense)	188	81,239
Louisiana-Pacific Corp. (Paper & Forest Products)	68	4,387
ManpowerGroup, Inc. (Professional Services)	42	3,788
Marqeta, Inc.* - Class A (IT Services)	179	1,665
Martin Marietta Materials, Inc. (Construction Materials)	48	17,003
Masco Corp. (Building Products)	185	9,748
MasTec, Inc.* (Construction & Engineering)	45	3,240
MAXIMUS, Inc. (IT Services)	48	3,498
MDU Resources Group, Inc. (Multi-Utilities)	156	4,019
Mercury Systems, Inc.* (Aerospace & Defense)	43	2,399
MSA Safety, Inc. (Commercial Services & Supplies)	28	3,379
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	36	2,983
National Instruments Corp. (Electronic Equipment, Instruments & Components)	102	3,686
Nielsen Holdings PLC (Professional Services)	277	7,426
Nikola Corp.* (Machinery)	159	1,142
Nordson Corp. (Machinery)	42	9,059
Norfolk Southern Corp. (Road & Rail)	186	47,966
Northrop Grumman Corp. (Aerospace & Defense)	114	50,092
nVent Electric PLC (Electrical Equipment)	129	4,358
Old Dominion Freight Line, Inc. (Road & Rail)	72	20,169
Oshkosh Corp. (Machinery)	51	4,714
Otis Worldwide Corp. (Machinery)	329	23,964
Owens Corning (Building Products)	78	7,093
PACCAR, Inc. (Machinery)	268	22,257
Packaging Corp. of America (Containers & Packaging)	74	11,927
Parker-Hannifin Corp. (Machinery)	100	27,082
Paychex, Inc. (IT Services)	248	31,429
PayPal Holdings, Inc.* (IT Services)	901	79,225
Pentair PLC (Machinery)	128	6,496
PerkinElmer, Inc. (Life Sciences Tools & Services)	98	14,368
Quanta Services, Inc. (Construction & Engineering)	110	12,759
Raytheon Technologies Corp. (Aerospace & Defense)	1,154	109,525
RBC Bearings, Inc.* (Machinery)	23	3,872
Regal Rexnord Corp. (Electrical Equipment)	52	6,616
Republic Services, Inc. (Commercial Services & Supplies)	161	21,617
Robert Half International, Inc. (Professional Services)	84	8,258
Rockwell Automation, Inc. (Electrical Equipment)	90	22,740
Saia, Inc.* (Road & Rail)	20	4,119
Science Applications International Corp. (Professional Services)	44	3,662
Sealed Air Corp. (Containers & Packaging)	115	7,384
Sensata Technologies Holding PLC* (Electrical Equipment)	122	5,540
Shift4 Payments, Inc.* - Class A (IT Services)	40	2,098
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	80	798

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Silgan Holdings, Inc. (Containers & Packaging)	64	$2,840
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	34	4,795
Snap-on, Inc. (Machinery)	42	8,925
Sonoco Products Co. (Containers & Packaging)	76	4,705
SS&C Technologies Holdings, Inc. (Software)	172	11,122
Stericycle, Inc.* (Commercial Services & Supplies)	71	3,563
Sunrun, Inc.* (Electrical Equipment)	159	3,177
TaskUS, Inc.* - Class A (IT Services)	20	578
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	252	31,444
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	36	15,536
Tetra Tech, Inc. (Commercial Services & Supplies)	42	5,850
Textron, Inc. (Aerospace & Defense)	171	11,842
The Boeing Co.* (Aerospace & Defense)	424	63,108
The Middleby Corp.* (Machinery)	43	6,617
The Sherwin-Williams Co. (Chemicals)	187	51,418
The Timken Co. (Machinery)	53	3,055
The Toro Co. (Machinery)	82	6,571
The Western Union Co. (IT Services)	303	5,078
Toast, Inc.* - Class A (IT Services)	56	1,043
Trane Technologies PLC (Building Products)	181	25,320
TransDigm Group, Inc.* (Aerospace & Defense)	41	24,387
TransUnion (Professional Services)	148	12,953
Trex Co., Inc.* (Building Products)	89	5,179
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	194	12,940
TriNet Group, Inc.* (Professional Services)	31	2,750
TuSimple Holdings, Inc.* - Class A (Road & Rail)	25	259
Union Pacific Corp. (Road & Rail)	493	115,505
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	564	101,509
United Rentals, Inc.* (Trading Companies & Distributors)	56	17,725
Univar Solutions, Inc.* (Trading Companies & Distributors)	132	3,844
Upwork, Inc.* (Professional Services)	92	1,929
Valmont Industries, Inc. (Construction & Engineering)	16	3,981
Verisk Analytics, Inc. (Professional Services)	125	25,507
Vertiv Holdings Co. (Electrical Equipment)	234	2,932
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	136	1,019
Vontier Corp. (Electronic Equipment, Instruments & Components)	130	3,331
Vulcan Materials Co. (Construction Materials)	102	17,573
W.W. Grainger, Inc. (Trading Companies & Distributors)	33	16,501
Waste Management, Inc. (Commercial Services & Supplies)	298	49,004
Watsco, Inc. (Trading Companies & Distributors)	26	6,936
WESCO International, Inc.* (Trading Companies & Distributors)	1	123
Westinghouse Air Brake Technologies Corp. (Machinery)	144	12,947
WestRock Co. (Containers & Packaging)	203	10,055
WEX, Inc.* (IT Services)	35	5,818
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	172	6,037
Woodward, Inc. (Machinery)	48	5,303
XPO Logistics, Inc.* (Air Freight & Logistics)	77	4,142
Xylem, Inc. (Machinery)	139	11,190
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	41	15,156
Zurn Water Solutions Corp. (Building Products)	97	3,028
TOTAL COMMON STOCKS
(Cost $1,150,341)		3,377,068

Repurchase Agreements(a)(b) (19.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $826,013	$826,000	$826,000

TOTAL REPURCHASE AGREEMENTS
(Cost $826,000)		826,000

TOTAL INVESTMENT SECURITIES
(Cost $1,976,341) - 101.3%		4,203,068
Net other assets (liabilities) - (1.3)%		(52,875)

NET ASSETS - 100.0%		$4,150,193

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $727,000.

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	5/23/22	0.93%	$1,342,803	$(42,153)
Dow Jones U.S. Industrials Index	UBS AG	5/23/22	0.68%	1,527,920	(49,016)
				$2,870,723	$(91,169)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$466,434	11.2%
Air Freight & Logistics	171,304	4.1%
Building Products	151,794	3.7%
Chemicals	51,417	1.2%
Commercial Services & Supplies	115,277	2.8%
Construction & Engineering	38,180	0.9%
Construction Materials	38,276	0.9%
Containers & Packaging	124,574	3.0%
Electrical Equipment	182,145	4.4%
Electronic Equipment, Instruments & Components	199,174	4.8%
Industrial Conglomerates	240,500	5.8%
IT Services	567,073	13.6%
Life Sciences Tools & Services	14,368	0.4%
Machinery	490,356	11.8%
Marine	2,999	0.1%
Multi-Utilities	4,019	0.1%
Paper & Forest Products	4,387	0.1%
Professional Services	149,287	3.6%
Road & Rail	269,501	6.5%
Software	11,122	0.3%
Trading Companies & Distributors	84,881	2.1%
Other **	773,125	18.6%
Total	$4,150,193	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (83.4%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	17,209	$2,636,590
Akamai Technologies, Inc.* (IT Services)	14,689	1,649,281
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,766	4,030,348
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,631	3,750,207
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,947	7,325,152
Arista Networks, Inc.* (Communications Equipment)	15,993	1,848,311
Box, Inc.* - Class A (Software)	31,457	963,213
Ciena Corp.* (Communications Equipment)	20,234	1,116,310
Cisco Systems, Inc. (Communications Equipment)	82,193	4,025,814
Citrix Systems, Inc. (Software)	13,584	1,359,758
Cloudflare, Inc.* - Class A (Software)	19,692	1,696,269
CommScope Holding Co., Inc.* (Communications Equipment)	74,941	451,894
Coupa Software, Inc.* (Software)	10,056	867,833
Datadog, Inc.* - Class A (Software)	15,437	1,864,481
DocuSign, Inc.* (Software)	17,024	1,378,944
Dropbox, Inc.* (Software)	47,054	1,023,425
eBay, Inc. (Internet & Direct Marketing Retail)	39,745	2,063,560
Etsy, Inc.* (Internet & Direct Marketing Retail)	11,250	1,048,388
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	10,894	1,903,727
Fastly, Inc.* - Class A (IT Services)	38,350	609,765
GoDaddy, Inc.* - Class A (IT Services)	17,724	1,432,276
Juniper Networks, Inc. (Communications Equipment)	38,524	1,214,276
Match Group, Inc.* (Interactive Media & Services)	19,769	1,564,716
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	29,674	5,948,748
Netflix, Inc.* (Entertainment)	10,831	2,061,789
Nutanix, Inc.* - Class A (Software)	39,257	982,603
Okta, Inc.* (IT Services)	10,991	1,311,336
Opendoor Technologies, Inc.* (Real Estate Management & Development)	99,185	693,303
PayPal Holdings, Inc.* (IT Services)	34,092	2,997,710
Pinterest, Inc.* - Class A (Interactive Media & Services)	57,906	1,188,231
Salesforce, Inc.* (Software)	21,073	3,707,583
Snap, Inc.* (Interactive Media & Services)	65,235	1,856,588
Snowflake, Inc.* - Class A (IT Services)	12,024	2,061,395
Teladoc Health, Inc.* (Health Care Technology)	19,304	651,703
Twitter, Inc.* (Interactive Media & Services)	56,523	2,770,757
Veeva Systems, Inc.* - Class A (Health Care Technology)	10,084	1,834,784
Vonage Holdings Corp.* (Software)	46,728	932,691
Workday, Inc.* - Class A (Software)	10,303	2,129,630
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	4,512	174,389
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	20,359	810,695
Zoom Video Communications, Inc.* - Class A (Software)	16,695	1,662,321
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	28,783	1,364,314
TOTAL COMMON STOCKS
(Cost $52,681,361)		80,965,108

Repurchase Agreements(a)(b) (21.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $20,797,331	$20,797,000	$20,797,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,797,000)		20,797,000

TOTAL INVESTMENT SECURITIES
(Cost $73,478,361) - 104.8%		101,762,108
Net other assets (liabilities) - (4.8)%		(4,639,892)

NET ASSETS - 100.0%		$97,122,216

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $14,145,000.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	5/23/22	0.93%	$29,673,751	$(1,998,655)
Dow Jones Internet Composite Index	UBS AG	5/23/22	0.68%	35,576,405	(2,418,119)
				$65,250,156	$(4,416,774)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Internet UltraSector ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Communications Equipment	$8,656,605	8.9%
Entertainment	2,061,789	2.1%
Health Care Technology	2,486,487	2.6%
Hotels, Restaurants & Leisure	4,540,317	4.7%
Interactive Media & Services	22,473,909	23.1%
Internet & Direct Marketing Retail	10,437,100	10.8%
IT Services	10,061,763	10.4%
Real Estate Management & Development	1,678,387	1.7%
Software	18,568,751	19.1%
Other **	16,157,108	16.6%
Total	$97,122,216	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (100.0%)

	Shares	Value
A.O. Smith Corp. (Building Products)	46	$2,688
Abbott Laboratories (Health Care Equipment & Supplies)	660	74,910
AbbVie, Inc. (Biotechnology)	673	98,850
ABIOMED, Inc.* (Health Care Equipment & Supplies)	19	5,445
Accenture PLC - Class A (IT Services)	258	77,493
Adobe, Inc.* (Software)	333	131,851
Advance Auto Parts, Inc. (Specialty Retail)	21	4,192
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,150	98,348
Agilent Technologies, Inc. (Life Sciences Tools & Services)	127	15,147
Akamai Technologies, Inc.* (IT Services)	48	5,389
Albemarle Corp. (Chemicals)	56	10,798
Align Technology, Inc.* (Health Care Equipment & Supplies)	51	14,785
Alphabet, Inc.* - Class A (Interactive Media & Services)	212	483,825
Alphabet, Inc.* - Class C (Interactive Media & Services)	196	450,669
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	309	768,059
American Express Co. (Consumer Finance)	191	33,370
American Tower Corp. (Equity Real Estate Investment Trusts)	164	39,526
Ameriprise Financial, Inc. (Capital Markets)	48	12,744
Amgen, Inc. (Biotechnology)	163	38,010
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	222	15,874
ANSYS, Inc.* (Software)	38	10,476
Aon PLC (Insurance)	92	26,495
APA Corp. (Oil, Gas & Consumable Fuels)	140	5,730
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,923	1,722,010
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	626	69,079
Aptiv PLC* (Auto Components)	78	8,299
Arista Networks, Inc.* (Communications Equipment)	158	18,260
Arthur J. Gallagher & Co. (Insurance)	64	10,783
Autodesk, Inc.* (Software)	100	18,928
Automatic Data Processing, Inc. (IT Services)	157	34,254
AutoZone, Inc.* (Specialty Retail)	14	27,377
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	41	9,327
Avery Dennison Corp. (Containers & Packaging)	30	5,418
Bank of America Corp. (Banks)	2,202	78,567
Bath & Body Works, Inc. (Specialty Retail)	116	6,135
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	9	4,609
Bio-Techne Corp. (Life Sciences Tools & Services)	28	10,631
BlackRock, Inc. - Class A (Capital Markets)	52	32,483
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	165	91,474
Broadridge Financial Solutions, Inc. (IT Services)	35	5,045
Brown & Brown, Inc. (Insurance)	113	7,004
Cadence Design Systems, Inc.* (Software)	196	29,567
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	94	6,230
Camden Property Trust (Equity Real Estate Investment Trusts)	72	11,296
Capital One Financial Corp. (Consumer Finance)	139	17,322
CarMax, Inc.* (Specialty Retail)	61	5,233
Catalent, Inc.* (Pharmaceuticals)	75	6,792
Cboe Global Markets, Inc. (Capital Markets)	42	4,745
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	117	9,716
CDW Corp. (Electronic Equipment, Instruments & Components)	56	9,138
Celanese Corp. (Chemicals)	31	4,555
Ceridian HCM Holding, Inc.* (Software)	39	2,189
CF Industries Holdings, Inc. (Chemicals)	89	8,618
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	36	8,694
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	13	18,923
Cincinnati Financial Corp. (Insurance)	49	6,010
Cintas Corp. (Commercial Services & Supplies)	28	11,123
Cisco Systems, Inc. (Communications Equipment)	1,335	65,389
Comerica, Inc. (Banks)	41	3,358
Copart, Inc.* (Commercial Services & Supplies)	102	11,592
Costco Wholesale Corp. (Food & Staples Retailing)	159	84,543
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	137	25,374
D.R. Horton, Inc. (Household Durables)	119	8,282
Danaher Corp. (Health Care Equipment & Supplies)	305	76,595
Deere & Co. (Machinery)	92	34,734
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	441	25,653
DexCom, Inc.* (Health Care Equipment & Supplies)	68	27,783
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	120	15,148
Discover Financial Services (Consumer Finance)	204	22,942
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	18	6,084
Dover Corp. (Machinery)	46	6,132
Duke Realty Corp. (Equity Real Estate Investment Trusts)	172	9,417
eBay, Inc. (Internet & Direct Marketing Retail)	337	17,496
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	277	29,301
Eli Lilly & Co. (Pharmaceuticals)	559	163,301
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	93	15,010
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	190	22,184
EPAM Systems, Inc.* (IT Services)	40	10,600

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Equifax, Inc. (Professional Services)	84	$17,096
Equinix, Inc. (Equity Real Estate Investment Trusts)	30	21,572
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	21	6,915
Etsy, Inc.* (Internet & Direct Marketing Retail)	88	8,201
Expeditors International of Washington, Inc. (Air Freight & Logistics)	120	11,888
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	93	17,670
F5, Inc.* (Communications Equipment)	23	3,850
FactSet Research Systems, Inc. (Capital Markets)	15	6,052
Fastenal Co. (Trading Companies & Distributors)	193	10,675
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	20	2,341
First Horizon Corp. (Banks)	1	18
First Republic Bank (Banks)	126	18,802
Fortinet, Inc.* (Software)	96	27,745
Fortune Brands Home & Security, Inc. (Building Products)	42	2,993
Franklin Resources, Inc. (Capital Markets)	89	2,189
Freeport-McMoRan, Inc. (Metals & Mining)	455	18,450
Garmin, Ltd. (Household Durables)	54	5,926
Gartner, Inc.* (IT Services)	58	16,852
Generac Holdings, Inc.* (Electrical Equipment)	44	9,653
HCA Healthcare, Inc. (Health Care Providers & Services)	99	21,240
Hess Corp. (Oil, Gas & Consumable Fuels)	137	14,121
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	81	12,578
Hologic, Inc.* (Health Care Equipment & Supplies)	129	9,287
HP, Inc. (Technology Hardware, Storage & Peripherals)	382	13,993
IDEX Corp. (Machinery)	22	4,176
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	41	17,650
Illinois Tool Works, Inc. (Machinery)	83	16,359
Illumina, Inc.* (Life Sciences Tools & Services)	54	16,019
Incyte Corp.* (Biotechnology)	57	4,273
Intercontinental Exchange, Inc. (Capital Markets)	225	26,057
Intuit, Inc. (Software)	199	83,331
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	174	41,638
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	99	21,581
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	124	6,663
J.B. Hunt Transport Services, Inc. (Road & Rail)	35	5,980
Jacobs Engineering Group, Inc. (Professional Services)	39	5,403
Johnson Controls International PLC (Building Products)	301	18,020
JPMorgan Chase & Co. (Banks)	957	114,227
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	97	13,606
KLA Corp. (Semiconductors & Semiconductor Equipment)	106	33,842
L3Harris Technologies, Inc. (Aerospace & Defense)	58	13,471
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	36	8,650
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	99	46,110
Linde PLC (Chemicals)	184	57,402
Live Nation Entertainment, Inc.* (Entertainment)	40	4,195
LKQ Corp. (Distributors)	80	3,970
Lowe's Cos., Inc. (Specialty Retail)	473	93,526
MarketAxess Holdings, Inc. (Capital Markets)	13	3,427
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	1	125
Marsh & McLennan Cos., Inc. (Insurance)	217	35,089
Martin Marietta Materials, Inc. (Construction Materials)	26	9,209
Masco Corp. (Building Products)	79	4,163
Mastercard, Inc. - Class A (IT Services)	287	104,290
McDonald's Corp. (Hotels, Restaurants & Leisure)	237	59,052
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	1,626	325,964
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	11	14,053
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	188	12,258
Microsoft Corp. (Software)	5,282	1,465,862
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	50	9,834
Moderna, Inc.* (Biotechnology)	247	33,199
Molina Healthcare, Inc.* (Health Care Providers & Services)	21	6,582
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	31	12,159
Monster Beverage Corp.* (Beverages)	137	11,738
Moody's Corp. (Capital Markets)	75	23,736
Morgan Stanley (Capital Markets)	489	39,409
Motorola Solutions, Inc. (Communications Equipment)	70	14,958
MSCI, Inc. - Class A (Capital Markets)	57	24,011
Nasdaq, Inc. (Capital Markets)	64	10,072
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	111	8,131
Netflix, Inc.* (Entertainment)	313	59,582
Newell Brands, Inc. (Household Durables)	143	3,310
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	486	60,604
Nordson Corp. (Machinery)	23	4,961
NRG Energy, Inc. (Electric Utilities)	171	6,139
Nucor Corp.(a) (Metals & Mining)	104	16,097
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,761	326,614

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
NVR, Inc.* (Household Durables)	1	$4,376
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	117	19,995
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	254	13,993
Old Dominion Freight Line, Inc. (Road & Rail)	65	18,208
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	133	8,423
Oracle Corp. (Software)	1,109	81,401
O'Reilly Automotive, Inc.* (Specialty Retail)	48	29,114
Otis Worldwide Corp. (Machinery)	119	8,668
Paychex, Inc. (IT Services)	120	15,208
Paycom Software, Inc.* (Software)	26	7,318
PayPal Holdings, Inc.* (IT Services)	442	38,865
Pentair PLC (Machinery)	66	3,350
PepsiCo, Inc. (Beverages)	410	70,401
PerkinElmer, Inc. (Life Sciences Tools & Services)	90	13,195
Pfizer, Inc. (Pharmaceuticals)	2,133	104,666
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	90	20,922
Pool Corp. (Distributors)	28	11,347
Prologis, Inc. (Equity Real Estate Investment Trusts)	319	51,132
PTC, Inc.* (Software)	37	4,226
Public Storage (Equity Real Estate Investment Trusts)	63	23,405
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	35	3,982
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	794	110,914
Quanta Services, Inc. (Construction & Engineering)	54	6,263
Quest Diagnostics, Inc. (Health Care Providers & Services)	38	5,086
Raymond James Financial, Inc. (Capital Markets)	78	7,602
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	75	49,433
Regions Financial Corp. (Banks)	300	6,216
Republic Services, Inc. (Commercial Services & Supplies)	64	8,593
ResMed, Inc. (Health Care Equipment & Supplies)	60	11,998
Robert Half International, Inc. (Professional Services)	52	5,112
Rockwell Automation, Inc. (Electrical Equipment)	43	10,865
Rollins, Inc. (Commercial Services & Supplies)	69	2,314
S&P Global, Inc. (Capital Markets)	152	57,228
Salesforce, Inc.* (Software)	423	74,423
SBA Communications Corp. (Equity Real Estate Investment Trusts)	43	14,926
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	101	8,286
Sealed Air Corp. (Containers & Packaging)	55	3,532
ServiceNow, Inc.* (Software)	141	67,412
Signature Bank (Banks)	44	10,659
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	139	16,402
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	54	6,118
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	28	7,011
Starbucks Corp. (Hotels, Restaurants & Leisure)	413	30,826
STERIS PLC (Health Care Equipment & Supplies)	30	6,722
Stryker Corp. (Health Care Equipment & Supplies)	97	23,402
SVB Financial Group* (Banks)	42	20,481
Synchrony Financial (Consumer Finance)	209	7,693
Synopsys, Inc.* (Software)	72	20,649
T. Rowe Price Group, Inc. (Capital Markets)	113	13,904
Take-Two Interactive Software, Inc.* (Entertainment)	50	5,976
Target Corp. (Multiline Retail)	185	42,300
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	114	12,022
Tesla, Inc.* (Automobiles)	589	512,878
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	319	54,310
The Charles Schwab Corp. (Capital Markets)	719	47,691
The Estee Lauder Co., Inc. (Personal Products)	97	25,614
The Goldman Sachs Group, Inc. (Capital Markets)	240	73,317
The Hershey Co. (Food Products)	45	10,160
The Home Depot, Inc. (Specialty Retail)	559	167,924
The Sherwin-Williams Co. (Chemicals)	91	25,021
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	277	153,159
Tractor Supply Co. (Specialty Retail)	80	16,116
TransDigm Group, Inc.* (Aerospace & Defense)	16	9,517
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	96	6,403
Twitter, Inc.* (Interactive Media & Services)	267	13,088
Tyler Technologies, Inc.* (Software)	19	7,499
UDR, Inc. (Equity Real Estate Investment Trusts)	116	6,172
Ulta Beauty, Inc.* (Specialty Retail)	21	8,333
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	57	876
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	65	922
Union Pacific Corp. (Road & Rail)	184	43,109
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	221	39,776
United Rentals, Inc.* (Trading Companies & Distributors)	31	9,812
UnitedHealth Group, Inc. (Health Care Providers & Services)	278	141,378
VeriSign, Inc.* (IT Services)	33	5,897

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Verisk Analytics, Inc. (Professional Services)	58	$11,835
Vertex Pharmaceuticals, Inc.* (Biotechnology)	107	29,235
Visa, Inc. - Class A (IT Services)	502	106,990
Vulcan Materials Co. (Construction Materials)	44	7,581
Waste Management, Inc. (Commercial Services & Supplies)	138	22,694
Waters Corp.* (Life Sciences Tools & Services)	32	9,697
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	52	16,383
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	221	9,110
Xylem, Inc. (Machinery)	52	4,186
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	95	11,116
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	28	10,350
Zions Bancorp (Banks)	49	2,769
Zoetis, Inc. (Pharmaceuticals)	220	38,995
TOTAL COMMON STOCKS
(Cost $3,950,926)		11,952,786

Repurchase Agreements(b) (0.2%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $29,000	$29,000	$29,000

TOTAL REPURCHASE AGREEMENTS
(Cost $29,000)		29,000

Collateral for Securities Loaned(c) (0.1%)
	Shares	Value
Invesco Government & Agency Portfolio, 0.35%(d)	16,892	$16,892
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $16,892)		16,892
TOTAL INVESTMENT SECURITIES
(Cost $3,996,818) - 100.3%		11,998,678
Net other assets (liabilities) - (0.3)%		(31,485)

NET ASSETS - 100.0%		$11,967,193

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2022. The total value of securities on loan as of April 30, 2022 was $15,942.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at April 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2022.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Large-Cap Growth ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$22,988	0.2%
Air Freight & Logistics	51,664	0.4%
Auto Components	8,299	0.1%
Automobiles	512,878	4.3%
Banks	255,097	2.1%
Beverages	82,139	0.7%
Biotechnology	253,000	2.1%
Building Products	27,864	0.2%
Capital Markets	384,667	3.2%
Chemicals	106,393	0.9%
Commercial Services & Supplies	56,316	0.5%
Communications Equipment	102,457	0.9%
Construction & Engineering	6,263	0.1%
Construction Materials	16,790	0.1%
Consumer Finance	81,327	0.7%
Containers & Packaging	8,950	0.1%
Distributors	15,317	0.1%
Electric Utilities	6,139	0.1%
Electrical Equipment	20,518	0.2%
Electronic Equipment, Instruments & Components	55,371	0.5%
Entertainment	69,753	0.6%
Equity Real Estate Investment Trusts	281,082	2.3%
Food & Staples Retailing	84,543	0.7%
Food Products	10,160	0.1%
Health Care Equipment & Supplies	355,899	3.0%
Health Care Providers & Services	182,936	1.5%
Hotels, Restaurants & Leisure	144,934	1.2%
Household Durables	21,894	0.2%
Insurance	85,381	0.7%
Interactive Media & Services	1,273,546	10.6%
Internet & Direct Marketing Retail	793,757	6.6%
IT Services	420,883	3.5%
Life Sciences Tools & Services	266,785	2.2%
Machinery	82,567	0.7%
Metals & Mining	34,547	0.3%
Multiline Retail	42,300	0.4%
Oil, Gas & Consumable Fuels	126,174	1.1%
Personal Products	25,614	0.2%
Pharmaceuticals	313,754	2.6%
Professional Services	39,446	0.3%
Real Estate Management & Development	9,716	0.1%
Road & Rail	67,297	0.6%
Semiconductors & Semiconductor Equipment	919,246	7.7%
Software	2,032,876	17.0%
Specialty Retail	357,950	3.0%
Technology Hardware, Storage & Peripherals	1,752,420	14.6%
Textiles, Apparel & Luxury Goods	62,402	0.5%
Trading Companies & Distributors	20,487	0.2%
Other **	14,407	NM
Total	$11,967,193	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (99.5%)
	Shares	Value
3M Co. (Industrial Conglomerates)	566	$81,629
A.O. Smith Corp. (Building Products)	66	3,856
Abbott Laboratories (Health Care Equipment & Supplies)	821	93,184
AbbVie, Inc. (Biotechnology)	803	117,944
ABIOMED, Inc.* (Health Care Equipment & Supplies)	20	5,732
Accenture PLC - Class A (IT Services)	266	79,896
Activision Blizzard, Inc. (Entertainment)	773	58,439
Advance Auto Parts, Inc. (Specialty Retail)	29	5,789
Aflac, Inc. (Insurance)	594	34,024
Agilent Technologies, Inc. (Life Sciences Tools & Services)	117	13,955
Air Products & Chemicals, Inc. (Chemicals)	221	51,728
Akamai Technologies, Inc.* (IT Services)	93	10,442
Alaska Air Group, Inc.* (Airlines)	126	6,853
Albemarle Corp. (Chemicals)	40	7,713
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	141	25,685
Allegion PLC (Building Products)	89	10,167
Alliant Energy Corp. (Electric Utilities)	247	14,526
Altria Group, Inc. (Tobacco)	1,803	100,193
Amcor PLC (Containers & Packaging)	1,494	17,719
Ameren Corp. (Multi-Utilities)	257	23,875
American Airlines Group, Inc.* (Airlines)	638	11,975
American Electric Power Co., Inc. (Electric Utilities)	496	49,159
American Express Co. (Consumer Finance)	341	59,576
American International Group, Inc. (Insurance)	823	48,154
American Tower Corp. (Equity Real Estate Investment Trusts)	223	53,746
American Water Works Co., Inc. (Water Utilities)	176	27,118
Ameriprise Financial, Inc. (Capital Markets)	44	11,682
AmerisourceBergen Corp. (Health Care Providers & Services)	145	21,937
AMETEK, Inc. (Electrical Equipment)	231	29,166
Amgen, Inc. (Biotechnology)	329	76,720
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	278	19,877
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	519	80,123
ANSYS, Inc.* (Software)	29	7,995
Anthem, Inc. (Health Care Providers & Services)	239	119,961
Aon PLC (Insurance)	83	23,903
APA Corp. (Oil, Gas & Consumable Fuels)	161	6,590
Aptiv PLC* (Auto Components)	156	16,598
Archer-Daniels-Midland Co. (Food Products)	553	49,527
Arthur J. Gallagher & Co. (Insurance)	114	19,208
Assurant, Inc.(a) (Insurance)	54	9,822
AT&T, Inc. (Diversified Telecommunication Services)	7,055	133,057
Atmos Energy Corp. (Gas Utilities)	134	15,196
Autodesk, Inc.* (Software)	77	14,575
Automatic Data Processing, Inc. (IT Services)	196	42,763
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	77	17,516
Avery Dennison Corp. (Containers & Packaging)	40	7,224
Baker Hughes Co. - Class A (Energy Equipment & Services)	893	27,701
Ball Corp. (Containers & Packaging)	321	26,053
Bank of America Corp. (Banks)	3,930	140,222
Bath & Body Works, Inc. (Specialty Retail)	90	4,760
Baxter International, Inc. (Health Care Equipment & Supplies)	494	35,104
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	281	69,460
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,811	584,645
Best Buy Co., Inc. (Specialty Retail)	215	19,335
Biogen, Inc.* (Biotechnology)	142	29,456
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	12	6,145
BlackRock, Inc. - Class A (Capital Markets)	70	43,728
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	42	92,833
BorgWarner, Inc. (Auto Components)	241	8,876
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	139	16,346
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,413	59,501
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,154	162,132
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	175	97,018
Broadridge Financial Solutions, Inc. (IT Services)	68	9,801
Brown & Brown, Inc. (Insurance)	73	4,525
Brown-Forman Corp. - Class B (Beverages)	182	12,274
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	127	13,481
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	74	4,905
Campbell Soup Co. (Food Products)	202	9,538
Capital One Financial Corp. (Consumer Finance)	214	26,669
Cardinal Health, Inc. (Health Care Providers & Services)	275	15,964
CarMax, Inc.* (Specialty Retail)	77	6,605
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	799	13,823
Carrier Global Corp. (Building Products)	846	32,377
Catalent, Inc.* (Pharmaceuticals)	73	6,611
Caterpillar, Inc. (Machinery)	531	111,796
Cboe Global Markets, Inc. (Capital Markets)	44	4,971
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	167	13,868
CDW Corp. (Electronic Equipment, Instruments & Components)	54	8,812
Celanese Corp. (Chemicals)	61	8,963
Centene Corp.* (Health Care Providers & Services)	578	46,558
CenterPoint Energy, Inc. (Multi-Utilities)	624	19,101
Ceridian HCM Holding, Inc.* (Software)	81	4,547
Cerner Corp. (Health Care Technology)	289	27,062

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
CF Industries Holdings, Inc. (Chemicals)	85	$8,231
Charter Communications, Inc.* - Class A (Media)	117	50,133
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,904	298,300
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	9	13,100
Chubb, Ltd. (Insurance)	427	88,155
Church & Dwight Co., Inc. (Household Products)	241	23,512
Cigna Corp. (Health Care Providers & Services)	321	79,216
Cincinnati Financial Corp. (Insurance)	77	9,445
Cintas Corp. (Commercial Services & Supplies)	47	18,671
Cisco Systems, Inc. (Communications Equipment)	2,294	112,360
Citigroup, Inc. (Banks)	1,959	94,443
Citizens Financial Group, Inc. (Banks)	423	16,666
Citrix Systems, Inc. (Software)	125	12,513
CME Group, Inc. (Capital Markets)	357	78,305
CMS Energy Corp. (Multi-Utilities)	288	19,783
Cognizant Technology Solutions Corp. - Class A (IT Services)	522	42,230
Colgate-Palmolive Co. (Household Products)	831	64,029
Comcast Corp. - Class A (Media)	4,469	177,688
Comerica, Inc. (Banks)	72	5,897
Conagra Brands, Inc. (Food Products)	471	16,452
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,286	122,839
Consolidated Edison, Inc. (Multi-Utilities)	349	32,366
Constellation Brands, Inc. - Class A (Beverages)	159	39,128
Constellation Energy Corp. (Electric Utilities)	323	19,125
Copart, Inc.* (Commercial Services & Supplies)	69	7,842
Corning, Inc. (Electronic Equipment, Instruments & Components)	737	25,935
Corteva, Inc. (Chemicals)	721	41,594
Costco Wholesale Corp. (Food & Staples Retailing)	214	113,788
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	802	23,090
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	236	43,709
CSX Corp. (Road & Rail)	2,190	75,205
Cummins, Inc. (Machinery)	139	26,297
CVS Health Corp. (Health Care Providers & Services)	1,297	124,681
D.R. Horton, Inc. (Household Durables)	147	10,230
Danaher Corp. (Health Care Equipment & Supplies)	202	50,728
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	125	16,466
DaVita, Inc.* (Health Care Providers & Services)	61	6,611
Deere & Co. (Machinery)	145	54,744
Delta Air Lines, Inc.* (Airlines)	633	27,238
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	217	8,678
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	281	41,060
DISH Network Corp.* - Class A (Media)	247	7,042
Dollar General Corp. (Multiline Retail)	231	54,870
Dollar Tree, Inc.* (Multiline Retail)	225	36,551
Dominion Energy, Inc. (Multi-Utilities)	798	65,148
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	13	4,394
Dover Corp. (Machinery)	77	10,264
Dow, Inc. (Chemicals)	729	48,479
DTE Energy Co. (Multi-Utilities)	195	25,553
Duke Energy Corp. (Electric Utilities)	760	83,722
Duke Realty Corp. (Equity Real Estate Investment Trusts)	131	7,172
DuPont de Nemours, Inc. (Chemicals)	506	33,361
DXC Technology Co.* (IT Services)	240	6,888
Eastman Chemical Co. (Chemicals)	125	12,834
Eaton Corp. PLC (Electrical Equipment)	392	56,849
eBay, Inc. (Internet & Direct Marketing Retail)	142	7,373
Ecolab, Inc. (Chemicals)	247	41,827
Edison International (Electric Utilities)	379	26,071
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	231	24,435
Electronic Arts, Inc. (Entertainment)	280	33,054
Emerson Electric Co. (Electrical Equipment)	586	52,845
Entergy Corp. (Electric Utilities)	202	24,008
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	311	36,312
Equinix, Inc. (Equity Real Estate Investment Trusts)	47	33,797
Equity Residential (Equity Real Estate Investment Trusts)	339	27,629
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	37	12,183
Everest Re Group, Ltd. (Insurance)	40	10,988
Evergy, Inc. (Electric Utilities)	229	15,538
Eversource Energy (Electric Utilities)	341	29,803
Exelon Corp. (Electric Utilities)	969	45,330
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	145	25,339
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,184	356,685
F5, Inc.* (Communications Equipment)	27	4,520
FactSet Research Systems, Inc. (Capital Markets)	16	6,456
Fastenal Co. (Trading Companies & Distributors)	294	16,261
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	42	4,917
FedEx Corp. (Air Freight & Logistics)	243	48,294
Fidelity National Information Services, Inc. (IT Services)	605	59,986
Fifth Third Bancorp (Banks)	677	25,408
First Horizon Corp. (Banks)	1	19
FirstEnergy Corp. (Electric Utilities)	565	24,470
Fiserv, Inc.* (IT Services)	586	57,381

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
FleetCor Technologies, Inc.* (IT Services)	82	$20,461
FMC Corp. (Chemicals)	125	16,568
Ford Motor Co. (Automobiles)	3,882	54,969
Fortive Corp. (Machinery)	355	20,413
Fortune Brands Home & Security, Inc. (Building Products)	73	5,201
Fox Corp. - Class A (Media)	313	11,218
Fox Corp. - Class B (Media)	146	4,853
Franklin Resources, Inc. (Capital Markets)	148	3,639
Freeport-McMoRan, Inc. (Metals & Mining)	811	32,886
Garmin, Ltd. (Household Durables)	74	8,121
General Dynamics Corp. (Aerospace & Defense)	231	54,638
General Electric Co. (Industrial Conglomerates)	1,087	81,036
General Mills, Inc. (Food Products)	599	42,367
General Motors Co.* (Automobiles)	1,434	54,363
Genuine Parts Co. (Distributors)	139	18,077
Gilead Sciences, Inc. (Biotechnology)	1,240	73,582
Global Payments, Inc. (IT Services)	281	38,491
Globe Life, Inc. (Insurance)	89	8,729
Halliburton Co. (Energy Equipment & Services)	889	31,666
Hartford Financial Services Group, Inc. (Insurance)	333	23,287
Hasbro, Inc. (Leisure Products)	127	11,184
HCA Healthcare, Inc. (Health Care Providers & Services)	100	21,455
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	534	17,521
Henry Schein, Inc.* (Health Care Providers & Services)	138	11,192
Hess Corp. (Oil, Gas & Consumable Fuels)	77	7,936
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,277	19,679
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	159	24,691
Hologic, Inc.* (Health Care Equipment & Supplies)	66	4,751
Honeywell International, Inc. (Industrial Conglomerates)	676	130,812
Hormel Foods Corp. (Food Products)	281	14,722
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	705	14,347
Howmet Aerospace, Inc. (Aerospace & Defense)	374	12,761
HP, Inc. (Technology Hardware, Storage & Peripherals)	535	19,597
Humana, Inc. (Health Care Providers & Services)	125	55,570
Huntington Bancshares, Inc. (Banks)	1,416	18,620
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	40	8,510
IDEX Corp. (Machinery)	44	8,352
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	27	11,623
Illinois Tool Works, Inc. (Machinery)	167	32,917
Illumina, Inc.* (Life Sciences Tools & Services)	77	22,841
Incyte Corp.* (Biotechnology)	106	7,946
Ingersoll Rand, Inc. (Machinery)	403	17,716
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,026	175,493
Intercontinental Exchange, Inc. (Capital Markets)	241	27,910
International Business Machines Corp. (IT Services)	883	116,741
International Flavors & Fragrances, Inc. (Chemicals)	250	30,325
International Paper Co. (Containers & Packaging)	382	17,679
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	111	26,562
Invesco, Ltd. (Capital Markets)	338	6,212
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	37	3,496
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	48	10,464
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	114	6,125
J.B. Hunt Transport Services, Inc. (Road & Rail)	37	6,321
Jack Henry & Associates, Inc. (IT Services)	73	13,839
Jacobs Engineering Group, Inc. (Professional Services)	73	10,114
Johnson & Johnson (Pharmaceuticals)	2,603	469,737
Johnson Controls International PLC (Building Products)	270	16,165
JPMorgan Chase & Co. (Banks)	1,576	188,111
Juniper Networks, Inc. (Communications Equipment)	323	10,181
Kellogg Co. (Food Products)	253	17,331
KeyCorp (Banks)	914	17,649
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	47	6,593
Kimberly-Clark Corp. (Household Products)	338	46,925
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	612	15,502
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,923	34,902
L3Harris Technologies, Inc. (Aerospace & Defense)	114	26,478
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	44	10,572
Lamb Weston Holding, Inc. (Food Products)	143	9,452
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	336	11,904
Leidos Holdings, Inc. (Professional Services)	138	14,284
Lennar Corp. - Class A (Household Durables)	257	19,658
Lincoln National Corp. (Insurance)	164	9,865
Linde PLC (Chemicals)	250	77,989
Live Nation Entertainment, Inc.* (Entertainment)	77	8,076
LKQ Corp. (Distributors)	154	7,643
Lockheed Martin Corp. (Aerospace & Defense)	239	103,277

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Loews Corp. (Insurance)	196	$12,317
Lumen Technologies, Inc. (Diversified Telecommunication Services)	910	9,155
LyondellBasell Industries N.V. - Class A (Chemicals)	260	27,568
M&T Bank Corp. (Banks)	175	29,162
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	770	19,188
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	570	49,738
MarketAxess Holdings, Inc. (Capital Markets)	20	5,272
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	271	48,045
Marsh & McLennan Cos., Inc. (Insurance)	196	31,693
Martin Marietta Materials, Inc. (Construction Materials)	27	9,564
Masco Corp. (Building Products)	126	6,639
Mastercard, Inc. - Class A (IT Services)	452	164,248
Match Group, Inc.* (Interactive Media & Services)	276	21,846
McCormick & Co., Inc. (Food Products)	247	24,841
McDonald's Corp. (Hotels, Restaurants & Leisure)	407	101,408
McKesson Corp. (Health Care Providers & Services)	145	44,893
Medtronic PLC (Health Care Equipment & Supplies)	1,331	138,904
Merck & Co., Inc. (Pharmaceuticals)	2,494	221,193
MetLife, Inc. (Insurance)	693	45,516
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	9	11,498
MGM Resorts International (Hotels, Restaurants & Leisure)	375	15,390
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	288	18,778
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,104	75,282
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	44	8,654
Mohawk Industries, Inc.* (Household Durables)	54	7,617
Molina Healthcare, Inc.* (Health Care Providers & Services)	27	8,463
Molson Coors Beverage Co. - Class B (Beverages)	186	10,070
Mondelez International, Inc. - Class A (Food Products)	1,372	88,466
Monster Beverage Corp.* (Beverages)	179	15,337
Moody's Corp. (Capital Markets)	54	17,090
Morgan Stanley (Capital Markets)	715	57,622
Motorola Solutions, Inc. (Communications Equipment)	70	14,958
Nasdaq, Inc. (Capital Markets)	27	4,249
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	65	4,761
Newell Brands, Inc. (Household Durables)	172	3,982
Newmont Corp. (Metals & Mining)	790	57,551
News Corp. - Class A (Media)	385	7,646
News Corp. - Class B (Media)	117	2,329
NextEra Energy, Inc. (Electric Utilities)	1,937	137,565
Nielsen Holdings PLC (Professional Services)	355	9,518
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	582	72,576
NiSource, Inc. (Multi-Utilities)	388	11,299
Nordson Corp. (Machinery)	20	4,314
Norfolk Southern Corp. (Road & Rail)	236	60,860
Northern Trust Corp. (Capital Markets)	204	21,022
Northrop Grumman Corp. (Aerospace & Defense)	142	62,395
NortonLifelock, Inc. (Software)	577	14,448
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	412	8,252
Nucor Corp.(a) (Metals & Mining)	125	19,348
NVR, Inc.* (Household Durables)	1	4,376
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	97	16,577
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	517	28,482
Omnicom Group, Inc. (Media)	208	15,835
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	250	15,833
Organon & Co. (Pharmaceuticals)	250	8,083
Otis Worldwide Corp. (Machinery)	250	18,210
PACCAR, Inc. (Machinery)	343	28,486
Packaging Corp. of America (Containers & Packaging)	93	14,989
Paramount Global - Class B (Media)	602	17,530
Parker-Hannifin Corp. (Machinery)	125	33,853
Paychex, Inc. (IT Services)	145	18,376
Paycom Software, Inc.* (Software)	13	3,659
PayPal Holdings, Inc.* (IT Services)	526	46,251
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	165	6,034
Pentair PLC (Machinery)	69	3,502
PepsiCo, Inc. (Beverages)	793	136,166
Pfizer, Inc. (Pharmaceuticals)	2,549	125,079
Philip Morris International, Inc. (Tobacco)	1,531	153,100
Phillips 66 (Oil, Gas & Consumable Fuels)	463	40,170
Pinnacle West Capital Corp. (Electric Utilities)	111	7,903
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	97	22,550
PPG Industries, Inc. (Chemicals)	236	30,206
PPL Corp. (Electric Utilities)	739	20,921
Principal Financial Group, Inc. (Insurance)	239	16,285
Prologis, Inc. (Equity Real Estate Investment Trusts)	284	45,521
Prudential Financial, Inc. (Insurance)	378	41,017
PTC, Inc.* (Software)	49	5,596
Public Service Enterprise Group, Inc. (Multi-Utilities)	498	34,691
Public Storage (Equity Real Estate Investment Trusts)	61	22,662
PulteGroup, Inc. (Household Durables)	245	10,231

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
PVH Corp. (Textiles, Apparel & Luxury Goods)	70	$5,095
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	54	6,144
Quanta Services, Inc. (Construction & Engineering)	68	7,887
Quest Diagnostics, Inc. (Health Care Providers & Services)	66	8,833
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	47	4,904
Raymond James Financial, Inc. (Capital Markets)	77	7,504
Raytheon Technologies Corp. (Aerospace & Defense)	1,474	139,896
Realty Income Corp. (Equity Real Estate Investment Trusts)	563	39,050
Regency Centers Corp. (Equity Real Estate Investment Trusts)	154	10,600
Regions Financial Corp. (Banks)	507	10,505
Republic Services, Inc. (Commercial Services & Supplies)	114	15,307
ResMed, Inc. (Health Care Equipment & Supplies)	61	12,198
Robert Half International, Inc. (Professional Services)	37	3,637
Rockwell Automation, Inc. (Electrical Equipment)	54	13,644
Rollins, Inc. (Commercial Services & Supplies)	124	4,159
Roper Technologies, Inc. (Industrial Conglomerates)	102	47,932
Ross Stores, Inc. (Specialty Retail)	349	34,820
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	224	17,412
S&P Global, Inc. (Capital Markets)	138	51,957
Salesforce, Inc.* (Software)	382	67,208
SBA Communications Corp. (Equity Real Estate Investment Trusts)	47	16,314
Schlumberger, Ltd. (Energy Equipment & Services)	1,389	54,185
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	54	4,430
Sealed Air Corp. (Containers & Packaging)	68	4,366
Sempra Energy (Multi-Utilities)	314	50,666
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	130	15,340
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	85	9,631
Snap-on, Inc. (Machinery)	49	10,412
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	14	3,506
Southwest Airlines Co.* (Airlines)	587	27,425
Stanley Black & Decker, Inc. (Machinery)	158	18,984
Starbucks Corp. (Hotels, Restaurants & Leisure)	558	41,649
State Street Corp. (Capital Markets)	363	24,310
STERIS PLC (Health Care Equipment & Supplies)	58	12,995
Stryker Corp. (Health Care Equipment & Supplies)	199	48,011
Synchrony Financial (Consumer Finance)	222	8,172
Synopsys, Inc.* (Software)	48	13,766
Sysco Corp. (Food & Staples Retailing)	503	42,996
T. Rowe Price Group, Inc. (Capital Markets)	70	8,613
Take-Two Interactive Software, Inc.* (Entertainment)	44	5,258
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	258	8,493
Target Corp. (Multiline Retail)	214	48,931
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	323	40,303
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	47	20,283
Teleflex, Inc. (Health Care Equipment & Supplies)	47	13,424
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	465	79,166
Textron, Inc. (Aerospace & Defense)	221	15,304
The AES Corp. (Independent Power and Renewable Electricity Producers)	657	13,416
The Allstate Corp. (Insurance)	278	35,178
The Bank of New York Mellon Corp. (Capital Markets)	732	30,788
The Boeing Co.* (Aerospace & Defense)	541	80,522
The Charles Schwab Corp. (Capital Markets)	477	31,639
The Clorox Co. (Household Products)	122	17,503
The Coca-Cola Co. (Beverages)	3,842	248,232
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	47	16,969
The Estee Lauder Co., Inc. (Personal Products)	93	24,558
The Hershey Co. (Food Products)	77	17,384
The Home Depot, Inc. (Specialty Retail)	248	74,499
The Interpublic Group of Cos., Inc. (Media)	387	12,624
The JM Smucker Co. - Class A (Food Products)	105	14,378
The Kraft Heinz Co. (Food Products)	700	29,841
The Kroger Co. (Food & Staples Retailing)	659	35,560
The Mosaic Co. (Chemicals)	367	22,908
The PNC Financial Services Group, Inc. (Banks)	417	69,264
The Procter & Gamble Co. (Household Products)	2,369	380,342
The Progressive Corp. (Insurance)	578	62,054
The Sherwin-Williams Co. (Chemicals)	111	30,521
The Southern Co. (Electric Utilities)	1,049	76,986
The TJX Cos., Inc. (Specialty Retail)	1,178	72,188
The Travelers Cos., Inc. (Insurance)	237	40,541
The Walt Disney Co.* (Entertainment)	1,798	200,712
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,202	41,217
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	582	71,667
Trane Technologies PLC (Building Products)	231	32,315
TransDigm Group, Inc.* (Aerospace & Defense)	27	16,060

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	111	$7,404
Truist Financial Corp. (Banks)	1,320	63,822
Twitter, Inc.* (Interactive Media & Services)	414	20,294
Tyler Technologies, Inc.* (Software)	16	6,315
Tyson Foods, Inc. - Class A (Food Products)	289	26,923
U.S. Bancorp (Banks)	1,335	64,828
UDR, Inc. (Equity Real Estate Investment Trusts)	133	7,077
Ulta Beauty, Inc.* (Specialty Retail)	25	9,920
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	108	1,659
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	118	1,674
Union Pacific Corp. (Road & Rail)	374	87,624
United Airlines Holdings , Inc.* (Airlines)	321	16,211
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	411	73,972
United Rentals, Inc.* (Trading Companies & Distributors)	27	8,546
UnitedHealth Group, Inc. (Health Care Providers & Services)	538	273,600
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	73	8,945
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	403	44,926
Ventas, Inc. (Equity Real Estate Investment Trusts)	392	21,776
VeriSign, Inc.* (IT Services)	48	8,577
Verisk Analytics, Inc. (Professional Services)	77	15,712
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,148	192,052
Vertex Pharmaceuticals, Inc.* (Biotechnology)	101	27,595
VF Corp. (Textiles, Apparel & Luxury Goods)	321	16,692
Viatris, Inc. (Pharmaceuticals)	1,189	12,282
Visa, Inc. - Class A (IT Services)	936	199,491
Vornado Realty Trust (Equity Real Estate Investment Trusts)	156	6,039
Vulcan Materials Co. (Construction Materials)	70	12,060
W.R. Berkley Corp. (Insurance)	209	13,896
W.W. Grainger, Inc. (Trading Companies & Distributors)	44	22,002
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	708	30,019
Walmart, Inc. (Food & Staples Retailing)	1,396	213,574
Warner Bros Discovery, Inc.* (Entertainment)	2,174	39,458
Waste Management, Inc. (Commercial Services & Supplies)	183	30,092
Waters Corp.* (Life Sciences Tools & Services)	16	4,848
WEC Energy Group, Inc. (Multi-Utilities)	311	31,116
Wells Fargo & Co. (Banks)	3,838	167,452
Welltower, Inc. (Equity Real Estate Investment Trusts)	430	39,048
Western Digital Corp.*(a) (Technology Hardware, Storage & Peripherals)	310	16,452
Westinghouse Air Brake Technologies Corp. (Machinery)	183	16,454
WestRock Co. (Containers & Packaging)	261	12,927
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	428	17,642
Whirlpool Corp. (Household Durables)	60	10,891
Willis Towers Watson PLC (Insurance)	118	25,353
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	106	7,471
Xcel Energy, Inc. (Electric Utilities)	533	39,048
Xylem, Inc. (Machinery)	106	8,533
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	147	17,200
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	14	5,175
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	207	24,995
Zions Bancorp (Banks)	76	4,295
Zoetis, Inc. (Pharmaceuticals)	156	27,651
TOTAL COMMON STOCKS
(Cost $15,644,488)		17,751,308

Repurchase Agreements(b) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $155,002	$155,000	$155,000

TOTAL REPURCHASE AGREEMENTS
(Cost $155,000)		155,000

Collateral for Securities Loaned(c) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio, 0.35%(d)	47,015	$47,015
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $47,015)		47,015
TOTAL INVESTMENT SECURITIES
(Cost $15,846,503) - 100.7%		17,953,323
Net other assets (liabilities) - (0.7)%		(130,951)

NET ASSETS - 100.0%		$17,822,372

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2022. The total value of securities on loan as of April 30, 2022 was $45,231.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at April 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2022.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Large-Cap Value ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$519,842	2.9%
Air Freight & Logistics	135,747	0.8%
Airlines	89,702	0.5%
Auto Components	25,474	0.1%
Automobiles	109,332	0.6%
Banks	916,364	5.1%
Beverages	461,207	2.6%
Biotechnology	333,243	1.9%
Building Products	106,720	0.6%
Capital Markets	442,969	2.5%
Chemicals	490,815	2.8%
Commercial Services & Supplies	76,071	0.4%
Communications Equipment	142,019	0.8%
Construction & Engineering	7,887	NM
Construction Materials	21,624	0.1%
Consumer Finance	94,417	0.5%
Containers & Packaging	100,957	0.6%
Distributors	25,720	0.1%
Diversified Financial Services	584,645	3.3%
Diversified Telecommunication Services	334,264	1.9%
Electric Utilities	614,175	3.4%
Electrical Equipment	152,504	0.9%
Electronic Equipment, Instruments & Components	137,878	0.8%
Energy Equipment & Services	113,552	0.6%
Entertainment	344,996	1.9%
Equity Real Estate Investment Trusts	586,978	3.3%
Food & Staples Retailing	435,937	2.4%
Food Products	361,222	2.0%
Gas Utilities	15,196	0.1%
Health Care Equipment & Supplies	657,254	3.7%
Health Care Providers & Services	858,451	4.8%
Health Care Technology	27,062	0.2%
Hotels, Restaurants & Leisure	470,317	2.6%
Household Durables	75,106	0.4%
Household Products	532,311	3.0%
Independent Power and Renewable Electricity Producers	13,416	0.1%
Industrial Conglomerates	341,409	1.9%
Insurance	613,955	3.4%
Interactive Media & Services	42,140	0.2%
Internet & Direct Marketing Retail	7,373	NM
IT Services	935,861	5.3%
Leisure Products	11,184	0.1%
Life Sciences Tools & Services	69,751	0.4%
Machinery	425,247	2.4%
Media	306,898	1.7%
Metals & Mining	109,785	0.6%
Multiline Retail	140,352	0.8%
Multi-Utilities	313,598	1.8%
Oil, Gas & Consumable Fuels	1,148,758	6.4%
Personal Products	24,558	0.1%
Pharmaceuticals	1,032,768	5.8%
Professional Services	53,265	0.3%
Real Estate Management & Development	13,868	0.1%
Road & Rail	230,010	1.3%
Semiconductors & Semiconductor Equipment	561,718	3.2%
Software	150,622	0.8%
Specialty Retail	227,916	1.3%
Technology Hardware, Storage & Peripherals	64,919	0.4%
Textiles, Apparel & Luxury Goods	111,093	0.6%
Tobacco	253,293	1.4%
Trading Companies & Distributors	46,808	0.3%
Water Utilities	27,118	0.2%
Wireless Telecommunication Services	71,667	0.4%
Other **	71,064	0.5%
Total	$17,822,372	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (100.0%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	181	$4,999
Acuity Brands, Inc. (Electrical Equipment)	118	20,352
Affiliated Managers Group, Inc. (Capital Markets)	134	16,826
Alcoa Corp. (Metals & Mining)	242	16,408
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	253	16,362
American Eagle Outfitters, Inc. (Specialty Retail)	212	3,203
American Financial Group, Inc. (Insurance)	103	14,263
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	136	2,558
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,070	10,989
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	242	11,899
AptarGroup, Inc. (Containers & Packaging)	101	11,598
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	346	14,224
ASGN, Inc.* (Professional Services)	174	19,740
Ashland Global Holdings, Inc. (Chemicals)	77	8,083
Aspen Technology, Inc.* (Software)	219	34,719
AutoNation, Inc.* (Specialty Retail)	63	7,302
Avient Corp. (Chemicals)	301	14,821
Avis Budget Group, Inc.* (Road & Rail)	133	35,601
Axon Enterprise, Inc.* (Aerospace & Defense)	224	25,133
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	247	18,515
Bank of Hawaii Corp. (Banks)	56	4,163
Bank OZK (Banks)	186	7,146
Blackbaud, Inc.* (Software)	92	5,337
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	268	16,235
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	538	13,654
Bruker Corp. (Life Sciences Tools & Services)	334	19,202
Brunswick Corp. (Leisure Products)	255	19,281
Builders FirstSource, Inc.* (Building Products)	630	38,789
Cable One, Inc. (Media)	9	10,496
Calix, Inc.* (Communications Equipment)	181	7,224
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	297	14,167
Carlisle Cos., Inc. (Industrial Conglomerates)	174	45,129
Cathay General Bancorp (Banks)	95	3,809
CDK Global, Inc. (Software)	181	9,848
ChampionX Corp. (Energy Equipment & Services)	310	6,541
Chart Industries, Inc.* (Machinery)	110	18,570
Chemed Corp. (Health Care Providers & Services)	28	13,759
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	75	10,535
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	115	23,339
Ciena Corp.* (Communications Equipment)	320	17,654
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	90	6,822
Clean Harbors, Inc.* (Commercial Services & Supplies)	97	10,178
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,574	40,121
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	64	11,450
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	312	6,412
Cognex Corp. (Electronic Equipment, Instruments & Components)	366	24,753
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	81	21,700
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	62	5,094
Commerce Bancshares, Inc. (Banks)	181	12,375
CommVault Systems, Inc.* (Software)	94	5,734
Concentrix Corp. (IT Services)	143	22,519
Crane Co. (Machinery)	80	7,698
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	193	12,821
Cullen/Frost Bankers, Inc. (Banks)	105	13,890
Darling Ingredients, Inc.* (Food Products)	532	39,044
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	90	23,917
Dick's Sporting Goods, Inc. (Specialty Retail)	207	19,959
Digital Turbine, Inc.* (Software)	290	9,179
Donaldson Co., Inc. (Machinery)	207	10,151
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	262	7,719
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	132	7,095
Dycom Industries, Inc.* (Construction & Engineering)	40	3,396
Eagle Materials, Inc. (Construction Materials)	131	16,155
East West Bancorp, Inc. (Banks)	469	33,439
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	134	25,125
Enovis Corp.* (Health Care Equipment & Supplies)	61	3,957
Envestnet, Inc.* (Software)	95	7,566
Esab Corp.* (Machinery)	61	2,867
Essential Utilities, Inc. (Water Utilities)	476	21,306
Euronet Worldwide, Inc.* (IT Services)	60	7,299
Evercore Partners, Inc. - Class A (Capital Markets)	129	13,642
Exelixis, Inc.* (Biotechnology)	552	12,332
Fair Isaac Corp.* (Software)	51	19,049
Federated Hermes, Inc. - Class B (Capital Markets)	148	4,215
First American Financial Corp. (Insurance)	165	9,621
First Financial Bancshares, Inc. (Banks)	422	16,872
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	294	17,052
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	192	14,022
Five Below, Inc.* (Specialty Retail)	185	29,064
Fox Factory Holding Corp.* (Auto Components)	141	11,545
FTI Consulting, Inc.* (Professional Services)	115	18,137

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
GameStop Corp.* - Class A (Specialty Retail)	202	$25,264
Genpact, Ltd. (IT Services)	370	14,900
Gentex Corp. (Auto Components)	409	12,004
Glacier Bancorp, Inc. (Banks)	357	16,336
Globus Medical, Inc.* (Health Care Equipment & Supplies)	154	10,198
Graco, Inc. (Machinery)	335	20,777
GXO Logistics, Inc.* (Air Freight & Logistics)	325	19,237
H&R Block, Inc. (Diversified Consumer Services)	246	6,413
Halozyme Therapeutics, Inc.* (Biotechnology)	462	18,434
Hancock Whitney Corp. (Banks)	129	6,033
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	224	6,066
HealthEquity, Inc.* (Health Care Providers & Services)	183	11,405
Helen of Troy, Ltd.* (Household Durables)	79	16,946
Home Bancshares, Inc. (Banks)	182	3,935
Hubbell, Inc. (Electrical Equipment)	96	18,755
IAA, Inc.* (Commercial Services & Supplies)	239	8,759
ICU Medical, Inc.* (Health Care Equipment & Supplies)	29	6,206
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	168	10,283
Ingevity Corp.* (Chemicals)	70	4,193
Insperity, Inc. (Professional Services)	119	12,620
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	121	7,400
Interactive Brokers Group, Inc. (Capital Markets)	177	10,542
Iridium Communications, Inc.* (Diversified Telecommunication Services)	231	8,249
ITT, Inc. (Machinery)	157	11,025
Jabil, Inc. (Electronic Equipment, Instruments & Components)	208	12,008
Janus Henderson Group PLC (Capital Markets)	251	7,650
Jefferies Financial Group, Inc. (Diversified Financial Services)	634	19,502
John Wiley & Sons, Inc. - Class A (Media)	70	3,562
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	81	17,717
KBR, Inc. (Professional Services)	301	14,818
Kinsale Capital Group, Inc. (Insurance)	71	15,740
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	189	20,867
Lancaster Colony Corp. (Food Products)	30	4,655
Landstar System, Inc. (Road & Rail)	80	12,392
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	451	21,667
Lennox International, Inc. (Building Products)	66	14,071
Life Storage, Inc. (Equity Real Estate Investment Trusts)	268	35,508
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	317	17,771
Lincoln Electric Holdings, Inc. (Machinery)	114	15,359
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	51	11,692
LivaNova PLC* (Health Care Equipment & Supplies)	105	8,049
LiveRamp Holdings, Inc.* (IT Services)	225	7,047
Louisiana-Pacific Corp. (Paper & Forest Products)	288	18,582
Lumentum Holdings, Inc.* (Communications Equipment)	109	8,852
Manhattan Associates, Inc.* (Software)	208	27,154
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	65	9,706
Masimo Corp.* (Health Care Equipment & Supplies)	169	19,092
MasTec, Inc.* (Construction & Engineering)	98	7,057
Matador Resources Co. (Oil, Gas & Consumable Fuels)	390	19,040
Mattel, Inc.* (Leisure Products)	1,154	28,053
MAXIMUS, Inc. (IT Services)	202	14,722
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	93	12,422
Mimecast, Ltd.* (Software)	205	16,334
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	101	11,512
MSA Safety, Inc. (Commercial Services & Supplies)	63	7,603
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	475	18,088
National Fuel Gas Co. (Gas Utilities)	156	10,940
National Instruments Corp. (Electronic Equipment, Instruments & Components)	230	8,312
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	260	11,398
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	268	15,169
Navient Corp. (Consumer Finance)	508	8,072
Neogen Corp.* (Health Care Equipment & Supplies)	201	5,306
Neurocrine Biosciences, Inc.* (Biotechnology)	314	28,269
nVent Electric PLC (Electrical Equipment)	324	10,945
OGE Energy Corp. (Electric Utilities)	242	9,361
Olin Corp. (Chemicals)	464	26,633
Option Care Health, Inc.* (Health Care Providers & Services)	455	13,595
PacWest Bancorp (Banks)	392	12,893
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	109	9,924
Paylocity Holding Corp.* (Software)	131	24,842
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	321	22,386
Penumbra, Inc.* (Health Care Equipment & Supplies)	118	20,363
Pinnacle Financial Partners, Inc. (Banks)	252	19,542
Polaris, Inc. (Leisure Products)	80	7,595
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	98	5,428
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	194	15,520
Primerica, Inc. (Insurance)	80	10,365

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Progyny, Inc.* (Health Care Providers & Services)	140	$5,383
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	42	7,862
Qualys, Inc.* (Software)	112	15,263
Quidel Corp.* (Health Care Equipment & Supplies)	126	12,678
R1 RCM, Inc.* (Health Care Providers & Services)	252	5,675
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	565	16,916
Rayonier, Inc. (Equity Real Estate Investment Trusts)	287	12,398
Regal Rexnord Corp. (Electrical Equipment)	92	11,706
Repligen Corp.* (Life Sciences Tools & Services)	171	26,887
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	527	41,128
RH* (Specialty Retail)	57	19,159
RLI Corp. (Insurance)	78	8,953
Royal Gold, Inc. (Metals & Mining)	130	16,962
RPM International, Inc. (Chemicals)	218	18,072
Sabre Corp.* (IT Services)	513	5,371
Saia, Inc.* (Road & Rail)	88	18,124
Sailpoint Technologies Holding, Inc.* (Software)	308	19,660
Sanderson Farms, Inc. (Food Products)	31	5,870
SEI Investments Co. (Capital Markets)	204	11,367
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	139	8,284
Sensient Technologies Corp. (Chemicals)	78	6,599
Service Corp. International (Diversified Consumer Services)	542	35,561
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	129	17,403
Simpson Manufacturing Co., Inc. (Building Products)	145	15,032
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	51	8,597
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	124	4,745
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	207	7,928
SLM Corp. (Consumer Finance)	919	15,375
STAAR Surgical Co.* (Health Care Equipment & Supplies)	156	8,906
Steel Dynamics, Inc. (Metals & Mining)	621	53,251
Stifel Financial Corp. (Capital Markets)	344	21,277
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	270	4,458
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	131	19,446
Syneos Health, Inc.* (Life Sciences Tools & Services)	341	24,924
Synovus Financial Corp. (Banks)	190	7,893
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	208	20,068
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	755	55,424
TEGNA, Inc. (Media)	319	7,034
Tempur Sealy International, Inc. (Household Durables)	631	17,106
Tenet Healthcare Corp.* (Health Care Providers & Services)	353	25,596
Teradata Corp.* (IT Services)	357	14,762
Tetra Tech, Inc. (Commercial Services & Supplies)	180	25,071
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	138	11,362
The Boston Beer Co., Inc.* - Class A (Beverages)	20	7,500
The Middleby Corp.* (Machinery)	119	18,313
The New York Times Co. - Class A (Media)	317	12,148
The Scotts Miracle-Gro Co. - Class A (Chemicals)	134	13,927
The Toro Co. (Machinery)	345	27,644
The Wendy's Co. (Hotels, Restaurants & Leisure)	288	5,691
TopBuild Corp.* (Household Durables)	110	19,926
Trex Co., Inc.* (Building Products)	380	22,112
Trinity Industries, Inc. (Machinery)	132	3,662
TripAdvisor, Inc.* (Interactive Media & Services)	134	3,440
UMB Financial Corp. (Banks)	144	12,986
Umpqua Holdings Corp. (Banks)	263	4,350
United Therapeutics Corp.* (Biotechnology)	71	12,607
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	145	18,521
Valmont Industries, Inc. (Construction & Engineering)	70	17,417
Valvoline, Inc. (Chemicals)	588	17,775
Vicor Corp.* (Electrical Equipment)	71	4,297
Victoria's Secret & Co.* (Specialty Retail)	116	5,466
Watsco, Inc. (Trading Companies & Distributors)	73	19,475
Watts Water Technologies, Inc. - Class A (Machinery)	91	11,599
Webster Financial Corp. (Banks)	241	12,048
WEX, Inc.* (IT Services)	65	10,806
Williams-Sonoma, Inc. (Specialty Retail)	239	31,186
Wingstop, Inc. (Hotels, Restaurants & Leisure)	98	8,992
Wintrust Financial Corp. (Banks)	93	8,121
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	223	20,451
World Wrestling Entertainment, Inc. - Class A (Entertainment)	87	5,080
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	198	17,416
Yelp, Inc.* (Interactive Media & Services)	109	3,546
YETI Holdings, Inc.* (Leisure Products)	288	14,075
Ziff Davis, Inc.* (Interactive Media & Services)	160	14,137
TOTAL COMMON STOCKS
(Cost $2,623,983)		3,399,145

TOTAL INVESTMENT SECURITIES
(Cost $2,623,983) - 100.0%	3,399,145
Net other assets (liabilities) - NM	1,221

NET ASSETS - 100.0%	$3,400,366

*	Non-income producing security.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Mid-Cap Growth ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$25,133	0.7%
Air Freight & Logistics	19,237	0.6%
Auto Components	23,549	0.7%
Banks	195,831	5.8%
Beverages	7,500	0.2%
Biotechnology	85,866	2.5%
Building Products	90,004	2.7%
Capital Markets	85,519	2.5%
Chemicals	110,103	3.2%
Commercial Services & Supplies	51,611	1.5%
Communications Equipment	33,730	1.0%
Construction & Engineering	27,870	0.8%
Construction Materials	16,155	0.5%
Consumer Finance	23,447	0.7%
Containers & Packaging	11,598	0.3%
Diversified Consumer Services	41,974	1.2%
Diversified Financial Services	19,502	0.6%
Diversified Telecommunication Services	8,249	0.2%
Electric Utilities	9,361	0.3%
Electrical Equipment	66,055	1.9%
Electronic Equipment, Instruments & Components	88,748	2.6%
Energy Equipment & Services	6,541	0.2%
Entertainment	5,080	0.2%
Equity Real Estate Investment Trusts	247,635	7.3%
Food Products	49,569	1.5%
Gas Utilities	10,940	0.3%
Health Care Equipment & Supplies	122,223	3.6%
Health Care Providers & Services	75,413	2.2%
Hotels, Restaurants & Leisure	135,716	4.0%
Household Durables	53,978	1.6%
Industrial Conglomerates	45,129	1.3%
Insurance	58,942	1.7%
Interactive Media & Services	21,123	0.6%
IT Services	97,426	2.9%
Leisure Products	69,004	2.0%
Life Sciences Tools & Services	83,435	2.5%
Machinery	147,666	4.3%
Media	33,239	1.0%
Metals & Mining	126,742	3.7%
Oil, Gas & Consumable Fuels	156,350	4.6%
Paper & Forest Products	18,582	0.6%
Professional Services	65,315	1.9%
Real Estate Management & Development	17,717	0.5%
Road & Rail	66,117	2.0%
Semiconductors & Semiconductor Equipment	199,226	5.9%
Software	199,685	5.9%
Specialty Retail	140,602	4.1%
Textiles, Apparel & Luxury Goods	63,927	1.9%
Trading Companies & Distributors	19,475	0.6%
Water Utilities	21,306	0.6%
Other **	1,221	NM
Total	$3,400,366	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (74.9%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	198	$13,440
ACI Worldwide, Inc.* (Software)	259	7,154
Acuity Brands, Inc. (Electrical Equipment)	77	13,281
Adient PLC* (Auto Components)	209	7,135
AECOM (Construction & Engineering)	311	21,944
Affiliated Managers Group, Inc. (Capital Markets)	89	11,176
AGCO Corp. (Machinery)	136	17,326
Alcoa Corp. (Metals & Mining)	406	27,527
Alleghany Corp.* (Insurance)	30	25,095
ALLETE, Inc. (Electric Utilities)	123	7,299
Amedisys, Inc.* (Health Care Providers & Services)	71	9,063
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	307	19,854
American Eagle Outfitters, Inc. (Specialty Retail)	338	5,107
American Financial Group, Inc. (Insurance)	146	20,218
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	220	4,138
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	715	7,343
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	346	17,013
AptarGroup, Inc. (Containers & Packaging)	145	16,650
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	150	17,679
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	232	9,538
ASGN, Inc.* (Professional Services)	115	13,047
Ashland Global Holdings, Inc. (Chemicals)	117	12,281
Aspen Technology, Inc.* (Software)	147	23,305
Associated Banc-Corp. (Banks)	329	6,564
AutoNation, Inc.* (Specialty Retail)	88	10,200
Avient Corp. (Chemicals)	202	9,946
Avis Budget Group, Inc.* (Road & Rail)	88	23,554
Avnet, Inc. (Electronic Equipment, Instruments & Components)	218	9,518
Axon Enterprise, Inc.* (Aerospace & Defense)	151	16,942
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	165	12,368
Bank of Hawaii Corp. (Banks)	89	6,616
Bank OZK (Banks)	266	10,220
Belden, Inc. (Electronic Equipment, Instruments & Components)	98	5,060
BellRing Brands, Inc.* (Personal Products)	245	5,250
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	299	19,241
Black Hills Corp. (Multi-Utilities)	141	10,327
Blackbaud, Inc.* (Software)	98	5,685
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	180	10,904
Bread Financial Holdings, Inc. (IT Services)	110	6,028
Brighthouse Financial, Inc.* (Insurance)	172	8,834
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	657	16,675
Bruker Corp. (Life Sciences Tools & Services)	224	12,878
Brunswick Corp. (Leisure Products)	170	12,854
Builders FirstSource, Inc.* (Building Products)	422	25,984
Cable One, Inc. (Media)	11	12,828
Cabot Corp. (Chemicals)	124	8,165
CACI International, Inc.* - Class A (Professional Services)	52	13,796
Cadence Bank (Banks)	414	10,367
Calix, Inc.* (Communications Equipment)	121	4,829
Callaway Golf Co.* (Leisure Products)	258	5,661
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	325	15,503
Carlisle Cos., Inc. (Industrial Conglomerates)	115	29,826
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	93	7,834
Casey's General Stores, Inc. (Food & Staples Retailing)	82	16,507
Cathay General Bancorp (Banks)	167	6,695
CDK Global, Inc. (Software)	257	13,983
ChampionX Corp. (Energy Equipment & Services)	445	9,390
Chart Industries, Inc.* (Machinery)	79	13,337
Chemed Corp. (Health Care Providers & Services)	34	16,707
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	73	10,254
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	76	15,423
Ciena Corp.* (Communications Equipment)	341	18,813
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	126	9,551
Clean Harbors, Inc.* (Commercial Services & Supplies)	110	11,542
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,053	26,841
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	63	11,271
CNO Financial Group, Inc. (Insurance)	265	6,397
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	446	9,165
Cognex Corp. (Electronic Equipment, Instruments & Components)	389	26,307
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	55	14,735
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	77	6,326
Commerce Bancshares, Inc. (Banks)	243	16,614
Commercial Metals Co. (Metals & Mining)	267	10,947
CommVault Systems, Inc.* (Software)	98	5,978
Concentrix Corp. (IT Services)	94	14,803
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	247	6,592
Coty, Inc.* - Class A (Personal Products)	756	6,132
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	327	11,739
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	52	5,771
Crane Co. (Machinery)	110	10,585
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	129	8,569

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Cullen/Frost Bankers, Inc. (Banks)	125	$16,536
Curtiss-Wright Corp. (Aerospace & Defense)	86	12,290
Dana, Inc. (Auto Components)	318	4,710
Darling Ingredients, Inc.* (Food Products)	356	26,126
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	60	15,946
Dick's Sporting Goods, Inc. (Specialty Retail)	139	13,402
Digital Turbine, Inc.* (Software)	195	6,172
Donaldson Co., Inc. (Machinery)	272	13,339
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	386	11,372
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	213	11,449
Dycom Industries, Inc.* (Construction & Engineering)	66	5,604
Eagle Materials, Inc. (Construction Materials)	87	10,729
East West Bancorp, Inc. (Banks)	313	22,317
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	90	16,875
EMCOR Group, Inc. (Construction & Engineering)	118	12,565
Encompass Health Corp. (Health Care Providers & Services)	220	15,143
Energizer Holdings, Inc. (Household Products)	144	4,362
EnerSys (Electrical Equipment)	91	5,957
Enovis Corp.* (Health Care Equipment & Supplies)	99	6,422
Envestnet, Inc.* (Software)	120	9,557
Envista Holdings Corp.* (Health Care Equipment & Supplies)	355	14,066
EPR Properties (Equity Real Estate Investment Trusts)	165	8,666
EQT Corp. (Oil, Gas & Consumable Fuels)	663	26,354
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	895	7,035
Esab Corp.* (Machinery)	99	4,653
Essent Group, Ltd. (Thrifts & Mortgage Finance)	243	9,849
Essential Utilities, Inc. (Water Utilities)	506	22,649
Euronet Worldwide, Inc.* (IT Services)	116	14,111
Evercore Partners, Inc. - Class A (Capital Markets)	86	9,095
Exelixis, Inc.* (Biotechnology)	697	15,571
F.N.B. Corp. (Banks)	748	8,617
Fair Isaac Corp.* (Software)	58	21,664
Federated Hermes, Inc. - Class B (Capital Markets)	213	6,066
First American Financial Corp. (Insurance)	241	14,053
First Financial Bancshares, Inc. (Banks)	283	11,314
First Horizon Corp. (Banks)	1,176	26,320
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	287	16,646
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	218	15,921
FirstCash Holdings, Inc. (Consumer Finance)	89	7,100
Five Below, Inc.* (Specialty Retail)	123	19,323
Flowers Foods, Inc. (Food Products)	438	11,616
Flowserve Corp. (Machinery)	287	9,388
Fluor Corp.* (Construction & Engineering)	312	7,722
Foot Locker, Inc. (Specialty Retail)	193	5,657
Fox Factory Holding Corp.* (Auto Components)	93	7,615
FTI Consulting, Inc.* (Professional Services)	76	11,986
Fulton Financial Corp. (Banks)	355	5,385
GameStop Corp.* - Class A (Specialty Retail)	137	17,135
GATX Corp. (Trading Companies & Distributors)	79	8,168
Genpact, Ltd. (IT Services)	376	15,141
Gentex Corp. (Auto Components)	521	15,291
Glacier Bancorp, Inc. (Banks)	238	10,891
Globus Medical, Inc.* (Health Care Equipment & Supplies)	174	11,522
Graco, Inc. (Machinery)	375	23,257
Graham Holdings Co. - Class B (Diversified Consumer Services)	8	4,739
Grand Canyon Education, Inc.* (Diversified Consumer Services)	87	8,349
Greif, Inc. - Class A (Containers & Packaging)	58	3,519
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	193	6,498
GXO Logistics, Inc.* (Air Freight & Logistics)	218	12,904
H&R Block, Inc. (Diversified Consumer Services)	362	9,437
Haemonetics Corp.* (Health Care Equipment & Supplies)	113	5,726
Halozyme Therapeutics, Inc.* (Biotechnology)	310	12,369
Hancock Whitney Corp. (Banks)	192	8,980
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	769	10,197
Harley-Davidson, Inc. (Automobiles)	339	12,357
Hawaiian Electric Industries, Inc. (Electric Utilities)	240	9,866
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	325	8,801
HealthEquity, Inc.* (Health Care Providers & Services)	184	11,467
Helen of Troy, Ltd.* (Household Durables)	53	11,369
Hexcel Corp. (Aerospace & Defense)	184	10,002
HF Sinclair Corp.* (Oil, Gas & Consumable Fuels)	329	12,509
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	231	9,434
Home Bancshares, Inc. (Banks)	331	7,156
Hubbell, Inc. (Electrical Equipment)	120	23,443
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	336	7,822
IAA, Inc.* (Commercial Services & Supplies)	297	10,885
ICU Medical, Inc.* (Health Care Equipment & Supplies)	44	9,416
IDACORP, Inc. (Electric Utilities)	111	11,675
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	234	14,323

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Ingevity Corp.* (Chemicals)	87	$5,211
Ingredion, Inc. (Food Products)	147	12,511
Insperity, Inc. (Professional Services)	79	8,378
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	161	9,847
Interactive Brokers Group, Inc. (Capital Markets)	193	11,495
International Bancshares Corp. (Banks)	117	4,655
Iridium Communications, Inc.* (Diversified Telecommunication Services)	291	10,392
ITT, Inc. (Machinery)	189	13,272
Jabil, Inc. (Electronic Equipment, Instruments & Components)	316	18,243
Janus Henderson Group PLC (Capital Markets)	373	11,369
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	136	21,789
JBG Smith Properties (Equity Real Estate Investment Trusts)	252	6,643
Jefferies Financial Group, Inc. (Diversified Financial Services)	427	13,135
JetBlue Airways Corp.* (Airlines)	700	7,707
John Wiley & Sons, Inc. - Class A (Media)	96	4,885
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	111	24,279
KB Home (Household Durables)	189	6,129
KBR, Inc. (Professional Services)	310	15,260
Kemper Corp. (Insurance)	132	6,093
Kennametal, Inc. (Machinery)	183	4,709
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	231	16,170
Kinsale Capital Group, Inc. (Insurance)	48	10,641
Kirby Corp.* (Marine)	133	8,672
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	482	10,749
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	366	17,528
Kohl's Corp. (Multiline Retail)	307	17,769
Kyndryl Holdings, Inc.* (IT Services)	394	4,685
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	192	21,199
Lancaster Colony Corp. (Food Products)	44	6,828
Landstar System, Inc. (Road & Rail)	83	12,857
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	301	14,460
Lear Corp. (Auto Components)	132	16,888
Leggett & Platt, Inc. (Household Durables)	294	10,475
Lennox International, Inc. (Building Products)	75	15,989
LHC Group, Inc.* (Health Care Providers & Services)	69	11,444
Life Storage, Inc. (Equity Real Estate Investment Trusts)	180	23,848
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	212	11,885
Lincoln Electric Holdings, Inc. (Machinery)	131	17,650
Lithia Motors, Inc. (Specialty Retail)	66	18,687
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	54	12,380
LivaNova PLC* (Health Care Equipment & Supplies)	117	8,969
LiveRamp Holdings, Inc.* (IT Services)	150	4,698
Louisiana-Pacific Corp. (Paper & Forest Products)	194	12,517
Lumentum Holdings, Inc.* (Communications Equipment)	160	12,994
Macy's, Inc. (Multiline Retail)	660	15,952
Manhattan Associates, Inc.* (Software)	139	18,146
ManpowerGroup, Inc. (Professional Services)	119	10,734
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	94	14,037
Masimo Corp.* (Health Care Equipment & Supplies)	112	12,653
MasTec, Inc.* (Construction & Engineering)	129	9,289
Matador Resources Co. (Oil, Gas & Consumable Fuels)	244	11,912
Mattel, Inc.* (Leisure Products)	771	18,742
MAXIMUS, Inc. (IT Services)	137	9,985
MDU Resources Group, Inc. (Multi-Utilities)	447	11,515
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,314	24,164
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	63	8,415
Mercury General Corp. (Insurance)	59	2,975
Mercury Systems, Inc.* (Aerospace & Defense)	125	6,974
MGIC Investment Corp. (Thrifts & Mortgage Finance)	706	9,220
MillerKnoll, Inc. (Commercial Services & Supplies)	167	5,299
Mimecast, Ltd.* (Software)	137	10,916
Minerals Technologies, Inc. (Chemicals)	74	4,707
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	122	13,906
MSA Safety, Inc. (Commercial Services & Supplies)	81	9,776
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	104	8,617
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	320	12,186
Murphy USA, Inc. (Specialty Retail)	51	11,914
National Fuel Gas Co. (Gas Utilities)	201	14,095
National Instruments Corp. (Electronic Equipment, Instruments & Components)	290	10,481
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	387	16,966
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	180	10,188
Navient Corp. (Consumer Finance)	339	5,387
NCR Corp.* (Technology Hardware, Storage & Peripherals)	291	10,194
Neogen Corp.* (Health Care Equipment & Supplies)	237	6,257
Neurocrine Biosciences, Inc.* (Biotechnology)	209	18,816
New Jersey Resources Corp. (Gas Utilities)	211	9,107

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,023	$9,453
NewMarket Corp. (Chemicals)	16	5,194
Nordstrom, Inc. (Multiline Retail)	245	6,297
NorthWestern Corp. (Multi-Utilities)	119	6,746
NOV, Inc. (Energy Equipment & Services)	865	15,682
Nu Skin Enterprises, Inc. - Class A (Personal Products)	110	4,690
NuVasive, Inc.* (Health Care Equipment & Supplies)	114	5,864
nVent Electric PLC (Electrical Equipment)	371	12,532
OGE Energy Corp. (Electric Utilities)	441	17,058
Old National Bancorp (Banks)	650	9,854
Old Republic International Corp. (Insurance)	629	13,844
Olin Corp. (Chemicals)	311	17,852
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	129	6,198
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	526	13,402
ONE Gas, Inc. (Gas Utilities)	118	9,956
Option Care Health, Inc.* (Health Care Providers & Services)	305	9,113
Oshkosh Corp. (Machinery)	147	13,589
Owens Corning (Building Products)	222	20,186
PacWest Bancorp (Banks)	263	8,650
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	71	6,465
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	521	10,269
Patterson Cos., Inc. (Health Care Providers & Services)	192	5,908
Paylocity Holding Corp.* (Software)	87	16,498
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	214	14,924
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	289	7,057
Penumbra, Inc.* (Health Care Equipment & Supplies)	78	13,460
Performance Food Group Co.* (Food & Staples Retailing)	341	16,794
Perrigo Co. PLC (Pharmaceuticals)	295	10,119
Physicians Realty Trust (Equity Real Estate Investment Trusts)	485	8,313
Pilgrim's Pride Corp.* (Food Products)	108	3,062
Pinnacle Financial Partners, Inc. (Banks)	168	13,028
PNM Resources, Inc. (Electric Utilities)	190	8,865
Polaris, Inc. (Leisure Products)	125	11,868
Post Holdings, Inc.* (Food Products)	125	9,299
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	152	8,419
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	131	10,480
Primerica, Inc. (Insurance)	87	11,272
Progyny, Inc.* (Health Care Providers & Services)	153	5,883
Prosperity Bancshares, Inc. (Banks)	203	13,272
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	45	8,424
Qualys, Inc.* (Software)	74	10,085
Quidel Corp.* (Health Care Equipment & Supplies)	84	8,452
R1 RCM, Inc.* (Health Care Providers & Services)	294	6,621
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	550	16,467
Rayonier, Inc. (Equity Real Estate Investment Trusts)	320	13,824
Regal Rexnord Corp. (Electrical Equipment)	149	18,959
Reinsurance Group of America, Inc. (Insurance)	148	15,883
Reliance Steel & Aluminum Co. (Metals & Mining)	138	27,359
RenaissanceRe Holdings, Ltd. (Insurance)	97	13,921
Repligen Corp.* (Life Sciences Tools & Services)	113	17,767
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	353	27,548
RH* (Specialty Retail)	38	12,773
RLI Corp. (Insurance)	88	10,101
Royal Gold, Inc. (Metals & Mining)	145	18,920
RPM International, Inc. (Chemicals)	286	23,710
Ryder System, Inc. (Road & Rail)	118	8,248
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	503	5,875
Sabre Corp.* (IT Services)	712	7,455
Saia, Inc.* (Road & Rail)	58	11,946
Sailpoint Technologies Holding, Inc.* (Software)	205	13,085
Sanderson Farms, Inc. (Food Products)	47	8,900
Science Applications International Corp. (Professional Services)	125	10,404
SEI Investments Co. (Capital Markets)	232	12,927
Selective Insurance Group, Inc. (Insurance)	133	10,954
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	142	8,463
Sensient Technologies Corp. (Chemicals)	92	7,783
Service Corp. International (Diversified Consumer Services)	364	23,883
Silgan Holdings, Inc. (Containers & Packaging)	184	8,164
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	84	11,332
Simpson Manufacturing Co., Inc. (Building Products)	95	9,849
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	33	5,563
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	171	6,544
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	297	11,375
SL Green Realty Corp.(a) (Equity Real Estate Investment Trusts)	141	9,760
SLM Corp. (Consumer Finance)	614	10,272
Sonoco Products Co. (Containers & Packaging)	216	13,373
Southwest Gas Holdings, Inc. (Gas Utilities)	145	12,776
Spire, Inc. (Gas Utilities)	114	8,294
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	282	12,253

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	248	$7,390
STAAR Surgical Co.* (Health Care Equipment & Supplies)	105	5,994
Steel Dynamics, Inc. (Metals & Mining)	415	35,586
Stericycle, Inc.* (Commercial Services & Supplies)	202	10,138
Stifel Financial Corp. (Capital Markets)	230	14,225
STORE Capital Corp. (Equity Real Estate Investment Trusts)	541	15,381
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	183	3,021
Sunrun, Inc.* (Electrical Equipment)	456	9,111
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	87	12,914
Syneos Health, Inc.* (Life Sciences Tools & Services)	229	16,738
Synovus Financial Corp. (Banks)	320	13,293
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	140	13,507
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	504	36,998
Taylor Morrison Home Corp.* (Household Durables)	270	7,071
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	91	9,108
TEGNA, Inc. (Media)	488	10,760
Tempur Sealy International, Inc. (Household Durables)	424	11,495
Tenet Healthcare Corp.* (Health Care Providers & Services)	236	17,112
Teradata Corp.* (IT Services)	239	9,883
Terex Corp. (Machinery)	153	5,202
Tetra Tech, Inc. (Commercial Services & Supplies)	119	16,574
Texas Capital Bancshares, Inc.* (Banks)	112	5,752
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	153	12,596
The Boston Beer Co., Inc.* - Class A (Beverages)	21	7,875
The Brink's Co. (Commercial Services & Supplies)	109	6,426
The Chemours Co. (Chemicals)	353	11,674
The Gap, Inc. (Specialty Retail)	469	5,825
The Goodyear Tire & Rubber Co.* (Auto Components)	619	8,245
The Hain Celestial Group, Inc.* (Food Products)	201	6,742
The Hanover Insurance Group, Inc. (Insurance)	79	11,599
The Macerich Co. (Equity Real Estate Investment Trusts)	469	5,886
The Middleby Corp.* (Machinery)	122	18,775
The New York Times Co. - Class A (Media)	368	14,102
The Scotts Miracle-Gro Co. - Class A (Chemicals)	89	9,250
The Timken Co. (Machinery)	152	8,761
The Toro Co. (Machinery)	231	18,510
The Wendy's Co. (Hotels, Restaurants & Leisure)	388	7,667
The Western Union Co. (IT Services)	868	14,548
Thor Industries, Inc.(a) (Automobiles)	122	9,339
Toll Brothers, Inc. (Household Durables)	248	11,500
TopBuild Corp.* (Household Durables)	73	13,224
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	190	10,541
Trex Co., Inc.* (Building Products)	254	14,780
Tri Pointe Homes, Inc.* (Household Durables)	245	5,064
Trinity Industries, Inc. (Machinery)	180	4,993
TripAdvisor, Inc.* (Interactive Media & Services)	218	5,596
UGI Corp. (Gas Utilities)	462	15,846
UMB Financial Corp. (Banks)	95	8,567
Umpqua Holdings Corp. (Banks)	477	7,890
United Bankshares, Inc. (Banks)	300	9,978
United States Steel Corp. (Metals & Mining)	575	17,532
United Therapeutics Corp.* (Biotechnology)	99	17,578
Univar Solutions, Inc.* (Trading Companies & Distributors)	377	10,978
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	95	12,134
Unum Group (Insurance)	451	13,765
Urban Outfitters, Inc.* (Specialty Retail)	144	3,427
Valley National Bancorp (Banks)	927	11,105
Valmont Industries, Inc. (Construction & Engineering)	47	11,694
Valvoline, Inc. (Chemicals)	396	11,971
ViaSat, Inc.* (Communications Equipment)	164	6,037
Vicor Corp.* (Electrical Equipment)	48	2,905
Victoria's Secret & Co.* (Specialty Retail)	161	7,586
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	292	5,440
Visteon Corp.* (Auto Components)	62	6,492
Vontier Corp. (Electronic Equipment, Instruments & Components)	373	9,556
Voya Financial, Inc. (Diversified Financial Services)	238	15,027
Washington Federal, Inc. (Thrifts & Mortgage Finance)	144	4,382
Watsco, Inc. (Trading Companies & Distributors)	73	19,475
Watts Water Technologies, Inc. - Class A (Machinery)	61	7,775
Webster Financial Corp. (Banks)	396	19,796
Werner Enterprises, Inc. (Road & Rail)	132	5,231
WEX, Inc.* (IT Services)	98	16,291
Williams-Sonoma, Inc. (Specialty Retail)	161	21,006
Wingstop, Inc. (Hotels, Restaurants & Leisure)	65	5,964
Wintrust Financial Corp. (Banks)	125	10,915
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	272	24,945
Woodward, Inc. (Machinery)	139	15,357
World Wrestling Entertainment, Inc. - Class A (Entertainment)	96	5,605
Worthington Industries, Inc. (Metals & Mining)	71	3,377
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	205	18,033

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	270	$4,698
XPO Logistics, Inc.* (Air Freight & Logistics)	218	11,726
Yelp, Inc.* (Interactive Media & Services)	151	4,912
YETI Holdings, Inc.* (Leisure Products)	194	9,481
Ziff Davis, Inc.* (Interactive Media & Services)	107	9,455
TOTAL COMMON STOCKS
(Cost $3,309,897)		4,721,926

Repurchase Agreements(b)(c) (23.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $1,469,023	$1,469,000	$1,469,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,469,000)		1,469,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio, 0.35%(e)	19,894	$19,894
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $19,894)		19,894
TOTAL INVESTMENT SECURITIES
(Cost $4,798,791) - 98.5%		6,210,820
Net other assets (liabilities) - 1.5%		95,660

NET ASSETS - 100.0%		$6,306,480

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2022. The total value of securities on loan as of April 30, 2022 was $18,953.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $311,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2022.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/27/22	0.83%	$1,564,763	$(12,760)
S&P MidCap 400	UBS AG	5/27/22	0.68%	15,002	(133)
				$1,579,765	$(12,893)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Mid-Cap ProFund invested in the following industries as of April 30, 2022:
	Value	% of Net Assets
Aerospace & Defense	$46,208	0.7%
Air Freight & Logistics	24,630	0.4%
Airlines	7,707	0.1%
Auto Components	66,376	1.0%
Automobiles	21,696	0.3%
Banks	311,347	4.9%
Beverages	7,875	0.1%
Biotechnology	73,872	1.2%
Building Products	86,787	1.4%
Capital Markets	76,353	1.2%
Chemicals	127,744	2.0%
Commercial Services & Supplies	70,640	1.1%
Communications Equipment	42,673	0.7%
Construction & Engineering	68,818	1.1%
Construction Materials	10,729	0.2%
Consumer Finance	22,759	0.4%
Containers & Packaging	41,706	0.7%
Diversified Consumer Services	46,408	0.7%
Diversified Financial Services	28,162	0.4%
Diversified Telecommunication Services	10,392	0.2%
Electric Utilities	54,763	0.9%
Electrical Equipment	86,188	1.4%
Electronic Equipment, Instruments & Components	152,830	2.4%
Energy Equipment & Services	25,072	0.4%
Entertainment	5,605	0.1%
Equity Real Estate Investment Trusts	427,827	6.8%
Food & Staples Retailing	66,430	1.1%
Food Products	85,084	1.3%
Gas Utilities	70,075	1.1%
Health Care Equipment & Supplies	132,154	2.1%
Health Care Providers & Services	121,901	1.9%
Hotels, Restaurants & Leisure	136,084	2.2%
Household Durables	76,327	1.2%
Household Products	4,362	0.1%
Industrial Conglomerates	29,826	0.5%
Insurance	195,645	3.1%
Interactive Media & Services	19,963	0.3%
IT Services	117,628	1.9%
Leisure Products	58,606	0.9%
Life Sciences Tools & Services	55,798	0.9%
Machinery	220,477	3.5%
Marine	8,672	0.1%
Media	42,576	0.7%
Metals & Mining	168,088	2.7%
Multiline Retail	46,216	0.7%
Multi-Utilities	28,588	0.5%
Oil, Gas & Consumable Fuels	166,342	2.6%
Paper & Forest Products	12,517	0.2%
Personal Products	16,072	0.3%
Pharmaceuticals	31,908	0.5%
Professional Services	83,605	1.3%
Real Estate Management & Development	24,279	0.4%
Road & Rail	79,364	1.3%
Semiconductors & Semiconductor Equipment	170,468	2.7%
Software	162,228	2.6%
Specialty Retail	152,043	2.4%
Technology Hardware, Storage & Peripherals	14,892	0.2%
Textiles, Apparel & Luxury Goods	75,750	1.2%
Thrifts & Mortgage Finance	32,904	0.5%
Trading Companies & Distributors	47,238	0.7%
Water Utilities	22,649	0.4%
Other **	1,584,554	25.1%
Total	$6,306,480	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (100.2%)
	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,434	$97,340
ACI Worldwide, Inc.* (Software)	991	27,371
Adient PLC* (Auto Components)	1,511	51,586
AECOM (Construction & Engineering)	2,259	159,395
AGCO Corp. (Machinery)	979	124,724
Alcoa Corp. (Metals & Mining)	1,765	119,667
Alleghany Corp.* (Insurance)	219	183,193
ALLETE, Inc. (Electric Utilities)	892	52,931
Amedisys, Inc.* (Health Care Providers & Services)	521	66,506
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	999	64,605
American Eagle Outfitters, Inc. (Specialty Retail)	1,419	21,441
American Financial Group, Inc. (Insurance)	561	77,687
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	937	17,625
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	1,329	65,347
AptarGroup, Inc. (Containers & Packaging)	568	65,223
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,086	127,996
Ashland Global Holdings, Inc. (Chemicals)	488	51,225
Associated Banc-Corp. (Banks)	2,388	47,641
AutoNation, Inc.* (Specialty Retail)	339	39,293
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,580	68,983
Bank of Hawaii Corp. (Banks)	376	27,952
Bank OZK (Banks)	1,024	39,342
Belden, Inc. (Electronic Equipment, Instruments & Components)	718	37,070
BellRing Brands, Inc.* (Personal Products)	1,779	38,124
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,174	139,897
Black Hills Corp. (Multi-Utilities)	1,020	74,705
Blackbaud, Inc.* (Software)	247	14,328
Bread Financial Holdings, Inc. (IT Services)	793	43,456
Brighthouse Financial, Inc.* (Insurance)	1,243	63,840
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,137	54,237
Cable One, Inc. (Media)	34	39,651
Cabot Corp. (Chemicals)	909	59,858
CACI International, Inc.* - Class A (Professional Services)	376	99,752
Cadence Bank (Banks)	3,003	75,195
Callaway Golf Co.* (Leisure Products)	1,865	40,918
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	919	43,836
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	673	56,694
Casey's General Stores, Inc. (Food & Staples Retailing)	593	119,371
Cathay General Bancorp (Banks)	739	29,627
CDK Global, Inc. (Software)	991	53,920
ChampionX Corp. (Energy Equipment & Services)	1,707	36,018
Chemed Corp. (Health Care Providers & Services)	106	52,087
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	170	23,878
Ciena Corp.* (Communications Equipment)	916	50,536
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	475	36,005
Clean Harbors, Inc.* (Commercial Services & Supplies)	329	34,522
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	150	26,837
CNO Financial Group, Inc. (Insurance)	1,916	46,252
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,711	35,161
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,048	70,876
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	257	21,115
Commerce Bancshares, Inc. (Banks)	883	60,371
Commercial Metals Co. (Metals & Mining)	1,939	79,499
CommVault Systems, Inc.* (Software)	247	15,067
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,790	47,775
Coty, Inc.* - Class A (Personal Products)	5,488	44,507
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,372	85,155
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	380	42,176
Crane Co. (Machinery)	407	39,166
Cullen/Frost Bankers, Inc. (Banks)	400	52,916
Curtiss-Wright Corp. (Aerospace & Defense)	626	89,461
Dana, Inc. (Auto Components)	2,298	34,033
Donaldson Co., Inc. (Machinery)	967	47,422
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,509	44,455
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	899	48,321
Dycom Industries, Inc.* (Construction & Engineering)	295	25,048
EMCOR Group, Inc. (Construction & Engineering)	852	90,721
Encompass Health Corp. (Health Care Providers & Services)	1,589	109,371
Energizer Holdings, Inc. (Household Products)	1,045	31,653
EnerSys (Electrical Equipment)	662	43,335
Enovis Corp.* (Health Care Equipment & Supplies)	426	27,635
Envestnet, Inc.* (Software)	407	32,413
Envista Holdings Corp.* (Health Care Equipment & Supplies)	2,576	102,061
EPR Properties (Equity Real Estate Investment Trusts)	1,195	62,761
EQT Corp. (Oil, Gas & Consumable Fuels)	4,807	191,078
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	6,484	50,964
Esab Corp.* (Machinery)	426	20,022
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,764	71,494
Essential Utilities, Inc. (Water Utilities)	1,361	60,918
Euronet Worldwide, Inc.* (IT Services)	560	68,124
Exelixis, Inc.* (Biotechnology)	2,372	52,990

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued
	Shares	Value
F.N.B. Corp. (Banks)	5,421	$62,450
Fair Isaac Corp.* (Software)	180	67,233
Federated Hermes, Inc. - Class B (Capital Markets)	816	23,240
First American Financial Corp. (Insurance)	949	55,336
First Horizon Corp. (Banks)	8,523	190,744
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	647	37,526
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	651	47,543
FirstCash Holdings, Inc. (Consumer Finance)	644	51,378
Flowers Foods, Inc. (Food Products)	3,167	83,989
Flowserve Corp. (Machinery)	2,079	68,004
Fluor Corp.* (Construction & Engineering)	2,254	55,787
Foot Locker, Inc. (Specialty Retail)	1,388	40,682
Fulton Financial Corp. (Banks)	2,569	38,972
GATX Corp. (Trading Companies & Distributors)	568	58,726
Genpact, Ltd. (IT Services)	928	37,371
Gentex Corp. (Auto Components)	1,774	52,067
Globus Medical, Inc.* (Health Care Equipment & Supplies)	510	33,772
Graco, Inc. (Machinery)	1,086	67,354
Graham Holdings Co. - Class B (Diversified Consumer Services)	64	37,912
Grand Canyon Education, Inc.* (Diversified Consumer Services)	634	60,845
Greif, Inc. - Class A (Containers & Packaging)	422	25,607
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,392	46,869
H&R Block, Inc. (Diversified Consumer Services)	1,414	36,863
Haemonetics Corp.* (Health Care Equipment & Supplies)	819	41,499
Hancock Whitney Corp. (Banks)	766	35,826
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	5,568	73,832
Harley-Davidson, Inc. (Automobiles)	2,454	89,449
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,748	71,860
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,242	33,633
HealthEquity, Inc.* (Health Care Providers & Services)	438	27,296
Hexcel Corp. (Aerospace & Defense)	1,342	72,951
HF Sinclair Corp.* (Oil, Gas & Consumable Fuels)	2,385	90,678
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,677	68,489
Home Bancshares, Inc. (Banks)	1,507	32,581
Hubbell, Inc. (Electrical Equipment)	400	78,144
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,432	56,617
IAA, Inc.* (Commercial Services & Supplies)	989	36,247
ICU Medical, Inc.* (Health Care Equipment & Supplies)	170	36,378
IDACORP, Inc. (Electric Utilities)	810	85,196
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	883	54,048
Ingevity Corp.* (Chemicals)	290	17,371
Ingredion, Inc. (Food Products)	1,065	90,642
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	569	34,800
Interactive Brokers Group, Inc. (Capital Markets)	532	31,686
International Bancshares Corp. (Banks)	851	33,861
Iridium Communications, Inc.* (Diversified Telecommunication Services)	991	35,389
ITT, Inc. (Machinery)	600	42,132
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,284	74,125
Janus Henderson Group PLC (Capital Markets)	1,459	44,470
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	983	157,496
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,818	47,922
JetBlue Airways Corp.* (Airlines)	5,071	55,832
John Wiley & Sons, Inc. - Class A (Media)	349	17,761
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	407	89,023
KB Home (Household Durables)	1,365	44,267
KBR, Inc. (Professional Services)	786	38,695
Kemper Corp. (Insurance)	957	44,175
Kennametal, Inc. (Machinery)	1,323	34,041
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,678	117,460
Kirby Corp.* (Marine)	961	62,657
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	3,495	77,939
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,651	126,956
Kohl's Corp. (Multiline Retail)	2,222	128,610
Kyndryl Holdings, Inc.* (IT Services)	2,859	33,994
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	472	52,114
Lancaster Colony Corp. (Food Products)	167	25,915
Landstar System, Inc. (Road & Rail)	212	32,839
Lear Corp. (Auto Components)	954	122,054
Leggett & Platt, Inc. (Household Durables)	2,129	75,856
Lennox International, Inc. (Building Products)	226	48,181
LHC Group, Inc.* (Health Care Providers & Services)	510	84,584
Lincoln Electric Holdings, Inc. (Machinery)	397	53,488
Lithia Motors, Inc. (Specialty Retail)	488	138,167
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	150	34,388
LivaNova PLC* (Health Care Equipment & Supplies)	339	25,988
Lumentum Holdings, Inc.* (Communications Equipment)	634	51,487
Macy's, Inc. (Multiline Retail)	4,777	115,460
ManpowerGroup, Inc. (Professional Services)	864	77,933
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	376	56,148

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued
	Shares	Value
MasTec, Inc.* (Construction & Engineering)	460	$33,125
MDU Resources Group, Inc. (Multi-Utilities)	3,245	83,591
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	9,531	175,275
Mercury General Corp. (Insurance)	426	21,483
Mercury Systems, Inc.* (Aerospace & Defense)	911	50,825
MGIC Investment Corp. (Thrifts & Mortgage Finance)	5,111	66,750
MillerKnoll, Inc. (Commercial Services & Supplies)	1,207	38,298
Minerals Technologies, Inc. (Chemicals)	534	33,968
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	397	45,250
MSA Safety, Inc. (Commercial Services & Supplies)	286	34,517
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	752	62,311
Murphy USA, Inc. (Specialty Retail)	367	85,731
National Fuel Gas Co. (Gas Utilities)	702	49,231
National Instruments Corp. (Electronic Equipment, Instruments & Components)	991	35,815
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,546	67,777
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,106	73,773
Neogen Corp.* (Health Care Equipment & Supplies)	717	18,929
New Jersey Resources Corp. (Gas Utilities)	1,535	66,251
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	7,424	68,598
NewMarket Corp. (Chemicals)	108	35,058
Nordstrom, Inc. (Multiline Retail)	1,779	45,720
NorthWestern Corp. (Multi-Utilities)	864	48,980
NOV, Inc. (Energy Equipment & Services)	6,268	113,639
Nu Skin Enterprises, Inc. - Class A (Personal Products)	795	33,899
NuVasive, Inc.* (Health Care Equipment & Supplies)	828	42,592
nVent Electric PLC (Electrical Equipment)	1,097	37,057
OGE Energy Corp. (Electric Utilities)	2,016	77,979
Old National Bancorp (Banks)	4,704	71,313
Old Republic International Corp. (Insurance)	4,553	100,212
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	940	45,167
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,817	97,257
ONE Gas, Inc. (Gas Utilities)	858	72,389
Oshkosh Corp. (Machinery)	1,065	98,449
Owens Corning (Building Products)	1,606	146,034
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,772	74,346
Patterson Cos., Inc. (Health Care Providers & Services)	1,381	42,493
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,090	51,038
Performance Food Group Co.* (Food & Staples Retailing)	2,472	121,746
Perrigo Co. PLC (Pharmaceuticals)	2,137	73,299
Physicians Realty Trust (Equity Real Estate Investment Trusts)	3,512	60,196
Pilgrim's Pride Corp.* (Food Products)	773	21,915
PNM Resources, Inc. (Electric Utilities)	1,372	64,018
Polaris, Inc. (Leisure Products)	521	49,464
Post Holdings, Inc.* (Food Products)	911	67,769
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	621	34,397
Primerica, Inc. (Insurance)	241	31,224
Progyny, Inc.* (Health Care Providers & Services)	422	16,226
Prosperity Bancshares, Inc. (Banks)	1,473	96,304
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	118	22,090
R1 RCM, Inc.* (Health Care Providers & Services)	892	20,088
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	1,233	36,916
Rayonier, Inc. (Equity Real Estate Investment Trusts)	929	40,133
Regal Rexnord Corp. (Electrical Equipment)	626	79,651
Reinsurance Group of America, Inc. (Insurance)	1,071	114,940
Reliance Steel & Aluminum Co. (Metals & Mining)	1,003	198,845
RenaissanceRe Holdings, Ltd. (Insurance)	702	100,751
RLI Corp. (Insurance)	255	29,269
Royal Gold, Inc. (Metals & Mining)	418	54,541
RPM International, Inc. (Chemicals)	1,015	84,144
Ryder System, Inc. (Road & Rail)	859	60,044
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,643	42,550
Sabre Corp.* (IT Services)	2,678	28,039
Sanderson Farms, Inc. (Food Products)	181	34,276
Science Applications International Corp. (Professional Services)	913	75,989
SEI Investments Co. (Capital Markets)	687	38,280
Selective Insurance Group, Inc. (Insurance)	963	79,313
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	352	20,979
Sensient Technologies Corp. (Chemicals)	290	24,534
Silgan Holdings, Inc. (Containers & Packaging)	1,341	59,500
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	632	24,187
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,143	43,777
SL Green Realty Corp.(a) (Equity Real Estate Investment Trusts)	1,024	70,881
Sonoco Products Co. (Containers & Packaging)	1,568	97,075
Southwest Gas Holdings, Inc. (Gas Utilities)	1,054	92,868
Spire, Inc. (Gas Utilities)	828	60,237
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,040	88,638
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,790	53,342
Stericycle, Inc.* (Commercial Services & Supplies)	1,469	73,729

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued
	Shares	Value
STORE Capital Corp. (Equity Real Estate Investment Trusts)	3,919	$111,417
Sunrun, Inc.* (Electrical Equipment)	3,299	65,914
Synovus Financial Corp. (Banks)	1,389	57,699
Taylor Morrison Home Corp.* (Household Durables)	1,957	51,254
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	667	66,760
TEGNA, Inc. (Media)	1,973	43,505
Terex Corp. (Machinery)	1,112	37,808
Texas Capital Bancshares, Inc.* (Banks)	810	41,602
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	445	36,637
The Boston Beer Co., Inc.* - Class A (Beverages)	62	23,250
The Brink's Co. (Commercial Services & Supplies)	786	46,335
The Chemours Co. (Chemicals)	2,558	84,592
The Gap, Inc. (Specialty Retail)	3,392	42,129
The Goodyear Tire & Rubber Co.* (Auto Components)	4,475	59,607
The Hain Celestial Group, Inc.* (Food Products)	1,460	48,968
The Hanover Insurance Group, Inc. (Insurance)	569	83,541
The Macerich Co. (Equity Real Estate Investment Trusts)	3,392	42,570
The Middleby Corp.* (Machinery)	318	48,937
The New York Times Co. - Class A (Media)	1,120	42,918
The Timken Co. (Machinery)	1,100	63,404
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,404	27,743
The Western Union Co. (IT Services)	6,280	105,252
Thor Industries, Inc.(a) (Automobiles)	886	67,823
Toll Brothers, Inc. (Household Durables)	1,797	83,327
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	1,377	76,396
Tri Pointe Homes, Inc.* (Household Durables)	1,764	36,462
Trinity Industries, Inc. (Machinery)	652	18,086
TripAdvisor, Inc.* (Interactive Media & Services)	909	23,334
UGI Corp. (Gas Utilities)	3,346	114,768
Umpqua Holdings Corp. (Banks)	2,175	35,975
United Bankshares, Inc. (Banks)	2,174	72,307
United States Steel Corp. (Metals & Mining)	4,165	126,991
United Therapeutics Corp.* (Biotechnology)	376	66,763
Univar Solutions, Inc.* (Trading Companies & Distributors)	2,732	79,555
Unum Group (Insurance)	3,265	99,648
Urban Outfitters, Inc.* (Specialty Retail)	1,044	24,847
Valley National Bancorp (Banks)	6,723	80,542
ViaSat, Inc.* (Communications Equipment)	1,191	43,841
Victoria's Secret & Co.* (Specialty Retail)	590	27,801
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,116	39,421
Visteon Corp.* (Auto Components)	448	46,910
Vontier Corp. (Electronic Equipment, Instruments & Components)	2,700	69,174
Voya Financial, Inc. (Diversified Financial Services)	1,730	109,232
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,041	31,678
Watsco, Inc. (Trading Companies & Distributors)	181	48,287
Webster Financial Corp. (Banks)	1,693	84,633
Werner Enterprises, Inc. (Road & Rail)	957	37,926
WEX, Inc.* (IT Services)	407	67,660
Wintrust Financial Corp. (Banks)	454	39,643
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	886	81,254
Woodward, Inc. (Machinery)	1,005	111,032
World Wrestling Entertainment, Inc. - Class A (Entertainment)	265	15,473
Worthington Industries, Inc. (Metals & Mining)	521	24,784
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	521	45,827
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,957	34,052
XPO Logistics, Inc.* (Air Freight & Logistics)	1,576	84,773
Yelp, Inc.* (Interactive Media & Services)	557	18,119
TOTAL COMMON STOCKS
(Cost $17,141,734)		17,758,121

Collateral for Securities Loaned(b) (0.8%)

	Shares	Value
Invesco Government & Agency Portfolio, 0.35%(c)	141,198	$141,198
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $141,198)		141,198
TOTAL INVESTMENT SECURITIES
(Cost $17,282,932) - 101.0%		17,899,319
Net other assets (liabilities) - (1.0)%		(169,986)

NET ASSETS - 100.0%		$17,729,333

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2022. The total value of securities on loan as of April 30, 2022 was $134,613.
(b)	Securities were purchased with cash collateral held from securities on loan at April 30, 2022.
(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2022.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of April 30, 2022:
	Value	% of Net Assets
Aerospace & Defense	$213,237	1.2%
Air Freight & Logistics	84,773	0.5%
Airlines	55,832	0.3%
Auto Components	366,258	2.1%
Automobiles	157,272	0.9%
Banks	1,307,495	7.4%
Beverages	23,250	0.1%
Biotechnology	119,753	0.7%
Building Products	194,215	1.1%
Capital Markets	137,676	0.8%
Chemicals	390,750	2.2%
Commercial Services & Supplies	263,648	1.5%
Communications Equipment	145,864	0.8%
Construction & Engineering	364,076	2.1%
Consumer Finance	51,378	0.3%
Containers & Packaging	247,405	1.4%
Diversified Consumer Services	135,620	0.8%
Diversified Financial Services	109,232	0.6%
Diversified Telecommunication Services	35,389	0.2%
Electric Utilities	351,984	2.0%
Electrical Equipment	304,101	1.7%
Electronic Equipment, Instruments & Components	678,656	3.8%
Energy Equipment & Services	149,657	0.8%
Entertainment	15,473	0.1%
Equity Real Estate Investment Trusts	1,894,600	10.7%
Food & Staples Retailing	481,224	2.7%
Food Products	373,474	2.1%
Gas Utilities	455,744	2.6%
Health Care Equipment & Supplies	363,654	2.0%
Health Care Providers & Services	515,991	2.9%
Hotels, Restaurants & Leisure	332,992	1.9%
Household Durables	291,166	1.6%
Household Products	31,653	0.2%
Insurance	1,130,864	6.4%
Interactive Media & Services	41,453	0.2%
IT Services	383,896	2.2%
Leisure Products	90,382	0.5%
Machinery	874,069	4.9%
Marine	62,657	0.3%
Media	143,834	0.8%
Metals & Mining	604,326	3.4%
Multiline Retail	334,957	1.9%
Multi-Utilities	207,276	1.2%
Oil, Gas & Consumable Fuels	453,119	2.6%
Personal Products	116,530	0.7%
Pharmaceuticals	230,795	1.3%
Professional Services	292,369	1.6%
Real Estate Management & Development	89,023	0.5%
Road & Rail	257,765	1.5%
Semiconductors & Semiconductor Equipment	275,493	1.6%
Software	210,333	1.2%
Specialty Retail	420,092	2.4%
Technology Hardware, Storage & Peripherals	107,825	0.6%
Textiles, Apparel & Luxury Goods	239,254	1.3%
Thrifts & Mortgage Finance	238,520	1.3%
Trading Companies & Distributors	248,879	1.4%
Water Utilities	60,918	0.3%
Other **	(28,788)	(0.2)%
Total	$17,729,333	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (27.4%)
	Shares	Value
Activision Blizzard, Inc. (Entertainment)	2,442	$184,615
Adobe, Inc.* (Software)	1,481	586,402
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,101	436,238
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,164	178,336
Align Technology, Inc.* (Health Care Equipment & Supplies)	247	71,608
Alphabet, Inc.* - Class A (Interactive Media & Services)	568	1,296,284
Alphabet, Inc.* - Class C (Interactive Media & Services)	596	1,370,401
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	961	2,388,689
American Electric Power Co., Inc. (Electric Utilities)	1,580	156,594
Amgen, Inc. (Biotechnology)	1,746	407,149
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,639	253,029
ANSYS, Inc.* (Software)	273	75,263
Apple, Inc. (Technology Hardware, Storage & Peripherals)	30,831	4,860,507
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,769	305,559
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	260	146,580
AstraZeneca PLCADR (Pharmaceuticals)	1,788	118,723
Atlassian Corp. PLC* - Class A (Software)	443	99,600
Autodesk, Inc.* (Software)	690	130,603
Automatic Data Processing, Inc. (IT Services)	1,317	287,343
Baidu, Inc.*ADR (Interactive Media & Services)	757	93,997
Biogen, Inc.* (Biotechnology)	461	95,630
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	128	282,920
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,284	711,836
Cadence Design Systems, Inc.* (Software)	869	131,089
Charter Communications, Inc.* - Class A (Media)	542	232,242
Cintas Corp. (Commercial Services & Supplies)	326	129,507
Cisco Systems, Inc. (Communications Equipment)	13,022	637,818
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,643	132,919
Comcast Corp. - Class A (Media)	14,177	563,677
Constellation Energy Corp. (Electric Utilities)	1,021	60,453
Copart, Inc.* (Commercial Services & Supplies)	743	84,442
Costco Wholesale Corp. (Food & Staples Retailing)	1,390	739,091
Crowdstrike Holdings, Inc.* - Class A (Software)	653	129,790
CSX Corp. (Road & Rail)	6,874	236,053
Datadog, Inc.* - Class A (Software)	829	100,127
DexCom, Inc.* (Health Care Equipment & Supplies)	304	124,208
DocuSign, Inc.* (Software)	620	50,220
Dollar Tree, Inc.* (Multiline Retail)	706	114,690
eBay, Inc. (Internet & Direct Marketing Retail)	1,841	95,585
Electronic Arts, Inc. (Entertainment)	881	104,002
Exelon Corp. (Electric Utilities)	3,072	143,708
Fastenal Co. (Trading Companies & Distributors)	1,802	99,669
Fiserv, Inc.* (IT Services)	2,044	200,148
Fortinet, Inc.* (Software)	504	145,661
Gilead Sciences, Inc. (Biotechnology)	3,929	233,147
Honeywell International, Inc. (Industrial Conglomerates)	2,150	416,047
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	264	113,647
Illumina, Inc.* (Life Sciences Tools & Services)	492	145,952
Intel Corp. (Semiconductors & Semiconductor Equipment)	12,768	556,557
Intuit, Inc. (Software)	888	371,850
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,121	268,255
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	1,868	115,181
Keurig Dr Pepper, Inc. (Beverages)	4,445	166,243
KLA Corp. (Semiconductors & Semiconductor Equipment)	473	151,010
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	438	204,003
Lucid Group, Inc.* (Automobiles)	5,183	93,709
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	387	137,242
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,022	181,425
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,646	153,680
Match Group, Inc.* (Interactive Media & Services)	894	70,760
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	160	155,781
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	6,532	1,309,470
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,743	113,644
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,510	239,347
Microsoft Corp. (Software)	14,163	3,930,515
Moderna, Inc.* (Biotechnology)	1,263	169,760
Mondelez International, Inc. - Class A (Food Products)	4,351	280,553
Monster Beverage Corp.* (Beverages)	1,659	142,143
NetEase, Inc.ADR (Entertainment)	657	62,632
Netflix, Inc.* (Entertainment)	1,391	264,791
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,647	1,232,818
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	823	140,651
Okta, Inc.* (IT Services)	466	55,598

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued
	Shares	Value
Old Dominion Freight Line, Inc. (Road & Rail)	360	$100,843
O'Reilly Automotive, Inc.* (Specialty Retail)	208	126,163
PACCAR, Inc. (Machinery)	1,089	90,441
Palo Alto Networks, Inc.* (Software)	309	173,436
Paychex, Inc. (IT Services)	1,130	143,205
PayPal Holdings, Inc.* (IT Services)	3,650	320,945
PepsiCo, Inc. (Beverages)	4,335	744,363
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	1,387	59,766
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,533	493,525
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	336	221,461
Ross Stores, Inc. (Specialty Retail)	1,107	110,445
Seagen, Inc.* (Biotechnology)	575	75,331
Sirius XM Holdings, Inc. (Media)	12,375	74,250
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	514	58,236
Splunk, Inc.* (Software)	497	60,644
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,606	269,152
Synopsys, Inc.* (Software)	480	137,659
Tesla, Inc.* (Automobiles)	1,953	1,700,594
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,894	492,704
The Kraft Heinz Co. (Food Products)	3,834	163,443
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	3,916	482,216
VeriSign, Inc.* (IT Services)	345	61,648
Verisk Analytics, Inc. (Professional Services)	505	103,045
Vertex Pharmaceuticals, Inc.* (Biotechnology)	797	217,756
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,706	114,734
Workday, Inc.* - Class A (Software)	614	126,914
Xcel Energy, Inc. (Electric Utilities)	1,706	124,982
Zoom Video Communications, Inc.* - Class A (Software)	760	75,673
Zscaler, Inc.* (Software)	438	88,800
TOTAL COMMON STOCKS
(Cost $7,331,438)		37,281,790

Repurchase Agreements(a)(b) (20.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $27,396,435	$27,396,000	$27,396,000

TOTAL REPURCHASE AGREEMENTS
(Cost $27,396,000)		27,396,000

TOTAL INVESTMENT SECURITIES
(Cost $34,727,438) - 47.5%		64,677,790
Net other assets (liabilities) - 52.5%(c)		71,621,665

NET ASSETS - 100.0%		$136,299,455

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $2,912,000.
(c)	Amount includes $69,825,456 of net capital subscriptions.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	22	6/20/22	$5,654,880	$(189,977)

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/27/22	0.93%	$82,802,266	$1,989,591
Nasdaq-100 Index	UBS AG	5/27/22	1.13%	10,605,210	(122,880)
				$93,407,476	$1,866,711

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of April 30, 2022:
	Value	% of Net Assets
Automobiles	$1,794,303	1.3%
Beverages	1,052,749	0.8%
Biotechnology	1,420,234	1.0%
Commercial Services & Supplies	213,949	0.2%
Communications Equipment	637,818	0.5%
Electric Utilities	485,737	0.4%
Entertainment	616,040	0.4%
Food & Staples Retailing	853,825	0.6%
Food Products	443,996	0.3%
Health Care Equipment & Supplies	577,718	0.4%
Hotels, Restaurants & Leisure	911,833	0.7%
Industrial Conglomerates	416,047	0.3%
Interactive Media & Services	4,140,911	3.0%
Internet & Direct Marketing Retail	2,815,003	2.1%
IT Services	1,201,806	0.9%
Life Sciences Tools & Services	145,952	0.1%
Machinery	90,441	0.1%
Media	870,169	0.6%
Multiline Retail	114,690	0.1%
Pharmaceuticals	118,723	0.1%
Professional Services	103,045	0.1%
Road & Rail	336,896	0.2%
Semiconductors & Semiconductor Equipment	5,689,417	4.2%
Software	6,414,246	4.6%
Specialty Retail	236,608	0.2%
Technology Hardware, Storage & Peripherals	4,860,507	3.6%
Textiles, Apparel & Luxury Goods	137,242	0.1%
Trading Companies & Distributors	99,669	0.1%
Wireless Telecommunication Services	482,216	0.4%
Other **	99,017,665	72.6%
Total	$136,299,455	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (72.2%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	8,650	$354,045
Baker Hughes Co. - Class A (Energy Equipment & Services)	21,566	668,977
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	5,616	762,709
Chevron Corp. (Oil, Gas & Consumable Fuels)	45,905	7,191,935
ConocoPhillips (Oil, Gas & Consumable Fuels)	31,013	2,962,361
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	1,391	77,298
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	19,375	557,806
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	14,992	872,085
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	4,057	512,115
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	2,304	123,840
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	13,934	1,626,934
EQT Corp. (Oil, Gas & Consumable Fuels)	7,164	284,769
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	9,680	76,085
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	100,791	8,592,432
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,355	171,986
Halliburton Co. (Energy Equipment & Services)	21,397	762,161
Hess Corp. (Oil, Gas & Consumable Fuels)	6,565	676,655
HF Sinclair Corp.* (Oil, Gas & Consumable Fuels)	3,557	135,237
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	46,437	842,832
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	18,539	461,992
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	13,788	1,203,141
New Fortress Energy, Inc. (Oil, Gas & Consumable Fuels)	985	38,198
NOV, Inc. (Energy Equipment & Services)	9,349	169,497
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	21,129	1,163,997
OGE Energy Corp. (Electric Utilities)	4,766	184,349
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	10,621	672,628
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	6,217	318,248
Phillips 66 (Oil, Gas & Consumable Fuels)	11,142	966,680
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,406	1,256,733
Plug Power, Inc.* (Electrical Equipment)	12,352	259,639
Schlumberger, Ltd. (Energy Equipment & Services)	33,420	1,303,715
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,453	400,305
TechnipFMC PLC* (Energy Equipment & Services)	10,086	69,795
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	148	202,257
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	28,931	992,044
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	9,738	1,085,592
TOTAL COMMON STOCKS
(Cost $21,175,906)		38,001,072

Repurchase Agreements(a)(b) (27.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $14,637,233	$14,637,000	$14,637,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,637,000)		14,637,000

TOTAL INVESTMENT SECURITIES
(Cost $35,812,906) - 100.0%		52,638,072
Net other assets (liabilities) - NM		22,610

NET ASSETS - 100.0%		$52,660,682

Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $8,239,000.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	5/23/22	0.93%	$24,239,731	$343,430
Dow Jones U.S. Oil & Gas Index	UBS AG	5/23/22	0.33%	16,701,271	364,270
				$40,941,002	$707,700

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas UltraSector ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Electric Utilities	$184,349	0.4%
Electrical Equipment	259,639	0.5%
Energy Equipment & Services	2,974,145	5.7%
Oil, Gas & Consumable Fuels	34,410,953	65.3%
Semiconductors & Semiconductor Equipment	171,986	0.3%
Other **	14,659,610	27.8%
Total	$52,660,682	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (82.4%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	30,485	$265,524
Baker Hughes Co. - Class A (Energy Equipment & Services)	25,233	782,728
Bristow Group, Inc.* (Energy Equipment & Services)	5,272	157,211
Cactus, Inc. - Class A (Energy Equipment & Services)	13,409	669,511
ChampionX Corp. (Energy Equipment & Services)	34,638	730,862
Core Laboratories N.V. (Energy Equipment & Services)	10,526	273,676
DMC Global, Inc.* (Energy Equipment & Services)	4,385	87,656
Dril-Quip, Inc.* (Energy Equipment & Services)	8,049	232,455
Expro Group Holdings N.V.* (Energy Equipment & Services)	6,701	102,391
Halliburton Co. (Energy Equipment & Services)	118,996	4,238,639
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	32,262	132,597
Helmerich & Payne, Inc. (Energy Equipment & Services)	20,553	946,055
Liberty Energy, Inc.* (Energy Equipment & Services)	23,930	386,230
Nabors Industries, Ltd.* (Energy Equipment & Services)	1,762	272,440
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	36,325	400,665
NOV, Inc. (Energy Equipment & Services)	40,357	731,672
Oceaneering International, Inc.* (Energy Equipment & Services)	22,700	257,191
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	48,929	804,393
ProPetro Holding Corp.* (Energy Equipment & Services)	19,280	272,619
RPC, Inc.* (Energy Equipment & Services)	15,989	165,326
Schlumberger, Ltd. (Energy Equipment & Services)	100,228	3,909,894
TechnipFMC PLC* (Energy Equipment & Services)	96,365	666,846
Transocean, Ltd.* (Energy Equipment & Services)	137,173	515,770
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	16,962	315,154
Valaris, Ltd.* (Energy Equipment & Services)	14,842	753,232
TOTAL COMMON STOCKS
(Cost $11,414,766)		18,070,737

Repurchase Agreements(a)(b) (18.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $4,065,065	$4,065,000	$4,065,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,065,000)		4,065,000

TOTAL INVESTMENT SECURITIES
(Cost $15,479,766) - 100.9%		22,135,737
Net other assets (liabilities) - (0.9)%		(199,418)

NET ASSETS - 100.0%		$21,936,319

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $2,972,000.

Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	5/23/22	0.93%	$8,264,936	$(18,030)
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	5/23/22	0.68%	6,638,826	(58,299)
				$14,903,762	$(76,329)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil Equipment & Services UltraSector ProFund invested in the following industries as of April 30, 2022:
	Value	% of Net Assets
Energy Equipment & Services	$18,070,737	82.4%
Other **	3,865,582	17.6%
Total	$21,936,319	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (77.2%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	515	$3,662
Amicus Therapeutics, Inc.* (Biotechnology)	2,721	19,265
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,069	4,126
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	400	14,188
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,844	10,262
Arvinas, Inc.* (Pharmaceuticals)	470	25,836
Atea Pharmaceuticals, Inc.* (Biotechnology)	577	3,387
Axsome Therapeutics, Inc.* (Pharmaceuticals)	323	10,255
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,083	156,787
Cara Therapeutics, Inc.* (Biotechnology)	455	3,968
Cassava Sciences, Inc.* (Pharmaceuticals)	408	8,515
Catalent, Inc.* (Pharmaceuticals)	1,439	130,316
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,041	7,932
ChemoCentryx, Inc.* (Biotechnology)	532	9,821
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	375	6,038
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,035	22,263
Elanco Animal Health, Inc.* (Pharmaceuticals)	5,132	129,891
Eli Lilly & Co. (Pharmaceuticals)	540	157,750
Endo International PLC* (Pharmaceuticals)	2,536	5,072
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	247	11,125
Innoviva, Inc.* (Pharmaceuticals)	678	11,567
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	922	46,662
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,776	21,311
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	667	106,867
Johnson & Johnson (Pharmaceuticals)	4,192	756,488
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	133	9,310
Merck & Co., Inc. (Pharmaceuticals)	1,825	161,859
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	404	5,042
Nuvation Bio, Inc.* (Pharmaceuticals)	1,252	5,834
Omeros Corp.* (Pharmaceuticals)	679	2,356
Organon & Co. (Pharmaceuticals)	2,750	88,908
Pacira BioSciences, Inc.* (Pharmaceuticals)	483	36,017
Perrigo Co. PLC (Pharmaceuticals)	1,451	49,769
Pfizer, Inc. (Pharmaceuticals)	13,253	650,325
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	171	2,213
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	221	3,976
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	544	29,735
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	297	7,538
Revance Therapeutics, Inc.* (Pharmaceuticals)	717	11,744
Roivant Sciences, Ltd.* (Pharmaceuticals)	1,052	3,882
Royalty Pharma PLC - Class A (Pharmaceuticals)	3,699	157,503
Theravance Biopharma, Inc.* (Pharmaceuticals)	568	5,481
Vanda Pharmaceuticals, Inc.* (Biotechnology)	605	6,002
Viatris, Inc. (Pharmaceuticals)	13,120	135,530
Zoetis, Inc. (Pharmaceuticals)	749	132,760
TOTAL COMMON STOCKS
(Cost $2,459,161)		3,189,138

Repurchase Agreements(a)(b) (17.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $706,011	$706,000	$706,000

TOTAL REPURCHASE AGREEMENTS
(Cost $706,000)		706,000

TOTAL INVESTMENT SECURITIES
(Cost $3,165,161) - 94.3%		3,895,138
Net other assets (liabilities) - 5.7%		237,222

NET ASSETS - 100.0%		$4,132,360

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $261,000.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	5/23/22	0.93%	$2,541,918	$(34,651)
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	5/23/22	0.68%	454,652	(3,490)
				$2,996,570	$(38,141)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Biotechnology	$80,996	2.0%
Health Care Equipment & Supplies	10,262	0.2%
Pharmaceuticals	3,097,880	75.0%
Other **	943,222	22.8%
Total	$4,132,360	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (71.5%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	39,606	$2,306,257
Alamos Gold, Inc. (Metals & Mining)	34,129	264,841
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	36,360	742,471
B2Gold Corp. (Metals & Mining)	92,015	391,064
Barrick Gold Corp. (Metals & Mining)	154,961	3,457,180
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	20,828	196,616
Coeur Mining, Inc.* (Metals & Mining)	22,378	81,232
Eldorado Gold Corp.* (Metals & Mining)	15,907	154,616
Endeavour Silver Corp.* (Metals & Mining)	14,852	56,289
Equinox Gold Corp.* (Metals & Mining)	24,209	172,610
First Majestic Silver Corp. (Metals & Mining)	19,706	202,972
Fortuna Silver Mines, Inc.* (Metals & Mining)	25,389	88,354
Franco-Nevada Corp. (Metals & Mining)	16,663	2,518,779
Gold Fields, Ltd.ADR (Metals & Mining)	77,311	1,038,287
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	47,250	193,253
Hecla Mining Co. (Metals & Mining)	46,866	244,172
IAMGOLD Corp.* (Metals & Mining)	41,540	117,143
Kinross Gold Corp. (Metals & Mining)	114,043	579,338
MAG Silver Corp.* (Metals & Mining)	7,581	111,744
New Gold, Inc.* (Metals & Mining)	59,330	86,622
Newmont Corp. (Metals & Mining)	69,448	5,059,287
Novagold Resources, Inc.* (Metals & Mining)	21,166	131,653
Osisko Gold Royalties, Ltd. (Metals & Mining)	15,314	188,362
Pan American Silver Corp. (Metals & Mining)	18,329	454,009
Royal Gold, Inc. (Metals & Mining)	5,716	745,824
Sandstorm Gold, Ltd. (Metals & Mining)	16,691	123,680
Seabridge Gold, Inc.* (Metals & Mining)	5,640	99,602
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	58,088	798,129
SilverCrest Metals, Inc.* (Metals & Mining)	12,684	95,637
SSR Mining, Inc. (Metals & Mining)	18,452	406,129
Wheaton Precious Metals Corp. (Metals & Mining)	39,265	1,761,428
Yamana Gold, Inc. (Metals & Mining)	83,589	460,575
TOTAL COMMON STOCKS
(Cost $10,681,314)		23,328,155

Repurchase Agreements(a)(b) (22.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $7,348,117	$7,348,000	$7,348,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,348,000)		7,348,000
TOTAL INVESTMENT SECURITIES
(Cost $18,029,314) - 94.0%		30,676,155
Net other assets (liabilities) - 6.0%		1,960,389
NET ASSETS - 100.0%		$32,636,544

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $3,582,000.
ADR	American Depositary Receipt

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	5/23/22	0.93%	$10,527,824	$(154,056)
Dow Jones Precious Metals Index	UBS AG	5/23/22	1.08%	14,832,425	(164,646)
				$25,360,249	$(318,702)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Metals & Mining	$23,328,155	71.5%
Other **	9,308,389	28.5%
Total	$32,636,544	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (71.9%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,375	$26,078
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	662	120,590
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	633	40,936
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,344	53,236
American Tower Corp. (Equity Real Estate Investment Trusts)	2,073	499,634
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,214	32,025
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	6,644	42,654
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	715	35,157
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	637	144,905
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	768	23,071
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	647	76,087
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,355	34,390
Camden Property Trust (Equity Real Estate Investment Trusts)	464	72,797
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,523	126,469
Compass, Inc.* - Class A (Real Estate Management & Development)	130	706
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	511	13,639
CoStar Group, Inc.* (Professional Services)	1,797	114,325
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	676	24,268
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,967	364,308
CubeSmart (Equity Real Estate Investment Trusts)	995	47,272
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,291	188,641
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	799	23,539
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,732	94,827
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	185	34,688
Equinix, Inc. (Equity Real Estate Investment Trusts)	410	294,823
Equity Commonwealth* (Equity Real Estate Investment Trusts)	515	13,475
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	785	60,665
Equity Residential (Equity Real Estate Investment Trusts)	1,555	126,733
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	297	97,793
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	609	115,710
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	322	37,693
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	593	34,394
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,069	47,442
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	671	18,171
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,005	30,612
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	2,454	80,516
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	477	19,481
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,248	66,097
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	694	16,156
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	2,716	108,151
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,317	70,762
JBG Smith Properties (Equity Real Estate Investment Trusts)	519	13,681
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	230	50,308
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	478	33,460
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,805	71,051
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	395	43,612
Life Storage, Inc. (Equity Real Estate Investment Trusts)	373	49,419
LXP Industrial Trust (Equity Real Estate Investment Trusts)	1,287	16,152
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,715	49,929
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	524	103,060
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	209	10,770
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	799	35,028
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	373	21,112
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,123	22,079
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,086	27,671
Opendoor Technologies, Inc.* (Real Estate Management & Development)	1,770	12,372
Orion Office REIT, Inc.* (Equity Real Estate Investment Trusts)	257	3,449
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,003	17,191
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	315	17,448
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,366	539,536
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	92	17,222

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Public Storage (Equity Real Estate Investment Trusts)	694	$257,821
Rayonier, Inc. (Equity Real Estate Investment Trusts)	662	28,598
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,574	178,533
Redfin Corp.* (Real Estate Management & Development)	480	5,352
Regency Centers Corp. (Equity Real Estate Investment Trusts)	701	48,250
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	730	56,969
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,040	12,147
SBA Communications Corp. (Equity Real Estate Investment Trusts)	495	171,819
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,495	176,410
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	292	20,212
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	581	25,244
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	802	29,931
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,385	31,689
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,116	31,728
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	528	92,701
The Howard Hughes Corp.* (Real Estate Management & Development)	188	18,855
UDR, Inc. (Equity Real Estate Investment Trusts)	1,361	72,419
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,816	100,879
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	3,819	113,844
Vornado Realty Trust (Equity Real Estate Investment Trusts)	723	27,987
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,981	179,895
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,401	140,189
WP Carey, Inc. (Equity Real Estate Investment Trusts)	868	70,108
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	167	6,455
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	757	30,144
TOTAL COMMON STOCKS
(Cost $3,617,790)		6,555,645

Repurchase Agreements(a)(b) (22.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $2,033,032	$2,033,000	$2,033,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,033,000)		2,033,000
TOTAL INVESTMENT SECURITIES
(Cost $5,650,790) - 94.2%		8,588,645
Net other assets (liabilities) - 5.8%		528,647
NET ASSETS - 100.0%		$9,117,292

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $1,241,000.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/23/22	0.93%	$2,817,407	$(160,449)
Dow Jones U.S. Real Estate Index	UBS AG	5/23/22	0.68%	4,298,362	(231,369)
				$7,115,769	$(391,818)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$6,045,088	66.2%
Mortgage Real Estate Investment Trusts	145,571	1.6%
Professional Services	114,325	1.3%
Real Estate Management & Development	250,661	2.8%
Other **	2,561,647	28.1%
Total	$9,117,292	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (94.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $38,118,606	$38,118,000	$38,118,000
TOTAL REPURCHASE AGREEMENTS
(Cost $38,118,000)		38,118,000
TOTAL INVESTMENT SECURITIES
(Cost $38,118,000) - 94.1%		38,118,000
Net other assets (liabilities) - 5.9%		2,387,015
NET ASSETS - 100.0%		$40,505,015

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $2,020,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.25%, due 2/15/52	Citibank North America	5/16/22	(0.10)%	$(46,737,340)	$827,610
30-Year U.S. Treasury Bond, 2.25%, due 2/15/52	Societe' Generale	5/16/22	(0.03)%	(3,693,633)	10,264
				$(50,430,973)	$837,874

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (97.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $5,709,091	$5,709,000	$5,709,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,709,000)		5,709,000

TOTAL INVESTMENT SECURITIES
(Cost $5,709,000) - 97.7%		5,709,000
Net other assets (liabilities) - 2.3%		132,678

NET ASSETS - 100.0%		$5,841,678

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $124,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 1.875%, due 2/15/32	Citibank North America	5/16/22	(0.05)%	$(4,191,244)	$39,058
10-Year U.S. Treasury Note, 1.875%, due 2/15/32	Societe' Generale	5/16/22	0.01%	(1,634,494)	4,063
				$(5,825,738)	$43,121

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (79.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $28,299,450	$28,299,000	$28,299,000

TOTAL REPURCHASE AGREEMENTS
(Cost $28,299,000)		28,299,000

TOTAL INVESTMENT SECURITIES
(Cost $28,299,000) - 79.0%		28,299,000
Net other assets (liabilities) - 21.0%		7,526,075

NET ASSETS - 100.0%		$35,825,075

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $835,000.

As of April 30, 2022, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$1,844,519	British pound	1,442,440	5/13/22	$1,813,412	$31,107
U.S. dollar	1,253,948	Canadian dollar	1,594,034	5/13/22	1,240,980	12,968
U.S. dollar	8,629,605	Euro	8,052,940	5/13/22	8,498,918	130,687
U.S. dollar	1,578,515	Japanese yen	202,078,427	5/13/22	1,558,011	20,504
U.S. dollar	581,857	Swedish krona	5,635,480	5/13/22	574,238	7,619
U.S. dollar	625,378	Swiss franc	595,331	5/13/22	612,491	12,887
Total Short Contracts	$14,513,822				$14,298,050	$215,772

As of April 30, 2022, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$2,546,760	British pound	1,947,181	5/13/22	$2,447,965	$98,795
U.S. dollar	2,076,788	Canadian dollar	2,595,992	5/13/22	2,021,019	55,769
U.S. dollar	12,565,061	Euro	11,505,936	5/13/22	12,143,144	421,917
U.S. dollar	3,460,789	Japanese yen	430,033,300	5/13/22	3,315,528	145,261
U.S. dollar	998,399	Swedish krona	9,428,780	5/13/22	960,764	37,635
U.S. dollar	705,923	Swiss franc	659,088	5/13/22	678,086	27,837
Total Short Contracts	$22,353,720				$21,566,506	$787,214

Long:
Canadian dollar	2,297	U.S. dollar	$1,821	5/13/22	$1,788	$(33)
Swedish krona	292,714	U.S. dollar	30,760	5/13/22	29,827	(933)
Total Long Contracts			$32,581		$31,615	$(966)

				Total unrealized appreciation		$1,002,986
				Total unrealized (depreciation)		(966)
			Total net unrealized appreciation/(depreciation)			$1,002,020

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (74.0%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	44,429	$3,799,568
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,497	36,392
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,725	51,257
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	14,277	2,204,083
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	24,133	2,663,077
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	11,221	6,220,810
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,557	118,021
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	3,640	587,496
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	3,683	410,249
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	1,445	75,559
Intel Corp. (Semiconductors & Semiconductor Equipment)	110,665	4,823,887
KLA Corp. (Semiconductors & Semiconductor Equipment)	4,096	1,307,689
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	3,791	1,765,696
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,722	178,805
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	22,932	1,331,891
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	15,110	985,172
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	30,432	2,075,158
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,507	171,768
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,178	462,059
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	67,943	12,601,387
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	7,227	1,235,094
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	11,709	610,156
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,608	128,640
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,947	335,310
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	30,629	4,278,565
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,751	104,360
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,038	140,037
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	4,457	504,978
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,427	357,335
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,430	467,188
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	25,099	4,273,105
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,178	150,466
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	3,358	307,962
TOTAL COMMON STOCKS
(Cost $16,331,724)		54,763,220

Repurchase Agreements(a)(b) (20.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $14,940,237	$14,940,000	$14,940,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,940,000)		14,940,000

TOTAL INVESTMENT SECURITIES
(Cost $31,271,724) - 94.2%		69,703,220
Net other assets (liabilities) - 5.8%		4,267,354

NET ASSETS - 100.0%		$73,970,574

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $10,111,000.

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	5/23/22	0.93%	$26,109,538	$(1,418,259)
Dow Jones U.S. Semiconductors Index	UBS AG	5/23/22	0.68%	30,299,034	(1,192,103)
				$56,408,572	$(2,610,362)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$54,763,220	74.0%
Other **	19,207,354	26.0%
Total	$73,970,574	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (1,256.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $65,704,044	$65,703,000	$65,703,000

TOTAL REPURCHASE AGREEMENTS
(Cost $65,703,000)		65,703,000

TOTAL INVESTMENT SECURITIES
(Cost $65,703,000) – 1,256.4%		65,703,000
Net other assets (liabilities) - (1,156.4)%(c)		(60,473,527)

NET ASSETS - 100.0%		$5,229,473

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $10,639,000.
(c)	Amount includes $63,154,558 of net capital share redemptions.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/27/22	(0.68)%	$(180,610)	$109,391
Nasdaq-100 Index	UBS AG	5/27/22	(0.48)%	(5,000,517)	2,626,718
				$(5,181,127)	$2,736,109

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (61.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $1,033,016	$1,033,000	$1,033,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,033,000)		1,033,000

TOTAL INVESTMENT SECURITIES (Cost $1,033,000) - 61.9%		1,033,000
Net other assets (liabilities) - 38.1%		634,513

NET ASSETS - 100.0%		$1,667,513

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $341,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	5/23/22	(0.43)%	$(331,615)	$(11,339)
Dow Jones U.S. Oil & Gas Index	UBS AG	5/23/22	(0.18)%	(1,362,681)	(12,242)
				$(1,694,296)	$(23,581)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Precious Metals ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (131.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $5,313,084	$5,313,000	$5,313,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,313,000)		5,313,000

TOTAL INVESTMENT SECURITIES (Cost $5,313,000) - 131.0%		5,313,000
Net other assets (liabilities) - (31.0)%		(1,255,975)

NET ASSETS - 100.0%		$4,057,025

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $972,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	5/23/22	(0.43)%	$(2,667,709)	$30,528
Dow Jones Precious Metals Index	UBS AG	5/23/22	(0.08)%	(1,392,059)	(1,978)
				$(4,059,768)	$28,550

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Real Estate ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (82.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $553,009	$553,000	$553,000

TOTAL REPURCHASE AGREEMENTS (Cost $553,000)		553,000

TOTAL INVESTMENT SECURITIES (Cost $553,000) - 82.6%		553,000
Net other assets (liabilities) - 17.4%		116,289

NET ASSETS - 100.0%		$669,289

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $305,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/23/22	(0.43)%	$(400,815)	$18,678
Dow Jones U.S. Real Estate Index	UBS AG	5/23/22	(0.08)%	(261,155)	6,772
				$(661,970)	$25,450

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (97.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $15,253,242	$15,253,000	$15,253,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,253,000)		15,253,000

TOTAL INVESTMENT SECURITIES (Cost $15,253,000) - 97.9%		15,253,000
Net other assets (liabilities) - 2.1%		325,157

NET ASSETS - 100.0%		$15,578,157

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $3,241,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	6/20/22	$(93,065)	$4,796

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/27/22	(0.33)%	$(5,363,016)	$46,033
Russell 2000 Index	UBS AG	5/27/22	0.17%	(10,122,063)	98,916
				$(15,485,079)	$144,949

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (100.0%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,367	$15,502
8x8, Inc.* (Software)	1,268	11,628
A10 Networks, Inc. (Software)	638	9,111
AAON, Inc. (Building Products)	296	14,427
Abercrombie & Fitch Co.* (Specialty Retail)	284	9,821
Academy Sports & Outdoors, Inc. (Leisure Products)	553	20,660
Acadia Realty Trust (Equity Real Estate Investment Trusts)	416	8,703
Addus HomeCare Corp.* (Health Care Providers & Services)	74	6,237
ADTRAN, Inc. (Communications Equipment)	526	9,147
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	404	30,914
AdvanSix, Inc. (Chemicals)	163	7,260
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	416	16,631
AeroVironment, Inc.* (Aerospace & Defense)	133	10,683
Agilysys, Inc.* (Software)	132	4,859
Agree Realty Corp. (Equity Real Estate Investment Trusts)	344	23,364
Alamo Group, Inc. (Machinery)	45	5,690
Alarm.com Holdings, Inc.* (Software)	493	30,112
Albany International Corp. - Class A (Machinery)	173	13,532
Allegheny Technologies, Inc.* (Metals & Mining)	614	16,689
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	512	10,578
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	243	8,894
American States Water Co. (Water Utilities)	261	20,529
Ameris Bancorp (Banks)	404	16,847
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	506	49,461
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	269	9,541
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	415	8,736
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	81	2,390
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	82	1,765
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	405	14,774
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	177	18,530
ArcBest Corp. (Road & Rail)	267	19,267
Arcus Biosciences, Inc.* (Biotechnology)	491	11,887
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	506	3,916
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	441	5,976
Asbury Automotive Group, Inc.* (Specialty Retail)	112	20,576
Assured Guaranty, Ltd. (Insurance)	314	17,317
Avid Bioservices, Inc.* (Biotechnology)	660	8,884
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	357	19,439
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	573	21,705
B Riley Financial, Inc. (Capital Markets)	172	7,768
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	204	16,461
Balchem Corp. (Chemicals)	347	42,750
Banc of California, Inc. (Banks)	260	4,690
BancFirst Corp. (Banks)	108	8,829
Banner Corp. (Banks)	158	8,485
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	321	4,067
Blucora, Inc.* (Capital Markets)	230	4,658
Boise Cascade Co. (Trading Companies & Distributors)	202	15,267
Boot Barn Holdings, Inc.* (Specialty Retail)	318	28,639
Bottomline Technologies, Inc.* (Software)	224	12,683
Brady Corp. - Class A (Commercial Services & Supplies)	238	10,651
Brightsphere Investment Group, Inc. (Capital Markets)	374	7,495
Brookline Bancorp, Inc. (Banks)	366	5,292
California Water Service Group (Water Utilities)	333	17,273
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	506	25,943
Cara Therapeutics, Inc.* (Biotechnology)	448	3,907
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	183	3,422
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	488	7,910
Cars.com, Inc.* (Interactive Media & Services)	342	3,803
Cavco Industries, Inc.* (Household Durables)	91	21,499
Celsius Holdings, Inc.* (Beverages)	410	21,320
Centerspace (Equity Real Estate Investment Trusts)	103	9,503
Central Pacific Financial Corp. (Banks)	184	4,449
Century Aluminum Co.* (Metals & Mining)	244	4,116
Century Communities, Inc. (Household Durables)	318	16,765
Cerence, Inc.* (Software)	218	6,431
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	246	8,940
Chesapeake Utilities Corp. (Gas Utilities)	98	12,267
Cinemark Holdings, Inc.* (Entertainment)	594	9,421
City Holding Co. (Banks)	78	6,036
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	772	45,255
Coca-Cola Consolidated, Inc. (Beverages)	49	21,633
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	305	17,843
Coherus Biosciences, Inc.* (Biotechnology)	683	6,174
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	301	7,995
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	370	5,957

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Comfort Systems USA, Inc. (Construction & Engineering)	385	$32,502
Community Bank System, Inc. (Banks)	266	17,130
Community Health Systems, Inc.* (Health Care Providers & Services)	1,329	10,193
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	148	5,449
CONMED Corp. (Health Care Equipment & Supplies)	201	26,725
Corcept Therapeutics, Inc.* (Pharmaceuticals)	622	13,379
Core Laboratories N.V. (Energy Equipment & Services)	207	5,382
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	138	2,088
CorVel Corp.* (Health Care Providers & Services)	100	15,508
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	377	7,065
CSG Systems International, Inc. (IT Services)	206	12,663
CTS Corp. (Electronic Equipment, Instruments & Components)	176	6,225
Customers Bancorp, Inc.* (Banks)	324	13,631
Cutera, Inc.* (Health Care Equipment & Supplies)	111	6,028
Cytokinetics, Inc.* (Biotechnology)	898	35,802
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	187	8,509
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	782	3,206
Digi International, Inc.* (Communications Equipment)	176	3,330
Dime Community Bancshares, Inc. (Banks)	168	5,282
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	99	7,097
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	483	35,272
Donnelley Financial Solutions, Inc.* (Capital Markets)	312	9,132
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	296	4,357
Dorman Products, Inc.* (Auto Components)	204	20,139
Douglas Elliman, Inc. (Real Estate Management & Development)	709	4,297
Eagle Bancorp, Inc. (Banks)	202	10,171
Eagle Pharmaceuticals, Inc.* (Biotechnology)	59	2,604
elf Beauty, Inc.* (Personal Products)	514	12,506
Ellington Financial, Inc.* (Mortgage Real Estate Investment Trusts)	258	4,177
Enanta Pharmaceuticals, Inc.* (Biotechnology)	117	7,535
Encore Capital Group, Inc.* (Consumer Finance)	126	7,284
Encore Wire Corp. (Electrical Equipment)	215	24,254
Endo International PLC* (Pharmaceuticals)	2,503	5,006
Enerpac Tool Group Corp. (Machinery)	311	6,245
Enova International, Inc.* (Consumer Finance)	366	13,689
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts)	677	16,248
EVERTEC, Inc. (IT Services)	429	16,903
ExlService Holdings, Inc.* (IT Services)	357	48,605
Exponent, Inc. (Professional Services)	558	53,462
Extreme Networks, Inc.* (Communications Equipment)	1,384	13,286
Fabrinet* (Electronic Equipment, Instruments & Components)	397	38,981
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	93	3,189
FB Financial Corp. (Banks)	183	7,051
Federal Signal Corp. (Machinery)	399	13,578
First Bancorp (Banks)	185	6,930
First Bancorp (Banks)	2,163	29,438
First Commonwealth Financial Corp. (Banks)	554	7,468
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	570	20,121
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	528	20,122
Forrester Research, Inc.* (Professional Services)	119	6,627
Forward Air Corp. (Air Freight & Logistics)	288	27,927
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	406	11,149
Franklin Electric Co., Inc. (Machinery)	280	19,583
Fulgent Genetics, Inc.* (Health Care Providers & Services)	207	11,360
Gannett Co., Inc.* (Media)	582	2,334
Genesco, Inc.* (Specialty Retail)	71	4,404
Gentherm, Inc.* (Auto Components)	356	24,001
Getty Realty Corp. (Equity Real Estate Investment Trusts)	195	5,247
Gibraltar Industries, Inc.* (Building Products)	165	6,244
Glaukos Corp.* (Health Care Equipment & Supplies)	261	12,343
GMS, Inc.* (Trading Companies & Distributors)	258	12,371
Gogo, Inc.* (Wireless Telecommunication Services)	352	6,480
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	147	7,050
Greenhill & Co., Inc. (Capital Markets)	145	1,756
H.B. Fuller Co. (Chemicals)	260	17,342
Hanmi Financial Corp. (Banks)	181	4,190
Harmonic, Inc.* (Communications Equipment)	1,103	9,155
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	137	6,170
Hawkins, Inc. (Chemicals)	109	4,064
Haynes International, Inc. (Metals & Mining)	76	2,970
HCI Group, Inc. (Insurance)	85	5,448
HealthStream, Inc.* (Health Care Technology)	147	2,808
Heidrick & Struggles International, Inc. (Professional Services)	209	6,680

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Heska Corp.* (Health Care Equipment & Supplies)	115	$12,632
Hibbett, Inc. (Specialty Retail)	138	5,959
Hillenbrand, Inc. (Machinery)	421	17,185
Hilltop Holdings, Inc. (Banks)	332	8,463
HomeStreet, Inc. (Thrifts & Mortgage Finance)	213	8,646
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	173	5,036
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,362	64,389
Independent Bank Corp. (Banks)	212	16,358
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	287	4,638
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	291	42,076
Innoviva, Inc.* (Pharmaceuticals)	671	11,447
Installed Building Products, Inc. (Household Durables)	251	20,198
Insteel Industries, Inc. (Building Products)	207	8,781
Inter Parfums, Inc. (Personal Products)	190	15,529
InterDigital, Inc. (Communications Equipment)	171	9,721
Interface, Inc. (Commercial Services & Supplies)	283	3,591
iRobot Corp.* (Household Durables)	159	8,053
iStar, Inc. (Equity Real Estate Investment Trusts)	416	7,005
iTeos Therapeutics, Inc.* (Biotechnology)	214	5,712
J & J Snack Foods Corp. (Food Products)	71	10,629
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	156	12,911
John Bean Technologies Corp. (Machinery)	217	25,582
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	187	3,553
Knowles Corp.* (Electronic Equipment, Instruments & Components)	394	7,297
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	259	10,290
Korn Ferry (Professional Services)	582	35,758
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	668	31,002
Lakeland Financial Corp. (Banks)	272	19,807
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	429	28,490
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	104	7,406
LCI Industries (Auto Components)	181	17,615
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	206	8,901
LGI Homes, Inc.* (Household Durables)	229	21,460
Ligand Pharmaceuticals, Inc.* (Biotechnology)	179	16,621
Lindsay Corp. (Machinery)	70	9,461
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	285	4,110
Livent Corp.* (Chemicals)	1,730	36,953
LivePerson, Inc.* (Software)	448	10,134
LXP Industrial Trust (Equity Real Estate Investment Trusts)	1,516	19,026
Marcus & Millichap, Inc. (Real Estate Management & Development)	150	6,719
MarineMax, Inc.* (Specialty Retail)	235	9,616
Materion Corp. (Metals & Mining)	126	10,729
Matson, Inc. (Marine)	450	38,709
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	757	36,237
Medifast, Inc. (Personal Products)	124	22,116
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	297	7,600
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	311	19,285
Meritage Homes Corp.* (Household Durables)	188	15,519
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	33	7,050
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	320	13,968
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	176	7,851
MGP Ingredients, Inc. (Beverages)	134	12,238
Middlesex Water Co. (Water Utilities)	128	11,386
ModivCare, Inc.* (Health Care Providers & Services)	76	7,902
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	140	9,821
Monro, Inc. (Specialty Retail)	154	7,042
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	175	6,295
Mueller Industries, Inc. (Machinery)	614	33,247
Myers Industries, Inc. (Containers & Packaging)	167	3,662
MYR Group, Inc.* (Construction & Engineering)	181	14,315
Myriad Genetics, Inc.* (Biotechnology)	444	9,102
National Bank Holdings Corp. (Banks)	186	6,791
National Beverage Corp. (Beverages)	143	6,303
Nektar Therapeutics* (Pharmaceuticals)	890	3,676
NeoGenomics, Inc.* (Life Sciences Tools & Services)	726	6,861
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	244	21,755
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	270	3,534
NV5 Global, Inc.* (Construction & Engineering)	126	15,095
OFG Bancorp (Banks)	266	7,070
Omnicell, Inc.* (Health Care Technology)	470	51,310
OneSpan, Inc.* (Software)	181	2,558
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	528	37,561
OptimizeRx Corp.* (Health Care Technology)	190	5,341
Organogenesis Holdings, Inc.* (Biotechnology)	677	4,360

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	76	$6,012
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	109	9,766
Pacific Premier Bancorp, Inc. (Banks)	445	13,955
Pacira BioSciences, Inc.* (Pharmaceuticals)	290	21,626
Palomar Holdings, Inc.* (Insurance)	258	14,048
Park Aerospace Corp. (Aerospace & Defense)	92	1,076
Park National Corp. (Banks)	97	11,431
Patrick Industries, Inc. (Auto Components)	114	7,097
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	202	4,697
Perficient, Inc.* (IT Services)	353	35,092
PGT Innovations, Inc.* (Building Products)	287	5,100
Piper Sandler Cos. (Capital Markets)	151	17,361
Plantronics, Inc.* (Communications Equipment)	219	8,729
Preferred Bank (Banks)	146	9,800
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	285	15,578
Progress Software Corp. (Software)	473	22,695
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	375	8,299
Quaker Chemical Corp. (Chemicals)	83	13,505
RadNet, Inc.* (Health Care Providers & Services)	499	9,731
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,171	29,170
Ranger Oil Corp.* (Oil, Gas & Consumable Fuels)	226	7,198
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,229	11,921
REGENXBIO, Inc.* (Biotechnology)	181	5,025
Rent-A-Center, Inc. (Specialty Retail)	312	7,525
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	637	11,867
Rogers Corp.* (Electronic Equipment, Instruments & Components)	201	54,415
RPT Realty (Equity Real Estate Investment Trusts)	460	6,113
Safehold, Inc. (Equity Real Estate Investment Trusts)	151	6,501
Sally Beauty Holdings, Inc.* (Specialty Retail)	519	7,847
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	96	4,955
Seacoast Banking Corp. of Florida (Banks)	326	10,595
Selectquote, Inc.* (Insurance)	657	1,353
ServisFirst Bancshares, Inc. (Banks)	523	42,007
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	231	13,358
Shoe Carnival, Inc. (Specialty Retail)	187	5,646
Shutterstock, Inc. (Internet & Direct Marketing Retail)	249	18,854
Signet Jewelers, Ltd. (Specialty Retail)	564	39,593
Simulations Plus, Inc. (Health Care Technology)	102	4,759
SITE Centers Corp. (Equity Real Estate Investment Trusts)	1,057	16,806
Sleep Number Corp.* (Specialty Retail)	243	9,856
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,301	46,225
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	307	6,957
Sonos, Inc.* (Household Durables)	676	15,426
Southside Bancshares, Inc. (Banks)	218	8,543
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	7,638	57,284
SPS Commerce, Inc.* (Software)	385	46,057
SPX Corp.* (Machinery)	205	8,590
Standex International Corp. (Machinery)	63	5,925
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	549	22,542
Stewart Information Services Corp. (Insurance)	141	7,276
Sturm Ruger & Co., Inc.* (Leisure Products)	189	12,880
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	570	15,904
Surmodics, Inc.* (Health Care Equipment & Supplies)	97	3,750
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,114	17,969
TechTarget, Inc.* (Media)	285	19,183
Tennant Co. (Machinery)	85	5,489
The Bancorp, Inc.* (Banks)	614	13,932
The Buckle, Inc. (Specialty Retail)	314	9,753
The Children's Place, Inc.* (Specialty Retail)	147	6,811
The E.W. Scripps Co.* - Class A (Media)	281	4,625
The Ensign Group, Inc. (Health Care Providers & Services)	301	24,179
The Joint Corp.* (Health Care Providers & Services)	154	4,700
The Pennant Group, Inc.* (Health Care Providers & Services)	148	2,426
The Simply Good Foods Co.* (Food Products)	905	37,693
The St Joe Co. (Real Estate Management & Development)	353	18,782
Thryv Holdings, Inc.* (Media)	181	4,675
Tivity Health, Inc.* (Health Care Providers & Services)	223	7,165
Tompkins Financial Corp. (Banks)	55	4,015
Tootsie Roll Industries, Inc. (Food Products)	95	3,328
Triumph Bancorp, Inc.* (Banks)	253	17,568
Triumph Group, Inc.* (Aerospace & Defense)	692	15,598
Trupanion, Inc.* (Insurance)	368	23,412
TTEC Holdings, Inc. (IT Services)	196	14,467
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	63	6,538
UFP Industries, Inc. (Building Products)	663	51,296
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	481	14,993

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
uniQure N.V.* (Biotechnology)	385	$5,752
Unisys Corp.* (IT Services)	345	4,902
United Community Banks, Inc. (Banks)	718	21,641
United Natural Foods, Inc.* (Food & Staples Retailing)	621	26,660
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,466	18,164
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	75	3,764
Urban Edge Properties (Equity Real Estate Investment Trusts)	531	9,924
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	174	3,019
USANA Health Sciences, Inc.* (Personal Products)	83	6,363
Vanda Pharmaceuticals, Inc.* (Biotechnology)	382	3,789
Varex Imaging Corp.* (Health Care Equipment & Supplies)	272	5,399
Vector Group, Ltd. (Tobacco)	1,401	17,821
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	540	12,377
Vericel Corp.* (Biotechnology)	501	14,279
Veritex Holdings, Inc. (Banks)	529	17,378
Viad Corp.* (Commercial Services & Supplies)	116	3,799
Viavi Solutions, Inc.* (Communications Equipment)	1,527	21,898
Vir Biotechnology, Inc.* (Biotechnology)	792	16,117
Virtus Investment Partners, Inc. (Capital Markets)	77	13,641
Vista Outdoor, Inc.* (Leisure Products)	603	21,244
Vonage Holdings Corp.* (Software)	2,703	53,951
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	316	37,844
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	399	9,612
WD-40 Co. (Household Products)	85	15,638
Winnebago Industries, Inc. (Automobiles)	181	9,626
WisdomTree Investments, Inc. (Capital Markets)	724	4,221
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	406	8,047
World Acceptance Corp.* (Consumer Finance)	44	8,303
WSFS Financial Corp. (Thrifts & Mortgage Finance)	309	12,382
Xencor, Inc.* (Biotechnology)	625	15,613
XPEL, Inc.* (Auto Components)	178	7,702
Xperi Holding Corp. (Software)	583	9,095
Zynex, Inc. (Health Care Equipment & Supplies)	243	1,548
TOTAL COMMON STOCKS
(Cost $3,243,313)		4,612,006

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $4,000	$4,000	$4,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,000)		4,000

TOTAL INVESTMENT SECURITIES
(Cost $3,247,313) - 100.1%		4,616,006
Net other assets (liabilities) - (0.1)%		(4,559)

NET ASSETS - 100.0%		$4,611,447

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Small-Cap Growth ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$43,988	1.0%
Air Freight & Logistics	27,927	0.6%
Auto Components	76,554	1.7%
Automobiles	9,626	0.2%
Banks	385,272	8.3%
Beverages	61,495	1.3%
Biotechnology	173,163	3.8%
Building Products	85,848	1.9%
Capital Markets	66,032	1.4%
Chemicals	121,874	2.6%
Commercial Services & Supplies	18,041	0.4%
Communications Equipment	75,266	1.6%
Construction & Engineering	61,912	1.3%
Consumer Finance	29,276	0.6%
Containers & Packaging	3,662	0.1%
Diversified Telecommunication Services	17,842	0.4%
Electrical Equipment	24,254	0.5%
Electronic Equipment, Instruments & Components	144,347	3.1%
Energy Equipment & Services	5,382	0.1%
Entertainment	9,421	0.2%
Equity Real Estate Investment Trusts	370,027	8.0%
Food & Staples Retailing	26,660	0.6%
Food Products	51,650	1.1%
Gas Utilities	12,267	0.3%
Health Care Equipment & Supplies	157,741	3.4%
Health Care Providers & Services	177,239	3.8%
Health Care Technology	74,796	1.6%
Hotels, Restaurants & Leisure	58,746	1.3%
Household Durables	118,920	2.6%
Household Products	15,638	0.3%
Insurance	68,854	1.5%
Interactive Media & Services	3,803	0.1%
Internet & Direct Marketing Retail	22,964	0.5%
IT Services	132,632	2.9%
Leisure Products	54,784	1.2%
Life Sciences Tools & Services	6,861	0.2%
Machinery	164,107	3.6%
Marine	38,709	0.8%
Media	30,818	0.7%
Metals & Mining	34,504	0.8%
Mortgage Real Estate Investment Trusts	19,651	0.4%
Oil, Gas & Consumable Fuels	193,668	4.2%
Personal Products	56,514	1.2%
Pharmaceuticals	110,674	2.4%
Professional Services	102,527	2.2%
Real Estate Management & Development	29,798	0.7%
Road & Rail	19,267	0.4%
Semiconductors & Semiconductor Equipment	300,712	6.5%
Software	219,313	4.8%
Specialty Retail	173,087	3.8%
Technology Hardware, Storage & Peripherals	20,796	0.5%
Textiles, Apparel & Luxury Goods	56,940	1.2%
Thrifts & Mortgage Finance	126,499	2.7%
Tobacco	17,821	0.4%
Trading Companies & Distributors	46,168	1.0%
Water Utilities	49,189	1.1%
Wireless Telecommunication Services	6,480	0.1%
Other **	(559)	NM
Total	$4,611,447	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (60.3%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	19	$194
1Life Healthcare, Inc.* (Health Care Providers & Services)	81	571
1st Source Corp. (Banks)	12	519
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	14	106
22nd Century Group, Inc.* (Tobacco)	114	218
2seventy bio, Inc.* (Biotechnology)	17	229
2U, Inc.* (Diversified Consumer Services)	51	509
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	88	998
4D Molecular Therapeutics, Inc.* (Biotechnology)	20	238
89bio, Inc.* (Biotechnology)	7	15
8x8, Inc.* (Software)	80	734
9 Meters Biopharma, Inc.* (Pharmaceuticals)	160	67
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	15	266
A10 Networks, Inc. (Software)	42	600
AAON, Inc. (Building Products)	30	1,462
AAR Corp.* (Aerospace & Defense)	24	1,128
Aaron's Co., Inc. (The) (Specialty Retail)	22	452
Abercrombie & Fitch Co.* (Specialty Retail)	39	1,349
ABM Industries, Inc. (Commercial Services & Supplies)	47	2,269
Absci Corp.* (Life Sciences Tools & Services)	39	230
Acacia Research Corp.* (Professional Services)	35	164
Academy Sports & Outdoors, Inc. (Leisure Products)	55	2,055
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	84	1,548
Acadia Realty Trust (Equity Real Estate Investment Trusts)	61	1,276
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	40	473
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	23	22
ACCO Brands Corp. (Commercial Services & Supplies)	66	484
Accolade, Inc.* (Health Care Technology)	36	200
Accuray, Inc.* (Health Care Equipment & Supplies)	65	173
ACI Worldwide, Inc.* (Software)	83	2,292
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	36	444
Acumen Pharmaceuticals, Inc.* (Biotechnology)	20	77
Acushnet Holdings Corp. (Leisure Products)	24	978
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	13	17
Adagio Therapeutics, Inc.* (Biotechnology)	42	120
AdaptHealth Corp.* (Health Care Providers & Services)	51	646
Addus HomeCare Corp.* (Health Care Providers & Services)	11	927
Adicet Bio, Inc.* (Pharmaceuticals)	18	265
Adient PLC* (Auto Components)	67	2,287
Adtalem Global Education, Inc.* (Diversified Consumer Services)	35	1,026
ADTRAN, Inc. (Communications Equipment)	35	609
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	27	2,066
AdvanSix, Inc. (Chemicals)	19	846
Advantage Solutions, Inc.* (Media)	54	272
Advent Technologies Holdings, Inc.* (Electrical Equipment)	23	45
Adverum Biotechnologies, Inc.* (Biotechnology)	61	65
Aeglea BioTherapeutics, Inc.* (Biotechnology)	29	42
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	19	173
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	30	213
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	53	2,118
Aerovate Therapeutics, Inc.* (Biotechnology)	9	115
AeroVironment, Inc.* (Aerospace & Defense)	16	1,285
AerSale Corp.* (Aerospace & Defense)	11	159
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	75	246
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	11	176
Affimed N.V.* (Biotechnology)	82	308
AgEagle Aerial Systems, Inc.* (Machinery)	49	40
Agenus, Inc.* (Biotechnology)	155	287
Agiliti, Inc.* (Health Care Providers & Services)	17	336
Agilysys, Inc.* (Software)	15	552
Agios Pharmaceuticals, Inc.* (Biotechnology)	38	835
Agree Realty Corp. (Equity Real Estate Investment Trusts)	50	3,396
Air Transport Services Group, Inc.* (Air Freight & Logistics)	42	1,315
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	5	52
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	7	25
Akebia Therapeutics, Inc.* (Biotechnology)	123	51
Akero Therapeutics, Inc.* (Biotechnology)	18	189
Akouos, Inc.* (Biotechnology)	17	48
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	36	160
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	9	85
Alamo Group, Inc. (Machinery)	7	885
Alarm.com Holdings, Inc.* (Software)	33	2,016
Alaunos Therapeutics, Inc.* (Biotechnology)	148	79
Albany International Corp. - Class A (Machinery)	22	1,721
Albireo Pharma, Inc.* (Biotechnology)	12	382

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Aldeyra Therapeutics, Inc.* (Biotechnology)	34	$104
Alector, Inc.* (Biotechnology)	41	394
Alerus Financial Corp. (Diversified Financial Services)	11	281
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	52	1,102
Alexander's, Inc. (Equity Real Estate Investment Trusts)	2	496
Alignment Healthcare, Inc.* (Health Care Providers & Services)	56	538
Aligos Therapeutics, Inc.* (Biotechnology)	15	18
Alkami Technology, Inc.* (Software)	20	262
Alkermes PLC* (Biotechnology)	113	3,259
Allakos, Inc.* (Biotechnology)	25	94
Allegheny Technologies, Inc.* (Metals & Mining)	90	2,446
Allegiance Bancshares, Inc. (Banks)	13	531
Allegiant Travel Co.* (Airlines)	11	1,707
ALLETE, Inc. (Electric Utilities)	37	2,196
Allied Motion Technologies, Inc. (Electrical Equipment)	8	195
Allogene Therapeutics, Inc.* (Biotechnology)	48	401
Allovir, Inc.* (Biotechnology)	21	96
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	86	1,777
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	15	644
Alpha Teknova, Inc.* (Biotechnology)	5	56
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	50	543
Alpine Immune Sciences, Inc.* (Biotechnology)	8	74
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	13	146
Altair Engineering, Inc.* - Class A (Software)	33	1,793
Altimmune, Inc.* (Biotechnology)	28	127
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	50	289
Altra Industrial Motion Corp. (Machinery)	46	1,794
ALX Oncology Holdings, Inc.* (Biotechnology)	13	166
Amalgamated Financial Corp. (Banks)	10	176
A-Mark Precious Metals, Inc. (Diversified Financial Services)	6	473
Ambac Financial Group, Inc.* (Insurance)	32	247
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	25	2,052
AMC Entertainment Holdings, Inc.* (Entertainment)	364	5,568
AMC Networks, Inc.* - Class A (Media)	21	685
Amerant Bancorp, Inc. (Banks)	18	479
Ameresco, Inc.* - Class A (Construction & Engineering)	22	1,110
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	35	1,281
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	80	530
American Eagle Outfitters, Inc. (Specialty Retail)	108	1,632
American Equity Investment Life Holding Co. (Insurance)	58	2,188
American National Bankshares, Inc. (Banks)	7	243
American National Group, Inc. (Insurance)	5	943
American Outdoor Brands, Inc.* (Leisure Products)	10	126
American Public Education, Inc.* (Diversified Consumer Services)	13	253
American Software, Inc. - Class A (Software)	22	376
American States Water Co. (Water Utilities)	26	2,046
American Superconductor Corp.* (Electrical Equipment)	19	101
American Vanguard Corp. (Chemicals)	21	449
American Well Corp.* - Class A (Health Care Technology)	129	404
American Woodmark Corp.* (Building Products)	12	562
America's Car-Mart, Inc.* (Specialty Retail)	4	323
Ameris Bancorp (Banks)	47	1,960
AMERISAFE, Inc. (Insurance)	14	649
Amicus Therapeutics, Inc.* (Biotechnology)	186	1,317
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	72	1,354
AMMO, Inc.* (Leisure Products)	63	255
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	33	3,226
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	70	270
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	26	922
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	137	32
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	7	63
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	125	429
AnaptysBio, Inc.* (Biotechnology)	14	328
Anavex Life Sciences Corp.* (Biotechnology)	47	404
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts)	7	113
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	27	568
Angion Biomedica Corp.* (Pharmaceuticals)	15	19
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	8	236
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	10	215
Annexon, Inc.* (Biotechnology)	22	56
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	118	657
Anterix, Inc.* (Diversified Telecommunication Services)	8	415
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	202	7,111
Apartment Investment and Management Co.* (Equity Real Estate Investment Trusts)	107	674

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Apellis Pharmaceuticals, Inc.* (Biotechnology)	55	$2,393
API Group Corp.* (Construction & Engineering)	142	2,636
Apogee Enterprises, Inc. (Building Products)	17	748
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	99	1,192
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	27	985
Appfolio, Inc.* (Software)	13	1,350
AppHarvest, Inc.*(a) (Food Products)	49	201
Appian Corp.* (Software)	28	1,338
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	151	2,671
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	27	2,827
Applied Molecular Transport, Inc.* (Biotechnology)	18	77
Applied Therapeutics, Inc.* (Biotechnology)	12	24
Apyx Medical Corp.* (Health Care Equipment & Supplies)	22	83
AquaBounty Technologies, Inc.* (Biotechnology)	46	62
Arbor Realty Trust, Inc.* (Mortgage Real Estate Investment Trusts)	102	1,744
Arbutus Biopharma Corp.* (Biotechnology)	64	149
ArcBest Corp. (Road & Rail)	18	1,299
Arcellx, Inc.* (Biotechnology)	6	66
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	11	1,830
Archrock, Inc. (Energy Equipment & Services)	95	827
Arcimoto, Inc.* (Automobiles)	20	67
Arconic Corp.* (Metals & Mining)	75	1,887
Arcosa, Inc. (Construction & Engineering)	34	1,820
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	15	291
Arcus Biosciences, Inc.* (Biotechnology)	32	775
Arcutis Biotherapeutics, Inc.* (Biotechnology)	19	384
Ardelyx, Inc.* (Biotechnology)	68	56
Ares Commercial Real Estate Corp.* (Mortgage Real Estate Investment Trusts)	31	467
Argan, Inc. (Construction & Engineering)	11	405
Argo Group International Holdings, Ltd. (Insurance)	22	942
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	14	237
Arko Corp. (Specialty Retail)	59	547
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	60	464
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	47	637
ARMOUR Residential REIT, Inc.* (Mortgage Real Estate Investment Trusts)	63	462
Array Technologies, Inc.* (Electrical Equipment)	90	588
Arrow Financial Corp. (Banks)	10	313
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	72	2,959
Arteris, Inc.* (Software)	4	47
Artesian Resources Corp. - Class A (Water Utilities)	6	279
Artisan Partners Asset Management, Inc. (Capital Markets)	41	1,318
Artivion, Inc.* (Health Care Equipment & Supplies)	27	548
Arvinas, Inc.* (Pharmaceuticals)	33	1,814
Asana, Inc.* - Class A (Software)	52	1,394
Asbury Automotive Group, Inc.* (Specialty Retail)	16	2,940
Asensus Surgical, Inc.* (Health Care Equipment & Supplies)	165	75
ASGN, Inc.* (Professional Services)	36	4,084
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	12	85
Aspen Aerogels, Inc.* (Energy Equipment & Services)	16	346
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	51	32
Assetmark Financial Holdings, Inc.* (Capital Markets)	13	250
Associated Banc-Corp. (Banks)	105	2,095
Associated Capital Group, Inc. - Class A (Capital Markets)	1	40
Astec Industries, Inc. (Machinery)	16	626
Astronics Corp.* (Aerospace & Defense)	18	174
Atara Biotherapeutics, Inc.* (Biotechnology)	61	388
Atea Pharmaceuticals, Inc.* (Biotechnology)	46	270
Aterian, Inc.* (Household Durables)	18	92
Athenex, Inc.* (Biotechnology)	61	29
Athersys, Inc.* (Biotechnology)	150	74
Athira Pharma, Inc.* (Pharmaceuticals)	23	237
Atkore, Inc.* (Electrical Equipment)	32	3,074
Atlantic Union Bankshares (Banks)	53	1,790
Atlanticus Holdings Corp.* (Consumer Finance)	3	129
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	20	1,379
Atlas Technical Consultants, Inc.* (Professional Services)	10	121
ATN International, Inc. (Diversified Telecommunication Services)	8	316
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	14	146
Atossa Therapeutics, Inc.* (Health Care Equipment & Supplies)	83	84
Atreca, Inc.* - Class A (Biotechnology)	18	35
AtriCure, Inc.* (Health Care Equipment & Supplies)	32	1,662
Atrion Corp. (Health Care Equipment & Supplies)	1	627
Aura Biosciences, Inc.* (Biotechnology)	4	68
Avalo Therapeutics, Inc.* (Pharmaceuticals)	44	18

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	34	$991
Avaya Holdings Corp.* - Class C (Software)	59	546
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	28	82
Aviat Networks, Inc.* (Communications Equipment)	8	239
Avid Bioservices, Inc.* (Biotechnology)	43	579
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	26	824
Avidity Biosciences, Inc.* (Biotechnology)	27	386
AvidXchange Holdings, Inc.* (Software)	18	147
Avient Corp. (Chemicals)	64	3,151
Avis Budget Group, Inc.* (Road & Rail)	29	7,763
Avista Corp. (Multi-Utilities)	50	2,029
Avita Medical, Inc.* (Biotechnology)	17	104
Avrobio, Inc.* (Biotechnology)	27	25
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	23	1,252
AxoGen, Inc.* (Health Care Equipment & Supplies)	27	195
Axonics, Inc.* (Health Care Equipment & Supplies)	32	1,658
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	40	1,515
Axsome Therapeutics, Inc.* (Pharmaceuticals)	20	635
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	29	171
AZZ, Inc. (Electrical Equipment)	17	776
B Riley Financial, Inc. (Capital Markets)	14	632
B&G Foods, Inc. (Food Products)	45	1,212
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	39	293
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	21	1,694
Balchem Corp. (Chemicals)	23	2,834
Bally's Corp.* (Hotels, Restaurants & Leisure)	23	686
Banc of California, Inc. (Banks)	39	704
BancFirst Corp. (Banks)	12	981
Banco Latinoamericano de Comercio Exterior S.A.* - Class E (Diversified Financial Services)	22	319
Bandwidth, Inc.* (Diversified Telecommunication Services)	16	354
Bank First Corp. (Banks)	5	354
Bank of Marin Bancorp (Banks)	11	344
BankUnited, Inc. (Banks)	60	2,252
Banner Corp. (Banks)	24	1,289
Bar Harbor Bankshares (Banks)	10	261
Barnes & Noble Education, Inc.* (Specialty Retail)	32	97
Barnes Group, Inc. (Machinery)	33	1,108
Barrett Business Services, Inc. (Professional Services)	5	360
Bassett Furniture Industries, Inc. (Household Durables)	6	99
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	39	2,326
Beam Global* (Electrical Equipment)	6	93
Beam Therapeutics, Inc.* (Biotechnology)	36	1,351
Beazer Homes USA, Inc.* (Household Durables)	21	317
Bed Bath & Beyond, Inc.*(a) (Specialty Retail)	68	925
Belden, Inc. (Electronic Equipment, Instruments & Components)	31	1,601
BellRing Brands, Inc.* (Personal Products)	79	1,694
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	25	594
Benefitfocus, Inc.* (Software)	18	192
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	34	169
Berkshire Hills Bancorp, Inc. (Banks)	35	866
Berry Corp. (Oil, Gas & Consumable Fuels)	48	527
Beyondspring, Inc.* (Biotechnology)	16	24
BGC Partners, Inc. - Class A (Capital Markets)	223	809
Big 5 Sporting Goods Corp. (Specialty Retail)	15	217
Big Lots, Inc. (Multiline Retail)	21	649
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	34	608
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	1	136
BioAtla, Inc.* (Biotechnology)	11	38
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	127	1,180
Biodesix, Inc.* (Health Care Providers & Services)	10	16
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	39	3,477
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	7	89
Biomea Fusion, Inc.* (Biotechnology)	15	45
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	206	336
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	20	241
Bioxcel Therapeutics, Inc.* (Biotechnology)	12	157
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	16	445
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	97	6,243
Black Diamond Therapeutics, Inc.* (Biotechnology)	16	39
Black Hills Corp. (Multi-Utilities)	45	3,296
Blackbaud, Inc.* (Software)	34	1,972
Blackline, Inc.* (Software)	38	2,548
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	111	3,335
Blink Charging Co.*(a) (Electrical Equipment)	26	497
Bloom Energy Corp.* (Electrical Equipment)	100	1,856
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	63	1,385
Blucora, Inc.* (Capital Markets)	34	689

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Blue Bird Corp.* (Machinery)	12	$192
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	20	252
Blue Ridge Bankshares, Inc. (Banks)	12	175
Bluebird Bio, Inc.* (Biotechnology)	48	174
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	10	263
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	6	400
Blueprint Medicines Corp.* (Biotechnology)	41	2,391
Boise Cascade Co. (Trading Companies & Distributors)	28	2,116
Bolt Biotherapeutics, Inc.* (Biotechnology)	16	25
Boot Barn Holdings, Inc.* (Specialty Retail)	21	1,891
Boston Omaha Corp.* - Class A (Media)	14	292
Bottomline Technologies, Inc.* (Software)	31	1,755
Box, Inc.* - Class A (Software)	96	2,940
Brady Corp. - Class A (Commercial Services & Supplies)	33	1,477
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	40	242
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	120	1,400
Bridgebio Pharma, Inc.* (Biotechnology)	75	602
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	15	240
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	31	768
Bright Health Group, Inc.* (Insurance)	183	329
Brightcove, Inc.* (IT Services)	29	204
Brightsphere Investment Group, Inc. (Capital Markets)	23	461
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	60	510
BrightView Holdings, Inc.* (Commercial Services & Supplies)	33	418
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	31	1,126
Bristow Group, Inc.* (Energy Equipment & Services)	17	507
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	91	711
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	111	2,297
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	131	810
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	45	3,191
Brookline Bancorp, Inc. (Banks)	54	781
Brooklyn ImmunoTherapeutics, Inc.* (Entertainment)	21	22
BRP Group, Inc.* - Class A (Insurance)	33	763
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	8	175
BTRS Holdings, Inc.* (Software)	67	450
Business First Bancshares, Inc. (Banks)	14	310
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	94	313
Byline Bancorp, Inc. (Banks)	18	422
Byrna Technologies, Inc.* (Aerospace & Defense)	13	77
C4 Therapeutics, Inc.* (Biotechnology)	27	231
Cabot Corp. (Chemicals)	40	2,634
Cactus, Inc. - Class A (Energy Equipment & Services)	39	1,947
Cadence Bank (Banks)	128	3,205
Cadiz, Inc.* (Water Utilities)	16	32
Cadre Holdings, Inc. (Aerospace & Defense)	4	102
Caesarstone, Ltd.* (Building Products)	16	157
CalAmp Corp.* (Communications Equipment)	25	137
Calavo Growers, Inc. (Food Products)	12	435
Caleres, Inc. (Specialty Retail)	26	596
California Resources Corp. (Oil, Gas & Consumable Fuels)	57	2,292
California Water Service Group (Water Utilities)	37	1,919
Calix, Inc.* (Communications Equipment)	39	1,556
Callaway Golf Co.* (Leisure Products)	82	1,799
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	34	1,743
Cal-Maine Foods, Inc. (Food Products)	29	1,558
Cambium Networks Corp.* (Communications Equipment)	8	122
Cambridge Bancorp (Banks)	5	409
Camden National Corp. (Banks)	10	448
Camping World Holdings, Inc. - Class A (Specialty Retail)	29	745
Cannae Holdings, Inc.* (Diversified Financial Services)	60	1,344
Canoo, Inc.*(a) (Automobiles)	75	360
Cantaloupe, Inc.* (IT Services)	41	224
Capital Bancorp, Inc. (Banks)	6	135
Capital City Bank Group, Inc. (Banks)	9	230
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	92	886
Capstar Financial Holdings, Inc. (Banks)	14	282
Cara Therapeutics, Inc.* (Biotechnology)	31	270
Cardiff Oncology, Inc.* (Biotechnology)	27	36
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	28	524
Cardlytics, Inc.* (Media)	23	785
CareDx, Inc.* (Biotechnology)	36	1,096
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	68	1,102
Cargurus, Inc.* (Interactive Media & Services)	67	2,190
Caribou Biosciences, Inc.* (Biotechnology)	36	266
CarLotz, Inc.* (Specialty Retail)	50	44
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	34	204
Carpenter Technology Corp. (Metals & Mining)	34	1,298
Carriage Services, Inc. (Diversified Consumer Services)	11	472

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	24	$38
Cars.com, Inc.* (Interactive Media & Services)	48	534
Carter Bankshares, Inc.* (Banks)	18	294
Casa Systems, Inc.* (Communications Equipment)	22	108
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	35	2,878
Cass Information Systems, Inc. (IT Services)	10	387
Cassava Sciences, Inc.* (Pharmaceuticals)	27	563
Castle Biosciences, Inc.* (Biotechnology)	15	335
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	69	526
CatchMark Timber Trust, Inc.* - Class A (Equity Real Estate Investment Trusts)	35	287
Cathay General Bancorp (Banks)	51	2,045
Cavco Industries, Inc.* (Household Durables)	7	1,654
CBIZ, Inc.* (Professional Services)	35	1,466
CBTX, Inc. (Banks)	13	371
CECO Environmental Corp.* (Commercial Services & Supplies)	22	105
Celcuity, Inc.* (Biotechnology)	7	46
Celldex Therapeutics, Inc.* (Biotechnology)	32	978
CEL-SCI Corp.* (Biotechnology)	25	72
Celsius Holdings, Inc.* (Beverages)	38	1,975
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	130	1,006
Centerspace (Equity Real Estate Investment Trusts)	10	923
Central Garden & Pet Co.* (Household Products)	7	307
Central Garden & Pet Co.* - Class A (Household Products)	28	1,159
Central Pacific Financial Corp. (Banks)	19	459
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	7	194
Century Aluminum Co.* (Metals & Mining)	36	607
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	19	199
Century Communities, Inc. (Household Durables)	21	1,107
Century Therapeutics, Inc.* (Biotechnology)	12	144
Cerence, Inc.* (Software)	28	826
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	29	849
Cerus Corp.* (Health Care Equipment & Supplies)	119	550
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	16	581
ChampionX Corp. (Energy Equipment & Services)	143	3,017
ChannelAdvisor Corp.* (Software)	21	305
Chart Industries, Inc.* (Machinery)	26	4,389
Chase Corp. (Chemicals)	5	422
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	34	488
ChemoCentryx, Inc.* (Biotechnology)	38	701
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	74	6,070
Chesapeake Utilities Corp. (Gas Utilities)	12	1,502
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	4	71
Chicken Soup For The Soul Entertainment, Inc.* (Entertainment)	5	44
Chico's FAS, Inc.* (Specialty Retail)	85	451
Chimera Investment Corp.* (Mortgage Real Estate Investment Trusts)	166	1,663
Chimerix, Inc.* (Biotechnology)	51	224
Chinook Therapeutics, Inc.* (Biotechnology)	28	424
ChromaDex Corp.* (Life Sciences Tools & Services)	33	62
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	14	350
Cimpress PLC* (Commercial Services & Supplies)	12	606
CinCor Pharma, Inc.* (Pharmaceuticals)	8	190
Cinemark Holdings, Inc.* (Entertainment)	76	1,205
CIRCOR International, Inc.* (Machinery)	13	255
Citi Trends, Inc.* (Specialty Retail)	6	168
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	87	88
Citizens & Northern Corp. (Banks)	11	258
Citizens, Inc.* (Insurance)	35	105
City Holding Co. (Banks)	11	851
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	30	445
Civista Bancshares, Inc. (Banks)	10	208
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	31	1,817
Clarus Corp. (Leisure Products)	19	425
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	109	639
Cleanspark, Inc.* (Software)	28	182
Clear Channel Outdoor Holdings, Inc.* (Media)	256	630
Clearfield, Inc.* (Communications Equipment)	8	466
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	13	111
Clearwater Paper Corp.* (Paper & Forest Products)	12	397
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	25	711
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	58	1,771
Clene, Inc.* (Biotechnology)	14	36
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	9	80
Clovis Oncology, Inc.* (Biotechnology)	80	160
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	20	3,578
CNB Financial Corp. (Banks)	11	273
CNO Financial Group, Inc. (Insurance)	85	2,052

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	142	$2,918
Coastal Financial Corp.* (Banks)	7	287
Coca-Cola Consolidated, Inc. (Beverages)	3	1,325
Codex DNA, Inc.* (Life Sciences Tools & Services)	6	22
Codexis, Inc.* (Life Sciences Tools & Services)	42	505
Codiak Biosciences, Inc.* (Biotechnology)	11	33
Coeur Mining, Inc.* (Metals & Mining)	181	657
Cogent Biosciences, Inc.* (Biotechnology)	26	167
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	30	1,755
Cohen & Steers, Inc. (Capital Markets)	18	1,398
Coherus Biosciences, Inc.* (Biotechnology)	46	416
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	34	903
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	24	386
Columbia Banking System, Inc. (Banks)	55	1,544
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	28	531
Columbus McKinnon Corp. (Machinery)	20	709
Comfort Systems USA, Inc. (Construction & Engineering)	25	2,111
Commercial Metals Co. (Metals & Mining)	85	3,484
Commercial Vehicle Group, Inc.* (Machinery)	23	165
Community Bank System, Inc. (Banks)	38	2,447
Community Health Systems, Inc.* (Health Care Providers & Services)	88	675
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	17	626
Community Trust Bancorp, Inc. (Banks)	11	438
CommVault Systems, Inc.* (Software)	31	1,891
Compass Minerals International, Inc. (Metals & Mining)	24	1,419
Computer Programs and Systems, Inc.* (Health Care Technology)	10	319
CompX International, Inc. (Commercial Services & Supplies)	1	21
comScore, Inc.* (Media)	49	99
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	65	1,107
Comtech Telecommunications Corp. (Communications Equipment)	18	245
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	18	100
Conduent, Inc.* (IT Services)	118	664
CONMED Corp. (Health Care Equipment & Supplies)	20	2,658
ConnectOne Bancorp, Inc. (Banks)	26	724
Conn's, Inc.* (Specialty Retail)	13	203
Consensus Cloud Solutions, Inc.* (Software)	11	580
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	24	1,141
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	51	303
Constellium SE* (Metals & Mining)	88	1,469
Construction Partners, Inc.* - Class A (Construction & Engineering)	28	723
Convey Health Solutions Holdings, Inc.* (Health Care Technology)	9	46
Cooper-Standard Holding, Inc.* (Auto Components)	12	55
Corcept Therapeutics, Inc.* (Pharmaceuticals)	62	1,334
CoreCard Corp.* (Software)	5	114
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	85	1,057
CorMedix, Inc.* (Pharmaceuticals)	27	93
Cornerstone Building Brands, Inc.* (Building Products)	39	951
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	80	2,135
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	19	287
Cortexyme, Inc.* (Biotechnology)	14	51
CorVel Corp.* (Health Care Providers & Services)	6	930
Costamare, Inc. (Marine)	37	496
Couchbase, Inc.* (Software)	17	289
Coursera, Inc.* (Diversified Consumer Services)	52	978
Covenant Logistics Group, Inc. - Class A (Road & Rail)	9	185
Covetrus, Inc.* (Health Care Providers & Services)	73	1,007
Cowen, Inc. - Class A (Capital Markets)	19	434
CRA International, Inc. (Professional Services)	5	412
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	17	1,887
Crawford & Co. - Class A (Insurance)	11	86
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	16	177
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	21	330
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	33	671
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	41	2,723
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	25	469
CrossFirst Bancshares, Inc.* (Banks)	33	423
CryoPort, Inc.* (Health Care Equipment & Supplies)	29	654
CS Disco, Inc.* (Software)	11	338
CSG Systems International, Inc. (IT Services)	23	1,414
CSW Industrials, Inc. (Building Products)	11	1,161
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	4	255

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
CTS Corp. (Electronic Equipment, Instruments & Components)	23	$814
Cue BioPharma, Inc.* (Biotechnology)	22	87
Cue Health, Inc.* (Health Care Equipment & Supplies)	10	67
Cullinan Oncology, Inc.* (Biotechnology)	18	177
CuriosityStream, Inc.* (Entertainment)	18	37
Curis, Inc.* (Biotechnology)	61	56
Curo Group Holdings Corp. (Consumer Finance)	15	176
Cushman & Wakefield PLC* (Real Estate Management & Development)	98	1,754
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	41	269
Customers Bancorp, Inc.* (Banks)	22	926
Cutera, Inc.* (Health Care Equipment & Supplies)	12	652
CVB Financial Corp. (Banks)	97	2,233
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	21	526
CVRx, Inc.* (Health Care Equipment & Supplies)	8	50
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	60	136
Cyteir Therapeutics, Inc.* (Pharmaceuticals)	13	29
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	69	652
Cytokinetics, Inc.* (Biotechnology)	56	2,232
CytomX Therapeutics, Inc.* (Biotechnology)	46	79
CytoSorbents Corp.* (Health Care Equipment & Supplies)	29	61
Daily Journal Corp.* (Media)	1	257
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	26	87
Dana, Inc. (Auto Components)	103	1,525
Danimer Scientific, Inc.* (Chemicals)	64	251
DarioHealth Corp.* (Health Care Equipment & Supplies)	10	50
Daseke, Inc.* (Road & Rail)	28	235
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	31	1,411
Day One Biopharmaceuticals, Inc.* (Biotechnology)	16	136
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	28	283
Delek US Holdings, Inc.* (Oil, Gas & Consumable Fuels)	46	1,113
Deluxe Corp. (Commercial Services & Supplies)	30	812
Denali Therapeutics, Inc.* (Biotechnology)	64	1,522
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	36	2,303
Denny's Corp.* (Hotels, Restaurants & Leisure)	44	564
DermTech, Inc.* (Biotechnology)	17	145
Design Therapeutics, Inc.* (Biotechnology)	19	227
Designer Brands, Inc. (Specialty Retail)	43	594
Desktop Metal, Inc.* - Class A (Machinery)	132	463
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	99	556
Diamond Hill Investment Group, Inc. (Capital Markets)	2	337
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	148	1,572
DICE Therapeutics, Inc.* (Pharmaceuticals)	10	203
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	51	209
Digi International, Inc.* (Communications Equipment)	24	454
Digimarc Corp.* (Software)	9	233
Digital Media Solutions, Inc.* - Class A (Media)	2	6
Digital Turbine, Inc.* (Software)	64	2,026
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	342	2,380
DigitalOcean Holdings, Inc.* (IT Services)	36	1,419
Dillard's, Inc. - Class A (Multiline Retail)	4	1,215
Dime Community Bancshares, Inc. (Banks)	24	755
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	12	860
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	31	2,264
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	167	376
DMC Global, Inc.* (Energy Equipment & Services)	14	280
Domo, Inc.* (Software)	20	828
Donegal Group, Inc. - Class A (Insurance)	10	135
Donnelley Financial Solutions, Inc.* (Capital Markets)	21	615
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	22	324
Dorman Products, Inc.* (Auto Components)	19	1,876
Douglas Dynamics, Inc. (Machinery)	16	495
Douglas Elliman, Inc. (Real Estate Management & Development)	51	309
Dril-Quip, Inc.* (Energy Equipment & Services)	25	722
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	58	71
Ducommun, Inc.* (Aerospace & Defense)	8	409
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	9	110
Durect Corp.* (Pharmaceuticals)	160	72
DXP Enterprises, Inc.* (Trading Companies & Distributors)	12	284
Dycom Industries, Inc.* (Construction & Engineering)	21	1,783
Dynavax Technologies Corp.* (Biotechnology)	76	671
Dyne Therapeutics, Inc.* (Biotechnology)	21	168
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	25	406
DZS, Inc.* (Communications Equipment)	12	145
E2open Parent Holdings, Inc.* (Software)	140	1,084
Eagle Bancorp, Inc. (Banks)	22	1,108
Eagle Bulk Shipping, Inc. (Marine)	7	436

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Eagle Pharmaceuticals, Inc.* (Biotechnology)	8	$353
Eargo, Inc.* (Health Care Equipment & Supplies)	21	79
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	22	297
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	61	1,162
Eastern Bankshares, Inc. (Banks)	121	2,318
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	29	5,439
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	32	165
Ebix, Inc. (Software)	19	566
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	26	607
Ecovyst, Inc. (Chemicals)	42	423
Edgewell Personal Care Co. (Personal Products)	38	1,449
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	27	215
Editas Medicine, Inc.* (Biotechnology)	48	636
eGain Corp.* (Software)	15	155
eHealth, Inc.* (Insurance)	17	137
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	23	158
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	13	138
elf Beauty, Inc.* (Personal Products)	34	827
Eliem Therapeutics, Inc.* (Biotechnology)	4	13
Ellington Financial, Inc.* (Mortgage Real Estate Investment Trusts)	38	615
EMCOR Group, Inc. (Construction & Engineering)	38	4,045
EMCORE Corp.* (Communications Equipment)	26	90
Emerald Holding, Inc.* (Media)	17	46
Emergent BioSolutions, Inc.* (Biotechnology)	35	1,133
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts)	101	873
Employers Holdings, Inc. (Insurance)	20	787
Enact Holdings, Inc.* (Thrifts & Mortgage Finance)	10	236
Enanta Pharmaceuticals, Inc.* (Biotechnology)	14	902
Encore Capital Group, Inc.* (Consumer Finance)	17	983
Encore Wire Corp. (Electrical Equipment)	14	1,579
Endo International PLC* (Pharmaceuticals)	162	324
Energizer Holdings, Inc. (Household Products)	47	1,423
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	109	819
Energy Recovery, Inc.* (Machinery)	29	537
Enerpac Tool Group Corp. (Machinery)	43	863
EnerSys (Electrical Equipment)	29	1,898
Enfusion, Inc.* - Class A (Software)	15	192
EngageSmart, Inc.* (Software)	11	230
Ennis, Inc. (Commercial Services & Supplies)	18	311
Enova International, Inc.* (Consumer Finance)	26	972
EnPro Industries, Inc. (Machinery)	15	1,398
Enstar Group, Ltd.* (Insurance)	9	2,122
Entercom Communications Corp.* (Media)	83	211
Enterprise Bancorp, Inc. (Banks)	7	238
Enterprise Financial Services Corp. (Banks)	24	1,060
Entrada Therapeutics, Inc.* (Biotechnology)	7	42
Entravision Communications Corp. - Class A (Media)	42	217
Envestnet, Inc.* (Software)	38	3,026
Eos Energy Enterprises, Inc.* (Electrical Equipment)	31	66
Epizyme, Inc.* (Biotechnology)	101	65
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	19	1,073
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	289	2,272
Equity Bancshares, Inc. - Class A (Banks)	10	305
Equity Commonwealth* (Equity Real Estate Investment Trusts)	77	2,017
Erasca, Inc.* (Biotechnology)	45	328
Eros STX Global Corp.* (Entertainment)	11	19
Escalade, Inc. (Leisure Products)	7	92
ESCO Technologies, Inc. (Machinery)	18	1,124
Esperion Therapeutics, Inc.* (Biotechnology)	41	233
Esports Technologies, Inc.* (Hotels, Restaurants & Leisure)	9	33
Essent Group, Ltd. (Thrifts & Mortgage Finance)	76	3,079
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts)	85	2,040
Ethan Allen Interiors, Inc. (Household Durables)	16	380
European Wax Center, Inc. - Class A (Diversified Consumer Services)	9	247
Evelo Biosciences, Inc.* (Biotechnology)	21	52
Eventbrite, Inc.* (Interactive Media & Services)	54	571
EverCommerce, Inc.* (Software)	21	260
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	60	1,042
EverQuote, Inc.* - Class A (Interactive Media & Services)	14	194
EVERTEC, Inc. (IT Services)	43	1,695
EVI Industries, Inc.* (Trading Companies & Distributors)	3	43
Evo Payments, Inc.* (IT Services)	33	743
Evolent Health, Inc.* (Health Care Technology)	56	1,541
Evolus, Inc.* (Pharmaceuticals)	23	257
Evoqua Water Technologies Corp.* (Machinery)	82	3,419
Exagen, Inc.* (Health Care Providers & Services)	7	43
ExlService Holdings, Inc.* (IT Services)	23	3,132

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
eXp World Holdings, Inc. (Real Estate Management & Development)	44	$589
Exponent, Inc. (Professional Services)	37	3,545
Expro Group Holdings N.V.* (Energy Equipment & Services)	33	504
Extreme Networks, Inc.* (Communications Equipment)	90	864
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	18	203
EZCORP, Inc.* - Class A (Consumer Finance)	35	245
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	22	193
Fabrinet* (Electronic Equipment, Instruments & Components)	26	2,553
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	28	190
Farmers National Bancorp (Banks)	22	337
Farmland Partners, Inc.* (Equity Real Estate Investment Trusts)	20	294
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	13	446
Fate Therapeutics, Inc.* (Biotechnology)	57	1,627
Fathom Holdings, Inc.* (Real Estate Management & Development)	5	37
FB Financial Corp. (Banks)	24	925
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	6	615
Federal Signal Corp. (Machinery)	43	1,463
Federated Hermes, Inc. - Class B (Capital Markets)	66	1,880
FibroGen, Inc.* (Biotechnology)	61	567
Fidelity D&D Bancorp, Inc. (Banks)	3	112
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	12	82
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	13	29
Financial Institutions, Inc. (Banks)	11	306
Finch Therapeutics Group, Inc.* (Biotechnology)	8	20
First Advantage Corp.* (Professional Services)	39	677
First Bancorp (Banks)	140	1,905
First Bancorp (Banks)	24	899
First Bank/Hamilton NJ (Banks)	11	157
First Busey Corp. (Banks)	35	786
First Commonwealth Financial Corp. (Banks)	66	890
First Community Bancshares, Inc. (Banks)	12	320
First Financial Bancorp (Banks)	65	1,329
First Financial Bancshares, Inc. (Banks)	92	3,679
First Financial Corp. (Banks)	8	341
First Foundation, Inc. (Banks)	35	778
First Internet Bancorp (Banks)	7	269
First Interstate BancSystem, Inc. - Class A (Banks)	62	2,016
First Merchants Corp. (Banks)	38	1,489
First Mid Bancshares, Inc. (Banks)	12	432
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	8	104
FirstCash Holdings, Inc. (Consumer Finance)	28	2,234
Fisker, Inc.*(a) (Automobiles)	115	1,157
Five Star Bancorp* (Banks)	9	225
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	37	1,306
Flexsteel Industries, Inc. (Household Durables)	4	87
Fluent, Inc.* (Media)	31	42
Fluor Corp.* (Construction & Engineering)	100	2,475
Flushing Financial Corp. (Banks)	21	452
Flywire Corp.* (IT Services)	40	1,220
Focus Financial Partners, Inc.* (Capital Markets)	46	1,815
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	14	162
Forestar Group, Inc.* (Real Estate Management & Development)	12	196
Forian, Inc.* (Health Care Technology)	13	44
Forma Therapeutics Holdings, Inc.* (Biotechnology)	24	181
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	55	2,096
Forrester Research, Inc.* (Professional Services)	8	446
Forte Biosciences, Inc.* (Biotechnology)	8	9
Fortress Biotech, Inc.* (Biotechnology)	52	57
Forward Air Corp. (Air Freight & Logistics)	19	1,841
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	34	336
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	54	1,483
Fox Factory Holding Corp.* (Auto Components)	30	2,456
Franchise Group, Inc. (Diversified Consumer Services)	20	746
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	25	332
Franklin Covey Co.* (Professional Services)	9	361
Franklin Electric Co., Inc. (Machinery)	33	2,308
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	72	372
Frequency Therapeutics, Inc.* (Biotechnology)	23	30
Fresh Del Monte Produce, Inc. (Food Products)	24	625
Frontier Group Holdings, Inc.* (Airlines)	25	265
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	87	725
FRP Holdings, Inc.* (Real Estate Management & Development)	5	283
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	5	147
FTC Solar, Inc.* (Electrical Equipment)	29	81
fuboTV, Inc.* (Interactive Media & Services)	95	360
FuelCell Energy, Inc.* (Electrical Equipment)	261	1,065

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	19	$183
Fulgent Genetics, Inc.* (Health Care Providers & Services)	15	823
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	23	208
Fulton Financial Corp. (Banks)	112	1,699
Funko, Inc.* (Distributors)	19	310
FutureFuel Corp. (Chemicals)	18	171
G1 Therapeutics, Inc.* (Biotechnology)	28	144
GAMCO Investors, Inc. - Class A (Capital Markets)	4	80
GAN, Ltd.* (Hotels, Restaurants & Leisure)	28	104
Gannett Co., Inc.* (Media)	99	397
Gatos Silver, Inc.* (Metals & Mining)	33	112
GATX Corp. (Trading Companies & Distributors)	25	2,585
GCM Grosvenor, Inc. - Class A (Capital Markets)	31	256
GCP Applied Technologies, Inc.* (Chemicals)	47	1,474
Gemini Therapeutics, Inc.* (Biotechnology)	15	23
Genco Shipping & Trading, Ltd. (Marine)	23	507
Generation Bio Co.* (Biotechnology)	31	196
Genesco, Inc.* (Specialty Retail)	10	620
Genius Brands International, Inc.* (Leisure Products)	199	141
Gentherm, Inc.* (Auto Components)	23	1,551
Genworth Financial, Inc.* (Insurance)	358	1,328
German American Bancorp, Inc. (Banks)	17	597
Geron Corp.* (Biotechnology)	215	303
Getty Realty Corp. (Equity Real Estate Investment Trusts)	29	780
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	140	519
Gibraltar Industries, Inc.* (Building Products)	23	870
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	31	821
Glacier Bancorp, Inc. (Banks)	78	3,569
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	26	547
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	22	801
Glatfelter Corp. (Paper & Forest Products)	31	341
Glaukos Corp.* (Health Care Equipment & Supplies)	32	1,513
Global Blood Therapeutics, Inc.* (Biotechnology)	44	1,351
Global Industrial Co. (Trading Companies & Distributors)	9	278
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	42	620
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	74	1,038
Global Water Resources, Inc. (Water Utilities)	9	129
Globalstar, Inc.* (Diversified Telecommunication Services)	428	496
GMS, Inc.* (Trading Companies & Distributors)	30	1,439
Gogo, Inc.* (Wireless Telecommunication Services)	42	773
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	72	1,607
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	12	576
Golden Nugget Online Gaming, Inc.* (Hotels, Restaurants & Leisure)	28	140
Goosehead Insurance, Inc. (Insurance)	13	747
GoPro, Inc.* - Class A (Household Durables)	91	812
Gossamer Bio, Inc.* (Biotechnology)	44	304
GrafTech International, Ltd. (Electrical Equipment)	141	1,280
Graham Holdings Co. - Class B (Diversified Consumer Services)	3	1,776
Granite Construction, Inc. (Construction & Engineering)	32	949
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	38	370
Graphite Bio, Inc.* (Biotechnology)	21	84
Gray Television, Inc. (Media)	60	1,111
Great Ajax Corp.* (Mortgage Real Estate Investment Trusts)	15	140
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	46	635
Great Southern Bancorp, Inc. (Banks)	7	397
Green Brick Partners, Inc.* (Household Durables)	22	433
Green Dot Corp.* - Class A (Consumer Finance)	38	1,006
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	34	954
GreenBox POS* (IT Services)	13	47
Greenhill & Co., Inc. (Capital Markets)	10	121
Greenlane Holdings, Inc.* - Class A (Distributors)	13	4
Greenlight Capital Re, Ltd.* - Class A (Insurance)	19	131
Greenwich Lifesciences, Inc.* (Biotechnology)	3	36
Greif, Inc. - Class A (Containers & Packaging)	18	1,092
Greif, Inc. - Class B (Containers & Packaging)	4	233
Grid Dynamics Holdings, Inc.* (IT Services)	32	445
Griffon Corp. (Building Products)	36	674
Gritstone bio, Inc.* (Biotechnology)	30	78
Group 1 Automotive, Inc. (Specialty Retail)	12	2,090
Groupon, Inc.* (Internet & Direct Marketing Retail)	17	332
GrowGeneration Corp.* (Specialty Retail)	39	230
GT Biopharma, Inc.* (Biotechnology)	13	27
GTY Technology Holdings, Inc.* (Software)	23	140
Guaranty Bancshares, Inc. (Banks)	6	206
Guess?, Inc.(a) (Specialty Retail)	28	629
H&E Equipment Services, Inc. (Trading Companies & Distributors)	23	816

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
H.B. Fuller Co. (Chemicals)	37	$2,468
Haemonetics Corp.* (Health Care Equipment & Supplies)	36	1,824
Hall of Fame Resort & Entertainment Co.* (Hotels, Restaurants & Leisure)	39	32
Halozyme Therapeutics, Inc.* (Biotechnology)	98	3,909
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	5	47
Hamilton Lane, Inc. (Capital Markets)	25	1,715
Hancock Whitney Corp. (Banks)	61	2,853
Hanger, Inc.* (Health Care Providers & Services)	26	427
Hanmi Financial Corp. (Banks)	22	509
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	54	2,159
HarborOne Bancorp, Inc. (Banks)	33	442
Harmonic, Inc.* (Communications Equipment)	64	531
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	16	721
Harpoon Therapeutics, Inc.* (Biotechnology)	13	29
Harsco Corp.* (Machinery)	55	562
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	28	146
Haverty Furniture Cos., Inc. (Specialty Retail)	11	273
Hawaiian Holdings, Inc.* (Airlines)	36	611
Hawkins, Inc. (Chemicals)	14	522
Haynes International, Inc. (Metals & Mining)	9	352
HBT Financial, Inc. (Banks)	7	120
HCI Group, Inc. (Insurance)	4	256
Health Catalyst, Inc.* (Health Care Technology)	37	616
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	104	2,816
Healthcare Services Group, Inc. (Commercial Services & Supplies)	53	906
HealthEquity, Inc.* (Health Care Providers & Services)	58	3,614
HealthStream, Inc.* (Health Care Technology)	18	344
Heartland Express, Inc. (Road & Rail)	33	455
Heartland Financial USA, Inc. (Banks)	28	1,226
Hecla Mining Co. (Metals & Mining)	375	1,954
Heidrick & Struggles International, Inc. (Professional Services)	14	447
Helen of Troy, Ltd.* (Household Durables)	17	3,646
Helios Technologies, Inc. (Machinery)	23	1,545
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	101	415
Helmerich & Payne, Inc. (Energy Equipment & Services)	73	3,360
Hemisphere Media Group, Inc.* (Media)	11	43
Herc Holdings, Inc. (Trading Companies & Distributors)	18	2,301
Heritage Commerce Corp. (Banks)	41	460
Heritage Financial Corp. (Banks)	24	581
Heritage Insurance Holdings, Inc. (Insurance)	18	77
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	11	300
Heron Therapeutics, Inc.* (Biotechnology)	65	294
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	23	225
Heska Corp.* (Health Care Equipment & Supplies)	7	769
HF Foods Group, Inc.* (Food & Staples Retailing)	26	152
Hibbett, Inc. (Specialty Retail)	10	432
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	4	109
Hillenbrand, Inc. (Machinery)	51	2,082
Hilltop Holdings, Inc. (Banks)	44	1,122
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	60	2,810
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	1	323
HireQuest, Inc. (Professional Services)	4	66
HireRight Holdings Corp.* (Professional Services)	16	277
HNI Corp. (Commercial Services & Supplies)	31	1,105
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	5	192
Home BancShares, Inc. (Banks)	108	2,335
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	5	14
HomeStreet, Inc. (Thrifts & Mortgage Finance)	14	568
HomeTrust Bancshares, Inc. (Banks)	11	297
Homology Medicines, Inc.* (Biotechnology)	30	50
Hooker Furnishings Corp. (Household Durables)	8	135
Hookipa Pharma, Inc.* (Biotechnology)	14	21
Hope Bancorp, Inc. (Banks)	82	1,173
Horace Mann Educators Corp. (Insurance)	29	1,156
Horizon Bancorp, Inc. (Banks)	30	524
Hostess Brands, Inc.* (Food Products)	98	2,224
Houlihan Lokey, Inc. (Capital Markets)	36	2,997
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	4	184
Hub Group, Inc.* - Class A (Air Freight & Logistics)	23	1,545
Humanigen, Inc.* (Biotechnology)	34	64
Huron Consulting Group, Inc.* (Professional Services)	15	777
Hydrofarm Holdings Group, Inc.* (Machinery)	28	267
Hyliion Holdings Corp.* (Machinery)	83	266
HyreCar, Inc.* (Diversified Consumer Services)	12	19
Hyster-Yale Materials Handling, Inc. (Machinery)	7	215
I3 Verticals, Inc.* - Class A (IT Services)	15	412

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
IBEX Holdings, Ltd.* (Commercial Services & Supplies)	4	$62
iBio, Inc.* (Biotechnology)	152	44
iCAD, Inc.* (Health Care Technology)	15	54
ICF International, Inc. (Professional Services)	13	1,285
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	20	582
Icosavax, Inc.* (Biotechnology)	17	123
Ideanomics, Inc.*(a) (Software)	343	247
Ideaya Biosciences, Inc.* (Biotechnology)	23	221
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	15	183
IDT Corp.* - Class B (Diversified Telecommunication Services)	10	265
IES Holdings, Inc.* (Construction & Engineering)	6	176
IGM Biosciences, Inc.* (Biotechnology)	6	100
iHeartMedia, Inc.* - Class A (Media)	79	1,263
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	75	4,591
Ikena Oncology, Inc.* (Biotechnology)	20	78
Imago Biosciences, Inc.* (Biotechnology)	14	229
IMAX Corp.* (Entertainment)	35	554
Immuneering Corp.* - Class A (Biotechnology)	13	65
Immunic, Inc.* (Biotechnology)	13	88
ImmunityBio, Inc.* (Biotechnology)	49	178
ImmunoGen, Inc.* (Biotechnology)	152	734
Immunovant, Inc.* (Biotechnology)	29	134
Impel Pharmaceuticals, Inc.* (Biotechnology)	5	32
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	13	640
Inari Medical, Inc.* (Health Care Equipment & Supplies)	24	1,937
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	156	4,253
Independent Bank Corp. (Banks)	14	276
Independent Bank Corp. (Banks)	32	2,469
Independent Bank Group, Inc. (Banks)	26	1,763
Indus Realty Trust, Inc. (Real Estate Management & Development)	4	286
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	46	743
Infinera Corp.* (Communications Equipment)	129	992
Infinity Pharmaceuticals, Inc.* (Biotechnology)	62	49
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	19	178
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	13	103
Ingevity Corp.* (Chemicals)	28	1,677
Ingles Markets, Inc. (Food & Staples Retailing)	10	931
Inhibrx, Inc.* (Biotechnology)	20	317
Innospec, Inc. (Chemicals)	17	1,620
Innovage Holding Corp.* (Health Care Providers & Services)	13	60
INNOVATE Corp.* (Construction & Engineering)	33	100
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	17	2,458
Innoviva, Inc.* (Pharmaceuticals)	31	529
Inogen, Inc.* (Health Care Equipment & Supplies)	14	354
Inotiv, Inc.* (Life Sciences Tools & Services)	12	171
Inovio Pharmaceuticals, Inc.* (Biotechnology)	146	399
Inozyme Pharma, Inc.* (Biotechnology)	10	40
Inseego Corp.* (Communications Equipment)	60	171
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	24	2,385
Insmed, Inc.* (Biotechnology)	83	1,823
Insperity, Inc. (Professional Services)	26	2,757
Inspire Medical Systems, Inc.* (Health Care Technology)	19	3,910
Installed Building Products, Inc. (Household Durables)	17	1,368
Insteel Industries, Inc. (Building Products)	13	551
Instil Bio, Inc.* (Biotechnology)	38	269
Instructure Holdings, Inc.* (Software)	9	163
Intapp, Inc.* (Software)	10	249
Integer Holdings Corp.* (Health Care Equipment & Supplies)	23	1,729
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	23	272
Intellia Therapeutics, Inc.* (Biotechnology)	49	2,401
Inter Parfums, Inc. (Personal Products)	13	1,062
Intercept Pharmaceuticals, Inc.* (Biotechnology)	18	283
InterDigital, Inc. (Communications Equipment)	22	1,251
Interface, Inc. (Commercial Services & Supplies)	41	520
International Bancshares Corp. (Banks)	38	1,512
International Game Technology PLC (Hotels, Restaurants & Leisure)	71	1,550
International Money Express, Inc.* (IT Services)	23	457
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	32	676
Intersect ENT, Inc.* (Pharmaceuticals)	23	630
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	57	2,884
Intrepid Potash, Inc.* (Chemicals)	7	536
Invacare Corp.* (Health Care Equipment & Supplies)	24	40
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	222	386
Investors Title Co. (Insurance)	1	188
Invitae Corp.* (Biotechnology)	141	749
iRadimed Corp. (Health Care Equipment & Supplies)	4	132

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	21	$2,591
Iridium Communications, Inc.* (Diversified Telecommunication Services)	83	2,965
iRobot Corp.* (Household Durables)	19	962
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	104	1,248
IsoPlexis Corp.* (Life Sciences Tools & Services)	6	13
iStar, Inc. (Equity Real Estate Investment Trusts)	47	791
iTeos Therapeutics, Inc.* (Biotechnology)	14	374
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	30	77
Itron, Inc.* (Electronic Equipment, Instruments & Components)	32	1,529
IVERIC bio, Inc.* (Biotechnology)	81	1,122
J & J Snack Foods Corp. (Food Products)	10	1,497
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	15	1,241
James River Group Holdings, Ltd. (Insurance)	26	616
Janux Therapeutics, Inc.* (Biotechnology)	13	128
JELD-WEN Holding, Inc.* (Building Products)	65	1,351
JFrog, Ltd.* (Software)	38	793
JOANN, Inc. (Specialty Retail)	8	84
John B Sanfilippo & Son, Inc. (Food Products)	6	466
John Bean Technologies Corp. (Machinery)	22	2,594
John Wiley & Sons, Inc. - Class A (Media)	30	1,527
Johnson Outdoors, Inc. - Class A (Leisure Products)	4	306
Jounce Therapeutics, Inc.* (Biotechnology)	23	122
Kadant, Inc. (Machinery)	8	1,480
Kaiser Aluminum Corp. (Metals & Mining)	11	1,062
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	35	23
Kaltura, Inc.* (Software)	39	60
KalVista Pharmaceuticals, Inc.* (Biotechnology)	16	204
Kaman Corp. - Class A (Trading Companies & Distributors)	19	741
KAR Auction Services, Inc.* (Commercial Services & Supplies)	85	1,246
Karat Packaging, Inc.* (Trading Companies & Distributors)	3	55
Karuna Therapeutics, Inc.* (Biotechnology)	16	1,782
Karyopharm Therapeutics, Inc.* (Biotechnology)	51	311
KB Home (Household Durables)	56	1,816
KBR, Inc. (Professional Services)	100	4,923
Kearny Financial Corp. (Thrifts & Mortgage Finance)	46	546
Kelly Services, Inc. - Class A (Professional Services)	25	482
KemPharm, Inc.* (Pharmaceuticals)	21	94
Kennametal, Inc. (Machinery)	59	1,518
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	84	1,894
Keros Therapeutics, Inc.* (Biotechnology)	11	583
Kezar Life Sciences, Inc.* (Biotechnology)	27	321
Kforce, Inc. (Professional Services)	14	981
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	17	303
Kimball International, Inc. - Class B (Commercial Services & Supplies)	25	192
Kinetik Holdings, Inc. - Class A (Oil, Gas & Consumable Fuels)	2	142
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	21	196
Kinnate Biopharma, Inc.* (Biotechnology)	18	134
Kinsale Capital Group, Inc. (Insurance)	15	3,325
Kirkland's, Inc.* (Specialty Retail)	9	65
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	153	3,412
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	25	475
Knowles Corp.* (Electronic Equipment, Instruments & Components)	62	1,148
Kodiak Sciences, Inc.* (Biotechnology)	24	144
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	37	1,470
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	55	88
Koppers Holdings, Inc. (Chemicals)	15	364
Korn Ferry (Professional Services)	38	2,335
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	317	2,143
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	87	1,320
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	60	797
Kronos Bio, Inc.* (Chemicals)	27	128
Kronos Worldwide, Inc. (Chemicals)	16	244
Krystal Biotech, Inc.* (Biotechnology)	14	849
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	43	1,996
Kura Oncology, Inc.* (Biotechnology)	45	646
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	3	151
KVH Industries, Inc.* (Communications Equipment)	11	88
Kymera Therapeutics, Inc.* (Biotechnology)	24	752
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	80	911
Laird Superfood, Inc.* (Food Products)	4	12
Lakeland Bancorp, Inc. (Banks)	43	646
Lakeland Financial Corp. (Banks)	17	1,238
Lancaster Colony Corp. (Food Products)	13	2,017
Landec Corp.* (Food Products)	19	189
Landos Biopharma, Inc.* (Pharmaceuticals)	3	3
Lands' End, Inc.* (Internet & Direct Marketing Retail)	10	140

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Landsea Homes Corp.* (Household Durables)	8	$67
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	48	3,187
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	9	641
Latham Group, Inc.* (Leisure Products)	30	360
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	96	4,612
Laureate Education, Inc. - Class A (Diversified Consumer Services)	70	793
Lawson Products, Inc.* (Trading Companies & Distributors)	3	114
La-Z-Boy, Inc. (Household Durables)	31	815
Lazydays Holdings, Inc.* (Specialty Retail)	5	97
LCI Industries (Auto Components)	17	1,654
Legacy Housing Corp.* (Household Durables)	6	105
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	13	562
LendingClub Corp.* (Consumer Finance)	71	1,083
LendingTree, Inc.* (Thrifts & Mortgage Finance)	8	635
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	49	89
LGI Homes, Inc.* (Household Durables)	15	1,406
LHC Group, Inc.* (Health Care Providers & Services)	22	3,648
Liberty Energy, Inc.* (Energy Equipment & Services)	65	1,049
Liberty Latin America, Ltd.* - Class A (Media)	29	268
Liberty Latin America, Ltd.* - Class C (Media)	109	1,007
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	7	184
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	26	653
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	51	77
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	27	386
LifeStance Health Group, Inc.* (Health Care Providers & Services)	51	345
Lifetime Brands, Inc. (Household Durables)	9	114
Ligand Pharmaceuticals, Inc.* (Biotechnology)	11	1,021
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	68	3,813
Limelight Networks, Inc.* (IT Services)	88	314
Limoneira Co. (Food Products)	11	131
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	22	337
Lindsay Corp. (Machinery)	8	1,081
Lineage Cell Therapeutics, Inc.* (Biotechnology)	88	107
Lions Gate Entertainment Corp.* - Class A (Entertainment)	41	553
Lions Gate Entertainment Corp.* - Class B (Entertainment)	83	1,043
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	16	231
LivaNova PLC* (Health Care Equipment & Supplies)	38	2,912
Live Oak Bancshares, Inc. (Banks)	23	974
Livent Corp.* (Chemicals)	114	2,435
LiveOne, Inc.* (Entertainment)	43	29
LivePerson, Inc.* (Software)	46	1,041
LiveRamp Holdings, Inc.* (IT Services)	47	1,472
LL Flooring Holdings, Inc.* (Specialty Retail)	20	276
Lordstown Motors Corp.* - Class A (Automobiles)	110	240
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	27	891
Lucid Diagnostics, Inc.* (Health Care Equipment & Supplies)	4	8
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	4	39
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	22	121
Luther Burbank Corp. (Thrifts & Mortgage Finance)	11	146
Luxfer Holdings PLC (Machinery)	19	307
LXP Industrial Trust (Equity Real Estate Investment Trusts)	197	2,472
Lyell Immunopharma, Inc.* (Biotechnology)	105	539
M.D.C Holdings, Inc. (Household Durables)	40	1,476
M/I Homes, Inc.* (Household Durables)	20	886
Macatawa Bank Corp. (Banks)	19	166
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	35	1,783
MacroGenics, Inc.* (Biotechnology)	42	300
Macy's, Inc. (Multiline Retail)	213	5,148
Madison Square Garden Entertainment Corp.* (Entertainment)	18	1,319
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	8	560
Magenta Therapeutics, Inc.* (Biotechnology)	21	30
Magnite, Inc.* (Media)	92	888
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	102	2,370
Maiden Holdings, Ltd.* (Insurance)	49	109
Malibu Boats, Inc.* (Leisure Products)	15	754
MannKind Corp.* (Biotechnology)	174	545
ManTech International Corp. - Class A (Professional Services)	19	1,526
Marathon Digital Holdings, Inc.*(a) (IT Services)	67	1,045
Marcus & Millichap, Inc. (Real Estate Management & Development)	17	761
Marine Products Corp. (Leisure Products)	6	70
MarineMax, Inc.* (Specialty Retail)	15	614
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	26	172
Marrone Bio Innovations, Inc.* (Chemicals)	71	82
Marten Transport, Ltd. (Road & Rail)	42	730

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Masonite International Corp.* (Building Products)	17	$1,318
MasterCraft Boat Holdings, Inc.* (Leisure Products)	13	313
Matador Resources Co. (Oil, Gas & Consumable Fuels)	78	3,808
Materion Corp. (Metals & Mining)	14	1,192
Matrix Service Co.* (Construction & Engineering)	19	129
Matson, Inc. (Marine)	29	2,494
Matthews International Corp. - Class A (Commercial Services & Supplies)	22	656
Maxar Technologies, Inc. (Aerospace & Defense)	51	1,642
MaxCyte, Inc.* (Biotechnology)	70	388
MAXIMUS, Inc. (IT Services)	43	3,135
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	50	2,394
Mayville Engineering Co., Inc.* (Machinery)	6	50
MBIA, Inc.* (Insurance)	34	409
McGrath RentCorp (Commercial Services & Supplies)	17	1,419
MedAvail Holdings, Inc.* (Food & Staples Retailing)	9	15
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	15	221
Medifast, Inc. (Personal Products)	8	1,427
MEDNAX, Inc.* (Health Care Providers & Services)	54	1,000
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	20	2,672
MEI Pharma, Inc.* (Biotechnology)	90	44
MeiraGTx Holdings PLC* (Biotechnology)	21	216
Mercantile Bank Corp. (Banks)	11	345
Merchants Bancorp (Thrifts & Mortgage Finance)	10	235
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	30	768
MeridianLink, Inc.* (Software)	16	258
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	36	2,232
Meritage Homes Corp.* (Household Durables)	26	2,146
Meritor, Inc.* (Machinery)	48	1,724
Mersana Therapeutics, Inc.* (Biotechnology)	50	174
Mesa Air Group, Inc.* (Airlines)	24	82
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	4	855
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	21	917
Meta Materials, Inc.* (Semiconductors & Semiconductor Equipment)	143	172
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	26	1,160
Metrocity Bankshares, Inc. (Banks)	13	265
MetroMile, Inc.* (Insurance)	80	79
Metropolitan Bank Holding Corp.* (Banks)	7	623
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	78	1,112
MGE Energy, Inc. (Electric Utilities)	26	2,025
MGP Ingredients, Inc. (Beverages)	10	913
MicroStrategy, Inc.* (Software)	7	2,479
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	116	375
Mid Penn Bancorp, Inc. (Banks)	10	258
Middlesex Water Co. (Water Utilities)	12	1,067
Midland States Bancorp, Inc. (Banks)	15	395
MidWestOne Financial Group, Inc. (Banks)	10	299
Miller Industries, Inc. (Machinery)	8	214
MillerKnoll, Inc. (Commercial Services & Supplies)	52	1,650
Mimecast, Ltd.* (Software)	44	3,506
MiMedx Group, Inc.* (Biotechnology)	78	308
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	227	182
Minerals Technologies, Inc. (Chemicals)	23	1,463
MiNK Therapeutics, Inc.* (Biotechnology)	1	2
Mirum Pharmaceuticals, Inc.* (Biotechnology)	3	71
Mission Produce, Inc.* (Food Products)	26	331
Mistras Group, Inc.* (Professional Services)	14	80
Mitek System, Inc.* (Software)	30	335
Model N, Inc.* (Software)	26	672
Modine Manufacturing Co.* (Auto Components)	35	277
ModivCare, Inc.* (Health Care Providers & Services)	9	936
Moelis & Co. (Capital Markets)	43	1,903
Molecular Templates, Inc.* (Biotechnology)	26	44
Momentive Global, Inc.* (Software)	93	1,471
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	9	631
MoneyGram International, Inc.* (IT Services)	63	638
Monro, Inc. (Specialty Retail)	23	1,052
Monte Rosa Therapeutics, Inc.* (Biotechnology)	20	218
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	18	817
Moog, Inc. - Class A (Aerospace & Defense)	20	1,597
Morphic Holding, Inc.* (Biotechnology)	15	455
Motorcar Parts of America, Inc.* (Auto Components)	13	198
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	11	396
MP Materials Corp.* (Metals & Mining)	54	2,054
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	44	1,979
MRC Global, Inc.* (Trading Companies & Distributors)	57	683
Mueller Industries, Inc. (Machinery)	40	2,166
Mueller Water Products, Inc. - Class A (Machinery)	110	1,323
Multiplan Corp.* (Health Care Technology)	230	1,019
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	103	3,922

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Murphy USA, Inc. (Specialty Retail)	16	$3,739
Mustang Bio, Inc.* (Biotechnology)	53	39
MVB Financial Corp. (Banks)	7	280
Myers Industries, Inc. (Containers & Packaging)	25	548
MYR Group, Inc.* (Construction & Engineering)	12	949
Myriad Genetics, Inc.* (Biotechnology)	56	1,148
Nabors Industries, Ltd.* (Energy Equipment & Services)	5	773
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	32	601
Nanthealth, Inc.* (Health Care Technology)	19	13
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	20	350
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	2	95
National Bank Holdings Corp. (Banks)	20	730
National Beverage Corp. (Beverages)	17	749
National CineMedia, Inc. (Media)	42	93
National Energy Services Reunited Corp.* (Energy Equipment & Services)	27	181
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	31	1,597
National Healthcare Corp. (Health Care Providers & Services)	9	613
National Presto Industries, Inc. (Aerospace & Defense)	4	285
National Research Corp. (Health Care Providers & Services)	10	343
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	57	3,226
National Vision Holdings, Inc.* (Specialty Retail)	58	2,184
National Western Life Group, Inc. - Class A (Insurance)	2	398
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	7	143
Nature's Sunshine Products, Inc.* (Personal Products)	8	132
Natus Medical, Inc.* (Health Care Equipment & Supplies)	24	798
Nautilus, Inc.* (Leisure Products)	21	63
Navient Corp. (Consumer Finance)	107	1,700
NBT Bancorp, Inc. (Banks)	30	1,056
Neenah, Inc. (Paper & Forest Products)	12	425
Nelnet, Inc. - Class A (Consumer Finance)	12	985
NEOGAMES SA* (Hotels, Restaurants & Leisure)	7	91
Neogen Corp.* (Health Care Equipment & Supplies)	76	2,006
NeoGenomics, Inc.* (Life Sciences Tools & Services)	80	756
Neoleukin Therapeutics, Inc.* (Biotechnology)	25	31
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	37	560
NETGEAR, Inc.* (Communications Equipment)	20	434
NetScout Systems, Inc.* (Communications Equipment)	50	1,540
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	28	605
Neuronetics, Inc.* (Health Care Equipment & Supplies)	18	44
NeuroPace, Inc.* (Health Care Equipment & Supplies)	5	40
Nevro Corp.* (Health Care Equipment & Supplies)	24	1,481
New Jersey Resources Corp. (Gas Utilities)	68	2,935
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	268	863
NewAge, Inc.* (Beverages)	95	38
Newmark Group, Inc. (Real Estate Management & Development)	119	1,446
Newpark Resources, Inc.* (Energy Equipment & Services)	64	223
NexImmune, Inc.* (Biotechnology)	12	25
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	16	1,427
NextGen Healthcare, Inc.* (Health Care Technology)	40	754
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	122	1,346
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	22	275
NI Holdings, Inc.* (Insurance)	6	95
Nicolet Bankshares, Inc.* (Banks)	9	732
Nikola Corp.*(a) (Machinery)	161	1,156
Nkarta, Inc.* (Biotechnology)	10	184
NL Industries, Inc. (Commercial Services & Supplies)	6	41
nLight, Inc.* (Electronic Equipment, Instruments & Components)	31	408
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	59	1,084
NN, Inc.* (Machinery)	30	91
Noodles & Co.* (Hotels, Restaurants & Leisure)	29	162
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	119	305
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	43	1,074
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	31	406
Northrim Bancorp, Inc. (Banks)	4	160
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	86	1,090
Northwest Natural Holding Co. (Gas Utilities)	22	1,052
Northwest Pipe Co.* (Construction & Engineering)	7	187
NorthWestern Corp. (Multi-Utilities)	38	2,154
Novagold Resources, Inc.* (Metals & Mining)	167	1,039
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	25	3,218

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
NOW, Inc.* (Trading Companies & Distributors)	78	$850
Nu Skin Enterprises, Inc. - Class A (Personal Products)	35	1,492
Nurix Therapeutics, Inc.* (Biotechnology)	22	244
Nuvalent, Inc.* - Class A (Biotechnology)	13	134
NuVasive, Inc.* (Health Care Equipment & Supplies)	37	1,903
Nuvation Bio, Inc.* (Pharmaceuticals)	112	522
NV5 Global, Inc.* (Construction & Engineering)	9	1,078
NVE Corp. (Semiconductors & Semiconductor Equipment)	3	139
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	14	1,857
Oceaneering International, Inc.* (Energy Equipment & Services)	70	793
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	41	768
Ocugen, Inc.* (Biotechnology)	130	285
Ocular Therapeutix, Inc.* (Pharmaceuticals)	54	193
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	6	125
Office Properties Income Trust (Equity Real Estate Investment Trusts)	34	735
OFG Bancorp (Banks)	35	930
O-I Glass, Inc.* (Containers & Packaging)	110	1,484
Oil States International, Inc.* (Energy Equipment & Services)	43	291
Oil-Dri Corp. of America (Household Products)	4	100
Old National Bancorp (Banks)	208	3,153
Old Second Bancorp, Inc. (Banks)	20	275
Olema Pharmaceuticals, Inc.* (Biotechnology)	18	46
Olympic Steel, Inc. (Metals & Mining)	7	240
Omega Flex, Inc. (Machinery)	2	222
Omega Therapeutics, Inc.* (Biotechnology)	16	55
Omeros Corp.* (Pharmaceuticals)	43	149
Omnicell, Inc.* (Health Care Technology)	31	3,384
ON24, Inc.* (Software)	19	241
Oncocyte Corp.* (Biotechnology)	42	49
Oncorus, Inc.* (Biotechnology)	14	16
Oncternal Therapeutics, Inc.* (Biotechnology)	31	26
ONE Gas, Inc. (Gas Utilities)	37	3,122
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	11	315
OneSpan, Inc.* (Software)	25	353
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	38	382
Onewater Marine, Inc. (Specialty Retail)	8	262
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	34	2,419
Ontrak, Inc.* (Health Care Providers & Services)	8	10
Ooma, Inc.* (Diversified Telecommunication Services)	16	205
Open Lending Corp.* - Class A (Capital Markets)	74	1,009
OPKO Health, Inc.* (Biotechnology)	282	761
Oportun Financial Corp.* (Consumer Finance)	15	174
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	7	226
OptimizeRx Corp.* (Health Care Technology)	12	337
Option Care Health, Inc.* (Health Care Providers & Services)	112	3,347
Oramed Pharmaceuticals, Inc.* (Pharmaceuticals)	26	134
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	50	307
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	96	267
Organogenesis Holdings, Inc.* (Biotechnology)	49	316
ORIC Pharmaceuticals, Inc.* (Biotechnology)	22	73
Origin Bancorp, Inc. (Banks)	16	603
Orion Engineered Carbons SA (Chemicals)	43	649
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	32	2,486
Orrstown Financial Services, Inc. (Banks)	8	189
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	85	1,497
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	13	403
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	10	451
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	12	949
Otter Tail Corp. (Electric Utilities)	29	1,681
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	90	298
Outbrain, Inc.* (Interactive Media & Services)	17	153
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	103	2,637
Outlook Therapeutics, Inc.* (Biotechnology)	80	124
Outset Medical, Inc.* (Health Care Equipment & Supplies)	33	1,151
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	30	1,006
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	185	9,471
Owens & Minor, Inc. (Health Care Providers & Services)	51	1,810
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	11	986
Oyster Point Pharma, Inc.* (Biotechnology)	8	51
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	137	870
Pacific Premier Bancorp, Inc. (Banks)	66	2,070
Pacira BioSciences, Inc.* (Pharmaceuticals)	31	2,312
Pactiv Evergreen, Inc. (Containers & Packaging)	30	296
PagerDuty, Inc.* (Software)	59	1,686

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Palomar Holdings, Inc.* (Insurance)	17	$926
PAM Transportation Services, Inc.* (Road & Rail)	6	182
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	23	2,094
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	32	469
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	18	595
Paragon 28, Inc.* (Health Care Equipment & Supplies)	6	108
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	132	1,255
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	35	77
Park Aerospace Corp. (Aerospace & Defense)	14	164
Park National Corp. (Banks)	10	1,179
Park-Ohio Holdings Corp. (Machinery)	6	58
Parsons Corp.* (Aerospace & Defense)	19	702
Party City Holdco, Inc.* (Specialty Retail)	78	241
Passage Bio, Inc.* (Biotechnology)	26	51
Patrick Industries, Inc. (Auto Components)	16	996
Patterson Cos., Inc. (Health Care Providers & Services)	60	1,846
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	132	2,170
PAVmed, Inc.* (Health Care Equipment & Supplies)	51	65
Paya Holdings, Inc.* (IT Services)	60	305
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	68	1,976
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	8	396
PCSB Financial Corp. (Thrifts & Mortgage Finance)	9	165
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	69	4,812
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	21	488
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	63	1,426
Peapack Gladstone Financial Corp. (Banks)	12	372
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	92	2,247
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	21	1,020
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	69	1,058
Peoples Bancorp, Inc. (Banks)	18	494
Peoples Financial Services Corp. (Banks)	5	248
Perdoceo Education Corp.* (Diversified Consumer Services)	50	559
Perficient, Inc.* (IT Services)	23	2,287
Performance Food Group Co.* (Food & Staples Retailing)	107	5,270
Perpetua Resources Corp.* (Metals & Mining)	23	81
Personalis, Inc.* (Life Sciences Tools & Services)	25	140
Petiq, Inc.* (Health Care Providers & Services)	19	378
PetMed Express, Inc. (Internet & Direct Marketing Retail)	14	307
PGT Innovations, Inc.* (Building Products)	41	729
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	14	181
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	14	252
Phillips Edison & Co., Inc.* (Equity Real Estate Investment Trusts)	81	2,743
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	42	630
Phreesia, Inc.* (Health Care Technology)	35	801
Physicians Realty Trust (Equity Real Estate Investment Trusts)	156	2,674
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	88	1,417
Ping Identity Holding Corp.* (Software)	43	1,124
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	8	83
Piper Sandler Cos. (Capital Markets)	12	1,380
Pitney Bowes, Inc. (Commercial Services & Supplies)	124	653
PJT Partners, Inc. - Class A (Capital Markets)	17	1,122
Plantronics, Inc.* (Communications Equipment)	30	1,196
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	19	125
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	21	186
Plexus Corp.* (Electronic Equipment, Instruments & Components)	20	1,623
Pliant Therapeutics, Inc.* (Pharmaceuticals)	17	100
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	22	531
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	18	261
PNM Resources, Inc. (Electric Utilities)	60	2,800
PolyMet Mining Corp.* (Metals & Mining)	20	63
Porch Group, Inc.* (Internet & Direct Marketing Retail)	54	200
Portage Biotech, Inc.* (Biotechnology)	4	22
Portillo's, Inc.*(a) - Class A (Hotels, Restaurants & Leisure)	16	333
Portland General Electric Co. (Electric Utilities)	64	3,028
Poseida Therapeutics, Inc.* (Biotechnology)	20	62
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	12	202
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	47	2,603
Powell Industries, Inc. (Electrical Equipment)	6	116
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	42	3,360
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	30	454

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
PRA Group, Inc.* (Consumer Finance)	31	$1,303
Praxis Precision Medicines, Inc.* (Biotechnology)	24	194
Precigen, Inc.* (Biotechnology)	67	89
Precision BioSciences, Inc.* (Biotechnology)	36	72
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	37	921
Preferred Bank (Banks)	10	671
Preformed Line Products Co. (Electrical Equipment)	2	119
Prelude Therapeutics, Inc.* (Biotechnology)	8	37
Premier Financial Corp. (Thrifts & Mortgage Finance)	25	664
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	35	1,913
PriceSmart, Inc. (Food & Staples Retailing)	17	1,351
Primis Financial Corp. (Banks)	17	232
Primo Water Corp. (Beverages)	111	1,625
Primoris Services Corp. (Construction & Engineering)	38	881
Priority Technology Holdings, Inc.* (IT Services)	8	38
Privia Health Group, Inc.* (Health Care Providers & Services)	30	660
ProAssurance Corp. (Insurance)	38	934
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	5	178
PROG Holdings, Inc.* (Consumer Finance)	40	1,059
Progress Software Corp. (Software)	31	1,487
Progyny, Inc.* (Health Care Providers & Services)	45	1,730
Prometheus Biosciences, Inc.* (Biotechnology)	21	552
ProPetro Holding Corp.* (Energy Equipment & Services)	61	863
PROS Holdings, Inc.* (Software)	28	782
Protagonist Therapeutics, Inc.* (Biotechnology)	32	291
Prothena Corp. PLC* (Biotechnology)	26	758
Proto Labs, Inc.* (Machinery)	20	852
Provention Bio, Inc.* (Pharmaceuticals)	39	175
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	11	175
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	53	1,173
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	14	2,621
PTC Therapeutics, Inc.* (Biotechnology)	49	1,730
Pulmonx Corp.* (Health Care Equipment & Supplies)	18	434
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	10	25
Puma Biotechnology, Inc.* (Biotechnology)	23	54
Pure Cycle Corp.* (Water Utilities)	14	146
PureCycle Technologies, Inc.* (Chemicals)	40	312
Purple Innovation, Inc.* (Household Durables)	41	169
Pyxis Oncology, Inc.* (Biotechnology)	8	20
Pzena Investment Management, Inc. - Class A (Capital Markets)	12	75
Q2 Holdings, Inc.* (Software)	39	2,017
QCR Holdings, Inc. (Banks)	11	597
Quaker Chemical Corp. (Chemicals)	10	1,627
Qualys, Inc.* (Software)	24	3,271
Quanex Building Products Corp. (Building Products)	24	461
Quanterix Corp.* (Life Sciences Tools & Services)	22	488
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	42	79
QuinStreet, Inc.* (Interactive Media & Services)	35	333
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	63	335
Quotient, Ltd.* (Health Care Equipment & Supplies)	56	32
R1 RCM, Inc.* (Health Care Providers & Services)	84	1,892
Rackspace Technology, Inc.* (IT Services)	38	376
Radian Group, Inc. (Thrifts & Mortgage Finance)	127	2,717
Radiant Logistics, Inc.* (Air Freight & Logistics)	28	162
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	51	633
Radius Health, Inc.* (Biotechnology)	33	226
RadNet, Inc.* (Health Care Providers & Services)	32	624
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	9	19
Rain Therapeutics, Inc.* (Biotechnology)	11	44
Rallybio Corp.* (Biotechnology)	13	129
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	77	1,918
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	169	5,060
Ranger Oil Corp.* (Oil, Gas & Consumable Fuels)	15	478
Ranpak Holdings Corp.* (Containers & Packaging)	27	407
Rapid Micro Biosystems, Inc.* - Class A (Life Sciences Tools & Services)	11	64
Rapid7, Inc.* (Software)	40	3,820
RAPT Therapeutics, Inc.* (Biotechnology)	15	227
Rayonier Advanced Materials, Inc.* (Chemicals)	44	226
RBB Bancorp (Banks)	10	214
RBC Bearings, Inc.* (Machinery)	20	3,367
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	6	372
RE/MAX Holdings, Inc. (Real Estate Management & Development)	13	305
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	48	699

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares		Value
Realogy Holdings Corp.* (Real Estate Management & Development)	81		$888
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	19		482
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	81		502
Red River Bancshares, Inc. (Banks)	3		163
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	11		145
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	–	†	1,670
Redfin Corp.* (Real Estate Management & Development)	73		814
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	81		786
REGENXBIO, Inc.* (Biotechnology)	28		777
Regional Management Corp. (Consumer Finance)	5		215
Regis Corp.* (Diversified Consumer Services)	30		41
Rekor Systems, Inc.* (Professional Services)	24		71
Relay Therapeutics, Inc.* (Biotechnology)	49		1,168
Relmada Therapeutics, Inc.* (Pharmaceuticals)	18		452
Remitly Global, Inc.* (IT Services)	9		100
Renasant Corp. (Banks)	39		1,162
Reneo Pharmaceuticals, Inc.* (Biotechnology)	6		14
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	32		1,954
Rent the Runway, Inc.* - Class A (Internet & Direct Marketing Retail)	12		76
Rent-A-Center, Inc. (Specialty Retail)	47		1,134
Repay Holdings Corp.* (IT Services)	61		816
Replimune Group, Inc.* (Biotechnology)	21		352
Republic Bancorp, Inc. - Class A (Banks)	7		292
Republic First Bancorp, Inc.* (Banks)	32		134
Resideo Technologies, Inc.* (Building Products)	102		2,294
Resources Connection, Inc. (Professional Services)	22		378
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	84		1,565
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	12		46
REV Group, Inc. (Machinery)	25		298
Revance Therapeutics, Inc.* (Pharmaceuticals)	50		819
Revlon, Inc.* - Class A (Personal Products)	5		31
REVOLUTION Medicines, Inc.* (Biotechnology)	42		839
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	25		1,056
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	4		339
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	31		194
Ribbon Communications, Inc.* (Communications Equipment)	50		173
Rigel Pharmaceuticals, Inc.* (Biotechnology)	121		286
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	7		163
Rimini Street, Inc.* (Software)	32		184
Riot Blockchain, Inc.* (Software)	76		771
Rite Aid Corp.* (Food & Staples Retailing)	39		248
RLI Corp. (Insurance)	28		3,214
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	117		1,640
Rocket Pharmaceuticals, Inc.* (Biotechnology)	29		298
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	5		193
Rogers Corp.* (Electronic Equipment, Instruments & Components)	13		3,519
Romeo Power, Inc.* (Electrical Equipment)	69		76
RPC, Inc.* (Energy Equipment & Services)	48		496
RPT Realty (Equity Real Estate Investment Trusts)	59		784
Rubius Therapeutics, Inc.* (Biotechnology)	32		53
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	30		1,526
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	5		242
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	37		235
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	23		482
RxSight, Inc.* (Health Care Equipment & Supplies)	12		147
Ryerson Holding Corp. (Metals & Mining)	12		442
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	38		3,552
S&T Bancorp, Inc. (Banks)	27		763
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	161		1,880
Safe Bulkers, Inc.* (Marine)	45		185
Safehold, Inc. (Equity Real Estate Investment Trusts)	15		646
Safety Insurance Group, Inc. (Insurance)	10		860
Saia, Inc.* (Road & Rail)	19		3,914
Sailpoint Technologies Holding, Inc.* (Software)	65		4,148
Sally Beauty Holdings, Inc.* (Specialty Retail)	77		1,164
Sana Biotechnology, Inc.* (Biotechnology)	61		461
Sanderson Farms, Inc. (Food Products)	14		2,650
Sandy Spring Bancorp, Inc. (Banks)	31		1,217
Sangamo Therapeutics, Inc.* (Biotechnology)	84		349
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	44		1,799
Sapiens International Corp. N.V.* (Software)	22		511
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	8		413
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	18		616

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	19	$867
Scholar Rock Holding Corp.* (Biotechnology)	20	141
Scholastic Corp. (Media)	19	700
Schrodinger, Inc.* (Health Care Technology)	32	791
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	22	554
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	34	841
Sculptor Capital Management, Inc. (Capital Markets)	16	167
Seacoast Banking Corp. of Florida (Banks)	39	1,268
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	22	205
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	36	2,428
SecureWorks Corp.* - Class A (Software)	7	77
Seelos Therapeutics, Inc.* (Pharmaceuticals)	69	43
Seer, Inc.* (Life Sciences Tools & Services)	29	211
Select Energy Services, Inc.* (Energy Equipment & Services)	45	349
Select Medical Holdings Corp. (Health Care Providers & Services)	78	1,764
Selecta Biosciences, Inc.* (Biotechnology)	65	50
Selective Insurance Group, Inc. (Insurance)	42	3,458
Selectquote, Inc.* (Insurance)	95	196
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	46	2,742
Seneca Foods Corp.* - Class A (Food Products)	4	217
Sensei Biotherapeutics, Inc.* (Biotechnology)	15	23
Senseonics Holdings, Inc.*(a) (Health Care Equipment & Supplies)	305	427
Sensient Technologies Corp. (Chemicals)	30	2,538
Sera Prognostics, Inc.* - Class A (Biotechnology)	6	14
Seres Therapeutics, Inc.* (Biotechnology)	49	232
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	26	257
Service Properties Trust (Equity Real Estate Investment Trusts)	116	942
ServisFirst Bancshares, Inc. (Banks)	35	2,811
Sesen Bio, Inc.* (Biotechnology)	142	54
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	87	863
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	26	1,504
Sharps Compliance Corp.* (Health Care Providers & Services)	13	56
Shattuck Labs, Inc.* (Biotechnology)	19	73
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	34	687
Shift Technologies, Inc.* (Specialty Retail)	42	56
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	24	3,626
Shoe Carnival, Inc. (Specialty Retail)	12	362
ShotSpotter, Inc.* (Software)	6	165
Shutterstock, Inc. (Internet & Direct Marketing Retail)	17	1,286
SI-BONE, Inc.* (Health Care Equipment & Supplies)	23	460
Sientra, Inc.* (Health Care Equipment & Supplies)	41	58
Sierra Bancorp (Banks)	10	218
SIGA Technologies, Inc.* (Pharmaceuticals)	34	234
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	16	112
Sigilon Therapeutics, Inc.* (Biotechnology)	11	12
Signet Jewelers, Ltd. (Specialty Retail)	37	2,598
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	27	3,643
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	24	841
Silverback Therapeutics, Inc.* (Biotechnology)	14	44
Silvergate Capital Corp.* - Class A (Banks)	20	2,339
Simmons First National Corp. - Class A (Banks)	88	2,101
Simpson Manufacturing Co., Inc. (Building Products)	31	3,214
Simulations Plus, Inc. (Health Care Technology)	11	513
Sinclair Broadcast Group, Inc. - Class A (Media)	32	712
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	33	135
SiriusPoint, Ltd.* (Insurance)	62	389
SITE Centers Corp. (Equity Real Estate Investment Trusts)	122	1,940
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	11	1,854
SJW Corp. (Water Utilities)	20	1,180
Skyline Champion Corp.* (Household Durables)	37	1,888
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6	37
SkyWest, Inc.* (Airlines)	35	1,020
Sleep Number Corp.* (Specialty Retail)	16	649
SM Energy Co. (Oil, Gas & Consumable Fuels)	85	3,020
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	34	770
SmartFinancial, Inc. (Banks)	10	245
Smith & Wesson Brands, Inc. (Leisure Products)	34	467
Smith Micro Software, Inc.* (Software)	33	102
Snap One Holdings Corp.* (Household Durables)	13	155
Society Pass, Inc.* (Interactive Media & Services)	3	6
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	22	248
Solid Biosciences, Inc.* (Biotechnology)	42	24

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Solo Brands, Inc.* - Class A (Leisure Products)	11	$66
Sonic Automotive, Inc. - Class A (Specialty Retail)	15	638
Sonos, Inc.* (Household Durables)	90	2,054
Sorrento Therapeutics, Inc.* (Biotechnology)	211	319
South Jersey Industries, Inc. (Gas Utilities)	73	2,496
South Plains Financial, Inc. (Banks)	7	169
Southern First Bancshares, Inc.* (Banks)	5	229
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	5	211
Southside Bancshares, Inc. (Banks)	22	862
SouthState Corp. (Banks)	54	4,183
Southwest Gas Holdings, Inc. (Gas Utilities)	43	3,788
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	717	5,378
Sovos Brands, Inc.* (Food Products)	18	272
SP Plus Corp.* (Commercial Services & Supplies)	16	456
SpartanNash Co. (Food & Staples Retailing)	25	857
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	115	93
Spero Therapeutics, Inc.* (Biotechnology)	17	83
Spire, Inc. (Gas Utilities)	36	2,619
Spirit Airlines, Inc.* (Airlines)	69	1,629
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	31	298
SpringWorks Therapeutics, Inc.* (Biotechnology)	21	901
Sprout Social, Inc.* - Class A (Software)	32	1,961
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	80	2,384
Spruce Biosciences, Inc.* (Biotechnology)	6	11
SPS Commerce, Inc.* (Software)	25	2,991
SPX Corp.* (Machinery)	31	1,299
SQZ Biotechnologies Co.* (Biotechnology)	16	59
STAAR Surgical Co.* (Health Care Equipment & Supplies)	34	1,941
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	126	4,703
Stagwell, Inc.* (Media)	44	298
Standard BioTools, Inc.* (Life Sciences Tools & Services)	54	143
Standard Motor Products, Inc. (Auto Components)	15	640
Standex International Corp. (Machinery)	8	752
Startek, Inc.* (IT Services)	12	45
Steelcase, Inc. - Class A (Commercial Services & Supplies)	60	704
Stem, Inc.* (Electrical Equipment)	80	574
Stepan Co. (Chemicals)	15	1,532
StepStone Group, Inc. - Class A (Capital Markets)	32	820
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	35	88
Sterling Check Corp.* (Professional Services)	12	312
Sterling Construction Co., Inc.* (Construction & Engineering)	20	458
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	57	2,339
Stewart Information Services Corp. (Insurance)	19	980
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	57	542
Stock Yards Bancorp, Inc. (Banks)	17	889
Stoke Therapeutics, Inc.* (Biotechnology)	13	188
StoneMor, Inc.* (Diversified Consumer Services)	23	55
Stoneridge, Inc.* (Auto Components)	18	355
StoneX Group, Inc.* (Capital Markets)	12	813
Strategic Education, Inc. (Diversified Consumer Services)	17	1,098
Stride, Inc.* (Diversified Consumer Services)	29	1,139
Stronghold Digital Mining, Inc.* - Class A (Software)	5	20
Sturm Ruger & Co., Inc.* (Leisure Products)	12	818
Summit Financial Group, Inc. (Banks)	8	218
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	73	721
Summit Materials, Inc.* - Class A (Construction Materials)	84	2,335
Summit Therapeutics, Inc.* (Biotechnology)	19	30
Sumo Logic, Inc.* (Software)	63	591
Sun Country Airlines Holdings, Inc.* (Airlines)	23	633
SunCoke Energy, Inc. (Metals & Mining)	59	491
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	61	1,053
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	56	925
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	154	1,887
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	31	1,306
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	8	127
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	35	977
Surface Oncology, Inc.* (Biotechnology)	25	53
Surgery Partners, Inc.* (Health Care Providers & Services)	24	1,228
Surmodics, Inc.* (Health Care Equipment & Supplies)	10	387
Sutro BioPharma, Inc.* (Biotechnology)	31	186
Sweetgreen, Inc.*(a) - Class A (Hotels, Restaurants & Leisure)	9	243
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	28	4,156
Syndax Pharmaceuticals, Inc.* (Biotechnology)	35	587
Syros Pharmaceuticals, Inc.* (Biotechnology)	41	35
Tabula Rasa HealthCare, Inc.* (Health Care Technology)	16	54

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	14	$236
Talaris Therapeutics, Inc.* (Biotechnology)	15	106
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	10	11
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	26	472
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	72	1,161
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	18	113
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	6	110
Tattooed Chef, Inc.*(a) (Food Products)	33	264
Taylor Morrison Home Corp.* (Household Durables)	84	2,199
Taysha Gene Therapies, Inc.* (Biotechnology)	16	59
TCR2 Therapeutics, Inc.* (Biotechnology)	22	47
Team, Inc.* (Commercial Services & Supplies)	19	27
TechTarget, Inc.* (Media)	18	1,212
Teekay Corp.* (Oil, Gas & Consumable Fuels)	49	159
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	17	272
TEGNA, Inc. (Media)	156	3,439
Tejon Ranch Co.* (Real Estate Management & Development)	15	275
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	71	1,300
Telesat Corp.* (Diversified Telecommunication Services)	5	56
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	262	1,305
Telos Corp.* (Software)	28	218
Tenable Holdings, Inc.* (Software)	65	3,590
Tenaya Therapeutics, Inc.* (Biotechnology)	20	184
Tenet Healthcare Corp.* (Health Care Providers & Services)	75	5,437
Tennant Co. (Machinery)	13	840
Tenneco, Inc.* (Auto Components)	48	824
Terex Corp. (Machinery)	48	1,632
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	10	16
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	52	3,783
Tetra Tech, Inc. (Commercial Services & Supplies)	38	5,293
TETRA Technologies, Inc.* (Energy Equipment & Services)	87	320
Texas Capital Bancshares, Inc.* (Banks)	36	1,849
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	49	4,035
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	33	1,107
TG Therapeutics, Inc.* (Biotechnology)	91	632
The Andersons, Inc. (Food & Staples Retailing)	22	1,105
The Bancorp, Inc.* (Banks)	37	840
The Bank of NT Butterfield & Son, Ltd. (Banks)	35	1,121
The Beauty Health Co.* (Personal Products)	62	812
The Brink's Co. (Commercial Services & Supplies)	34	2,004
The Buckle, Inc. (Specialty Retail)	21	652
The Cato Corp. - Class A (Specialty Retail)	14	190
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	33	1,218
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	22	805
The Children's Place, Inc.* (Specialty Retail)	10	463
The Container Store Group, Inc.* (Specialty Retail)	22	168
The Duckhorn Portfolio, Inc.* (Beverages)	25	486
The E.W. Scripps Co.* - Class A (Media)	40	658
The Ensign Group, Inc. (Health Care Providers & Services)	37	2,972
The First Bancorp, Inc. (Banks)	7	197
The First Bancshares, Inc. (Banks)	14	451
The First of Long Island Corp. (Banks)	16	268
The GEO Group, Inc.* (Equity Real Estate Investment Trusts)	83	542
The Goodyear Tire & Rubber Co.* (Auto Components)	195	2,597
The Gorman-Rupp Co. (Machinery)	16	510
The Greenbrier Cos., Inc. (Machinery)	23	982
The Hackett Group, Inc. (IT Services)	17	399
The Honest Co., Inc.* (Personal Products)	60	238
The Joint Corp.* (Health Care Providers & Services)	10	305
The Lovesac Co.* (Household Durables)	9	395
The Macerich Co. (Equity Real Estate Investment Trusts)	151	1,895
The Manitowoc Co., Inc.* (Machinery)	24	318
The Marcus Corp.* (Entertainment)	16	252
The Necessity Retail REIT, Inc. (Equity Real Estate Investment Trusts)	88	657
The ODP Corp.* (Specialty Retail)	33	1,420
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	15	140
The Pennant Group, Inc.* (Health Care Providers & Services)	18	295
The RealReal, Inc.* (Internet & Direct Marketing Retail)	56	304
The RMR Group, Inc. - Class A (Real Estate Management & Development)	11	300
The Shyft Group, Inc. (Machinery)	24	611
The Simply Good Foods Co.* (Food Products)	60	2,499
The St Joe Co. (Real Estate Management & Development)	24	1,277
The Vita Coco Co., Inc.* (Beverages)	8	87
The York Water Co. (Water Utilities)	9	348
TherapeuticsMD, Inc.* (Pharmaceuticals)	273	55
Theravance Biopharma, Inc.* (Pharmaceuticals)	42	405

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Thermon Group Holdings, Inc.* (Electrical Equipment)	23	$345
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	8	65
Third Coast Bancshares, Inc.* (Banks)	3	68
Thorne HealthTech, Inc.* (Personal Products)	5	34
Thryv Holdings, Inc.* (Media)	5	129
Tidewater, Inc.* (Energy Equipment & Services)	29	579
Tilly's, Inc. - Class A (Specialty Retail)	16	141
TimkenSteel Corp.* (Metals & Mining)	32	661
Tiptree, Inc. (Insurance)	17	198
Titan International, Inc.* (Machinery)	36	499
Titan Machinery, Inc.* (Trading Companies & Distributors)	14	330
Tivity Health, Inc.* (Health Care Providers & Services)	31	996
Tompkins Financial Corp. (Banks)	10	730
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	353	52
Tootsie Roll Industries, Inc. (Food Products)	11	385
Torrid Holdings, Inc.* (Specialty Retail)	13	76
TowneBank (Banks)	47	1,296
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	42	443
TPI Composites, Inc.* (Electrical Equipment)	26	297
Traeger, Inc.* (Household Durables)	22	132
Transcat, Inc.* (Trading Companies & Distributors)	5	365
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	18	377
TravelCenters of America, Inc.* (Specialty Retail)	9	342
Travere Therapeutics, Inc.* (Biotechnology)	42	1,055
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	21	412
Trean Insurance Group, Inc.* (Insurance)	12	60
Tredegar Corp. (Chemicals)	18	206
TreeHouse Foods, Inc.* (Food Products)	37	1,166
Trevena, Inc.* (Biotechnology)	115	34
Tri Pointe Homes, Inc.* (Household Durables)	78	1,612
TriCo Bancshares (Banks)	19	713
TriMas Corp. (Containers & Packaging)	30	886
TriNet Group, Inc.* (Professional Services)	29	2,572
Trinity Industries, Inc. (Machinery)	55	1,526
Trinseo PLC (Chemicals)	27	1,281
TriState Capital Holdings, Inc.* (Banks)	21	634
Triton International, Ltd. (Trading Companies & Distributors)	47	2,871
Triumph Bancorp, Inc.* (Banks)	17	1,180
Triumph Group, Inc.* (Aerospace & Defense)	45	1,014
Tronox Holdings PLC - Class A (Chemicals)	81	1,393
TrueBlue, Inc.* (Professional Services)	25	639
TrueCar, Inc.* (Interactive Media & Services)	67	240
Trupanion, Inc.* (Insurance)	27	1,718
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	13	405
Trustmark Corp. (Banks)	43	1,199
TTEC Holdings, Inc. (IT Services)	13	960
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	74	1,032
Tucows, Inc.* (IT Services)	7	403
Tupperware Brands Corp.* (Household Durables)	34	598
Turning Point Brands, Inc. (Tobacco)	10	314
Turning Point Therapeutics, Inc.* (Biotechnology)	32	942
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	11	183
Tutor Perini Corp.* (Construction & Engineering)	29	269
Twist Bioscience Corp.* (Biotechnology)	39	1,125
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	243	1,169
Tyra Biosciences, Inc.* (Biotechnology)	8	60
U.S. Cellular Corp.* (Wireless Telecommunication Services)	11	317
U.S. Lime & Minerals, Inc. (Construction Materials)	1	110
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	9	934
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	52	966
Udemy, Inc.* (Diversified Consumer Services)	10	109
UFP Industries, Inc. (Building Products)	42	3,250
UFP Technologies, Inc.* (Containers & Packaging)	5	343
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	31	966
UMB Financial Corp. (Banks)	31	2,796
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	31	729
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	10	147
UniFirst Corp. (Commercial Services & Supplies)	11	1,895
Unisys Corp.* (IT Services)	46	654
United Bankshares, Inc. (Banks)	93	3,093
United Community Banks, Inc. (Banks)	74	2,230
United Fire Group, Inc. (Insurance)	15	439
United Insurance Holdings Corp. (Insurance)	14	32
United Natural Foods, Inc.* (Food & Staples Retailing)	41	1,760
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	139	1,722
Unitil Corp. (Multi-Utilities)	11	561
Universal Corp. (Tobacco)	17	983
Universal Electronics, Inc.* (Household Durables)	9	266

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	9	$452
Universal Insurance Holdings, Inc. (Insurance)	19	239
Universal Logistics Holdings, Inc. (Road & Rail)	5	101
Univest Financial Corp. (Banks)	20	504
Upland Software, Inc.* (Software)	20	298
Upwork, Inc.* (Professional Services)	83	1,741
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	187	795
Urban Edge Properties (Equity Real Estate Investment Trusts)	82	1,533
Urban Outfitters, Inc.* (Specialty Retail)	48	1,142
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	131	181
UroGen Pharma, Ltd.* (Biotechnology)	14	99
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	21	364
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	19	63
USANA Health Sciences, Inc.* (Personal Products)	8	613
UserTesting, Inc.* (Software)	6	47
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	2	169
Utz Brands, Inc. (Food Products)	42	593
Valhi, Inc. (Chemicals)	2	64
Valley National Bancorp (Banks)	283	3,390
Value Line, Inc. (Capital Markets)	1	65
Vanda Pharmaceuticals, Inc.* (Biotechnology)	39	387
Vapotherm, Inc.* (Health Care Equipment & Supplies)	16	71
Varex Imaging Corp.* (Health Care Equipment & Supplies)	27	536
Varonis Systems, Inc.* (Software)	76	3,283
Vaxart, Inc.* (Biotechnology)	86	299
Vaxcyte, Inc.* (Pharmaceuticals)	30	726
VBI Vaccines, Inc.* (Biotechnology)	133	166
Vector Group, Ltd. (Tobacco)	101	1,285
Vectrus, Inc.* (Aerospace & Defense)	8	289
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	35	802
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	6	64
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	54	102
Ventyx Biosciences, Inc.* (Pharmaceuticals)	7	102
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	18	111
Vera Therapeutics, Inc.* (Biotechnology)	10	200
Veracyte, Inc.* (Biotechnology)	48	983
Verastem, Inc.* (Biotechnology)	122	173
Vericel Corp.* (Biotechnology)	33	941
Verint Systems, Inc.* (Software)	45	2,455
Veris Residential, Inc.* (Equity Real Estate Investment Trusts)	62	993
Veritex Holdings, Inc. (Banks)	34	1,117
Veritiv Corp.* (Trading Companies & Distributors)	10	1,405
Veritone, Inc.* (Software)	20	217
Verra Mobility Corp.* - Class C (IT Services)	107	1,501
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	9	59
Veru, Inc.* (Personal Products)	45	527
Verve Therapeutics, Inc.* (Biotechnology)	26	388
Via Renewables, Inc. (Multi-Utilities)	8	57
Viad Corp.* (Commercial Services & Supplies)	14	459
Viant Technology, Inc.* - Class A (Software)	8	47
Viavi Solutions, Inc.* (Communications Equipment)	162	2,322
Vicor Corp.* (Electrical Equipment)	15	908
Viemed Healthcare, Inc.* (Health Care Providers & Services)	25	125
View, Inc.* (Building Products)	69	106
ViewRay, Inc.* (Health Care Equipment & Supplies)	106	283
Vigil Neuroscience, Inc.* (Biotechnology)	5	17
Viking Therapeutics, Inc.* (Biotechnology)	48	114
Village Super Market, Inc. - Class A (Food & Staples Retailing)	6	139
Vincerx Pharma, Inc.* (Biotechnology)	12	31
Vir Biotechnology, Inc.* (Biotechnology)	42	855
Viracta Therapeutics, Inc.* (Biotechnology)	26	66
VirnetX Holding Corp.* (Software)	45	64
Virtus Investment Partners, Inc. (Capital Markets)	5	886
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	94	1,751
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	9	281
Vista Outdoor, Inc.* (Leisure Products)	40	1,409
VistaGen Therapeutics, Inc.* (Biotechnology)	137	174
Visteon Corp.* (Auto Components)	20	2,094
Vital Farms, Inc.* (Food Products)	17	196
Vivint Smart Home, Inc.* (Diversified Consumer Services)	65	341
Vonage Holdings Corp.* (Software)	179	3,573
Vor BioPharma, Inc.* (Biotechnology)	13	74
VOXX International Corp.* (Auto Components)	11	83
VSE Corp. (Commercial Services & Supplies)	7	303
Vuzix Corp.*(a) (Household Durables)	41	212
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	66	314
Wabash National Corp. (Machinery)	34	487
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	21	2,515
Warrior Met Coal, Inc. (Metals & Mining)	36	1,227
Washington Federal, Inc. (Thrifts & Mortgage Finance)	46	1,400
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	60	1,445

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Washington Trust Bancorp, Inc. (Banks)	12	$563
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	15	241
Watts Water Technologies, Inc. - Class A (Machinery)	19	2,422
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	31	60
WD-40 Co. (Household Products)	10	1,839
Weave Communications, Inc.* (Software)	3	14
Weber, Inc. - Class A (Household Durables)	15	132
Weis Markets, Inc. (Food & Staples Retailing)	12	959
Welbilt, Inc.* (Machinery)	92	2,173
Werewolf Therapeutics, Inc.* (Biotechnology)	19	85
Werner Enterprises, Inc. (Road & Rail)	43	1,704
WesBanco, Inc. (Banks)	43	1,386
WESCO International, Inc.* (Trading Companies & Distributors)	32	3,945
West Bancorp, Inc. (Banks)	11	275
Westamerica Bancorp (Banks)	18	1,061
Whitestone REIT (Equity Real Estate Investment Trusts)	32	389
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	28	2,045
Whole Earth Brands, Inc.* (Food Products)	26	180
WideOpenWest, Inc.* (Media)	37	742
Willdan Group, Inc.* (Professional Services)	8	215
Willis Lease Finance Corp.* (Trading Companies & Distributors)	2	62
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	147	5,159
Wingstop, Inc. (Hotels, Restaurants & Leisure)	21	1,927
Winmark Corp. (Specialty Retail)	2	406
Winnebago Industries, Inc. (Automobiles)	23	1,223
WisdomTree Investments, Inc. (Capital Markets)	95	554
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	57	1,130
Workhorse Group, Inc.* (Automobiles)	109	328
Workiva, Inc.* (Software)	30	2,895
World Acceptance Corp.* (Consumer Finance)	3	566
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	44	1,066
Worthington Industries, Inc. (Metals & Mining)	23	1,094
WSFS Financial Corp. (Thrifts & Mortgage Finance)	46	1,843
WW International, Inc.* (Diversified Consumer Services)	37	362
XBiotech, Inc. (Biotechnology)	11	85
Xencor, Inc.* (Biotechnology)	40	999
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	80	1,543
Xilio Therapeutics, Inc.* (Biotechnology)	5	18
XL Fleet Corp.* (Auto Components)	84	118
XOMA Corp.* (Biotechnology)	4	77
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	17	557
XPEL, Inc.* (Auto Components)	13	563
Xperi Holding Corp. (Software)	74	1,154
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	9	186
Yellow Corp.* (Road & Rail)	36	161
Yelp, Inc.* (Interactive Media & Services)	50	1,627
Yext, Inc.* (Software)	81	469
Y-mAbs Therapeutics, Inc.* (Biotechnology)	25	210
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	26	690
Zevia PBC* - Class A (Beverages)	7	24
Ziff Davis, Inc.* (Interactive Media & Services)	31	2,738
Zumiez, Inc.* (Specialty Retail)	14	513
Zuora, Inc.* - Class A (Software)	80	974
Zurn Water Solutions Corp. (Building Products)	86	2,685
Zymergen, Inc.* (Chemicals)	57	96
Zynex, Inc. (Health Care Equipment & Supplies)	16	102
TOTAL COMMON STOCKS
(Cost $1,042,741)		1,729,658

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—

TOTAL TRUST (Cost $–)		—

Rights (NM)

	No. of Rights	Value
Pulse Biosciences, Inc. RTS; expiring 5/26/22*+ (Health Care Equipment & Supplies)	10	$—
Zogenix, Inc. CVR; *+ (b) (Pharmaceuticals)	40	27

TOTAL RIGHTS (Cost $–)		27

Repurchase Agreements(c)(d) (74.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $2,133,034	$2,133,000	$2,133,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,133,000)		2,133,000

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Collateral for Securities Loaned(e) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio, 0.35%(f)	5,645	$5,645
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,645)		5,645
TOTAL INVESTMENT SECURITIES (Cost $3,181,386) - 134.8%		3,868,330
Net other assets (liabilities) - (34.8)%		(998,970)
NET ASSETS - 100.0%		$2,869,360

†	Number of shares is less than 0.50.
*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of April 30, 2022, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of April 30, 2022. The total value of securities on loan as of April 30, 2022 was $5,140.
(b)	On March 7, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS).
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $404,000.

(e)	Securities were purchased with cash collateral held from securities on loan at April 30, 2022.
(f)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2022.
RTS	Rights
CVR	Contingent Value Rights

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/27/22	0.73%	$42,874	$(3,959)
Russell 2000 Index	UBS AG	5/27/22	0.33%	1,088,634	(11,788)
				$1,131,508	$(15,747)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Small-Cap ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$12,465	0.4%
Air Freight & Logistics	6,242	0.2%
Airlines	5,947	0.2%
Auto Components	20,679	0.7%
Automobiles	3,375	0.1%
Banks	148,515	5.2%
Beverages	7,222	0.2%
Biotechnology	107,533	3.7%
Building Products	22,544	0.8%
Capital Markets	24,867	0.9%
Chemicals	34,118	1.2%
Commercial Services & Supplies	30,326	1.1%
Communications Equipment	13,732	0.5%
Construction & Engineering	28,356	1.0%
Construction Materials	2,445	0.1%
Consumer Finance	12,830	0.4%
Containers & Packaging	5,289	0.2%
Distributors	314	NM
Diversified Consumer Services	11,359	0.4%
Diversified Financial Services	2,417	0.1%
Diversified Telecommunication Services	8,370	0.3%
Electric Utilities	11,730	0.4%
Electrical Equipment	15,922	0.6%
Electronic Equipment, Instruments & Components	38,807	1.4%
Energy Equipment & Services	22,572	0.8%
Entertainment	11,482	0.4%
Equity Real Estate Investment Trusts	128,879	4.5%
Food & Staples Retailing	22,361	0.8%
Food Products	19,320	0.7%
Gas Utilities	20,706	0.7%
Health Care Equipment & Supplies	57,098	2.0%
Health Care Providers & Services	49,634	1.7%
Health Care Technology	16,921	0.6%
Hotels, Restaurants & Leisure	41,861	1.5%
Household Durables	29,966	1.0%
Household Products	4,828	0.2%
Independent Power and Renewable Electricity Producers	6,021	0.2%
Insurance	34,042	1.2%
Interactive Media & Services	9,244	0.3%
Internet & Direct Marketing Retail	7,050	0.2%
IT Services	27,559	1.0%
Leisure Products	10,497	0.4%
Life Sciences Tools & Services	8,493	0.3%
Machinery	61,444	2.1%
Marine	4,118	0.1%
Media	18,028	0.6%
Metals & Mining	26,198	0.9%
Mortgage Real Estate Investment Trusts	22,635	0.8%
Multiline Retail	7,012	0.2%
Multi-Utilities	8,097	0.3%
Oil, Gas & Consumable Fuels	102,494	3.6%
Paper & Forest Products	1,717	0.1%
Personal Products	10,338	0.4%
Pharmaceuticals	26,087	0.9%
Professional Services	33,500	1.2%
Real Estate Management & Development	11,433	0.4%
Road & Rail	16,792	0.6%
Semiconductors & Semiconductor Equipment	54,960	1.9%
Software	93,443	3.3%
Specialty Retail	38,474	1.3%
Technology Hardware, Storage & Peripherals	4,323	0.1%
Textiles, Apparel & Luxury Goods	10,965	0.4%
Thrifts & Mortgage Finance	30,540	1.1%
Tobacco	2,800	0.1%
Trading Companies & Distributors	30,126	1.0%
Water Utilities	7,146	0.2%
Wireless Telecommunication Services	3,077	0.1%
Other **	1,139,675	39.7%
Total	$2,869,360	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (100.1%)

	Shares	Value
AAON, Inc. (Building Products)	413	$20,130
AAR Corp.* (Aerospace & Defense)	1,009	47,403
Aaron's Co., Inc. (The) (Specialty Retail)	950	19,504
Abercrombie & Fitch Co.* (Specialty Retail)	905	31,295
ABM Industries, Inc. (Commercial Services & Supplies)	2,030	97,987
Academy Sports & Outdoors, Inc. (Leisure Products)	1,087	40,610
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,495	31,275
Addus HomeCare Corp.* (Health Care Providers & Services)	273	23,008
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,504	44,082
AdvanSix, Inc. (Chemicals)	390	17,371
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,087	43,458
AeroVironment, Inc.* (Aerospace & Defense)	320	25,702
Agilysys, Inc.* (Software)	219	8,061
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,183	80,350
Alamo Group, Inc. (Machinery)	172	21,748
Albany International Corp. - Class A (Machinery)	488	38,171
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	2,190	46,428
Allegheny Technologies, Inc.* (Metals & Mining)	2,116	57,513
Allegiance Bancshares, Inc. (Banks)	569	23,249
Allegiant Travel Co.* (Airlines)	460	71,387
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,256	46,609
Ambac Financial Group, Inc.* (Insurance)	1,398	10,807
AMC Networks, Inc.* - Class A (Media)	882	28,780
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	907	33,196
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	3,442	22,786
American Equity Investment Life Holding Co. (Insurance)	2,489	93,884
American Public Education, Inc.* (Diversified Consumer Services)	565	10,984
American States Water Co. (Water Utilities)	379	29,812
American Vanguard Corp. (Chemicals)	812	17,377
American Woodmark Corp.* (Building Products)	499	23,378
America's Car-Mart, Inc.* (Specialty Retail)	183	14,796
Ameris Bancorp (Banks)	859	35,820
AMERISAFE, Inc. (Insurance)	585	27,115
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	357	12,663
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	157	4,633
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	205	4,414
Apogee Enterprises, Inc. (Building Products)	751	33,044
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	3,988	48,016
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	662	69,306
Archrock, Inc. (Energy Equipment & Services)	4,046	35,241
Arconic Corp.* (Metals & Mining)	3,216	80,915
Arcosa, Inc. (Construction & Engineering)	1,460	78,154
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,120	8,669
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	794	10,759
ARMOUR Residential REIT, Inc.* (Mortgage Real Estate Investment Trusts)	2,708	19,877
Artivion, Inc.* (Health Care Equipment & Supplies)	1,187	24,084
Asbury Automotive Group, Inc.* (Specialty Retail)	384	70,544
Assured Guaranty, Ltd. (Insurance)	1,223	67,448
Astec Industries, Inc. (Machinery)	688	26,901
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	814	56,117
ATN International, Inc. (Diversified Telecommunication Services)	329	12,996
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,455	42,428
Avista Corp. (Multi-Utilities)	2,137	86,698
AZZ, Inc. (Electrical Equipment)	747	34,093
B&G Foods, Inc. (Food Products)	1,961	52,810
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	309	24,933
Banc of California, Inc. (Banks)	899	16,218
BancFirst Corp. (Banks)	268	21,909
BankUnited, Inc. (Banks)	2,585	97,041
Banner Corp. (Banks)	591	31,737
Barnes Group, Inc. (Machinery)	1,406	47,213
Bed Bath & Beyond, Inc.*(a) (Specialty Retail)	2,910	39,605
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,063	25,257
Berkshire Hills Bancorp, Inc. (Banks)	1,470	36,368
Big Lots, Inc. (Multiline Retail)	922	28,490
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	704	19,564
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	2,452	53,919
Blucora, Inc.* (Capital Markets)	825	16,706
Boise Cascade Co. (Trading Companies & Distributors)	618	46,708
Bottomline Technologies, Inc.* (Software)	538	30,462
Brady Corp. - Class A (Commercial Services & Supplies)	788	35,263
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	5,165	60,276
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,345	48,864
Bristow Group, Inc.* (Energy Equipment & Services)	700	20,874

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Brookline Bancorp, Inc. (Banks)	1,312	$18,972
CalAmp Corp.* (Communications Equipment)	1,084	5,929
Calavo Growers, Inc. (Food Products)	533	19,316
Caleres, Inc. (Specialty Retail)	1,151	26,392
California Water Service Group (Water Utilities)	651	33,767
Cal-Maine Foods, Inc. (Food Products)	1,130	60,715
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	3,897	37,528
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	711	13,296
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,553	25,174
Carpenter Technology Corp. (Metals & Mining)	1,458	55,666
Cars.com, Inc.* (Interactive Media & Services)	1,001	11,131
Centerspace (Equity Real Estate Investment Trusts)	163	15,038
Central Garden & Pet Co.* (Household Products)	295	12,918
Central Garden & Pet Co.* - Class A (Household Products)	1,198	49,573
Central Pacific Financial Corp. (Banks)	318	7,689
Century Aluminum Co.* (Metals & Mining)	838	14,137
Cerence, Inc.* (Software)	568	16,756
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	1,472	21,138
Chesapeake Utilities Corp. (Gas Utilities)	255	31,918
Chico's FAS, Inc.* (Specialty Retail)	3,707	19,647
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	599	14,981
Cinemark Holdings, Inc.* (Entertainment)	1,545	24,504
CIRCOR International, Inc.* (Machinery)	612	12,026
City Holding Co. (Banks)	238	18,416
Clearwater Paper Corp.* (Paper & Forest Products)	503	16,654
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	423	24,745
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	618	16,414
Columbia Banking System, Inc. (Banks)	2,347	65,904
Community Bank System, Inc. (Banks)	877	56,479
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	291	10,715
Compass Minerals International, Inc. (Metals & Mining)	1,027	60,727
Computer Programs and Systems, Inc.* (Health Care Technology)	442	14,109
Comtech Telecommunications Corp. (Communications Equipment)	795	10,812
CONMED Corp. (Health Care Equipment & Supplies)	318	42,281
Conn's, Inc.* (Specialty Retail)	580	9,077
Consensus Cloud Solutions, Inc.* (Software)	482	25,411
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	958	45,553
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	2,164	12,876
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,122	24,134
Core Laboratories N.V. (Energy Equipment & Services)	808	21,008
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	3,628	45,096
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	608	9,199
Covetrus, Inc.* (Health Care Providers & Services)	3,120	43,056
CSG Systems International, Inc. (IT Services)	403	24,773
CTS Corp. (Electronic Equipment, Instruments & Components)	478	16,907
Cutera, Inc.* (Health Care Equipment & Supplies)	182	9,884
CVB Financial Corp. (Banks)	4,088	94,106
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	642	29,211
Deluxe Corp. (Commercial Services & Supplies)	1,286	34,825
Designer Brands, Inc. (Specialty Retail)	1,865	25,774
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	6,360	67,543
Digi International, Inc.* (Communications Equipment)	559	10,576
Dime Community Bancshares, Inc. (Banks)	514	16,160
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	239	17,134
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	7,214	16,232
DMC Global, Inc.* (Energy Equipment & Services)	583	11,654
Dorman Products, Inc.* (Auto Components)	284	28,037
Dril-Quip, Inc.* (Energy Equipment & Services)	1,069	30,873
DXP Enterprises, Inc.* (Trading Companies & Distributors)	522	12,335
Eagle Bancorp, Inc. (Banks)	395	19,888
Eagle Pharmaceuticals, Inc.* (Biotechnology)	174	7,679
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	2,602	49,568
Ebix, Inc. (Software)	720	21,456
Edgewell Personal Care Co. (Personal Products)	1,634	62,321
eHealth, Inc.* (Insurance)	715	5,756
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	584	6,220
Ellington Financial, Inc.* (Mortgage Real Estate Investment Trusts)	923	14,943
Embecta Corp.* (Health Care Equipment & Supplies)	1,717	52,248
Emergent BioSolutions, Inc.* (Biotechnology)	1,444	46,756

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Employers Holdings, Inc. (Insurance)	844	$33,203
Enanta Pharmaceuticals, Inc.* (Biotechnology)	222	14,297
Encore Capital Group, Inc.* (Consumer Finance)	389	22,488
Enerpac Tool Group Corp. (Machinery)	947	19,016
EnPro Industries, Inc. (Machinery)	623	58,070
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	810	45,749
ESCO Technologies, Inc. (Machinery)	786	49,086
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,763	42,312
Ethan Allen Interiors, Inc. (Household Durables)	664	15,763
EVERTEC, Inc. (IT Services)	596	23,482
EZCORP, Inc.* - Class A (Consumer Finance)	1,617	11,319
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	286	9,807
FB Financial Corp. (Banks)	559	21,538
Federal Signal Corp. (Machinery)	720	24,502
First Bancorp (Banks)	524	19,629
First Commonwealth Financial Corp. (Banks)	1,280	17,254
First Financial Bancorp (Banks)	2,844	58,160
First Hawaiian, Inc. (Banks)	3,849	90,875
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	872	33,233
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,431	14,138
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,191	32,705
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,327	17,596
Franklin Electric Co., Inc. (Machinery)	388	27,137
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,868	14,799
Fresh Del Monte Produce, Inc. (Food Products)	1,007	26,232
FutureFuel Corp. (Chemicals)	778	7,399
Gannett Co., Inc.* (Media)	2,662	10,675
GCP Applied Technologies, Inc.* (Chemicals)	1,631	51,164
Genesco, Inc.* (Specialty Retail)	217	13,461
Genworth Financial, Inc.* (Insurance)	15,321	56,841
Getty Realty Corp. (Equity Real Estate Investment Trusts)	642	17,276
Gibraltar Industries, Inc.* (Building Products)	525	19,866
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,323	35,033
Glatfelter Corp. (Paper & Forest Products)	1,343	14,773
Glaukos Corp.* (Health Care Equipment & Supplies)	682	32,252
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	3,128	43,886
GMS, Inc.* (Trading Companies & Distributors)	570	27,332
Gogo, Inc.* (Wireless Telecommunication Services)	1,035	19,054
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	203	9,736
Granite Construction, Inc. (Construction & Engineering)	1,385	41,065
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,623	15,792
Green Dot Corp.* - Class A (Consumer Finance)	1,652	43,745
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	1,620	45,473
Griffon Corp. (Building Products)	1,427	26,699
Group 1 Automotive, Inc. (Specialty Retail)	521	90,726
Guess?, Inc.(a) (Specialty Retail)	1,177	26,447
H.B. Fuller Co. (Chemicals)	861	57,429
Hanger, Inc.* (Health Care Providers & Services)	1,110	18,248
Hanmi Financial Corp. (Banks)	404	9,353
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	303	13,647
Harsco Corp.* (Machinery)	2,388	24,405
Haverty Furniture Cos., Inc. (Specialty Retail)	448	11,124
Hawaiian Holdings, Inc.* (Airlines)	1,548	26,254
Hawkins, Inc. (Chemicals)	262	9,767
Haynes International, Inc. (Metals & Mining)	162	6,331
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,252	38,487
HealthStream, Inc.* (Health Care Technology)	350	6,685
Heartland Express, Inc. (Road & Rail)	1,405	19,389
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	4,281	17,595
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,189	146,789
Heritage Financial Corp. (Banks)	1,060	25,673
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	997	9,751
Hillenbrand, Inc. (Machinery)	1,012	41,310
Hilltop Holdings, Inc. (Banks)	901	22,966
HNI Corp. (Commercial Services & Supplies)	1,315	46,867
Hope Bancorp, Inc. (Banks)	3,623	51,809
Horace Mann Educators Corp. (Insurance)	1,250	49,813
Hostess Brands, Inc.* (Food Products)	4,176	94,752
Hub Group, Inc.* - Class A (Air Freight & Logistics)	1,023	68,705
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	368	10,712
Independent Bank Corp. (Banks)	829	63,966
Independent Bank Group, Inc. (Banks)	1,109	75,190
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,167	18,859
Innospec, Inc. (Chemicals)	745	71,005
Inogen, Inc.* (Health Care Equipment & Supplies)	618	15,623

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	1,052	$104,536
Integer Holdings Corp.* (Health Care Equipment & Supplies)	997	74,945
InterDigital, Inc. (Communications Equipment)	444	25,241
Interface, Inc. (Commercial Services & Supplies)	981	12,449
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	9,408	16,370
iRobot Corp.* (Household Durables)	367	18,589
iStar, Inc. (Equity Real Estate Investment Trusts)	923	15,543
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,366	65,267
J & J Snack Foods Corp. (Food Products)	252	37,724
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	197	16,304
James River Group Holdings, Ltd. (Insurance)	1,125	26,674
John B Sanfilippo & Son, Inc. (Food Products)	268	20,808
John Bean Technologies Corp. (Machinery)	345	40,672
Kaiser Aluminum Corp. (Metals & Mining)	480	46,320
Kaman Corp. - Class A (Trading Companies & Distributors)	842	32,846
KAR Auction Services, Inc.* (Commercial Services & Supplies)	3,660	53,656
Kelly Services, Inc. - Class A (Professional Services)	1,090	21,026
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	824	15,656
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,663	30,799
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	705	28,010
Koppers Holdings, Inc. (Chemicals)	642	15,575
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	840	55,785
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	144	10,254
La-Z-Boy, Inc. (Household Durables)	1,326	34,847
LCI Industries (Auto Components)	252	24,525
LendingTree, Inc.* (Thrifts & Mortgage Finance)	347	27,559
Lindsay Corp. (Machinery)	136	18,380
LivePerson, Inc.* (Software)	774	17,508
LL Flooring Holdings, Inc.* (Specialty Retail)	877	12,111
Loyalty Ventures, Inc.* (Media)	601	7,687
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,187	39,171
LXP Industrial Trust (Equity Real Estate Investment Trusts)	4,271	53,601
M.D.C Holdings, Inc. (Household Durables)	1,707	63,005
M/I Homes, Inc.* (Household Durables)	878	38,878
ManTech International Corp. - Class A (Professional Services)	832	66,843
Marcus & Millichap, Inc. (Real Estate Management & Development)	331	14,825
Marten Transport, Ltd. (Road & Rail)	1,803	31,336
Materion Corp. (Metals & Mining)	259	22,054
Matthews International Corp. - Class A (Commercial Services & Supplies)	952	28,379
MEDNAX, Inc.* (Health Care Providers & Services)	2,574	47,670
Mercer International, Inc. (Paper & Forest Products)	1,217	19,484
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	475	12,155
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	659	40,865
Meritage Homes Corp.* (Household Durables)	599	49,447
Meritor, Inc.* (Machinery)	2,138	76,775
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	64	13,672
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	631	28,149
Middlesex Water Co. (Water Utilities)	163	14,499
ModivCare, Inc.* (Health Care Providers & Services)	161	16,739
Monro, Inc. (Specialty Retail)	577	26,386
Moog, Inc. - Class A (Aerospace & Defense)	876	69,966
Motorcar Parts of America, Inc.* (Auto Components)	580	8,822
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	2,267	101,946
Myers Industries, Inc. (Containers & Packaging)	624	13,684
Myriad Genetics, Inc.* (Biotechnology)	1,157	23,718
Nabors Industries, Ltd.* (Energy Equipment & Services)	238	36,800
National Bank Holdings Corp. (Banks)	380	13,874
National Beverage Corp. (Beverages)	303	13,356
National Presto Industries, Inc. (Aerospace & Defense)	154	10,954
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,030	34,268
NBT Bancorp, Inc. (Banks)	1,308	46,042
Neenah, Inc. (Paper & Forest Products)	506	17,912
Nektar Therapeutics* (Pharmaceuticals)	3,063	12,650
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,674	15,819
NETGEAR, Inc.* (Communications Equipment)	884	19,183
NetScout Systems, Inc.* (Communications Equipment)	2,230	68,685
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	11,450	36,869
NextGen Healthcare, Inc.* (Health Care Technology)	1,697	31,988
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	2,589	47,586
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	551	7,213
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	3,823	48,476

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Northwest Natural Holding Co. (Gas Utilities)	928	$44,386
NOW, Inc.* (Trading Companies & Distributors)	3,336	36,362
Oceaneering International, Inc.* (Energy Equipment & Services)	3,014	34,149
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,463	31,630
OFG Bancorp (Banks)	750	19,935
O-I Glass, Inc.* (Containers & Packaging)	4,697	63,316
Oil States International, Inc.* (Energy Equipment & Services)	1,851	12,513
Olympic Steel, Inc. (Metals & Mining)	282	9,681
OneSpan, Inc.* (Software)	528	7,461
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,174	13,348
Orion Office REIT, Inc.* (Equity Real Estate Investment Trusts)	1,712	22,975
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	597	18,507
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	284	22,464
Owens & Minor, Inc. (Health Care Providers & Services)	2,278	80,847
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	171	15,322
Pacific Premier Bancorp, Inc. (Banks)	1,595	50,019
Pacira BioSciences, Inc.* (Pharmaceuticals)	526	39,224
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,383	20,289
Park Aerospace Corp. (Aerospace & Defense)	328	3,838
Park National Corp. (Banks)	162	19,092
Patrick Industries, Inc. (Auto Components)	361	22,472
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	6,498	106,827
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,870	83,402
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	331	16,381
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	333	7,742
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	2,867	43,980
Perdoceo Education Corp.* (Diversified Consumer Services)	2,116	23,657
PetMed Express, Inc. (Internet & Direct Marketing Retail)	634	13,885
PGT Innovations, Inc.* (Building Products)	990	17,592
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	614	11,046
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,862	27,911
Pitney Bowes, Inc. (Commercial Services & Supplies)	4,996	26,329
Plantronics, Inc.* (Communications Equipment)	673	26,826
Plexus Corp.* (Electronic Equipment, Instruments & Components)	848	68,807
Powell Industries, Inc. (Electrical Equipment)	273	5,269
PRA Group, Inc.* (Consumer Finance)	1,317	55,354
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	713	38,973
PriceSmart, Inc. (Food & Staples Retailing)	725	57,602
ProAssurance Corp. (Insurance)	1,631	40,074
PROG Holdings, Inc.* (Consumer Finance)	2,638	69,827
ProPetro Holding Corp.* (Energy Equipment & Services)	2,560	36,198
Proto Labs, Inc.* (Machinery)	834	35,537
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,245	27,552
Quaker Chemical Corp. (Chemicals)	170	27,661
Quanex Building Products Corp. (Building Products)	1,009	19,393
QuinStreet, Inc.* (Interactive Media & Services)	1,512	14,379
Rayonier Advanced Materials, Inc.* (Chemicals)	1,923	9,865
RE/MAX Holdings, Inc. (Real Estate Management & Development)	569	13,349
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	2,029	29,563
Realogy Holdings Corp.* (Real Estate Management & Development)	3,521	38,590
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	475	6,265
REGENXBIO, Inc.* (Biotechnology)	626	17,378
Renasant Corp. (Banks)	1,684	50,166
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,518	92,689
Rent-A-Center, Inc. (Specialty Retail)	949	22,890
Resideo Technologies, Inc.* (Building Products)	4,361	98,079
Resources Connection, Inc. (Professional Services)	923	15,866
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,870	34,838
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	158	13,372
RPC, Inc.* (Energy Equipment & Services)	2,122	21,941
RPT Realty (Equity Real Estate Investment Trusts)	1,248	16,586
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	958	20,089
S&T Bancorp, Inc. (Banks)	1,187	33,545
Safety Insurance Group, Inc. (Insurance)	430	36,997
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,861	28,138
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,919	78,468
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	122	6,296
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	773	26,468
Scholastic Corp. (Media)	915	33,717

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	949	$23,877
Seacoast Banking Corp. of Florida (Banks)	848	27,560
Select Medical Holdings Corp. (Health Care Providers & Services)	3,200	72,352
Selectquote, Inc.* (Insurance)	1,915	3,945
Seneca Foods Corp.* - Class A (Food Products)	183	9,928
Service Properties Trust (Equity Real Estate Investment Trusts)	4,983	40,462
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	531	30,708
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,510	30,502
Simmons First National Corp. - Class A (Banks)	3,817	91,112
Simulations Plus, Inc. (Health Care Technology)	189	8,819
SiriusPoint, Ltd.* (Insurance)	2,596	16,303
SITE Centers Corp. (Equity Real Estate Investment Trusts)	2,443	38,844
SkyWest, Inc.* (Airlines)	1,519	44,279
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	554	12,554
Sonic Automotive, Inc. - Class A (Specialty Retail)	627	26,679
Sonos, Inc.* (Household Durables)	1,967	44,887
South Jersey Industries, Inc. (Gas Utilities)	3,395	116,076
Southside Bancshares, Inc. (Banks)	363	14,226
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	12,112	90,840
SpartanNash Co. (Food & Staples Retailing)	1,087	37,262
SPX Corp.* (Machinery)	795	33,311
Standard Motor Products, Inc. (Auto Components)	577	24,626
Standex International Corp. (Machinery)	190	17,868
Stepan Co. (Chemicals)	642	65,555
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	766	31,452
Stewart Information Services Corp. (Insurance)	414	21,362
StoneX Group, Inc.* (Capital Markets)	517	35,043
Strategic Education, Inc. (Diversified Consumer Services)	684	44,186
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	3,212	31,702
SunCoke Energy, Inc. (Metals & Mining)	2,506	20,850
Surmodics, Inc.* (Health Care Equipment & Supplies)	147	5,683
Sylvamo Corp.* (Paper & Forest Products)	1,065	47,553
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	599	10,111
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,237	22,476
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	2,984	54,667
Tennant Co. (Machinery)	319	20,601
The Andersons, Inc. (Food & Staples Retailing)	917	46,061
The Cato Corp. - Class A (Specialty Retail)	574	7,778
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	1,465	54,073
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	984	36,014
The E.W. Scripps Co.* - Class A (Media)	931	15,324
The Ensign Group, Inc. (Health Care Providers & Services)	725	58,239
The GEO Group, Inc.* (Equity Real Estate Investment Trusts)	3,700	24,161
The Greenbrier Cos., Inc. (Machinery)	983	41,984
The Marcus Corp.* (Entertainment)	659	10,366
The ODP Corp.* (Specialty Retail)	1,386	59,640
The Pennant Group, Inc.* (Health Care Providers & Services)	399	6,540
TimkenSteel Corp.* (Metals & Mining)	1,244	25,713
Titan International, Inc.* (Machinery)	1,547	21,441
Tivity Health, Inc.* (Health Care Providers & Services)	709	22,780
Tompkins Financial Corp. (Banks)	202	14,746
Tootsie Roll Industries, Inc. (Food Products)	268	9,388
Tredegar Corp. (Chemicals)	774	8,862
TreeHouse Foods, Inc.* (Food Products)	1,686	53,109
Trinseo PLC (Chemicals)	1,174	55,706
TrueBlue, Inc.* (Professional Services)	1,072	27,411
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	581	18,098
Trustmark Corp. (Banks)	1,865	51,996
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,150	43,943
Tupperware Brands Corp.* (Household Durables)	1,477	25,966
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	10,382	49,936
U.S. Ecology, Inc.* (Commercial Services & Supplies)	943	45,255
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	215	22,311
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	2,252	41,842
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	419	6,147
UniFirst Corp. (Commercial Services & Supplies)	460	79,258
Unisys Corp.* (IT Services)	1,054	14,977
United Community Banks, Inc. (Banks)	1,139	34,329
United Fire Group, Inc. (Insurance)	651	19,068
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,996	37,120
Unitil Corp. (Multi-Utilities)	483	24,633
Universal Corp. (Tobacco)	742	42,925
Universal Electronics, Inc.* (Household Durables)	395	11,653
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	178	8,934
Universal Insurance Holdings, Inc. (Insurance)	849	10,663

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,829	$34,184
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	419	7,270
USANA Health Sciences, Inc.* (Personal Products)	115	8,816
Vanda Pharmaceuticals, Inc.* (Biotechnology)	603	5,982
Varex Imaging Corp.* (Health Care Equipment & Supplies)	432	8,575
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	762	4,686
Veris Residential, Inc.* (Equity Real Estate Investment Trusts)	2,417	38,696
Veritiv Corp.* (Trading Companies & Distributors)	419	58,886
Viad Corp.* (Commercial Services & Supplies)	291	9,530
Viavi Solutions, Inc.* (Communications Equipment)	2,639	37,843
Wabash National Corp. (Machinery)	1,478	21,150
Warrior Met Coal, Inc. (Metals & Mining)	1,553	52,911
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,431	34,473
WD-40 Co. (Household Products)	172	31,645
Westamerica Bancorp (Banks)	809	47,666
Whitestone REIT (Equity Real Estate Investment Trusts)	1,394	16,937
Winnebago Industries, Inc. (Automobiles)	492	26,165
WisdomTree Investments, Inc. (Capital Markets)	1,246	7,264
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,343	26,618
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,907	46,188
WSFS Financial Corp. (Thrifts & Mortgage Finance)	1,105	44,277
WW International, Inc.* (Diversified Consumer Services)	1,605	15,713
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	3,448	66,512
Xperi Holding Corp. (Software)	1,515	23,634
Zimvie, Inc.* (Health Care Equipment & Supplies)	631	14,198
Zumiez, Inc.* (Specialty Retail)	591	21,648
TOTAL COMMON STOCKS
(Cost $12,661,257)		14,797,335

Collateral for Securities Loaned(b) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio, 0.35%(c)	70,498	$70,498
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $70,498)		70,498
TOTAL INVESTMENT SECURITIES
(Cost $12,731,755) - 100.6%		14,867,833
Net other assets (liabilities) - (0.6)%		(90,393)

NET ASSETS - 100.0%		$14,777,440

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2022. The total value of securities on loan as of April 30, 2022 was $64,061.
(b)	Securities were purchased with cash collateral held from securities on loan at April 30, 2022.
(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2022.

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Small-Cap Value ProFund invested in the following industries as of April 30, 2022:
	Value	% of Net Assets
Aerospace & Defense	$201,321	1.4%
Air Freight & Logistics	124,822	0.8%
Airlines	141,920	1.0%
Auto Components	131,268	0.9%
Automobiles	26,165	0.2%
Banks	1,530,677	10.4%
Beverages	13,356	0.1%
Biotechnology	115,810	0.8%
Building Products	258,181	1.7%
Capital Markets	59,013	0.4%
Chemicals	414,737	2.8%
Commercial Services & Supplies	508,285	3.4%
Communications Equipment	205,095	1.4%
Construction & Engineering	119,219	0.8%
Consumer Finance	202,733	1.4%
Containers & Packaging	77,000	0.5%
Diversified Consumer Services	138,622	0.9%
Diversified Telecommunication Services	50,617	0.3%
Electrical Equipment	39,362	0.3%
Electronic Equipment, Instruments & Components	616,604	4.2%
Energy Equipment & Services	574,304	3.9%
Entertainment	34,870	0.2%
Equity Real Estate Investment Trusts	1,292,310	8.7%
Food & Staples Retailing	176,939	1.2%
Food Products	384,783	2.6%
Gas Utilities	192,380	1.3%
Health Care Equipment & Supplies	538,622	3.6%
Health Care Providers & Services	411,790	2.8%
Health Care Technology	108,210	0.7%
Hotels, Restaurants & Leisure	327,068	2.2%
Household Durables	303,035	2.0%
Household Products	94,136	0.6%
Insurance	519,953	3.5%
Interactive Media & Services	25,510	0.2%
Internet & Direct Marketing Retail	13,885	0.1%
IT Services	63,232	0.4%
Leisure Products	40,610	0.3%
Life Sciences Tools & Services	15,819	0.1%
Machinery	717,303	4.9%
Media	96,183	0.7%
Metals & Mining	452,817	3.1%
Mortgage Real Estate Investment Trusts	308,598	2.1%
Multiline Retail	28,490	0.2%
Multi-Utilities	111,331	0.8%
Oil, Gas & Consumable Fuels	470,536	3.2%
Paper & Forest Products	140,253	0.9%
Personal Products	71,137	0.5%
Pharmaceuticals	156,970	1.1%
Professional Services	131,146	0.9%
Real Estate Management & Development	66,764	0.5%
Road & Rail	50,725	0.3%
Semiconductors & Semiconductor Equipment	108,566	0.7%
Software	150,749	1.0%
Specialty Retail	603,663	4.1%
Technology Hardware, Storage & Peripherals	9,199	0.1%
Textiles, Apparel & Luxury Goods	161,406	1.1%
Thrifts & Mortgage Finance	360,235	2.4%
Tobacco	42,925	0.3%
Trading Companies & Distributors	283,775	1.9%
Water Utilities	78,078	0.5%
Wireless Telecommunication Services	104,223	0.7%
Other **	(19,895)	(0.1)%
Total	$14,777,440	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (78.5%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	470	$12,981
Adobe, Inc.* (Software)	1,886	746,763
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,534	558,788
Akamai Technologies, Inc.* (IT Services)	650	72,982
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	220	5,348
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,201	2,740,911
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,110	2,552,256
Alteryx, Inc.* (Software)	239	15,344
Amdocs, Ltd. (IT Services)	498	39,686
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	400	7,524
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,099	324,044
Anaplan, Inc.* (Software)	591	38,409
Angi, Inc.* (Interactive Media & Services)	298	1,314
ANSYS, Inc.* (Software)	348	95,940
Appian Corp.* (Software)	159	7,600
Apple, Inc. (Technology Hardware, Storage & Peripherals)	61,981	9,771,304
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,549	391,632
AppLovin Corp.* - Class A (Software)	143	5,455
Arista Networks, Inc.* (Communications Equipment)	897	103,666
Asana, Inc.* - Class A (Software)	331	8,871
Aspen Technology, Inc.* (Software)	267	42,330
Autodesk, Inc.* (Software)	879	166,377
Avalara, Inc.* (Software)	347	26,396
Bentley Systems, Inc. - Class B (Software)	736	31,199
Bill.com Holdings, Inc.* (Software)	369	62,992
Black Knight, Inc.* (IT Services)	621	40,856
Blackbaud, Inc.* (Software)	179	10,384
Blackline, Inc.* (Software)	214	14,349
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,651	915,297
Bumble, Inc.* - Class A (Interactive Media & Services)	289	6,933
Cadence Design Systems, Inc.* (Software)	1,108	167,142
Cargurus, Inc.* (Interactive Media & Services)	349	11,405
CCC Intelligent Solutions Holdings, Inc.* (Software)	243	2,243
CDK Global, Inc. (Software)	467	25,409
CDW Corp. (Electronic Equipment, Instruments & Components)	543	88,606
Ceridian HCM Holding, Inc.* (Software)	548	30,759
Cerner Corp. (Health Care Technology)	1,176	110,121
Chewy, Inc.* - Class A (Internet & Direct Marketing Retail)	355	10,316
Ciena Corp.* (Communications Equipment)	620	34,205
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	230	17,434
Cisco Systems, Inc. (Communications Equipment)	16,858	825,706
Citrix Systems, Inc. (Software)	499	49,950
Clear Secure, Inc.* - Class A (Software)	54	1,643
Cloudflare, Inc.* - Class A (Software)	1,111	95,702
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,100	169,890
Confluent, Inc.* - Class A (Software)	245	7,654
Consensus Cloud Solutions, Inc.* (Software)	65	3,427
Coupa Software, Inc.* (Software)	299	25,804
Crowdstrike Holdings, Inc.* - Class A (Software)	832	165,368
Datadog, Inc.* - Class A (Software)	1,027	124,041
Dell Technologies, Inc. - Class C (Technology Hardware, Storage & Peripherals)	1,160	54,532
Digital Turbine, Inc.* (Software)	353	11,172
DocuSign, Inc.* (Software)	791	64,071
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	263	20,375
DoorDash, Inc.* - Class A (Internet & Direct Marketing Retail)	648	52,767
Dropbox, Inc.* (Software)	1,128	24,534
Duck Creek Technologies, Inc.* (Software)	301	4,795
DXC Technology Co.* (IT Services)	977	28,040
Dynatrace, Inc.* (Software)	788	30,228
eBay, Inc. (Internet & Direct Marketing Retail)	2,502	129,904
Elastic NV* (Software)	290	22,081
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	535	86,349
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	543	60,485
EPAM Systems, Inc.* (IT Services)	227	60,153
Etsy, Inc.* (Internet & Direct Marketing Retail)	507	47,247
F5, Inc.* (Communications Equipment)	242	40,513
Fair Isaac Corp.* (Software)	106	39,592
Fastly, Inc.* - Class A (IT Services)	428	6,805
Five9, Inc.* (Software)	273	30,057
Fortinet, Inc.* (Software)	543	156,932
Garmin, Ltd. (Household Durables)	608	66,722
Gartner, Inc.* (IT Services)	329	95,591
Gitlab, Inc.* - Class A (Software)	46	2,205
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	213	11,138
GoDaddy, Inc.* - Class A (IT Services)	668	53,981
Guidewire Software, Inc.* (Software)	334	29,038
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	5,170	79,670
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,328	158,534
HubSpot, Inc.* (Software)	181	68,677
IAC/InterActive Corp.* (Interactive Media & Services)	334	27,682

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Informatica, Inc.* - Class A (Software)	121	$2,355
Intel Corp. (Semiconductors & Semiconductor Equipment)	16,277	709,514
International Business Machines Corp. (IT Services)	3,584	473,840
Intuit, Inc. (Software)	1,132	474,025
Juniper Networks, Inc. (Communications Equipment)	1,300	40,976
KLA Corp. (Semiconductors & Semiconductor Equipment)	602	192,195
Kyndryl Holdings, Inc.* (IT Services)	717	8,525
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	557	259,428
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	548	26,326
Liberty Global PLC* - Class A (Media)	708	16,114
Liberty Global PLC* - Class C (Diversified Telecommunication Services)	1,326	31,426
Lumen Technologies, Inc. (Diversified Telecommunication Services)	3,683	37,051
Lumentum Holdings, Inc.* (Communications Equipment)	289	23,470
Mandiant, Inc.* (Software)	959	21,079
Manhattan Associates, Inc.* (Software)	253	33,029
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,374	195,962
Match Group, Inc.* (Interactive Media & Services)	1,131	89,519
Matterport, Inc.* (Software)	735	4,219
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	9,229	1,850,138
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,222	144,874
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,476	305,218
Microsoft Corp. (Software)	29,967	8,316,443
MicroStrategy, Inc.* (Software)	37	13,104
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	221	25,190
MongoDB, Inc.* (IT Services)	267	94,766
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	172	67,465
Motorola Solutions, Inc. (Communications Equipment)	674	144,027
nCino, Inc.* (Software)	229	8,585
NCR Corp.* (Technology Hardware, Storage & Peripherals)	528	18,496
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	888	65,046
New Relic, Inc.* (Software)	238	15,058
NortonLifelock, Inc. (Software)	2,325	58,218
Nutanix, Inc.* - Class A (Software)	859	21,501
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	9,995	1,853,772
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,063	181,667
Okta, Inc.* (IT Services)	593	70,751
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,722	89,733
Oracle Corp. (Software)	6,298	462,273
Palantir Technologies, Inc.* - Class A (Software)	6,401	66,570
Palo Alto Networks, Inc.* (Software)	394	221,144
Paycom Software, Inc.* (Software)	193	54,324
Paylocity Holding Corp.* (Software)	160	30,341
Pegasystems, Inc. (Software)	164	12,561
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	237	18,960
Procore Technologies, Inc.* (Software)	38	2,108
PTC, Inc.* (Software)	422	48,197
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,090	31,937
Q2 Holdings, Inc.* (Software)	228	11,794
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	434	49,381
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	4,504	629,164
Qualtrics International, Inc.* - Class A (Software)	383	7,101
Rapid7, Inc.* (Software)	229	21,874
RingCentral, Inc.* - Class A (Software)	329	27,916
Roper Technologies, Inc. (Industrial Conglomerates)	421	197,836
Salesforce, Inc.* (Software)	3,937	692,676
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	805	66,042
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	258	15,377
SentinelOne, Inc.* - Class A (Software)	538	17,899
ServiceNow, Inc.* (Software)	800	382,480
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	153	20,641
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	656	74,325
Smartsheet, Inc.* (Software)	508	24,552
Snap, Inc.* (Interactive Media & Services)	4,326	123,118
Snowflake, Inc.* - Class A (IT Services)	943	161,668
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	211	52,837
SolarWinds Corp. (IT Services)	177	2,189
Splunk, Inc.* (Software)	635	77,483
Squarespace, Inc.* - Class A (IT Services)	111	2,217
Synopsys, Inc.* (Software)	613	175,802
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	166	16,615
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	652	68,760
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,692	628,563
Thoughtworks Holding, Inc.* (IT Services)	146	2,702
Trade Desk, Inc. (The)* (Software)	1,744	102,756
Twilio, Inc.* (IT Services)	674	75,367
Twitter, Inc.* (Interactive Media & Services)	3,196	156,668

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Tyler Technologies, Inc.* (Software)	164	$64,732
Ubiquiti, Inc. (Communications Equipment)	24	6,774
UiPath, Inc.* - Class A (Software)	1,062	18,935
Unity Software, Inc.* (Software)	655	43,499
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	172	21,970
Varonis Systems, Inc.* (Software)	430	18,576
Veeva Systems, Inc.* - Class A (Health Care Technology)	556	101,164
Verint Systems, Inc.* (Software)	264	14,404
VeriSign, Inc.* (IT Services)	385	68,796
Viavi Solutions, Inc.* (Communications Equipment)	919	13,178
Vimeo, Inc.* (Interactive Media & Services)	623	6,348
VMware, Inc. - Class A (Software)	806	87,080
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,252	66,444
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	496	45,488
Workday, Inc.* - Class A (Software)	771	159,366
Workiva, Inc.* (Software)	181	17,468
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	490	8,526
Zendesk, Inc.* (Software)	487	59,433
Ziff Davis, Inc.* (Interactive Media & Services)	193	17,053
Zoom Video Communications, Inc.* - Class A (Software)	871	86,725
Zscaler, Inc.* (Software)	319	64,674
TOTAL COMMON STOCKS
(Cost $13,156,885)		44,156,582

Repurchase Agreements(a)(b) (25.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $14,041,223	$14,041,000	$14,041,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,041,000)		14,041,000

TOTAL INVESTMENT SECURITIES
(Cost $27,197,885) - 103.5%		58,197,582
Net other assets (liabilities) - (3.5)%		(1,954,556)

NET ASSETS - 100.0%		$56,243,026

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $8,885,000.

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	5/23/22	0.93%	$19,512,559	$(791,688)
Dow Jones U.S. Technology Index	UBS AG	5/23/22	0.93%	21,131,781	(811,790)
				$40,644,340	$(1,603,478)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of April 30, 2022:
	Value	% of Net Assets
Communications Equipment	$1,232,515	2.2%
Diversified Telecommunication Services	68,477	0.1%
Electronic Equipment, Instruments & Components	125,596	0.2%
Health Care Technology	211,285	0.4%
Household Durables	66,722	0.1%
Industrial Conglomerates	197,837	0.4%
Interactive Media & Services	7,583,345	13.5%
Internet & Direct Marketing Retail	240,234	0.4%
IT Services	1,528,805	2.7%
Media	16,114	0.1%
Semiconductors & Semiconductor Equipment	8,054,849	14.3%
Software	14,510,272	25.7%
Technology Hardware, Storage & Peripherals	10,320,531	18.4%
Other **	12,086,444	21.5%
Total	$56,243,026	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (75.7%)
	Shares	Value
ADTRAN, Inc. (Communications Equipment)	102	$1,774
Anterix, Inc.* (Diversified Telecommunication Services)	37	1,918
Arista Networks, Inc.* (Communications Equipment)	240	27,737
AT&T, Inc. (Diversified Telecommunication Services)	1,249	23,556
ATN International, Inc. (Diversified Telecommunication Services)	23	909
Ciena Corp.* (Communications Equipment)	318	17,544
Cisco Systems, Inc. (Communications Equipment)	2,593	127,004
CommScope Holding Co., Inc.* (Communications Equipment)	419	2,527
Comtech Telecommunications Corp. (Communications Equipment)	55	748
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	147	875
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	80	1,868
Extreme Networks, Inc.* (Communications Equipment)	266	2,554
F5, Inc.* (Communications Equipment)	124	20,759
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	426	11,242
Garmin, Ltd. (Household Durables)	262	28,752
Globalstar, Inc.* (Diversified Telecommunication Services)	1,361	1,579
Harmonic, Inc.* (Communications Equipment)	211	1,751
IDT Corp.* - Class B (Diversified Telecommunication Services)	36	953
Inseego Corp.* (Communications Equipment)	162	462
Iridium Communications, Inc.* (Diversified Telecommunication Services)	271	9,677
Juniper Networks, Inc. (Communications Equipment)	667	21,024
Liberty Global PLC* - Class A (Media)	364	8,284
Liberty Global PLC* - Class C (Diversified Telecommunication Services)	681	16,140
Liberty Latin America, Ltd.* - Class A (Media)	83	767
Liberty Latin America, Ltd.* - Class C (Media)	319	2,948
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,890	19,013
Lumentum Holdings, Inc.* (Communications Equipment)	148	12,019
Motorola Solutions, Inc. (Communications Equipment)	131	27,993
NETGEAR, Inc.* (Communications Equipment)	61	1,324
NetScout Systems, Inc.* (Communications Equipment)	151	4,651
Plantronics, Inc.* (Communications Equipment)	88	3,508
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	146	1,813
Ribbon Communications, Inc.* (Communications Equipment)	247	852
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	103	2,081
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	203	3,719
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	238	29,307
U.S. Cellular Corp.* (Wireless Telecommunication Services)	32	921
Ubiquiti, Inc. (Communications Equipment)	12	3,387
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,733	126,538
ViaSat, Inc.* (Communications Equipment)	153	5,632
Viavi Solutions, Inc.* (Communications Equipment)	472	6,768
TOTAL COMMON STOCKS
(Cost $443,201)		582,878

Repurchase Agreements(a)(b) (26.9%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $207,003	$207,000	$207,000
TOTAL REPURCHASE AGREEMENTS
(Cost $207,000)		207,000
TOTAL INVESTMENT SECURITIES
(Cost $650,201) - 102.6%		789,878
Net other assets (liabilities) - (2.6)%		(20,241)

NET ASSETS - 100.0%	$769,637

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $176,000.

Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	5/23/22	0.93%	$238,819	$(17,408)
Dow Jones U.S. Select Telecommunications Index	UBS AG	5/23/22	0.68%	330,132	(23,638)
				$568,951	$(41,046)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2022:
	Value	% of Net Assets
Communications Equipment	$290,018	37.7%
Diversified Telecommunication Services	216,081	28.1%
Household Durables	28,752	3.7%
Media	11,999	1.5%
Wireless Telecommunication Services	36,028	4.7%
Other **	186,759	24.3%
Total	$769,637	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraBear ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (87.8%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $13,869,220	$13,869,000	$13,869,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,869,000)		13,869,000
TOTAL INVESTMENT SECURITIES
(Cost $13,869,000) - 87.8%		13,869,000
Net other assets (liabilities) - 12.2%		1,925,820
NET ASSETS - 100.0%		$15,794,820

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $4,456,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/27/22	(0.68)%	$(16,221,957)	$88,890
S&P 500	UBS AG	5/27/22	(0.48)%	(15,453,418)	192,945
				$(31,675,375)	$281,835

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (79.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,274	$183,736
A.O. Smith Corp. (Building Products)	293	17,120
Abbott Laboratories (Health Care Equipment & Supplies)	3,946	447,871
AbbVie, Inc. (Biotechnology)	3,945	579,441
ABIOMED, Inc.* (Health Care Equipment & Supplies)	102	29,231
Accenture PLC - Class A (IT Services)	1,411	423,808
Activision Blizzard, Inc. (Entertainment)	1,738	131,393
Adobe, Inc.* (Software)	1,053	416,934
Advance Auto Parts, Inc. (Specialty Retail)	139	27,749
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,648	311,977
Aflac, Inc. (Insurance)	1,339	76,698
Agilent Technologies, Inc. (Life Sciences Tools & Services)	671	80,030
Air Products & Chemicals, Inc. (Chemicals)	495	115,865
Akamai Technologies, Inc.* (IT Services)	363	40,758
Alaska Air Group, Inc.* (Airlines)	281	15,284
Albemarle Corp. (Chemicals)	261	50,329
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	325	59,202
Align Technology, Inc.* (Health Care Equipment & Supplies)	164	47,545
Allegion PLC (Building Products)	200	22,848
Alliant Energy Corp. (Electric Utilities)	559	32,875
Alphabet, Inc.* - Class A (Interactive Media & Services)	671	1,531,350
Alphabet, Inc.* - Class C (Interactive Media & Services)	620	1,425,585
Altria Group, Inc. (Tobacco)	4,068	226,059
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	977	2,428,461
Amcor PLC (Containers & Packaging)	3,378	40,063
Ameren Corp. (Multi-Utilities)	575	53,418
American Airlines Group, Inc.* (Airlines)	1,445	27,123
American Electric Power Co., Inc. (Electric Utilities)	1,124	111,400
American Express Co. (Consumer Finance)	1,372	239,702
American International Group, Inc. (Insurance)	1,853	108,419
American Tower Corp. (Equity Real Estate Investment Trusts)	1,016	244,875
American Water Works Co., Inc. (Water Utilities)	405	62,402
Ameriprise Financial, Inc. (Capital Markets)	247	65,576
AmerisourceBergen Corp. (Health Care Providers & Services)	336	50,833
AMETEK, Inc. (Electrical Equipment)	516	65,150
Amgen, Inc. (Biotechnology)	1,257	293,120
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,337	95,595
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,172	180,933
ANSYS, Inc.* (Software)	195	53,760
Anthem, Inc. (Health Care Providers & Services)	542	272,046
Aon PLC (Insurance)	479	137,947
APA Corp. (Oil, Gas & Consumable Fuels)	811	33,194
Apple, Inc. (Technology Hardware, Storage & Peripherals)	34,593	5,453,587
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,982	218,714
Aptiv PLC* (Auto Components)	604	64,266
Archer-Daniels-Midland Co. (Food Products)	1,248	111,772
Arista Networks, Inc.* (Communications Equipment)	501	57,901
Arthur J. Gallagher & Co. (Insurance)	465	78,348
Assurant, Inc. (Insurance)	127	23,099
AT&T, Inc. (Diversified Telecommunication Services)	15,937	300,572
Atmos Energy Corp. (Gas Utilities)	302	34,247
Autodesk, Inc.* (Software)	491	92,936
Automatic Data Processing, Inc. (IT Services)	937	204,435
AutoZone, Inc.* (Specialty Retail)	46	89,952
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	312	70,974
Avery Dennison Corp. (Containers & Packaging)	185	33,411
Baker Hughes Co. - Class A (Energy Equipment & Services)	2,022	62,722
Ball Corp. (Containers & Packaging)	723	58,678
Bank of America Corp. (Banks)	15,863	565,992
Bath & Body Works, Inc. (Specialty Retail)	575	30,412
Baxter International, Inc. (Health Care Equipment & Supplies)	1,117	79,374
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	636	157,213
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,086	1,319,083
Best Buy Co., Inc. (Specialty Retail)	483	43,436
Biogen, Inc.* (Biotechnology)	328	68,040
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	48	24,579
Bio-Techne Corp. (Life Sciences Tools & Services)	88	33,413
BlackRock, Inc. - Class A (Capital Markets)	318	198,648
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	92	203,348
BorgWarner, Inc. (Auto Components)	535	19,704
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	317	37,279
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,180	133,910
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,863	366,038
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	921	510,593
Broadridge Financial Solutions, Inc. (IT Services)	261	37,618
Brown & Brown, Inc. (Insurance)	523	32,416
Brown-Forman Corp. - Class B (Beverages)	408	27,516
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	290	30,784
Cadence Design Systems, Inc.* (Software)	619	93,376
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	477	31,616
Camden Property Trust (Equity Real Estate Investment Trusts)	228	35,771
Campbell Soup Co. (Food Products)	451	21,296
Capital One Financial Corp. (Consumer Finance)	924	115,149
Cardinal Health, Inc. (Health Care Providers & Services)	619	35,933
CarMax, Inc.* (Specialty Retail)	361	30,967

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	1,805	$31,227
Carrier Global Corp. (Building Products)	1,910	73,096
Catalent, Inc.* (Pharmaceuticals)	400	36,224
Caterpillar, Inc. (Machinery)	1,207	254,123
Cboe Global Markets, Inc. (Capital Markets)	238	26,889
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	747	62,031
CDW Corp. (Electronic Equipment, Instruments & Components)	303	49,444
Celanese Corp. (Chemicals)	241	35,413
Centene Corp.* (Health Care Providers & Services)	1,302	104,876
CenterPoint Energy, Inc. (Multi-Utilities)	1,403	42,946
Ceridian HCM Holding, Inc.* (Software)	305	17,120
Cerner Corp. (Health Care Technology)	656	61,428
CF Industries Holdings, Inc. (Chemicals)	479	46,382
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	113	27,291
Charter Communications, Inc.* - Class A (Media)	266	113,978
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,302	673,995
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	63	91,703
Chubb, Ltd. (Insurance)	961	198,398
Church & Dwight Co., Inc. (Household Products)	540	52,682
Cigna Corp. (Health Care Providers & Services)	721	177,928
Cincinnati Financial Corp. (Insurance)	334	40,968
Cintas Corp. (Commercial Services & Supplies)	197	78,260
Cisco Systems, Inc. (Communications Equipment)	9,412	460,999
Citigroup, Inc. (Banks)	4,429	213,522
Citizens Financial Group, Inc. (Banks)	951	37,469
Citrix Systems, Inc. (Software)	278	27,828
CME Group, Inc. (Capital Markets)	802	175,911
CMS Energy Corp. (Multi-Utilities)	647	44,442
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,172	94,815
Colgate-Palmolive Co. (Household Products)	1,881	144,931
Comcast Corp. - Class A (Media)	10,094	401,338
Comerica, Inc. (Banks)	292	23,915
Conagra Brands, Inc. (Food Products)	1,070	37,375
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,906	277,581
Consolidated Edison, Inc. (Multi-Utilities)	789	73,172
Constellation Brands, Inc. - Class A (Beverages)	367	90,315
Constellation Energy Corp. (Electric Utilities)	729	43,164
Copart, Inc.* (Commercial Services & Supplies)	476	54,097
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,667	58,662
Corteva, Inc. (Chemicals)	1,622	93,573
Costco Wholesale Corp. (Food & Staples Retailing)	989	525,871
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,818	52,340
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	965	178,728
CSX Corp. (Road & Rail)	4,949	169,949
Cummins, Inc. (Machinery)	318	60,162
CVS Health Corp. (Health Care Providers & Services)	2,929	281,565
D.R. Horton, Inc. (Household Durables)	720	50,105
Danaher Corp. (Health Care Equipment & Supplies)	1,420	356,605
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	285	37,543
DaVita, Inc.* (Health Care Providers & Services)	137	14,847
Deere & Co. (Machinery)	626	236,346
Delta Air Lines, Inc.* (Airlines)	1,428	61,446
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	488	19,515
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,405	81,729
DexCom, Inc.* (Health Care Equipment & Supplies)	216	88,253
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	380	47,967
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	634	92,640
Discover Financial Services (Consumer Finance)	643	72,312
DISH Network Corp.* - Class A (Media)	557	15,880
Dollar General Corp. (Multiline Retail)	517	122,803
Dollar Tree, Inc.* (Multiline Retail)	502	81,550
Dominion Energy, Inc. (Multi-Utilities)	1,807	147,524
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	81	27,378
Dover Corp. (Machinery)	321	42,789
Dow, Inc. (Chemicals)	1,642	109,193
DTE Energy Co. (Multi-Utilities)	432	56,609
Duke Energy Corp. (Electric Utilities)	1,716	189,034
Duke Realty Corp. (Equity Real Estate Investment Trusts)	850	46,538
DuPont de Nemours, Inc. (Chemicals)	1,145	75,490
DXC Technology Co.* (IT Services)	546	15,670
Eastman Chemical Co. (Chemicals)	288	29,569
Eaton Corp. PLC (Electrical Equipment)	889	128,922
eBay, Inc. (Internet & Direct Marketing Retail)	1,397	72,532
Ecolab, Inc. (Chemicals)	556	94,153
Edison International (Electric Utilities)	848	58,334
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,393	147,352
Electronic Arts, Inc. (Entertainment)	627	74,017
Eli Lilly & Co. (Pharmaceuticals)	1,772	517,654
Emerson Electric Co. (Electrical Equipment)	1,325	119,489
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	299	48,259
Entergy Corp. (Electric Utilities)	448	53,245
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,306	152,489
EPAM Systems, Inc.* (IT Services)	127	33,654
Equifax, Inc. (Professional Services)	272	55,357
Equinix, Inc. (Equity Real Estate Investment Trusts)	201	144,535
Equity Residential (Equity Real Estate Investment Trusts)	763	62,185

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares		Value
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	146		$48,073
Etsy, Inc.* (Internet & Direct Marketing Retail)	283		26,373
Everest Re Group, Ltd. (Insurance)	88		24,174
Evergy, Inc. (Electric Utilities)	512		34,739
Eversource Energy (Electric Utilities)	767		67,036
Exelon Corp. (Electric Utilities)	2,186		102,261
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	335		58,541
Expeditors International of Washington, Inc. (Air Freight & Logistics)	378		37,448
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	299		56,810
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	9,449		805,528
F5, Inc.* (Communications Equipment)	136		22,768
FactSet Research Systems, Inc. (Capital Markets)	84		33,893
Fastenal Co. (Trading Companies & Distributors)	1,284		71,018
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	158		18,495
FedEx Corp. (Air Freight & Logistics)	544		108,115
Fidelity National Information Services, Inc. (IT Services)	1,359		134,745
Fifth Third Bancorp (Banks)	1,525		57,233
First Horizon Corp. (Banks)	–	†	6
First Republic Bank (Banks)	400		59,688
FirstEnergy Corp. (Electric Utilities)	1,273		55,134
Fiserv, Inc.* (IT Services)	1,326		129,842
FleetCor Technologies, Inc.* (IT Services)	181		45,163
FMC Corp. (Chemicals)	283		37,509
Ford Motor Co. (Automobiles)	8,779		124,311
Fortinet, Inc.* (Software)	303		87,570
Fortive Corp. (Machinery)	801		46,058
Fortune Brands Home & Security, Inc. (Building Products)	303		21,589
Fox Corp. - Class A (Media)	705		25,267
Fox Corp. - Class B (Media)	325		10,803
Franklin Resources, Inc. (Capital Markets)	627		15,418
Freeport-McMoRan, Inc. (Metals & Mining)	3,275		132,802
Garmin, Ltd. (Household Durables)	339		37,202
Gartner, Inc.* (IT Services)	184		53,461
Generac Holdings, Inc.* (Electrical Equipment)	141		30,933
General Dynamics Corp. (Aerospace & Defense)	514		121,576
General Electric Co. (Industrial Conglomerates)	2,453		182,871
General Mills, Inc. (Food Products)	1,346		95,203
General Motors Co.* (Automobiles)	3,243		122,942
Genuine Parts Co. (Distributors)	318		41,355
Gilead Sciences, Inc. (Biotechnology)	2,799		166,093
Global Payments, Inc. (IT Services)	635		86,982
Globe Life, Inc. (Insurance)	207		20,303
Halliburton Co. (Energy Equipment & Services)	2,006		71,454
Hartford Financial Services Group, Inc. (Insurance)	747		52,238
Hasbro, Inc. (Leisure Products)	289		25,449
HCA Healthcare, Inc. (Health Care Providers & Services)	535		114,784
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	1,203		39,470
Henry Schein, Inc.* (Health Care Providers & Services)	309		25,060
Hess Corp. (Oil, Gas & Consumable Fuels)	615		63,388
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,886		44,473
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	622		96,590
Hologic, Inc.* (Health Care Equipment & Supplies)	558		40,170
Honeywell International, Inc. (Industrial Conglomerates)	1,530		296,071
Hormel Foods Corp. (Food Products)	629		32,953
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,593		32,418
Howmet Aerospace, Inc. (Aerospace & Defense)	847		28,900
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,418		88,571
Humana, Inc. (Health Care Providers & Services)	287		127,589
Huntington Bancshares, Inc. (Banks)	3,208		42,185
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	89		18,934
IDEX Corp. (Machinery)	170		32,269
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	189		81,361
Illinois Tool Works, Inc. (Machinery)	638		125,756
Illumina, Inc.* (Life Sciences Tools & Services)	349		103,530
Incyte Corp.* (Biotechnology)	420		31,483
Ingersoll Rand, Inc. (Machinery)	910		40,004
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,090		396,233
Intercontinental Exchange, Inc. (Capital Markets)	1,254		145,226
International Business Machines Corp. (IT Services)	2,001		264,552
International Flavors & Fragrances, Inc. (Chemicals)	568		68,898
International Paper Co. (Containers & Packaging)	864		39,986
Intuit, Inc. (Software)	632		264,650
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	798		190,961
Invesco, Ltd. (Capital Markets)	762		14,006
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	80		7,558
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	426		92,864
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	646		34,710
J.B. Hunt Transport Services, Inc. (Road & Rail)	187		31,949
Jack Henry & Associates, Inc. (IT Services)	163		30,902
Jacobs Engineering Group, Inc. (Professional Services)	288		39,902
Johnson & Johnson (Pharmaceuticals)	5,874		1,060,023
Johnson Controls International PLC (Building Products)	1,568		93,875
JPMorgan Chase & Co. (Banks)	6,594		787,061

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Juniper Networks, Inc. (Communications Equipment)	726	$22,884
Kellogg Co. (Food Products)	571	39,114
KeyCorp (Banks)	2,073	40,030
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	408	57,230
Kimberly-Clark Corp. (Household Products)	752	104,400
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,376	34,854
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,351	78,971
KLA Corp. (Semiconductors & Semiconductor Equipment)	337	107,591
L3Harris Technologies, Inc. (Aerospace & Defense)	438	101,730
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	208	49,978
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	311	144,851
Lamb Weston Holding, Inc. (Food Products)	324	21,416
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	767	27,175
Leidos Holdings, Inc. (Professional Services)	313	32,399
Lennar Corp. - Class A (Household Durables)	584	44,670
Lincoln National Corp. (Insurance)	372	22,376
Linde PLC (Chemicals)	1,144	356,881
Live Nation Entertainment, Inc.* (Entertainment)	301	31,569
LKQ Corp. (Distributors)	598	29,679
Lockheed Martin Corp. (Aerospace & Defense)	541	233,777
Loews Corp. (Insurance)	437	27,461
Lowe’s Cos., Inc. (Specialty Retail)	1,503	297,188
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,056	20,683
LyondellBasell Industries N.V. - Class A (Chemicals)	587	62,240
M&T Bank Corp. (Banks)	400	66,656
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,737	43,286
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,292	112,740
MarketAxess Holdings, Inc. (Capital Markets)	85	22,407
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	611	108,378
Marsh & McLennan Cos., Inc. (Insurance)	1,127	182,236
Martin Marietta Materials, Inc. (Construction Materials)	139	49,237
Masco Corp. (Building Products)	536	28,242
Mastercard, Inc. - Class A (IT Services)	1,927	700,233
Match Group, Inc.* (Interactive Media & Services)	632	50,023
McCormick & Co., Inc. (Food Products)	557	56,017
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,667	415,349
McKesson Corp. (Health Care Providers & Services)	334	103,410
Medtronic PLC (Health Care Equipment & Supplies)	3,000	313,080
Merck & Co., Inc. (Pharmaceuticals)	5,636	499,857
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	5,152	1,032,821
MetLife, Inc. (Insurance)	1,566	102,855
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	51	65,154
MGM Resorts International (Hotels, Restaurants & Leisure)	841	34,515
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,242	80,978
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,499	170,407
Microsoft Corp. (Software)	16,728	4,642,354
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	257	50,547
Moderna, Inc.* (Biotechnology)	787	105,781
Mohawk Industries, Inc.* (Household Durables)	122	17,209
Molina Healthcare, Inc.* (Health Care Providers & Services)	130	40,749
Molson Coors Beverage Co. - Class B (Beverages)	420	22,739
Mondelez International, Inc. - Class A (Food Products)	3,098	199,760
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	97	38,047
Monster Beverage Corp.* (Beverages)	838	71,800
Moody’s Corp. (Capital Markets)	361	114,249
Morgan Stanley (Capital Markets)	3,165	255,067
Motorola Solutions, Inc. (Communications Equipment)	377	80,561
MSCI, Inc. - Class A (Capital Markets)	181	76,246
Nasdaq, Inc. (Capital Markets)	261	41,074
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	496	36,332
Netflix, Inc.* (Entertainment)	991	188,647
Newell Brands, Inc. (Household Durables)	845	19,562
Newmont Corp. (Metals & Mining)	1,779	129,600
News Corp. - Class A (Media)	872	17,318
News Corp. - Class B (Media)	270	5,376
NextEra Energy, Inc. (Electric Utilities)	4,379	310,996
Nielsen Holdings PLC (Professional Services)	801	21,475
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,848	355,145
NiSource, Inc. (Multi-Utilities)	876	25,509
Nordson Corp. (Machinery)	121	26,098
Norfolk Southern Corp. (Road & Rail)	535	137,966
Northern Trust Corp. (Capital Markets)	464	47,815
Northrop Grumman Corp. (Aerospace & Defense)	327	143,684
NortonLifelock, Inc. (Software)	1,299	32,527
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	930	18,628
NRG Energy, Inc. (Electric Utilities)	546	19,601
Nucor Corp. (Metals & Mining)	607	93,951
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,579	1,034,738
NVR, Inc.* (Household Durables)	7	30,633
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	593	101,344

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,979	$109,023
Old Dominion Freight Line, Inc. (Road & Rail)	208	58,265
Omnicom Group, Inc. (Media)	466	35,477
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	995	63,013
Oracle Corp. (Software)	3,514	257,928
O’Reilly Automotive, Inc.* (Specialty Retail)	150	90,983
Organon & Co. (Pharmaceuticals)	566	18,299
Otis Worldwide Corp. (Machinery)	949	69,125
PACCAR, Inc. (Machinery)	775	64,364
Packaging Corp. of America (Containers & Packaging)	212	34,168
Paramount Global - Class B (Media)	1,354	39,428
Parker-Hannifin Corp. (Machinery)	287	77,725
Paychex, Inc. (IT Services)	717	90,865
Paycom Software, Inc.* (Software)	107	30,117
PayPal Holdings, Inc.* (IT Services)	2,599	228,530
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	371	13,567
Pentair PLC (Machinery)	369	18,727
PepsiCo, Inc. (Beverages)	3,087	530,069
PerkinElmer, Inc. (Life Sciences Tools & Services)	282	41,344
Pfizer, Inc. (Pharmaceuticals)	12,524	614,553
Philip Morris International, Inc. (Tobacco)	3,458	345,800
Phillips 66 (Oil, Gas & Consumable Fuels)	1,044	90,577
Pinnacle West Capital Corp. (Electric Utilities)	252	17,942
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	507	117,862
Pool Corp. (Distributors)	89	36,065
PPG Industries, Inc. (Chemicals)	530	67,835
PPL Corp. (Electric Utilities)	1,676	47,448
Principal Financial Group, Inc. (Insurance)	542	36,932
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,651	264,638
Prudential Financial, Inc. (Insurance)	843	91,474
PTC, Inc.* (Software)	235	26,839
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,128	78,576
Public Storage (Equity Real Estate Investment Trusts)	340	126,310
PulteGroup, Inc. (Household Durables)	555	23,177
PVH Corp. (Textiles, Apparel & Luxury Goods)	156	11,354
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	242	27,535
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,515	351,320
Quanta Services, Inc. (Construction & Engineering)	318	36,882
Quest Diagnostics, Inc. (Health Care Providers & Services)	266	35,601
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	103	10,747
Raymond James Financial, Inc. (Capital Markets)	417	40,641
Raytheon Technologies Corp. (Aerospace & Defense)	3,330	316,050
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,263	87,602
Regency Centers Corp. (Equity Real Estate Investment Trusts)	344	23,678
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	238	156,868
Regions Financial Corp. (Banks)	2,102	43,553
Republic Services, Inc. (Commercial Services & Supplies)	466	62,570
ResMed, Inc. (Health Care Equipment & Supplies)	326	65,190
Robert Half International, Inc. (Professional Services)	244	23,988
Rockwell Automation, Inc. (Electrical Equipment)	259	65,442
Rollins, Inc. (Commercial Services & Supplies)	505	16,938
Roper Technologies, Inc. (Industrial Conglomerates)	236	110,901
Ross Stores, Inc. (Specialty Retail)	788	78,619
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	501	38,943
S&P Global, Inc. (Capital Markets)	790	297,436
Salesforce, Inc.* (Software)	2,198	386,716
SBA Communications Corp. (Equity Real Estate Investment Trusts)	243	84,348
Schlumberger, Ltd. (Energy Equipment & Services)	3,132	122,179
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	449	36,836
Sealed Air Corp. (Containers & Packaging)	331	21,254
Sempra Energy (Multi-Utilities)	713	115,050
ServiceNow, Inc.* (Software)	446	213,233
Signature Bank (Banks)	140	33,915
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	733	86,494
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	366	41,468
Snap-on, Inc. (Machinery)	119	25,286
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	117	29,298
Southwest Airlines Co.* (Airlines)	1,322	61,763
Stanley Black & Decker, Inc. (Machinery)	364	43,735
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,568	191,676
State Street Corp. (Capital Markets)	817	54,714
STERIS PLC (Health Care Equipment & Supplies)	223	49,963
Stryker Corp. (Health Care Equipment & Supplies)	750	180,945
SVB Financial Group* (Banks)	131	63,881
Synchrony Financial (Consumer Finance)	1,163	42,810
Synopsys, Inc.* (Software)	343	98,369
Sysco Corp. (Food & Staples Retailing)	1,133	96,849
T. Rowe Price Group, Inc. (Capital Markets)	511	62,873
Take-Two Interactive Software, Inc.* (Entertainment)	258	30,834
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	589	19,390
Target Corp. (Multiline Retail)	1,069	244,427
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	727	90,715
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	104	44,881

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Teleflex, Inc. (Health Care Equipment & Supplies)	105	$29,990
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	364	38,387
Tesla, Inc.* (Automobiles)	1,868	1,626,579
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,060	350,715
Textron, Inc. (Aerospace & Defense)	492	34,071
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,488	30,385
The Allstate Corp. (Insurance)	626	79,214
The Bank of New York Mellon Corp. (Capital Markets)	1,650	69,399
The Boeing Co.* (Aerospace & Defense)	1,223	182,031
The Charles Schwab Corp. (Capital Markets)	3,354	222,471
The Clorox Co. (Household Products)	275	39,454
The Coca-Cola Co. (Beverages)	8,677	560,620
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	110	39,714
The Estee Lauder Co., Inc. (Personal Products)	519	137,047
The Goldman Sachs Group, Inc. (Capital Markets)	757	231,256
The Hershey Co. (Food Products)	324	73,149
The Home Depot, Inc. (Specialty Retail)	2,330	699,931
The Interpublic Group of Cos., Inc. (Media)	878	28,640
The JM Smucker Co. - Class A (Food Products)	242	33,137
The Kraft Heinz Co. (Food Products)	1,583	67,483
The Kroger Co. (Food & Staples Retailing)	1,493	80,562
The Mosaic Co. (Chemicals)	826	51,559
The PNC Financial Services Group, Inc. (Banks)	937	155,636
The Procter & Gamble Co. (Household Products)	5,350	858,943
The Progressive Corp. (Insurance)	1,304	139,997
The Sherwin-Williams Co. (Chemicals)	539	148,203
The Southern Co. (Electric Utilities)	2,366	173,641
The TJX Cos., Inc. (Specialty Retail)	2,662	163,127
The Travelers Cos., Inc. (Insurance)	538	92,030
The Walt Disney Co.* (Entertainment)	4,062	453,440
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,711	92,960
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	879	486,016
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,310	161,313
Tractor Supply Co. (Specialty Retail)	254	51,168
Trane Technologies PLC (Building Products)	521	72,883
TransDigm Group, Inc.* (Aerospace & Defense)	118	70,188
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	560	37,352
Truist Financial Corp. (Banks)	2,976	143,890
Twitter, Inc.* (Interactive Media & Services)	1,784	87,452
Tyler Technologies, Inc.* (Software)	91	35,919
Tyson Foods, Inc. - Class A (Food Products)	653	60,833
U.S. Bancorp (Banks)	3,013	146,311
UDR, Inc. (Equity Real Estate Investment Trusts)	667	35,491
Ulta Beauty, Inc.* (Specialty Retail)	121	48,013
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	421	6,467
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	480	6,811
Union Pacific Corp. (Road & Rail)	1,422	333,160
United Airlines Holdings , Inc.* (Airlines)	723	36,512
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,627	292,827
United Rentals, Inc.* (Trading Companies & Distributors)	162	51,276
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,102	1,068,973
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	163	19,972
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	912	101,670
Ventas, Inc. (Equity Real Estate Investment Trusts)	891	49,495
VeriSign, Inc.* (IT Services)	216	38,597
Verisk Analytics, Inc. (Professional Services)	360	73,458
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,367	433,692
Vertex Pharmaceuticals, Inc.* (Biotechnology)	568	155,189
VF Corp. (Textiles, Apparel & Luxury Goods)	721	37,492
Viatris, Inc. (Pharmaceuticals)	2,698	27,870
Visa, Inc. - Class A (IT Services)	3,700	788,581
Vornado Realty Trust (Equity Real Estate Investment Trusts)	355	13,742
Vulcan Materials Co. (Construction Materials)	296	50,997
W.R. Berkley Corp. (Insurance)	468	31,117
W.W. Grainger, Inc. (Trading Companies & Distributors)	97	48,503
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,599	67,798
Walmart, Inc. (Food & Staples Retailing)	3,157	482,989
Warner Bros Discovery, Inc.* (Entertainment)	4,912	89,153
Waste Management, Inc. (Commercial Services & Supplies)	859	141,254
Waters Corp.* (Life Sciences Tools & Services)	136	41,211
WEC Energy Group, Inc. (Multi-Utilities)	704	70,435
Wells Fargo & Co. (Banks)	8,670	378,272
Welltower, Inc. (Equity Real Estate Investment Trusts)	972	88,267
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	165	51,985
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	698	37,043
Westinghouse Air Brake Technologies Corp. (Machinery)	417	37,492
WestRock Co. (Containers & Packaging)	587	29,074
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,668	68,755
Whirlpool Corp. (Household Durables)	132	23,961
Willis Towers Watson PLC (Insurance)	272	58,442

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	235	$16,563
Xcel Energy, Inc. (Electric Utilities)	1,202	88,059
Xylem, Inc. (Machinery)	402	32,361
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	645	75,471
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	118	43,620
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	466	56,270
Zions Bancorp (Banks)	338	19,100
Zoetis, Inc. (Pharmaceuticals)	1,056	187,176
TOTAL COMMON STOCKS (Cost $29,865,732)		77,956,961

Repurchase Agreements(a)(b) (23.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $22,666,360	$22,666,000	$22,666,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,666,000)		22,666,000

TOTAL INVESTMENT SECURITIES (Cost $52,531,732) - 102.6%		100,622,961
Net other assets (liabilities) - (2.6)%		(2,574,651)

NET ASSETS - 100.0%		$98,048,310

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $17,307,000.

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	4	6/20/22	$825,500	$(6,598)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/27/22	0.93%	$30,253,991	$(342,894)
SPDR S&P 500 ETF	Goldman Sachs International	5/27/22	0.84%	19,827,154	(330,674)
				$50,081,145	$(673,568)

S&P 500	UBS AG	5/27/22	0.83%	$55,789,732	$(697,666)
SPDR S&P 500 ETF	UBS AG	5/27/22	0.43%	11,156,847	(142,979)
				$66,946,579	$(840,645)
				$117,027,724	$(1,514,213)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

UltraBull ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$1,250,941	1.3%
Air Freight & Logistics	469,174	0.5%
Airlines	202,128	0.2%
Auto Components	83,970	0.1%
Automobiles	1,873,832	1.9%
Banks	2,878,315	2.9%
Beverages	1,303,059	1.3%
Biotechnology	1,556,015	1.6%
Building Products	329,653	0.3%
Capital Markets	2,211,215	2.2%
Chemicals	1,443,092	1.5%
Commercial Services & Supplies	353,119	0.4%
Communications Equipment	645,113	0.7%
Construction & Engineering	36,882	NM
Construction Materials	100,234	0.1%
Consumer Finance	469,973	0.5%
Containers & Packaging	256,634	0.3%
Distributors	107,099	0.1%
Diversified Financial Services	1,319,083	1.3%
Diversified Telecommunication Services	754,947	0.8%
Electric Utilities	1,404,909	1.4%
Electrical Equipment	409,936	0.4%
Electronic Equipment, Instruments & Components	485,057	0.5%
Energy Equipment & Services	256,355	0.3%
Entertainment	999,053	1.0%
Equity Real Estate Investment Trusts	2,216,925	2.3%
Food & Staples Retailing	1,254,069	1.3%
Food Products	849,508	0.9%
Gas Utilities	34,247	NM
Health Care Equipment & Supplies	2,606,498	2.7%
Health Care Providers & Services	2,524,144	2.6%
Health Care Technology	61,428	0.1%
Hotels, Restaurants & Leisure	1,518,211	1.5%
Household Durables	246,519	0.2%
Household Products	1,200,410	1.2%
Independent Power and Renewable Electricity Producers	30,385	NM
Industrial Conglomerates	773,579	0.8%
Insurance	1,657,142	1.7%
Interactive Media & Services	4,127,230	4.2%
Internet & Direct Marketing Retail	2,527,366	2.6%
IT Services	3,443,211	3.5%
Leisure Products	25,449	NM
Life Sciences Tools & Services	995,432	1.0%
Machinery	1,232,420	1.2%
Media	693,505	0.7%
Metals & Mining	356,353	0.4%
Multiline Retail	448,780	0.4%
Multi-Utilities	707,681	0.7%
Oil, Gas & Consumable Fuels	2,998,313	3.1%
Personal Products	137,047	0.1%
Pharmaceuticals	3,327,693	3.4%
Professional Services	246,579	0.2%
Real Estate Management & Development	62,031	0.1%
Road & Rail	731,289	0.7%
Semiconductors & Semiconductor Equipment	4,183,388	4.3%
Software	6,778,177	7.0%
Specialty Retail	1,651,545	1.7%
Technology Hardware, Storage & Peripherals	5,696,842	5.8%
Textiles, Apparel & Luxury Goods	447,406	0.4%
Tobacco	571,859	0.6%
Trading Companies & Distributors	170,797	0.2%
Water Utilities	62,402	0.1%
Wireless Telecommunication Services	161,313	0.2%
Other **	20,091,349	20.5%
Total	$98,048,310	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraChina ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (86.0%)

	Shares	Value
21Vianet Group, Inc.*ADR (IT Services)	4,938	$29,480
360 DigiTech, Inc.ADR (Consumer Finance)	5,220	75,325
Agora, Inc.*ADR (Software)	3,468	25,559
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	29,481	2,862,311
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	8,190	92,383
Autohome, Inc.ADR (Interactive Media & Services)	2,909	84,565
Baidu, Inc.*ADR (Interactive Media & Services)	8,120	1,008,260
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)	3,105	23,722
Beigene, Ltd.*ADR (Biotechnology)	2,713	434,080
Bilibili, Inc.*ADR (Entertainment)	11,549	281,103
Canaan, Inc.*ADR (Technology Hardware, Storage & Peripherals)	7,133	27,105
China Life Insurance Co., Ltd.ADR (Insurance)	77,257	553,933
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	13,244	644,983
China Southern Airlines Co., Ltd.*ADR (Airlines)	1,775	47,978
Chindata Group Holdings, Ltd.*ADR (IT Services)	6,261	39,069
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	3,091	128,493
DouYu International Holdings, Ltd.*ADR (Entertainment)	8,084	14,309
FinVolution GroupADR (Consumer Finance)	7,290	27,410
Gaotu Techedu, Inc.*ADR (Diversified Consumer Services)	6,918	11,000
GDS Holdings, Ltd.*ADR (IT Services)	5,935	186,477
Hello Group, Inc.ADR (Interactive Media & Services)	8,138	43,294
Huaneng Power International, Inc.ADR (Independent Power and Renewable Electricity Producers)	4,392	87,225
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	7,633	230,822
HUYA, Inc.*ADR (Entertainment)	4,399	18,168
iQIYI, Inc.*ADR (Entertainment)	17,088	60,833
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	29,911	1,844,312
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	2,104	107,851
JOYY, Inc.ADR (Interactive Media & Services)	2,783	110,123
KE Holdings, Inc.*ADR (Real Estate Management & Development)	26,041	369,261
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	5,269	19,074
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)	5,728	14,664
MINISO Group Holding, Ltd.*ADR (Multiline Retail)	1,630	11,981
NetEase, Inc.ADR (Entertainment)	10,675	1,017,648
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	7,830	98,266
NIO, Inc.*ADR (Automobiles)	33,203	554,490
Niu Technologies*ADR (Automobiles)	2,305	22,013
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	10,948	519,154
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	15,452	665,827
ReneSola, Ltd.*ADR (Construction & Engineering)	2,353	11,341
Sinopec Shanghai Petrochemical Co., Ltd.*ADR (Chemicals)	1,597	29,433
Sohu.com, Ltd.*ADR (Interactive Media & Services)	1,488	23,034
TAL Education Group*ADR (Diversified Consumer Services)	25,862	87,672
Tencent Music Entertainment Group*ADR (Entertainment)	30,469	129,493
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	25,480	602,602
Up Fintech Holding, Ltd.*ADR (Capital Markets)	4,256	16,513
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	18,992	145,479
Weibo Corp.*ADR (Interactive Media & Services)	3,590	83,073
Youdao, Inc.*ADR (Diversified Consumer Services)	1,300	9,360
Zai Lab, Ltd.*ADR (Biotechnology)	3,913	156,363
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	22,917	630,447
TOTAL COMMON STOCKS
(Cost $12,176,172)		14,317,361

Repurchase Agreements(a)(b) (18.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $3,154,050	$3,154,000	$3,154,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,154,000)		3,154,000

TOTAL INVESTMENT SECURITIES
(Cost $15,330,172) - 104.9%		17,471,361
Net other assets (liabilities) - (4.9)%		(808,731)

NET ASSETS - 100.0%		$16,662,630

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $3,154,000.
ADR	American Depositary Receipt

UltraChina ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	5/27/22	0.93%	$10,690,905	$605,488
S&P China Select ADR Index (USD)	UBS AG	5/27/22	0.58%	8,361,716	565,303
				$19,052,621	$1,170,791

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Air Freight & Logistics	$630,447	3.8%
Airlines	47,978	0.3%
Automobiles	576,503	3.5%
Biotechnology	590,444	3.5%
Capital Markets	16,513	0.1%
Chemicals	29,433	0.2%
Construction & Engineering	11,341	0.1%
Consumer Finance	117,399	0.7%
Diversified Consumer Services	206,298	1.2%
Entertainment	1,521,554	9.1%
Hotels, Restaurants & Leisure	230,822	1.4%
Independent Power and Renewable Electricity Producers	87,225	0.5%
Insurance	553,933	3.3%
Interactive Media & Services	1,352,349	8.1%
Internet & Direct Marketing Retail	6,144,252	36.8%
IT Services	274,100	1.7%
Metals & Mining	92,383	0.6%
Multiline Retail	11,981	0.1%
Oil, Gas & Consumable Fuels	1,164,137	7.0%
Real Estate Management & Development	369,261	2.2%
Semiconductors & Semiconductor Equipment	236,344	1.4%
Software	25,559	0.2%
Technology Hardware, Storage & Peripherals	27,105	0.2%
Other **	2,345,269	14.0%
Total	$16,662,630	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of April 30, 2022:

	Value	% of Net Assets
China	$14,317,361	86.0%
Other **	2,345,269	14.0%
Total	$16,662,630	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (71.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,681	$675,094
American Express Co. (Consumer Finance)	4,681	817,818
Amgen, Inc. (Biotechnology)	4,677	1,090,630
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,682	738,117
Caterpillar, Inc. (Machinery)	4,678	984,906
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,682	733,529
Cisco Systems, Inc. (Communications Equipment)	4,686	229,520
Dow, Inc. (Chemicals)	4,683	311,420
Honeywell International, Inc. (Industrial Conglomerates)	4,677	905,046
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,684	204,176
International Business Machines Corp. (IT Services)	4,682	619,007
Johnson & Johnson (Pharmaceuticals)	4,682	844,913
JPMorgan Chase & Co. (Banks)	4,682	558,844
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,677	1,165,321
Merck & Co., Inc. (Pharmaceuticals)	4,682	415,247
Microsoft Corp. (Software)	4,677	1,297,961
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	4,682	583,845
Salesforce, Inc.* (Software)	4,677	822,871
The Boeing Co.* (Aerospace & Defense)	4,678	696,274
The Coca-Cola Co. (Beverages)	4,682	302,504
The Goldman Sachs Group, Inc. (Capital Markets)	4,677	1,428,776
The Home Depot, Inc. (Specialty Retail)	4,677	1,404,972
The Procter & Gamble Co. (Household Products)	4,682	751,695
The Travelers Cos., Inc. (Insurance)	4,682	800,903
The Walt Disney Co.* (Entertainment)	4,682	522,651
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,677	2,378,488
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,682	216,777
Visa, Inc. - Class A (IT Services)	4,677	996,809
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,685	198,644
Walmart, Inc. (Food & Staples Retailing)	4,682	716,299
TOTAL COMMON STOCKS
(Cost $10,978,383)		23,413,057

Repurchase Agreements(a)(b) (28.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $9,173,146	$9,173,000	$9,173,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,173,000)		9,173,000

TOTAL INVESTMENT SECURITIES
(Cost $20,151,383) - 99.4%		32,586,057
Net other assets (liabilities) - 0.6%		209,889
NET ASSETS - 100.0%		$32,795,946

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $5,638,000.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	22	6/20/22	$3,617,020	$42,189

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	5/27/22	0.93%	$8,828,151	$(95,953)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	5/27/22	0.77%	4,654,459	(47,353)
				$13,482,610	$(143,306)

Dow Jones Industrial Average	UBS AG	5/27/22	0.83%	$17,584,899	$(196,768)
SPDR Dow Jones Industrial Average ETF	UBS AG	5/27/22	0.63%	7,397,592	(75,202)
				$24,982,491	$(271,970)
				$38,465,101	$(415,276)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraDow 30 ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$696,274	2.1%
Banks	558,844	1.7%
Beverages	302,504	0.9%
Biotechnology	1,090,630	3.3%
Capital Markets	1,428,777	4.4%
Chemicals	311,419	1.0%
Communications Equipment	229,520	0.7%
Consumer Finance	817,818	2.5%
Diversified Telecommunication Services	216,777	0.7%
Entertainment	522,652	1.6%
Food & Staples Retailing	914,943	2.8%
Health Care Providers & Services	2,378,488	7.3%
Hotels, Restaurants & Leisure	1,165,321	3.6%
Household Products	751,695	2.3%
Industrial Conglomerates	1,580,140	4.8%
Insurance	800,903	2.4%
IT Services	1,615,816	4.9%
Machinery	984,906	3.0%
Oil, Gas & Consumable Fuels	733,529	2.2%
Pharmaceuticals	1,260,160	3.8%
Semiconductors & Semiconductor Equipment	204,176	0.6%
Software	2,120,832	6.4%
Specialty Retail	1,404,971	4.3%
Technology Hardware, Storage & Peripherals	738,117	2.3%
Textiles, Apparel & Luxury Goods	583,845	1.8%
Other **	9,382,889	28.6%
Total	$32,795,946	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (88.7%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	6,110	$593,219
Ambev S.A.ADR (Beverages)	14,786	43,027
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	3,788	73,600
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	1,400	28,588
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	5,766	37,133
Baidu, Inc.*ADR (Interactive Media & Services)	951	118,086
Banco Bradesco S.A.ADR (Banks)	17,889	64,400
Beigene, Ltd.*ADR (Biotechnology)	175	28,000
Bilibili, Inc.*ADR (Entertainment)	746	18,158
Cemex S.A.B. de C.V.*ADR (Construction Materials)	5,077	22,339
China Life Insurance Co., Ltd.ADR (Insurance)	4,988	35,764
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	856	41,688
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	1,275	55,871
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	407	21,848
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	616	46,040
GDS Holdings, Ltd.*ADR (IT Services)	383	12,034
Gerdau S.A.ADR (Metals & Mining)	3,844	21,795
Gold Fields, Ltd.ADR (Metals & Mining)	2,977	39,981
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	116	17,840
Grupo Televisa S.A.B.ADR (Media)	1,697	15,663
HDFC Bank, Ltd.*ADR (Banks)	4,535	250,377
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	493	14,908
ICICI Bank, Ltd.ADR (Banks)	8,620	164,125
Infosys, Ltd.ADR (IT Services)	12,135	241,123
Itau Unibanco Holding S.A.*ADR (Banks)	16,253	77,852
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	3,504	216,057
KB Financial Group, Inc.ADR (Banks)	1,311	60,201
KE Holdings, Inc.*ADR (Real Estate Management & Development)	1,684	23,879
NetEase, Inc.ADR (Entertainment)	1,252	119,353
NIO, Inc.*ADR (Automobiles)	4,494	75,050
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	708	33,573
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	6,241	84,690
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	1,471	63,385
POSCOADR (Metals & Mining)	1,018	57,731
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	1,595	50,753
Sasol, Ltd.*ADR (Chemicals)	1,941	47,089
Shinhan Financial Group Co., Ltd.ADR (Banks)	1,733	56,686
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	2,237	30,736
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	646	16,163
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	479	35,350
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	2,648	26,745
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	8,956	832,281
Tata Motors, Ltd.*ADR (Automobiles)	1,181	33,316
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	1,646	38,928
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	7,793	62,032
Vale S.A.ADR (Metals & Mining)	11,299	190,841
Wipro, Ltd.ADR (IT Services)	4,964	31,968
Woori Financial Group, Inc.ADR (Banks)	635	21,984
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	1,481	40,742
TOTAL COMMON STOCKS
(Cost $2,019,040)		4,332,992

Preferred Stock (1.9%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	7,704	94,528

TOTAL PREFERRED STOCK
(Cost $–)		94,528

Repurchase Agreements(a)(b) (22.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $1,122,018	$1,122,000	$1,122,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,122,000)		1,122,000

TOTAL INVESTMENT SECURITIES
(Cost $3,141,040) - 113.5%		5,549,520
Net other assets (liabilities) - (13.5)%		(658,847)

NET ASSETS - 100.0%		$4,890,673

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $1,122,000.
ADR	American Depositary Receipt

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	5/27/22	0.93%	$3,246,483	$93,615
S&P Emerging 50 ADR Index (USD)	UBS AG	5/27/22	0.83%	2,107,002	70,327
				$5,353,485	$163,942

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Air Freight & Logistics	$40,742	0.8%
Automobiles	108,366	2.2%
Banks	695,625	14.2%
Beverages	89,067	1.8%
Biotechnology	28,000	0.6%
Chemicals	82,439	1.7%
Construction Materials	22,339	0.5%
Diversified Telecommunication Services	106,623	2.2%
Entertainment	137,511	2.8%
Hotels, Restaurants & Leisure	14,908	0.3%
Insurance	35,764	0.7%
Interactive Media & Services	118,086	2.4%
Internet & Direct Marketing Retail	911,590	18.6%
IT Services	285,124	5.8%
Media	15,663	0.3%
Metals & Mining	369,672	7.6%
Oil, Gas & Consumable Fuels	254,479	5.2%
Paper & Forest Products	26,745	0.6%
Pharmaceuticals	21,848	0.5%
Real Estate Management & Development	23,879	0.5%
Semiconductors & Semiconductor Equipment	931,446	19.1%
Transportation Infrastructure	17,840	0.4%
Wireless Telecommunication Services	89,764	1.8%
Other **	463,153	9.4%
Total	$4,890,673	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2022:

	Value	% of Net Assets
Brazil	$603,878	12.3%
Chile	35,350	0.7%
China	1,488,987	30.5%
India	742,757	15.2%
Indonesia	50,753	1.0%
Mexico	175,482	3.6%
South Africa	146,394	3.0%
South Korea	196,602	4.0%
Taiwan	987,317	20.3%
Other **	463,153	9.4%
Total	$4,890,673	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraInternational ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (103.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $2,105,033	$2,105,000	$2,105,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,105,000)		2,105,000

TOTAL INVESTMENT SECURITIES
(Cost $2,105,000) - 103.5%		2,105,000
Net other assets (liabilities) - (3.5)%		(70,910)

NET ASSETS - 100.0%		$2,034,090

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $125,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	5/27/22	0.83%	$2,481,365	$(7,473)
MSCI EAFE Index	UBS AG	5/27/22	1.13%	1,586,277	7,784
				$4,067,642	$311

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraJapan ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a) (92.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $11,055,176	$11,055,000	$11,055,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,055,000)		11,055,000

TOTAL INVESTMENT SECURITIES
(Cost $11,055,000) - 92.6%		11,055,000
Net other assets (liabilities) - 7.4%		885,417

NET ASSETS - 100.0%		$11,940,417

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	178	6/10/22	$23,820,850	$925,584

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	5/27/22	0.78%	$148,425	$649

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (81.5%)

	Shares	Value
Ambev S.A.ADR (Beverages)	184,063	$535,623
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	32,718	635,711
Banco Bradesco S.A.ADR (Banks)	136,457	491,246
Banco de ChileADR (Banks)	9,529	191,342
Banco Santander Brasil S.A.ADR (Banks)	16,450	104,787
Banco Santander ChileADR (Banks)	6,822	132,620
Bancolombia S.A.ADR (Banks)	4,959	192,260
BRF S.A.*ADR (Food Products)	33,722	94,422
Cemex S.A.B. de C.V.*ADR (Construction Materials)	66,416	292,230
Centrais Eletricas Brasileiras S.A.*ADR (Electric Utilities)	15,833	131,256
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	10,493	99,054
Cia Energetica de Minas Gerais*ADR (Electric Utilities)	49,460	149,863
Cia Siderurgica Nacional S.A.ADR (Metals & Mining)	28,578	120,313
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	2,304	125,798
Companhia de Saneamento Basico do Estado de Sao PauloADR (Water Utilities)	14,995	134,805
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	10,817	175,560
Embraer SA*ADR (Aerospace & Defense)	7,635	86,810
Enel Americas S.A.ADR (Electric Utilities)	16,945	90,147
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	6,579	491,715
Gerdau S.A.ADR (Metals & Mining)	50,235	284,833
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,522	234,069
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,493	83,503
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	863	188,324
Grupo Televisa S.A.B.ADR (Media)	22,202	204,924
Itau Unibanco Holding S.A.*ADR (Banks)	140,452	672,764
Natura & Co. Holding S.A.ADR (Personal Products)	18,462	138,834
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	53,884	731,206
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	6,266	462,431
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	34,641	349,874
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	19,290	204,474
Ternium S.A.*ADR (Metals & Mining)	2,153	92,364
TIM S.A.ADR (Wireless Telecommunication Services)	7,010	95,616
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	31,801	84,909
Vale S.A.ADR (Metals & Mining)	115,960	1,958,565
TOTAL COMMON STOCKS
(Cost $5,634,453)		10,062,252

Preferred Stock (6.6%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	66,573	816,851

TOTAL PREFERRED STOCK
(Cost $101,217)		816,851

Repurchase Agreements(a)(b) (11.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $1,388,022	$1,388,000	$1,388,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,388,000)		1,388,000

TOTAL INVESTMENT SECURITIES
(Cost $7,123,670) - 99.3%		12,267,103
Net other assets (liabilities) - 0.7%		87,625

NET ASSETS - 100.0%		$12,354,728

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $383,000.
ADR	American Depositary Receipt

UltraLatin America ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	5/27/22	0.93%	$7,426,846	$17,206
S&P Latin America 35 ADR Index (USD)	UBS AG	5/27/22	0.83%	6,443,490	16,443
				$13,870,336	$33,649

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of April 30, 2022:
	Value	% of Net Assets
Aerospace & Defense	$86,810	0.7%
Banks	1,785,020	14.4%
Beverages	1,153,136	9.3%
Chemicals	462,431	3.7%
Construction Materials	292,230	2.4%
Diversified Telecommunication Services	204,474	1.7%
Electric Utilities	371,267	3.0%
Food Products	94,422	0.8%
Media	204,924	1.7%
Metals & Mining	2,555,128	20.8%
Oil, Gas & Consumable Fuels	1,808,525	14.6%
Paper & Forest Products	349,874	2.8%
Personal Products	138,834	1.1%
Transportation Infrastructure	505,896	4.1%
Water Utilities	134,805	1.1%
Wireless Telecommunication Services	731,327	5.9%
Other **	1,475,625	11.9%
Total	$12,354,728	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2022:

	Value	% of Net Assets
Brazil	$7,187,051	58.2%
Chile	876,540	7.1%
Colombia	367,820	3.0%
Luxembourg	92,364	0.7%
Mexico	2,256,274	18.3%
Peru	99,054	0.8%
Other **	1,475,625	11.9%
Total	$12,354,728	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (79.5%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,384	$93,946
ACI Worldwide, Inc.* (Software)	1,810	49,992
Acuity Brands, Inc. (Electrical Equipment)	539	92,967
Adient PLC* (Auto Components)	1,459	49,810
AECOM (Construction & Engineering)	2,174	153,397
Affiliated Managers Group, Inc. (Capital Markets)	626	78,607
AGCO Corp. (Machinery)	944	120,266
Alcoa Corp. (Metals & Mining)	2,834	192,145
Alleghany Corp.* (Insurance)	211	176,503
ALLETE, Inc. (Electric Utilities)	859	50,973
Amedisys, Inc.* (Health Care Providers & Services)	502	64,080
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,141	138,458
American Eagle Outfitters, Inc. (Specialty Retail)	2,365	35,735
American Financial Group, Inc. (Insurance)	1,019	141,111
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,544	29,043
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	4,998	51,329
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	2,416	118,795
AptarGroup, Inc. (Containers & Packaging)	1,013	116,323
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,048	123,517
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,623	66,722
ASGN, Inc.* (Professional Services)	802	90,987
Ashland Global Holdings, Inc. (Chemicals)	815	85,551
Aspen Technology, Inc.* (Software)	1,026	162,662
Associated Banc-Corp. (Banks)	2,303	45,945
AutoNation, Inc.* (Specialty Retail)	615	71,285
Avient Corp. (Chemicals)	1,408	69,330
Avis Budget Group, Inc.* (Road & Rail)	617	165,153
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,523	66,494
Axon Enterprise, Inc.* (Aerospace & Defense)	1,054	118,259
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	1,153	86,429
Bank of Hawaii Corp. (Banks)	620	46,091
Bank OZK (Banks)	1,862	71,538
Belden, Inc. (Electronic Equipment, Instruments & Components)	691	35,676
BellRing Brands, Inc.* (Personal Products)	1,719	36,838
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,093	134,685
Black Hills Corp. (Multi-Utilities)	982	71,922
Blackbaud, Inc.* (Software)	688	39,911
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,262	76,452
Bread Financial Holdings, Inc. (IT Services)	766	41,977
Brighthouse Financial, Inc.* (Insurance)	1,199	61,581
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	4,585	116,367
Bruker Corp. (Life Sciences Tools & Services)	1,564	89,914
Brunswick Corp. (Leisure Products)	1,188	89,825
Builders FirstSource, Inc.* (Building Products)	2,948	181,508
Cable One, Inc. (Media)	76	88,631
Cabot Corp. (Chemicals)	872	57,421
CACI International, Inc.* - Class A (Professional Services)	359	95,243
Cadence Bank (Banks)	2,898	72,566
Calix, Inc.* (Communications Equipment)	844	33,684
Callaway Golf Co.* (Leisure Products)	1,804	39,580
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	2,272	108,374
Carlisle Cos., Inc. (Industrial Conglomerates)	805	208,785
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	651	54,840
Casey's General Stores, Inc. (Food & Staples Retailing)	571	114,942
Cathay General Bancorp (Banks)	1,166	46,745
CDK Global, Inc. (Software)	1,798	97,829
ChampionX Corp. (Energy Equipment & Services)	3,110	65,621
Chart Industries, Inc.* (Machinery)	547	92,345
Chemed Corp. (Health Care Providers & Services)	237	116,459
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	505	70,932
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	530	107,558
Ciena Corp.* (Communications Equipment)	2,384	131,526
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	882	66,856
Clean Harbors, Inc.* (Commercial Services & Supplies)	771	80,901
Cleveland-Cliffs, Inc.* (Metals & Mining)	7,359	187,581
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	440	78,720
CNO Financial Group, Inc. (Insurance)	1,853	44,731
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,117	64,054
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,721	184,022
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	381	102,070
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	532	43,709
Commerce Bancshares, Inc. (Banks)	1,701	116,297
Commercial Metals Co. (Metals & Mining)	1,870	76,670
CommVault Systems, Inc.* (Software)	686	41,846
Concentrix Corp. (IT Services)	660	103,937
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,729	46,147
Coty, Inc.* - Class A (Personal Products)	5,293	42,926
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,289	82,175
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	362	40,178
Crane Co. (Machinery)	768	73,905
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	907	60,252
Cullen/Frost Bankers, Inc. (Banks)	877	116,018
Curtiss-Wright Corp. (Aerospace & Defense)	604	86,318
Dana, Inc. (Auto Components)	2,220	32,878
Darling Ingredients, Inc.* (Food Products)	2,491	182,813
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	419	111,349

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Dick's Sporting Goods, Inc. (Specialty Retail)	968	$93,335
Digital Turbine, Inc.* (Software)	1,358	42,981
Donaldson Co., Inc. (Machinery)	1,901	93,225
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,701	79,571
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,489	80,034
Dycom Industries, Inc.* (Construction & Engineering)	465	39,483
Eagle Materials, Inc. (Construction Materials)	608	74,979
East West Bancorp, Inc. (Banks)	2,183	155,648
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	626	117,375
EMCOR Group, Inc. (Construction & Engineering)	822	87,527
Encompass Health Corp. (Health Care Providers & Services)	1,532	105,448
Energizer Holdings, Inc. (Household Products)	1,009	30,563
EnerSys (Electrical Equipment)	635	41,567
Enovis Corp.* (Health Care Equipment & Supplies)	697	45,214
Envestnet, Inc.* (Software)	841	66,977
Envista Holdings Corp.* (Health Care Equipment & Supplies)	2,484	98,415
EPR Properties (Equity Real Estate Investment Trusts)	1,151	60,451
EQT Corp. (Oil, Gas & Consumable Fuels)	4,631	184,082
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	6,258	49,188
Esab Corp.* (Machinery)	697	32,759
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,700	68,900
Essential Utilities, Inc. (Water Utilities)	3,540	158,450
Euronet Worldwide, Inc.* (IT Services)	814	99,023
Evercore Partners, Inc. - Class A (Capital Markets)	601	63,556
Exelixis, Inc.* (Biotechnology)	4,870	108,796
F.N.B. Corp. (Banks)	5,232	60,273
Fair Isaac Corp.* (Software)	404	150,898
Federated Hermes, Inc. - Class B (Capital Markets)	1,491	42,464
First American Financial Corp. (Insurance)	1,690	98,544
First Financial Bancshares, Inc. (Banks)	1,974	78,921
First Horizon Corp. (Banks)	8,219	183,941
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,005	116,290
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,522	111,152
FirstCash Holdings, Inc. (Consumer Finance)	619	49,384
Five Below, Inc.* (Specialty Retail)	862	135,420
Flowers Foods, Inc. (Food Products)	3,059	81,125
Flowserve Corp. (Machinery)	2,005	65,584
Fluor Corp.* (Construction & Engineering)	2,177	53,881
Foot Locker, Inc. (Specialty Retail)	1,344	39,393
Fox Factory Holding Corp.* (Auto Components)	648	53,058
FTI Consulting, Inc.* (Professional Services)	528	83,271
Fulton Financial Corp. (Banks)	2,483	37,667
GameStop Corp.* - Class A (Specialty Retail)	952	119,067
GATX Corp. (Trading Companies & Distributors)	546	56,451
Genpact, Ltd. (IT Services)	2,624	105,668
Gentex Corp. (Auto Components)	3,640	106,834
Glacier Bancorp, Inc. (Banks)	1,668	76,328
Globus Medical, Inc.* (Health Care Equipment & Supplies)	1,216	80,524
Graco, Inc. (Machinery)	2,617	162,305
Graham Holdings Co. - Class B (Diversified Consumer Services)	61	36,135
Grand Canyon Education, Inc.* (Diversified Consumer Services)	610	58,542
Greif, Inc. - Class A (Containers & Packaging)	409	24,818
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,345	45,286
GXO Logistics, Inc.* (Air Freight & Logistics)	1,518	89,850
H&R Block, Inc. (Diversified Consumer Services)	2,533	66,035
Haemonetics Corp.* (Health Care Equipment & Supplies)	787	39,877
Halozyme Therapeutics, Inc.* (Biotechnology)	2,167	86,463
Hancock Whitney Corp. (Banks)	1,336	62,485
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	5,375	71,273
Harley-Davidson, Inc. (Automobiles)	2,368	86,313
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,682	69,147
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,271	61,499
HealthEquity, Inc.* (Health Care Providers & Services)	1,287	80,206
Helen of Troy, Ltd.* (Household Durables)	372	79,798
Hexcel Corp. (Aerospace & Defense)	1,291	70,179
HF Sinclair Corp.* (Oil, Gas & Consumable Fuels)	2,301	87,484
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,614	65,916
Home BancShares, Inc. (Banks)	2,318	50,115
Hubbell, Inc. (Electrical Equipment)	837	163,517
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,347	54,638
IAA, Inc.* (Commercial Services & Supplies)	2,076	76,085
ICU Medical, Inc.* (Health Care Equipment & Supplies)	307	65,695
IDACORP, Inc. (Electric Utilities)	778	81,830
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,637	100,201
Ingevity Corp.* (Chemicals)	605	36,240
Ingredion, Inc. (Food Products)	1,024	87,153
Insperity, Inc. (Professional Services)	549	58,221
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,121	68,560
Interactive Brokers Group, Inc. (Capital Markets)	1,344	80,049
International Bancshares Corp. (Banks)	819	32,588
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,035	72,670
ITT, Inc. (Machinery)	1,318	92,550
Jabil, Inc. (Electronic Equipment, Instruments & Components)	2,209	127,526

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Janus Henderson Group PLC (Capital Markets)	2,602	$79,309
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	947	151,728
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,757	46,315
Jefferies Financial Group, Inc. (Diversified Financial Services)	2,978	91,603
JetBlue Airways Corp.* (Airlines)	4,895	53,894
John Wiley & Sons, Inc. - Class A (Media)	670	34,096
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	777	169,953
KB Home (Household Durables)	1,319	42,775
KBR, Inc. (Professional Services)	2,162	106,435
Kemper Corp. (Insurance)	921	42,513
Kennametal, Inc. (Machinery)	1,279	32,909
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,617	113,190
Kinsale Capital Group, Inc. (Insurance)	330	73,158
Kirby Corp.* (Marine)	925	60,310
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	3,371	75,173
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,554	122,311
Kohl's Corp. (Multiline Retail)	2,142	123,979
Kyndryl Holdings, Inc.* (IT Services)	2,760	32,816
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,336	147,508
Lancaster Colony Corp. (Food Products)	305	47,330
Landstar System, Inc. (Road & Rail)	580	89,842
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,108	101,268
Lear Corp. (Auto Components)	919	117,578
Leggett & Platt, Inc. (Household Durables)	2,053	73,148
Lennox International, Inc. (Building Products)	518	110,432
LHC Group, Inc.* (Health Care Providers & Services)	487	80,769
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,262	167,202
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,485	83,249
Lincoln Electric Holdings, Inc. (Machinery)	909	122,470
Lithia Motors, Inc. (Specialty Retail)	466	131,939
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	379	86,886
LivaNova PLC* (Health Care Equipment & Supplies)	819	62,785
LiveRamp Holdings, Inc.* (IT Services)	1,048	32,823
Louisiana-Pacific Corp. (Paper & Forest Products)	1,354	87,360
Lumentum Holdings, Inc.* (Communications Equipment)	1,111	90,224
Macy's, Inc. (Multiline Retail)	4,606	111,327
Manhattan Associates, Inc.* (Software)	972	126,895
ManpowerGroup, Inc. (Professional Services)	835	75,317
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	656	97,960
Masimo Corp.* (Health Care Equipment & Supplies)	782	88,343
MasTec, Inc.* (Construction & Engineering)	906	65,241
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,706	83,287
Mattel, Inc.* (Leisure Products)	5,392	131,079
MAXIMUS, Inc. (IT Services)	953	69,455
MDU Resources Group, Inc. (Multi-Utilities)	3,130	80,629
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	9,186	168,931
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	442	59,038
Mercury General Corp. (Insurance)	409	20,626
Mercury Systems, Inc.* (Aerospace & Defense)	874	48,760
MGIC Investment Corp. (Thrifts & Mortgage Finance)	4,932	64,412
MillerKnoll, Inc. (Commercial Services & Supplies)	1,166	36,997
Mimecast, Ltd.* (Software)	958	76,333
Minerals Technologies, Inc. (Chemicals)	514	32,696
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	854	97,339
MSA Safety, Inc. (Commercial Services & Supplies)	561	67,707
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	726	60,156
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,235	85,109
Murphy USA, Inc. (Specialty Retail)	353	82,461
National Fuel Gas Co. (Gas Utilities)	1,407	98,673
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,030	73,364
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,704	118,543
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,261	71,373
Navient Corp. (Consumer Finance)	2,370	37,659
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,032	71,181
Neogen Corp.* (Health Care Equipment & Supplies)	1,659	43,798
Neurocrine Biosciences, Inc.* (Biotechnology)	1,460	131,444
New Jersey Resources Corp. (Gas Utilities)	1,479	63,834
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	7,157	66,131
NewMarket Corp. (Chemicals)	105	34,084
Nordstrom, Inc. (Multiline Retail)	1,716	44,101
NorthWestern Corp. (Multi-Utilities)	832	47,166
NOV, Inc. (Energy Equipment & Services)	6,044	109,578
Nu Skin Enterprises, Inc. - Class A (Personal Products)	767	32,705
NuVasive, Inc.* (Health Care Equipment & Supplies)	796	40,946
nVent Electric PLC (Electrical Equipment)	2,589	87,456
OGE Energy Corp. (Electric Utilities)	3,081	119,173
Old National Bancorp (Banks)	4,544	68,887
Old Republic International Corp. (Insurance)	4,395	96,734
Olin Corp. (Chemicals)	2,172	124,673
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	903	43,389
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,678	93,715
ONE Gas, Inc. (Gas Utilities)	825	69,605
Option Care Health, Inc.* (Health Care Providers & Services)	2,132	63,704

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Oshkosh Corp. (Machinery)	1,025	$94,751
Owens Corning (Building Products)	1,547	140,669
PacWest Bancorp (Banks)	1,841	60,550
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	498	45,343
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,640	71,744
Patterson Cos., Inc. (Health Care Providers & Services)	1,336	41,109
Paylocity Holding Corp.* (Software)	611	115,864
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	1,499	104,540
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,022	49,377
Penumbra, Inc.* (Health Care Equipment & Supplies)	541	93,355
Performance Food Group Co.* (Food & Staples Retailing)	2,384	117,412
Perrigo Co. PLC (Pharmaceuticals)	2,059	70,624
Physicians Realty Trust (Equity Real Estate Investment Trusts)	3,391	58,122
Pilgrim's Pride Corp.* (Food Products)	750	21,263
Pinnacle Financial Partners, Inc. (Banks)	1,173	90,966
PNM Resources, Inc. (Electric Utilities)	1,321	61,638
Polaris, Inc. (Leisure Products)	878	83,357
Post Holdings, Inc.* (Food Products)	876	65,166
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	1,063	58,880
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	911	72,880
Primerica, Inc. (Insurance)	608	78,772
Progyny, Inc.* (Health Care Providers & Services)	1,072	41,218
Prosperity Bancshares, Inc. (Banks)	1,418	92,709
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	310	58,032
Qualys, Inc.* (Software)	514	70,048
Quidel Corp.* (Health Care Equipment & Supplies)	584	58,762
R1 RCM, Inc.* (Health Care Providers & Services)	2,056	46,301
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	3,845	115,119
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,238	96,682
Regal Rexnord Corp. (Electrical Equipment)	1,043	132,711
Reinsurance Group of America, Inc. (Insurance)	1,034	110,969
Reliance Steel & Aluminum Co. (Metals & Mining)	965	191,311
RenaissanceRe Holdings, Ltd. (Insurance)	677	97,163
Repligen Corp.* (Life Sciences Tools & Services)	791	124,377
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	2,468	192,603
RH* (Specialty Retail)	268	90,080
RLI Corp. (Insurance)	613	70,360
Royal Gold, Inc. (Metals & Mining)	1,011	131,915
RPM International, Inc. (Chemicals)	1,996	165,468
Ryder System, Inc. (Road & Rail)	826	57,737
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,520	41,114
Sabre Corp.* (IT Services)	4,978	52,120
Saia, Inc.* (Road & Rail)	405	83,414
Sailpoint Technologies Holding, Inc.* (Software)	1,435	91,596
Sanderson Farms, Inc. (Food Products)	327	61,924
Science Applications International Corp. (Professional Services)	877	72,993
SEI Investments Co. (Capital Markets)	1,620	90,266
Selective Insurance Group, Inc. (Insurance)	927	76,348
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	992	59,123
Sensient Technologies Corp. (Chemicals)	647	54,736
Service Corp. International (Diversified Consumer Services)	2,538	166,518
Silgan Holdings, Inc. (Containers & Packaging)	1,292	57,326
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	588	79,327
Simpson Manufacturing Co., Inc. (Building Products)	669	69,355
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	231	38,940
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,191	45,580
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,076	79,511
SL Green Realty Corp.(a) (Equity Real Estate Investment Trusts)	986	68,251
SLM Corp. (Consumer Finance)	4,293	71,822
Sonoco Products Co. (Containers & Packaging)	1,513	93,670
Southwest Gas Holdings, Inc. (Gas Utilities)	1,014	89,344
Spire, Inc. (Gas Utilities)	797	57,982
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,965	85,379
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,728	51,494
STAAR Surgical Co.* (Health Care Equipment & Supplies)	733	41,847
Steel Dynamics, Inc. (Metals & Mining)	2,902	248,846
Stericycle, Inc.* (Commercial Services & Supplies)	1,414	70,969
Stifel Financial Corp. (Capital Markets)	1,608	99,454
STORE Capital Corp. (Equity Real Estate Investment Trusts)	3,777	107,380
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,278	21,100
Sunrun, Inc.* (Electrical Equipment)	3,185	63,636
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	608	90,252
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,597	116,725
Synovus Financial Corp. (Banks)	2,233	92,759
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	977	94,261
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,525	258,771
Taylor Morrison Home Corp.* (Household Durables)	1,892	49,551
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	638	63,857
TEGNA, Inc. (Media)	3,406	75,102
Tempur Sealy International, Inc. (Household Durables)	2,962	80,300

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued
	Shares	Value
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,649	$119,569
Teradata Corp.* (IT Services)	1,671	69,096
Terex Corp. (Machinery)	1,075	36,550
Tetra Tech, Inc. (Commercial Services & Supplies)	831	115,742
Texas Capital Bancshares, Inc.* (Banks)	778	39,958
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	1,072	88,258
The Boston Beer Co., Inc.* - Class A (Beverages)	144	54,000
The Brink's Co. (Commercial Services & Supplies)	757	44,625
The Chemours Co. (Chemicals)	2,466	81,551
The Gap, Inc. (Specialty Retail)	3,276	40,688
The Goodyear Tire & Rubber Co.* (Auto Components)	4,325	57,609
The Hain Celestial Group, Inc.* (Food Products)	1,406	47,157
The Hanover Insurance Group, Inc. (Insurance)	548	80,457
The Macerich Co. (Equity Real Estate Investment Trusts)	3,279	41,151
The Middleby Corp.* (Machinery)	856	131,729
The New York Times Co. - Class A (Media)	2,572	98,559
The Scotts Miracle-Gro Co. - Class A (Chemicals)	625	64,956
The Timken Co. (Machinery)	1,063	61,271
The Toro Co. (Machinery)	1,615	129,410
The Wendy's Co. (Hotels, Restaurants & Leisure)	2,717	53,688
The Western Union Co. (IT Services)	6,061	101,582
Thor Industries, Inc.(a) (Automobiles)	856	65,527
Toll Brothers, Inc. (Household Durables)	1,730	80,220
TopBuild Corp.* (Household Durables)	507	91,839
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	1,327	73,622
Trex Co., Inc.* (Building Products)	1,772	103,113
Tri Pointe Homes, Inc.* (Household Durables)	1,712	35,387
Trinity Industries, Inc. (Machinery)	1,259	34,925
TripAdvisor, Inc.* (Interactive Media & Services)	1,525	39,147
UGI Corp. (Gas Utilities)	3,229	110,754
UMB Financial Corp. (Banks)	663	59,789
Umpqua Holdings Corp. (Banks)	3,334	55,144
United Bankshares, Inc. (Banks)	2,099	69,813
United States Steel Corp. (Metals & Mining)	4,020	122,570
United Therapeutics Corp.* (Biotechnology)	693	123,049
Univar Solutions, Inc.* (Trading Companies & Distributors)	2,632	76,644
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	667	85,196
Unum Group (Insurance)	3,147	96,046
Urban Outfitters, Inc.* (Specialty Retail)	1,009	24,014
Valley National Bancorp (Banks)	6,487	77,714
Valmont Industries, Inc. (Construction & Engineering)	327	81,361
Valvoline, Inc. (Chemicals)	2,763	83,525
ViaSat, Inc.* (Communications Equipment)	1,145	42,147
Vicor Corp.* (Electrical Equipment)	330	19,972
Victoria's Secret & Co.* (Specialty Retail)	1,119	52,727
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,043	38,061
Visteon Corp.* (Auto Components)	431	45,130
Vontier Corp. (Electronic Equipment, Instruments & Components)	2,602	66,663
Voya Financial, Inc. (Diversified Financial Services)	1,662	104,939
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,004	30,552
Watsco, Inc. (Trading Companies & Distributors)	508	135,524
Watts Water Technologies, Inc. - Class A (Machinery)	424	54,043
Webster Financial Corp. (Banks)	2,767	138,322
Werner Enterprises, Inc. (Road & Rail)	921	36,499
WEX, Inc.* (IT Services)	690	114,706
Williams-Sonoma, Inc. (Specialty Retail)	1,123	146,528
Wingstop, Inc. (Hotels, Restaurants & Leisure)	459	42,118
Wintrust Financial Corp. (Banks)	877	76,580
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,902	174,431
Woodward, Inc. (Machinery)	971	107,276
World Wrestling Entertainment, Inc. - Class A (Entertainment)	674	39,355
Worthington Industries, Inc. (Metals & Mining)	502	23,880
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,434	126,135
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,889	32,869
XPO Logistics, Inc.* (Air Freight & Logistics)	1,519	81,707
Yelp, Inc.* (Interactive Media & Services)	1,056	34,352
YETI Holdings, Inc.* (Leisure Products)	1,350	65,975
Ziff Davis, Inc.* (Interactive Media & Services)	742	65,563
TOTAL COMMON STOCKS
(Cost $22,910,110)		32,987,710

Repurchase Agreements(b)(c) (21.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $8,929,142	$8,929,000	$8,929,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,929,000)		8,929,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio, 0.35%(e)	140,254	$140,254
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $140,254)		140,254
TOTAL INVESTMENT SECURITIES
(Cost $31,979,364) - 101.3%		42,056,964
Net other assets (liabilities) - (1.3)%		(524,294)

NET ASSETS - 100.0%		$41,532,670

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2022. The total value of securities on loan as of April 30, 2022 was $133,632.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $6,043,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2022.

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/27/22	0.83%	$28,791,852	$(269,368)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	5/27/22	0.60%	9,661,902	(107,564)
				$38,453,754	$(376,932)

S&P MidCap 400	UBS AG	5/27/22	0.68%	$8,153,160	$(86,505)
SPDR S&P MidCap 400 ETF	UBS AG	5/27/22	0.63%	3,302,134	(30,395)
				$11,455,294	$(116,900)
				$49,909,048	$(493,832)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

UltraMid-Cap ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$323,516	0.8%
Air Freight & Logistics	171,557	0.4%
Airlines	53,894	0.1%
Auto Components	462,897	1.1%
Automobiles	151,840	0.4%
Banks	2,176,357	5.2%
Beverages	54,000	0.1%
Biotechnology	516,473	1.2%
Building Products	605,077	1.5%
Capital Markets	533,705	1.3%
Chemicals	890,231	2.1%
Commercial Services & Supplies	493,026	1.2%
Communications Equipment	297,581	0.7%
Construction & Engineering	480,890	1.2%
Construction Materials	74,979	0.2%
Consumer Finance	158,865	0.4%
Containers & Packaging	292,137	0.7%
Diversified Consumer Services	327,230	0.8%
Diversified Financial Services	196,542	0.5%
Diversified Telecommunication Services	72,670	0.2%
Electric Utilities	382,761	0.9%
Electrical Equipment	601,826	1.4%
Electronic Equipment, Instruments & Components	1,068,337	2.6%
Energy Equipment & Services	175,199	0.4%
Entertainment	39,355	0.1%
Equity Real Estate Investment Trusts	2,988,347	7.2%
Food & Staples Retailing	463,819	1.1%
Food Products	593,931	1.4%
Gas Utilities	490,192	1.2%
Health Care Equipment & Supplies	922,382	2.2%
Health Care Providers & Services	852,809	2.1%
Hotels, Restaurants & Leisure	951,073	2.3%
Household Durables	533,018	1.3%
Household Products	30,563	0.1%
Industrial Conglomerates	208,785	0.5%
Insurance	1,365,615	3.3%
Interactive Media & Services	139,062	0.3%
IT Services	823,203	2.0%
Leisure Products	409,816	1.0%
Life Sciences Tools & Services	390,054	0.9%
Machinery	1,538,273	3.7%
Marine	60,310	0.1%
Media	296,389	0.7%
Metals & Mining	1,174,919	2.8%
Multiline Retail	322,796	0.8%
Multi-Utilities	199,717	0.5%
Oil, Gas & Consumable Fuels	1,162,997	2.8%
Paper & Forest Products	87,360	0.2%
Personal Products	112,469	0.3%
Pharmaceuticals	222,352	0.5%
Professional Services	582,467	1.4%
Real Estate Management & Development	169,953	0.4%
Road & Rail	554,956	1.3%
Semiconductors & Semiconductor Equipment	1,192,056	2.9%
Software	1,133,832	2.7%
Specialty Retail	1,062,672	2.6%
Technology Hardware, Storage & Peripherals	104,050	0.3%
Textiles, Apparel & Luxury Goods	529,308	1.3%
Thrifts & Mortgage Finance	229,995	0.6%
Trading Companies & Distributors	328,775	0.8%
Water Utilities	158,450	0.4%
Other **	8,544,960	20.5%
Total	$41,532,670	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (68.9%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	31,260	$2,363,256
Adobe, Inc.* (Software)	18,957	7,506,024
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	65,293	5,583,857
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	14,903	2,283,289
Align Technology, Inc.* (Health Care Equipment & Supplies)	3,161	916,406
Alphabet, Inc.* - Class A (Interactive Media & Services)	7,274	16,600,650
Alphabet, Inc.* - Class C (Interactive Media & Services)	7,632	17,548,487
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	12,307	30,590,648
American Electric Power Co., Inc. (Electric Utilities)	20,228	2,004,797
Amgen, Inc. (Biotechnology)	22,350	5,211,796
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	20,991	3,240,591
ANSYS, Inc.* (Software)	3,504	966,018
Apple, Inc. (Technology Hardware, Storage & Peripherals)	394,625	62,212,631
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	35,447	3,911,576
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	3,327	1,875,663
AstraZeneca PLCADR (Pharmaceuticals)	22,885	1,519,564
Atlassian Corp. PLC* - Class A (Software)	5,666	1,273,887
Autodesk, Inc.* (Software)	8,827	1,670,775
Automatic Data Processing, Inc. (IT Services)	16,851	3,676,551
Baidu, Inc.*ADR (Interactive Media & Services)	9,695	1,203,828
Biogen, Inc.* (Biotechnology)	5,896	1,223,066
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,641	3,627,119
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	16,433	9,110,291
Cadence Design Systems, Inc.* (Software)	11,142	1,680,771
Charter Communications, Inc.* - Class A (Media)	6,930	2,969,436
Cintas Corp. (Commercial Services & Supplies)	4,161	1,652,999
Cisco Systems, Inc. (Communications Equipment)	166,688	8,164,378
Cognizant Technology Solutions Corp. - Class A (IT Services)	21,046	1,702,621
Comcast Corp. - Class A (Media)	181,486	7,215,883
Constellation Energy Corp. (Electric Utilities)	13,095	775,355
Copart, Inc.* (Commercial Services & Supplies)	9,518	1,081,721
Costco Wholesale Corp. (Food & Staples Retailing)	17,790	9,459,299
Crowdstrike Holdings, Inc.* - Class A (Software)	8,353	1,660,242
CSX Corp. (Road & Rail)	87,994	3,021,714
Datadog, Inc.* - Class A (Software)	10,603	1,280,630
DexCom, Inc.* (Health Care Equipment & Supplies)	3,894	1,591,011
DocuSign, Inc.* (Software)	7,944	643,464
Dollar Tree, Inc.* (Multiline Retail)	9,025	1,466,111
eBay, Inc. (Internet & Direct Marketing Retail)	23,574	1,223,962
Electronic Arts, Inc. (Entertainment)	11,282	1,331,840
Exelon Corp. (Electric Utilities)	39,330	1,839,857
Fastenal Co. (Trading Companies & Distributors)	23,089	1,277,053
Fiserv, Inc.* (IT Services)	26,170	2,562,566
Fortinet, Inc.* (Software)	6,457	1,866,138
Gilead Sciences, Inc. (Biotechnology)	50,312	2,985,514
Honeywell International, Inc. (Industrial Conglomerates)	27,514	5,324,233
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	3,380	1,455,022
Illumina, Inc.* (Life Sciences Tools & Services)	6,299	1,868,598
Intel Corp. (Semiconductors & Semiconductor Equipment)	163,431	7,123,957
Intuit, Inc. (Software)	11,360	4,757,000
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	14,351	3,434,194
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	23,932	1,475,647
Keurig Dr Pepper, Inc. (Beverages)	56,893	2,127,798
KLA Corp. (Semiconductors & Semiconductor Equipment)	6,051	1,931,842
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,596	2,606,393
Lucid Group, Inc.* (Automobiles)	66,324	1,199,138
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	4,953	1,756,482
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	13,091	2,323,914
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	33,860	1,966,589
Match Group, Inc.* (Interactive Media & Services)	11,442	905,634
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	2,027	1,973,548
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	83,602	16,759,693
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	22,328	1,455,786
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	44,923	3,063,299
Microsoft Corp. (Software)	181,289	50,311,323
Moderna, Inc.* (Biotechnology)	16,163	2,172,469
Mondelez International, Inc. - Class A (Food Products)	55,697	3,591,342
Monster Beverage Corp.* (Beverages)	21,242	1,820,015
NetEase, Inc.ADR (Entertainment)	8,408	801,535
Netflix, Inc.* (Entertainment)	17,814	3,391,073
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	85,084	15,780,530
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	10,536	1,800,602
Okta, Inc.* (IT Services)	5,963	711,446
Old Dominion Freight Line, Inc. (Road & Rail)	4,608	1,290,793
O'Reilly Automotive, Inc.* (Specialty Retail)	2,672	1,620,702
PACCAR, Inc. (Machinery)	13,943	1,157,966

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Palo Alto Networks, Inc.* (Software)	3,952	$2,218,179
Paychex, Inc. (IT Services)	14,475	1,834,417
PayPal Holdings, Inc.* (IT Services)	46,734	4,109,321
PepsiCo, Inc. (Beverages)	55,499	9,529,733
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	17,752	764,934
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	45,219	6,316,642
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,281	2,821,650
Ross Stores, Inc. (Specialty Retail)	14,174	1,414,140
Seagen, Inc.* (Biotechnology)	7,363	964,627
Sirius XM Holdings, Inc. (Media)	158,383	950,298
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	6,579	745,401
Splunk, Inc.* (Software)	6,370	777,267
Starbucks Corp. (Hotels, Restaurants & Leisure)	46,164	3,445,681
Synopsys, Inc.* (Software)	6,144	1,762,038
Tesla, Inc.* (Automobiles)	24,991	21,761,163
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	37,044	6,306,741
The Kraft Heinz Co. (Food Products)	49,074	2,092,025
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	50,120	6,171,777
VeriSign, Inc.* (IT Services)	4,420	789,810
Verisk Analytics, Inc. (Professional Services)	6,470	1,320,204
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,213	2,790,396
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	34,640	1,468,736
Workday, Inc.* - Class A (Software)	7,862	1,625,075
Xcel Energy, Inc. (Electric Utilities)	21,838	1,599,852
Zoom Video Communications, Inc.* - Class A (Software)	9,720	967,820
Zscaler, Inc.* (Software)	5,619	1,139,196
TOTAL COMMON STOCKS
(Cost $142,064,511)		477,219,021

Repurchase Agreements(a)(b) (14.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $102,709,632	$102,708,000	$102,708,000

TOTAL REPURCHASE AGREEMENTS
(Cost $102,708,000)	102,708,000
TOTAL INVESTMENT SECURITIES
(Cost $244,772,511) - 83.7%	579,927,021
Net other assets (liabilities) - 16.3%	112,937,599

NET ASSETS - 100.0%	$692,864,620

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $102,708,000.
ADR	American Depositary Receipt
NYS	New York Shares

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	46	6/20/22	$11,823,840	$(417,275)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	5/27/22	0.73%	$94,218,345	$2,521,240
Nasdaq-100 Index	Goldman Sachs International	5/27/22	0.93%	463,512,465	(3,407,890)
				$557,730,810	$(886,650)

Invesco QQQ Trust, Series 1 ETF	UBS AG	5/27/22	0.73%	$121,867,841	$(1,370,597)
Nasdaq-100 Index	UBS AG	5/27/22	1.13%	215,378,318	(3,115,663)
				$337,246,159	$(4,486,260)
				$894,976,969	$(5,372,910)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of April 30, 2022:
	Value	% of Net Assets
Automobiles	$22,960,301	3.3%
Beverages	13,477,546	1.9%
Biotechnology	18,169,518	2.6%
Commercial Services & Supplies	2,734,720	0.4%
Communications Equipment	8,164,378	1.2%
Electric Utilities	6,219,861	0.9%
Entertainment	7,887,704	1.1%
Food & Staples Retailing	10,928,035	1.6%
Food Products	5,683,367	0.8%
Health Care Equipment & Supplies	7,396,633	1.1%
Hotels, Restaurants & Leisure	11,680,003	1.7%
Industrial Conglomerates	5,324,234	0.8%
Interactive Media & Services	53,018,292	7.6%
Internet & Direct Marketing Retail	36,028,739	5.2%
IT Services	15,386,732	2.2%
Life Sciences Tools & Services	1,868,598	0.3%
Machinery	1,157,966	0.2%
Media	11,135,617	1.6%
Multiline Retail	1,466,111	0.2%
Pharmaceuticals	1,519,564	0.2%
Professional Services	1,320,203	0.2%
Road & Rail	4,312,507	0.6%
Semiconductors & Semiconductor Equipment	72,819,760	10.5%
Software	82,105,847	11.9%
Specialty Retail	3,034,842	0.4%
Technology Hardware, Storage & Peripherals	62,212,631	9.0%
Textiles, Apparel & Luxury Goods	1,756,482	0.3%
Trading Companies & Distributors	1,277,053	0.2%
Wireless Telecommunication Services	6,171,777	0.9%
Other **	215,645,598	31.1%
Total	$692,864,619	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraShort China ProFund :: Schedule of Portfolio Investments :: April 30, 2022

Repurchase Agreements(a)(b) (97.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $4,143,066	$4,143,000	$4,143,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,143,000)		4,143,000

TOTAL INVESTMENT SECURITIES
(Cost $4,143,000) - 97.5%		4,143,000
Net other assets (liabilities) - 2.5%		104,563

NET ASSETS - 100.0%		$4,247,563

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $412,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	5/27/22	0.17%	$(1,392,780)	$(80,074)
S&P China Select ADR Index (USD)	UBS AG	5/27/22	0.92%	(7,034,011)	(407,734)
				$(8,426,791)	$(487,808)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (106.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $2,697,043	$2,697,000	$2,697,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,697,000)		2,697,000

TOTAL INVESTMENT SECURITIES (Cost $2,697,000) - 106.5%		2,697,000
Net other assets (liabilities) - (6.5)%		(164,151)

NET ASSETS - 100.0%		$2,532,849

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $743,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	5/27/22	(0.68)%	$(2,910,700)	$29,417
Dow Jones Industrial Average	UBS AG	5/27/22	(0.53)%	(2,145,563)	25,469
				$(5,056,263)	$54,886

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (127.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $1,459,023	$1,459,000	$1,459,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,459,000)		1,459,000

TOTAL INVESTMENT SECURITIES (Cost $1,459,000) - 127.1%		1,459,000
Net other assets (liabilities) - (27.1)%		(311,189)

NET ASSETS - 100.0%		$1,147,811

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $230,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	5/27/22	0.02%	$(1,326,035)	$(38,305)
S&P Emerging 50 ADR Index (USD)	UBS AG	5/27/22	0.17%	(962,002)	(49,497)
				$(2,288,037)	$(87,802)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort International ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (103.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $2,681,043	$2,681,000	$2,681,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,681,000)		2,681,000

TOTAL INVESTMENT SECURITIES (Cost $2,681,000) - 103.6%		2,681,000
Net other assets (liabilities) - (3.6)%		(92,739)

NET ASSETS - 100.0%		$2,588,261

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $234,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	5/27/22	(0.13)%	$(2,641,897)	$(4,229)
MSCI EAFE Index	UBS AG	5/27/22	(0.03)%	(2,526,701)	(9,320)
				$(5,168,598)	$(13,549)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Japan ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a) (154.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $431,007	$431,000	$431,000

TOTAL REPURCHASE AGREEMENTS (Cost $431,000)		431,000

TOTAL INVESTMENT SECURITIES (Cost $431,000) - 154.8%		431,000
Net other assets (liabilities) - (54.8)%		(152,561)

NET ASSETS - 100.0%		$278,439

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	2	6/10/22	$(267,650)	$11,644

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	5/27/22	(0.58)%	$(287,863)	$(1,176)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (112.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $976,015	$976,000	$976,000

TOTAL REPURCHASE AGREEMENTS (Cost $976,000)		976,000

TOTAL INVESTMENT SECURITIES (Cost $976,000) - 112.6%		976,000
Net other assets (liabilities) - (12.6)%		(109,261)

NET ASSETS - 100.0%		$866,739

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $211,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	5/27/22	0.17%	$(340,954)	$(1,186)
S&P Latin America 35 ADR Index (USD)	UBS AG	5/27/22	0.17%	(1,390,844)	(8,291)
				$(1,731,798)	$(9,477)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (99.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $1,363,022	$1,363,000	$1,363,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,363,000)		1,363,000

TOTAL INVESTMENT SECURITIES (Cost $1,363,000) - 99.9%		1,363,000
Net other assets (liabilities) - 0.1%		1,911

NET ASSETS - 100.0%		$1,364,911

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $457,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/27/22	(0.43)%	$(2,232,732)	$16,717
S&P MidCap 400	UBS AG	5/27/22	(0.33)%	(497,302)	3,483
				$(2,730,034)	$20,200

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (515.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $79,121,257	$79,120,000	$79,120,000

TOTAL REPURCHASE AGREEMENTS (Cost $79,120,000)		79,120,000

TOTAL INVESTMENT SECURITIES (Cost $79,120,000) - 515.9%		79,120,000
Net other assets (liabilities) - (415.9)%(c)		(63,784,353)

NET ASSETS - 100.0%		$15,335,647

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $20,307,000.
(c)	Amount includes $69,554,774 of net capital share redemptions.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/27/22	(0.68)%	$(1,921,793)	$4,218,471
Nasdaq-100 Index	UBS AG	5/27/22	(0.48)%	(29,347,508)	1,622,379
				$(31,269,301)	$5,840,850

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (98.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rate 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $4,107,065	$4,107,000	$4,107,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,107,000)		4,107,000

TOTAL INVESTMENT SECURITIES
(Cost $4,107,000) - 98.8%		4,107,000
Net other assets (liabilities) - 1.2%		49,963

NET ASSETS - 100.0%		$4,156,963

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $1,100,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	6	6/20/22	$(558,390)	$28,773

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/27/22	(0.33)%	$(6,406,912)	$62,494
Russell 2000 Index	UBS AG	5/27/22	0.17%	(1,347,744)	(5,754)
				$(7,754,656)	$56,740

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (76.8%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	552	$5,630
1Life Healthcare, Inc.* (Health Care Providers & Services)	2,380	16,779
1st Source Corp. (Banks)	346	14,971
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	419	3,168
22nd Century Group, Inc.* (Tobacco)	3,330	6,360
2seventy bio, Inc.* (Biotechnology)	484	6,515
2U, Inc.* (Diversified Consumer Services)	1,503	15,000
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,568	29,121
4D Molecular Therapeutics, Inc.* (Biotechnology)	578	6,884
89bio, Inc.* (Biotechnology)	204	443
8x8, Inc.* (Software)	2,334	21,403
9 Meters Biopharma, Inc.* (Pharmaceuticals)	4,682	1,956
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	433	7,686
A10 Networks, Inc. (Software)	1,243	17,750
AAON, Inc. (Building Products)	867	42,258
AAR Corp.* (Aerospace & Defense)	703	33,027
Aaron's Co., Inc. (The) (Specialty Retail)	646	13,262
Abercrombie & Fitch Co.* (Specialty Retail)	1,158	40,044
ABM Industries, Inc. (Commercial Services & Supplies)	1,394	67,288
Absci Corp.* (Life Sciences Tools & Services)	1,150	6,797
Acacia Research Corp.* (Professional Services)	1,014	4,756
Academy Sports & Outdoors, Inc. (Leisure Products)	1,624	60,674
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	2,475	45,639
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,796	37,572
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,165	13,782
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	682	655
ACCO Brands Corp. (Commercial Services & Supplies)	1,928	14,132
Accolade, Inc.* (Health Care Technology)	1,056	5,871
Accuray, Inc.* (Health Care Equipment & Supplies)	1,902	5,059
ACI Worldwide, Inc.* (Software)	2,441	67,420
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	1,055	12,998
Acumen Pharmaceuticals, Inc.* (Biotechnology)	585	2,258
Acushnet Holdings Corp. (Leisure Products)	708	28,844
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	395	506
Adagio Therapeutics, Inc.* (Biotechnology)	1,218	3,483
AdaptHealth Corp.* (Health Care Providers & Services)	1,482	18,762
Addus HomeCare Corp.* (Health Care Providers & Services)	318	26,801
Adicet Bio, Inc.* (Pharmaceuticals)	533	7,856
Adient PLC* (Auto Components)	1,959	66,880
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,024	30,013
ADTRAN, Inc. (Communications Equipment)	1,012	17,599
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	780	59,686
AdvanSix, Inc. (Chemicals)	564	25,121
Advantage Solutions, Inc.* (Media)	1,580	7,947
Advent Technologies Holdings, Inc.* (Electrical Equipment)	660	1,287
Adverum Biotechnologies, Inc.* (Biotechnology)	1,803	1,929
Aeglea BioTherapeutics, Inc.* (Biotechnology)	838	1,207
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	559	5,104
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	876	6,228
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,549	61,929
Aerovate Therapeutics, Inc.* (Biotechnology)	271	3,455
AeroVironment, Inc.* (Aerospace & Defense)	464	37,268
AerSale Corp.* (Aerospace & Defense)	328	4,749
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,186	7,170
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	309	4,947
Affimed N.V.* (Biotechnology)	2,401	9,028
AgEagle Aerial Systems, Inc.* (Machinery)	1,443	1,163
Agenus, Inc.* (Biotechnology)	4,533	8,386
Agiliti, Inc.* (Health Care Providers & Services)	486	9,594
Agilysys, Inc.* (Software)	440	16,196
Agios Pharmaceuticals, Inc.* (Biotechnology)	1,125	24,716
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,455	98,824
Air Transport Services Group, Inc.* (Air Freight & Logistics)	1,221	38,217
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	136	1,424
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	197	695
Akebia Therapeutics, Inc.* (Biotechnology)	3,607	1,498
Akero Therapeutics, Inc.* (Biotechnology)	532	5,581
Akouos, Inc.* (Biotechnology)	496	1,389
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,062	4,715
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	278	2,616
Alamo Group, Inc. (Machinery)	206	26,047
Alarm.com Holdings, Inc.* (Software)	978	59,736
Alaunos Therapeutics, Inc.* (Biotechnology)	4,335	2,304
Albany International Corp. - Class A (Machinery)	636	49,748
Albireo Pharma, Inc.* (Biotechnology)	349	11,105
Aldeyra Therapeutics, Inc.* (Biotechnology)	1,004	3,082
Alector, Inc.* (Biotechnology)	1,207	11,587
Alerus Financial Corp. (Diversified Financial Services)	312	7,972
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,499	31,779

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Alexander's, Inc. (Equity Real Estate Investment Trusts)	44	$10,919
Alignment Healthcare, Inc.* (Health Care Providers & Services)	1,641	15,770
Aligos Therapeutics, Inc.* (Biotechnology)	437	516
Alkami Technology, Inc.* (Software)	588	7,703
Alkermes PLC* (Biotechnology)	3,318	95,723
Allakos, Inc.* (Biotechnology)	734	2,767
Allegheny Technologies, Inc.* (Metals & Mining)	2,635	71,619
Allegiance Bancshares, Inc. (Banks)	394	16,099
Allegiant Travel Co.* (Airlines)	317	49,194
ALLETE, Inc. (Electric Utilities)	1,086	64,443
Allied Motion Technologies, Inc. (Electrical Equipment)	249	6,061
Allogene Therapeutics, Inc.* (Biotechnology)	1,406	11,740
Allovir, Inc.* (Biotechnology)	610	2,776
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,514	51,939
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	447	19,176
Alpha Teknova, Inc.* (Biotechnology)	144	1,617
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,462	15,863
Alpine Immune Sciences, Inc.* (Biotechnology)	240	2,208
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	391	4,399
Altair Engineering, Inc.* - Class A (Software)	957	51,984
Altimmune, Inc.* (Biotechnology)	820	3,706
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	1,479	8,534
Altra Industrial Motion Corp. (Machinery)	1,340	52,260
ALX Oncology Holdings, Inc.* (Biotechnology)	367	4,690
Amalgamated Financial Corp. (Banks)	282	4,960
A-Mark Precious Metals, Inc. (Diversified Financial Services)	185	14,578
Ambac Financial Group, Inc.* (Insurance)	941	7,274
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	731	60,000
AMC Entertainment Holdings, Inc.* (Entertainment)	10,689	163,542
AMC Networks, Inc.* - Class A (Media)	602	19,643
Amerant Bancorp, Inc. (Banks)	541	14,385
Ameresco, Inc.* - Class A (Construction & Engineering)	639	32,231
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,033	37,808
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	2,333	15,444
American Eagle Outfitters, Inc. (Specialty Retail)	3,148	47,566
American Equity Investment Life Holding Co. (Insurance)	1,713	64,614
American National Bankshares, Inc. (Banks)	216	7,504
American National Group, Inc. (Insurance)	154	29,046
American Outdoor Brands, Inc.* (Leisure Products)	295	3,717
American Public Education, Inc.* (Diversified Consumer Services)	385	7,484
American Software, Inc. - Class A (Software)	650	11,115
American States Water Co. (Water Utilities)	763	60,017
American Superconductor Corp.* (Electrical Equipment)	571	3,043
American Vanguard Corp. (Chemicals)	607	12,990
American Well Corp.* - Class A (Health Care Technology)	3,787	11,853
American Woodmark Corp.* (Building Products)	343	16,070
America's Car-Mart, Inc.* (Specialty Retail)	124	10,025
Ameris Bancorp (Banks)	1,376	57,379
AMERISAFE, Inc. (Insurance)	396	18,355
Amicus Therapeutics, Inc.* (Biotechnology)	5,444	38,544
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,112	39,727
AMMO, Inc.* (Leisure Products)	1,833	7,424
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	975	95,306
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	2,062	7,959
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	765	27,135
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	4,030	928
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	207	1,863
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	3,662	12,561
AnaptysBio, Inc.* (Biotechnology)	399	9,337
Anavex Life Sciences Corp.* (Biotechnology)	1,393	11,966
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts)	198	3,200
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	776	16,335
Angion Biomedica Corp.* (Pharmaceuticals)	450	563
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	226	6,669
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	298	6,416
Annexon, Inc.* (Biotechnology)	645	1,645
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	3,452	19,210
Anterix, Inc.* (Diversified Telecommunication Services)	240	12,442
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	5,919	208,348
Apartment Investment and Management Co.* (Equity Real Estate Investment Trusts)	3,127	19,700
Apellis Pharmaceuticals, Inc.* (Biotechnology)	1,617	70,388
API Group Corp.* (Construction & Engineering)	4,178	77,544
Apogee Enterprises, Inc. (Building Products)	503	22,132
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,903	34,952
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	780	28,454

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Appfolio, Inc.* (Software)	394	$40,921
AppHarvest, Inc.* (Food Products)	1,443	5,931
Appian Corp.* (Software)	814	38,909
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	4,435	78,455
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	795	83,229
Applied Molecular Transport, Inc.* (Biotechnology)	515	2,209
Applied Therapeutics, Inc.* (Biotechnology)	366	721
Apyx Medical Corp.* (Health Care Equipment & Supplies)	645	2,432
AquaBounty Technologies, Inc.* (Biotechnology)	1,354	1,814
Arbor Realty Trust, Inc.* (Mortgage Real Estate Investment Trusts)	2,977	50,907
Arbutus Biopharma Corp.* (Biotechnology)	1,884	4,390
ArcBest Corp. (Road & Rail)	524	37,812
Arcellx, Inc.* (Biotechnology)	188	2,055
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	313	52,077
Archrock, Inc. (Energy Equipment & Services)	2,790	24,301
Arcimoto, Inc.* (Automobiles)	592	1,989
Arconic Corp.* (Metals & Mining)	2,210	55,604
Arcosa, Inc. (Construction & Engineering)	1,002	53,637
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	437	8,469
Arcus Biosciences, Inc.* (Biotechnology)	927	22,443
Arcutis Biotherapeutics, Inc.* (Biotechnology)	572	11,549
Ardelyx, Inc.* (Biotechnology)	1,998	1,644
Ares Commercial Real Estate Corp.* (Mortgage Real Estate Investment Trusts)	905	13,638
Argan, Inc. (Construction & Engineering)	309	11,365
Argo Group International Holdings, Ltd. (Insurance)	656	28,077
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	402	6,810
Arko Corp. (Specialty Retail)	1,724	15,981
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,748	13,530
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,379	18,685
ARMOUR Residential REIT, Inc.* (Mortgage Real Estate Investment Trusts)	1,841	13,513
Array Technologies, Inc.* (Electrical Equipment)	2,643	17,259
Arrow Financial Corp. (Banks)	283	8,858
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	2,128	87,481
Arteris, Inc.* (Software)	109	1,285
Artesian Resources Corp. - Class A (Water Utilities)	168	7,812
Artisan Partners Asset Management, Inc. (Capital Markets)	1,211	38,922
Artivion, Inc.* (Health Care Equipment & Supplies)	786	15,948
Arvinas, Inc.* (Pharmaceuticals)	974	53,541
Asana, Inc.* - Class A (Software)	1,514	40,575
Asbury Automotive Group, Inc.* (Specialty Retail)	479	87,996
Asensus Surgical, Inc.* (Health Care Equipment & Supplies)	4,839	2,194
ASGN, Inc.* (Professional Services)	1,052	119,349
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	352	2,482
Aspen Aerogels, Inc.* (Energy Equipment & Services)	456	9,850
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	1,504	957
Assetmark Financial Holdings, Inc.* (Capital Markets)	376	7,230
Associated Banc-Corp. (Banks)	3,076	61,366
Associated Capital Group, Inc. - Class A (Capital Markets)	35	1,386
Astec Industries, Inc. (Machinery)	469	18,338
Astronics Corp.* (Aerospace & Defense)	516	5,000
Atara Biotherapeutics, Inc.* (Biotechnology)	1,797	11,429
Atea Pharmaceuticals, Inc.* (Biotechnology)	1,336	7,842
Aterian, Inc.* (Household Durables)	537	2,755
Athenex, Inc.* (Biotechnology)	1,788	858
Athersys, Inc.* (Biotechnology)	4,404	2,158
Athira Pharma, Inc.* (Pharmaceuticals)	667	6,863
Atkore, Inc.* (Electrical Equipment)	928	89,181
Atlantic Union Bankshares (Banks)	1,561	52,731
Atlanticus Holdings Corp.* (Consumer Finance)	102	4,390
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	596	41,088
Atlas Technical Consultants, Inc.* (Professional Services)	306	3,703
ATN International, Inc. (Diversified Telecommunication Services)	230	9,085
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	420	4,389
Atossa Therapeutics, Inc.* (Health Care Equipment & Supplies)	2,420	2,444
Atreca, Inc.* - Class A (Biotechnology)	535	1,049
AtriCure, Inc.* (Health Care Equipment & Supplies)	927	48,139
Atrion Corp. (Health Care Equipment & Supplies)	29	18,172
Aura Biosciences, Inc.* (Biotechnology)	116	1,967
Avalo Therapeutics, Inc.* (Pharmaceuticals)	1,289	530
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	995	29,014
Avaya Holdings Corp.* - Class C (Software)	1,728	15,984
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	816	2,383
Aviat Networks, Inc.* (Communications Equipment)	226	6,757
Avid Bioservices, Inc.* (Biotechnology)	1,249	16,812
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	746	23,656
Avidity Biosciences, Inc.* (Biotechnology)	779	11,140
AvidXchange Holdings, Inc.* (Software)	524	4,292
Avient Corp. (Chemicals)	1,883	92,719
Avis Budget Group, Inc.* (Road & Rail)	855	228,859
Avista Corp. (Multi-Utilities)	1,464	59,394
Avita Medical, Inc.* (Biotechnology)	502	3,062
Avrobio, Inc.* (Biotechnology)	784	724
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	683	37,189

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
AxoGen, Inc.* (Health Care Equipment & Supplies)	800	$5,792
Axonics, Inc.* (Health Care Equipment & Supplies)	948	49,125
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	1,180	44,698
Axsome Therapeutics, Inc.* (Pharmaceuticals)	576	18,288
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	837	4,938
AZZ, Inc. (Electrical Equipment)	507	23,139
B Riley Financial, Inc. (Capital Markets)	418	18,877
B&G Foods, Inc. (Food Products)	1,325	35,682
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	1,147	8,614
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	604	48,737
Balchem Corp. (Chemicals)	667	82,174
Bally's Corp.* (Hotels, Restaurants & Leisure)	676	20,172
Banc of California, Inc. (Banks)	1,134	20,457
BancFirst Corp. (Banks)	355	29,021
Banco Latinoamericano de Comercio Exterior S.A.* - Class E (Diversified Financial Services)	641	9,288
Bandwidth, Inc.* (Diversified Telecommunication Services)	479	10,595
Bank First Corp. (Banks)	136	9,615
Bank of Marin Bancorp (Banks)	319	9,972
BankUnited, Inc. (Banks)	1,770	66,446
Banner Corp. (Banks)	706	37,912
Bar Harbor Bankshares (Banks)	305	7,964
Barnes & Noble Education, Inc.* (Specialty Retail)	934	2,839
Barnes Group, Inc. (Machinery)	979	32,875
Barrett Business Services, Inc. (Professional Services)	155	11,155
Bassett Furniture Industries, Inc. (Household Durables)	190	3,146
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	1,154	68,813
Beam Global* (Electrical Equipment)	182	2,810
Beam Therapeutics, Inc.* (Biotechnology)	1,060	39,782
Beazer Homes USA, Inc.* (Household Durables)	606	9,138
Bed Bath & Beyond, Inc.* (Specialty Retail)	2,003	27,261
Belden, Inc. (Electronic Equipment, Instruments & Components)	915	47,241
BellRing Brands, Inc.* (Personal Products)	2,330	49,931
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	728	17,297
Benefitfocus, Inc.* (Software)	517	5,506
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	1,005	5,000
Berkshire Hills Bancorp, Inc. (Banks)	1,012	25,037
Berry Corp. (Oil, Gas & Consumable Fuels)	1,395	15,303
Beyondspring, Inc.* (Biotechnology)	463	704
BGC Partners, Inc. - Class A (Capital Markets)	6,543	23,751
Big 5 Sporting Goods Corp. (Specialty Retail)	431	6,237
Big Lots, Inc. (Multiline Retail)	625	19,313
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	1,001	17,888
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	17	2,319
BioAtla, Inc.* (Biotechnology)	321	1,117
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	3,726	34,615
Biodesix, Inc.* (Health Care Providers & Services)	291	469
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	1,152	102,723
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	217	2,749
Biomea Fusion, Inc.* (Biotechnology)	448	1,344
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	6,034	9,835
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	580	6,977
Bioxcel Therapeutics, Inc.* (Biotechnology)	357	4,680
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	466	12,950
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,835	182,433
Black Diamond Therapeutics, Inc.* (Biotechnology)	471	1,145
Black Hills Corp. (Multi-Utilities)	1,324	96,970
Blackbaud, Inc.* (Software)	991	57,488
Blackline, Inc.* (Software)	1,121	75,163
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	3,254	97,751
Blink Charging Co.* (Electrical Equipment)	755	14,421
Bloom Energy Corp.* (Electrical Equipment)	2,942	54,604
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,832	40,286
Blucora, Inc.* (Capital Markets)	1,005	20,351
Blue Bird Corp.* (Machinery)	359	5,755
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	580	7,320
Blue Ridge Bankshares, Inc. (Banks)	359	5,231
Bluebird Bio, Inc.* (Biotechnology)	1,397	5,071
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	296	7,785
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	191	12,734
Blueprint Medicines Corp.* (Biotechnology)	1,212	70,719
Boise Cascade Co. (Trading Companies & Distributors)	815	61,598
Bolt Biotherapeutics, Inc.* (Biotechnology)	473	738
Boot Barn Holdings, Inc.* (Specialty Retail)	605	54,486
Boston Omaha Corp.* - Class A (Media)	422	8,794
Bottomline Technologies, Inc.* (Software)	915	51,807
Box, Inc.* - Class A (Software)	2,827	86,563
Brady Corp. - Class A (Commercial Services & Supplies)	976	43,676
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,182	7,163
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	3,510	40,962
Bridgebio Pharma, Inc.* (Biotechnology)	2,194	17,596
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	436	6,985
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	903	22,376

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Bright Health Group, Inc.* (Insurance)	5,352	$9,634
Brightcove, Inc.* (IT Services)	841	5,929
Brightsphere Investment Group, Inc. (Capital Markets)	669	13,407
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,746	14,841
BrightView Holdings, Inc.* (Commercial Services & Supplies)	982	12,432
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	916	33,278
Bristow Group, Inc.* (Energy Equipment & Services)	489	14,582
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,657	20,751
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	3,256	67,367
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	3,833	23,688
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	1,315	93,259
Brookline Bancorp, Inc. (Banks)	1,588	22,962
Brooklyn ImmunoTherapeutics, Inc.* (Entertainment)	615	646
BRP Group, Inc.* - Class A (Insurance)	980	22,658
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	235	5,144
BTRS Holdings, Inc.* (Software)	1,967	13,218
Business First Bancshares, Inc. (Banks)	396	8,775
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	2,765	9,207
Byline Bancorp, Inc. (Banks)	516	12,105
Byrna Technologies, Inc.* (Aerospace & Defense)	385	2,279
C4 Therapeutics, Inc.* (Biotechnology)	800	6,856
Cabot Corp. (Chemicals)	1,161	76,452
Cactus, Inc. - Class A (Energy Equipment & Services)	1,148	57,320
Cadence Bank (Banks)	3,740	93,650
Cadiz, Inc.* (Water Utilities)	468	927
Cadre Holdings, Inc. (Aerospace & Defense)	132	3,350
Caesarstone, Ltd.* (Building Products)	468	4,600
CalAmp Corp.* (Communications Equipment)	735	4,020
Calavo Growers, Inc. (Food Products)	354	12,829
Caleres, Inc. (Specialty Retail)	762	17,473
California Resources Corp. (Oil, Gas & Consumable Fuels)	1,678	67,472
California Water Service Group (Water Utilities)	1,088	56,435
Calix, Inc.* (Communications Equipment)	1,144	45,657
Callaway Golf Co.* (Leisure Products)	2,394	52,524
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	996	51,065
Cal-Maine Foods, Inc. (Food Products)	844	45,348
Cambium Networks Corp.* (Communications Equipment)	223	3,405
Cambridge Bancorp (Banks)	141	11,521
Camden National Corp. (Banks)	301	13,470
Camping World Holdings, Inc. - Class A (Specialty Retail)	864	22,188
Cannae Holdings, Inc.* (Diversified Financial Services)	1,753	39,267
Canoo, Inc.* (Automobiles)	2,200	10,560
Cantaloupe, Inc.* (IT Services)	1,205	6,591
Capital Bancorp, Inc. (Banks)	165	3,714
Capital City Bank Group, Inc. (Banks)	278	7,120
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,688	25,885
Capstar Financial Holdings, Inc. (Banks)	423	8,523
Cara Therapeutics, Inc.* (Biotechnology)	919	8,014
Cardiff Oncology, Inc.* (Biotechnology)	788	1,056
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	821	15,353
Cardlytics, Inc.* (Media)	669	22,833
CareDx, Inc.* (Biotechnology)	1,047	31,871
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,995	32,339
Cargurus, Inc.* (Interactive Media & Services)	1,975	64,543
Caribou Biosciences, Inc.* (Biotechnology)	1,053	7,792
CarLotz, Inc.* (Specialty Retail)	1,480	1,314
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	1,011	6,056
Carpenter Technology Corp. (Metals & Mining)	985	37,607
Carriage Services, Inc. (Diversified Consumer Services)	318	13,639
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	691	1,106
Cars.com, Inc.* (Interactive Media & Services)	1,416	15,746
Carter Bankshares, Inc.* (Banks)	536	8,769
Casa Systems, Inc.* (Communications Equipment)	657	3,219
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	1,018	83,720
Cass Information Systems, Inc. (IT Services)	286	11,071
Cassava Sciences, Inc.* (Pharmaceuticals)	791	16,508
Castle Biosciences, Inc.* (Biotechnology)	441	9,852
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,012	15,331
CatchMark Timber Trust, Inc.* - Class A (Equity Real Estate Investment Trusts)	1,012	8,309
Cathay General Bancorp (Banks)	1,504	60,295
Cavco Industries, Inc.* (Household Durables)	191	45,124
CBIZ, Inc.* (Professional Services)	1,014	42,476
CBTX, Inc. (Banks)	381	10,866
CECO Environmental Corp.* (Commercial Services & Supplies)	643	3,054
Celcuity, Inc.* (Biotechnology)	200	1,304
Celldex Therapeutics, Inc.* (Biotechnology)	951	29,053
CEL-SCI Corp.* (Biotechnology)	743	2,125
Celsius Holdings, Inc.* (Beverages)	1,116	58,031
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	3,811	29,497
Centerspace (Equity Real Estate Investment Trusts)	296	27,309
Central Garden & Pet Co.* (Household Products)	204	8,933
Central Garden & Pet Co.* - Class A (Household Products)	827	34,221
Central Pacific Financial Corp. (Banks)	565	13,662

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	201	$5,580
Century Aluminum Co.* (Metals & Mining)	1,062	17,916
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	563	5,895
Century Communities, Inc. (Household Durables)	621	32,739
Century Therapeutics, Inc.* (Biotechnology)	358	4,303
Cerence, Inc.* (Software)	813	23,984
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	843	24,683
Cerus Corp.* (Health Care Equipment & Supplies)	3,479	16,073
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	466	16,934
ChampionX Corp. (Energy Equipment & Services)	4,195	88,514
ChannelAdvisor Corp.* (Software)	610	8,851
Chart Industries, Inc.* (Machinery)	755	127,458
Chase Corp. (Chemicals)	154	12,991
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	988	14,188
ChemoCentryx, Inc.* (Biotechnology)	1,117	20,620
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	2,172	178,146
Chesapeake Utilities Corp. (Gas Utilities)	357	44,686
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	124	2,206
Chicken Soup For The Soul Entertainment, Inc.* (Entertainment)	151	1,315
Chico's FAS, Inc.* (Specialty Retail)	2,488	13,186
Chimera Investment Corp.* (Mortgage Real Estate Investment Trusts)	4,874	48,837
Chimerix, Inc.* (Biotechnology)	1,510	6,644
Chinook Therapeutics, Inc.* (Biotechnology)	834	12,618
ChromaDex Corp.* (Life Sciences Tools & Services)	969	1,831
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	412	10,304
Cimpress PLC* (Commercial Services & Supplies)	364	18,386
CinCor Pharma, Inc.* (Pharmaceuticals)	240	5,710
Cinemark Holdings, Inc.* (Entertainment)	2,235	35,447
CIRCOR International, Inc.* (Machinery)	381	7,487
Citi Trends, Inc.* (Specialty Retail)	166	4,643
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	2,562	2,588
Citizens & Northern Corp. (Banks)	316	7,398
Citizens, Inc.* (Insurance)	1,032	3,086
City Holding Co. (Banks)	309	23,910
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	884	13,119
Civista Bancshares, Inc. (Banks)	303	6,308
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	899	52,699
Clarus Corp. (Leisure Products)	547	12,225
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	3,209	18,805
Cleanspark, Inc.* (Software)	825	5,354
Clear Channel Outdoor Holdings, Inc.* (Media)	7,512	18,480
Clearfield, Inc.* (Communications Equipment)	236	13,742
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	394	3,377
Clearwater Paper Corp.* (Paper & Forest Products)	341	11,291
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	721	20,491
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	1,697	51,809
Clene, Inc.* (Biotechnology)	424	1,098
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	252	2,250
Clovis Oncology, Inc.* (Biotechnology)	2,333	4,666
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	587	105,020
CNB Financial Corp. (Banks)	333	8,275
CNO Financial Group, Inc. (Insurance)	2,485	59,988
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,160	85,488
Coastal Financial Corp.* (Banks)	210	8,618
Coca-Cola Consolidated, Inc. (Beverages)	97	42,826
Codex DNA, Inc.* (Life Sciences Tools & Services)	188	696
Codexis, Inc.* (Life Sciences Tools & Services)	1,248	15,013
Codiak Biosciences, Inc.* (Biotechnology)	329	974
Coeur Mining, Inc.* (Metals & Mining)	5,293	19,214
Cogent Biosciences, Inc.* (Biotechnology)	768	4,931
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	882	51,597
Cohen & Steers, Inc. (Capital Markets)	514	39,933
Coherus Biosciences, Inc.* (Biotechnology)	1,345	12,159
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	991	26,321
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	714	11,495
Columbia Banking System, Inc. (Banks)	1,620	45,490
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	813	15,406
Columbus McKinnon Corp. (Machinery)	576	20,419
Comfort Systems USA, Inc. (Construction & Engineering)	737	62,218
Commercial Metals Co. (Metals & Mining)	2,484	101,844
Commercial Vehicle Group, Inc.* (Machinery)	663	4,760
Community Bank System, Inc. (Banks)	1,108	71,355
Community Health Systems, Inc.* (Health Care Providers & Services)	2,570	19,712
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	494	18,189
Community Trust Bancorp, Inc. (Banks)	322	12,819
CommVault Systems, Inc.* (Software)	922	56,242
Compass Minerals International, Inc. (Metals & Mining)	707	41,805
Computer Programs and Systems, Inc.* (Health Care Technology)	292	9,321
CompX International, Inc. (Commercial Services & Supplies)	33	701
comScore, Inc.* (Media)	1,448	2,925
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,894	32,255

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Comtech Telecommunications Corp. (Communications Equipment)	533	$7,249
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	534	2,980
Conduent, Inc.* (IT Services)	3,465	19,508
CONMED Corp. (Health Care Equipment & Supplies)	600	79,776
ConnectOne Bancorp, Inc. (Banks)	772	21,508
Conn's, Inc.* (Specialty Retail)	369	5,775
Consensus Cloud Solutions, Inc.* (Software)	333	17,556
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	708	33,665
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,508	8,973
Constellium SE* (Metals & Mining)	2,570	42,893
Construction Partners, Inc.* - Class A (Construction & Engineering)	824	21,267
Convey Health Solutions Holdings, Inc.* (Health Care Technology)	278	1,415
Cooper-Standard Holding, Inc.* (Auto Components)	351	1,618
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,808	38,890
CoreCard Corp.* (Software)	150	3,419
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	2,481	30,839
CorMedix, Inc.* (Pharmaceuticals)	784	2,697
Cornerstone Building Brands, Inc.* (Building Products)	1,132	27,609
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,338	62,401
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	566	8,564
Cortexyme, Inc.* (Biotechnology)	413	1,512
CorVel Corp.* (Health Care Providers & Services)	180	27,914
Costamare, Inc. (Marine)	1,092	14,644
Couchbase, Inc.* (Software)	486	8,262
Coursera, Inc.* (Diversified Consumer Services)	1,512	28,441
Covenant Logistics Group, Inc. - Class A (Road & Rail)	250	5,135
Covetrus, Inc.* (Health Care Providers & Services)	2,141	29,546
Cowen, Inc. - Class A (Capital Markets)	546	12,476
CRA International, Inc. (Professional Services)	149	12,273
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	491	54,496
Crawford & Co. - Class A (Insurance)	337	2,629
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	456	5,034
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	608	9,552
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	954	19,385
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,205	80,049
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	743	13,924
CrossFirst Bancshares, Inc.* (Banks)	954	12,221
CryoPort, Inc.* (Health Care Equipment & Supplies)	840	18,950
CS Disco, Inc.* (Software)	323	9,919
CSG Systems International, Inc. (IT Services)	665	40,878
CSW Industrials, Inc. (Building Products)	310	32,708
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	121	7,716
CTS Corp. (Electronic Equipment, Instruments & Components)	660	23,344
Cue BioPharma, Inc.* (Biotechnology)	636	2,519
Cue Health, Inc.* (Health Care Equipment & Supplies)	302	2,023
Cullinan Oncology, Inc.* (Biotechnology)	535	5,248
CuriosityStream, Inc.* (Entertainment)	538	1,092
Curis, Inc.* (Biotechnology)	1,791	1,636
Curo Group Holdings Corp. (Consumer Finance)	436	5,119
Cushman & Wakefield PLC* (Real Estate Management & Development)	2,870	51,373
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	1,212	7,963
Customers Bancorp, Inc.* (Banks)	631	26,546
Cutera, Inc.* (Health Care Equipment & Supplies)	364	19,769
CVB Financial Corp. (Banks)	2,835	65,262
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	612	15,343
CVRx, Inc.* (Health Care Equipment & Supplies)	230	1,433
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	1,760	3,995
Cyteir Therapeutics, Inc.* (Pharmaceuticals)	386	869
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	2,018	19,070
Cytokinetics, Inc.* (Biotechnology)	1,640	65,387
CytomX Therapeutics, Inc.* (Biotechnology)	1,341	2,293
CytoSorbents Corp.* (Health Care Equipment & Supplies)	853	1,791
Daily Journal Corp.* (Media)	25	6,429
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	768	2,573
Dana, Inc. (Auto Components)	3,007	44,534
Danimer Scientific, Inc.* (Chemicals)	1,873	7,342
DarioHealth Corp.* (Health Care Equipment & Supplies)	279	1,384
Daseke, Inc.* (Road & Rail)	831	6,980
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	906	41,223
Day One Biopharmaceuticals, Inc.* (Biotechnology)	470	4,004
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	822	8,319
Delek US Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,358	32,864
Deluxe Corp. (Commercial Services & Supplies)	881	23,857
Denali Therapeutics, Inc.* (Biotechnology)	1,882	44,792
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	1,044	66,795
Denny's Corp.* (Hotels, Restaurants & Leisure)	1,281	16,422

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
DermTech, Inc.* (Biotechnology)	502	$4,292
Design Therapeutics, Inc.* (Biotechnology)	550	6,567
Designer Brands, Inc. (Specialty Retail)	1,260	17,413
Desktop Metal, Inc.* - Class A (Machinery)	3,873	13,594
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,901	16,304
Diamond Hill Investment Group, Inc. (Capital Markets)	63	10,607
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	4,327	45,953
DICE Therapeutics, Inc.* (Pharmaceuticals)	288	5,852
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,488	6,101
Digi International, Inc.* (Communications Equipment)	718	13,585
Digimarc Corp.* (Software)	264	6,830
Digital Media Solutions, Inc.* - Class A (Media)	67	184
Digital Turbine, Inc.* (Software)	1,880	59,502
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	10,030	69,809
DigitalOcean Holdings, Inc.* (IT Services)	1,050	41,402
Dillard's, Inc. - Class A (Multiline Retail)	112	34,027
Dime Community Bancshares, Inc. (Banks)	697	21,914
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	337	24,160
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	903	65,946
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	4,909	11,045
DMC Global, Inc.* (Energy Equipment & Services)	396	7,916
Domo, Inc.* (Software)	589	24,396
Donegal Group, Inc. - Class A (Insurance)	306	4,140
Donnelley Financial Solutions, Inc.* (Capital Markets)	610	17,855
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	644	9,480
Dorman Products, Inc.* (Auto Components)	546	53,901
Douglas Dynamics, Inc. (Machinery)	467	14,458
Douglas Elliman, Inc. (Real Estate Management & Development)	1,486	9,005
Dril-Quip, Inc.* (Energy Equipment & Services)	726	20,967
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	1,715	2,109
Ducommun, Inc.* (Aerospace & Defense)	225	11,491
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	252	3,087
Durect Corp.* (Pharmaceuticals)	4,679	2,106
DXP Enterprises, Inc.* (Trading Companies & Distributors)	358	8,460
Dycom Industries, Inc.* (Construction & Engineering)	609	51,710
Dynavax Technologies Corp.* (Biotechnology)	2,230	19,691
Dyne Therapeutics, Inc.* (Biotechnology)	621	4,956
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	747	12,124
DZS, Inc.* (Communications Equipment)	356	4,304
E2open Parent Holdings, Inc.* (Software)	4,113	31,835
Eagle Bancorp, Inc. (Banks)	654	32,929
Eagle Bulk Shipping, Inc. (Marine)	186	11,577
Eagle Pharmaceuticals, Inc.* (Biotechnology)	237	10,459
Eargo, Inc.* (Health Care Equipment & Supplies)	624	2,359
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	638	8,607
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,791	34,119
Eastern Bankshares, Inc. (Banks)	3,555	68,114
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	836	156,749
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	928	4,798
Ebix, Inc. (Software)	549	16,360
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	772	18,026
Ecovyst, Inc. (Chemicals)	1,229	12,364
Edgewell Personal Care Co. (Personal Products)	1,123	42,831
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	811	6,472
Editas Medicine, Inc.* (Biotechnology)	1,414	18,721
eGain Corp.* (Software)	427	4,419
eHealth, Inc.* (Insurance)	511	4,114
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	662	4,548
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	394	4,196
elf Beauty, Inc.* (Personal Products)	997	24,257
Eliem Therapeutics, Inc.* (Biotechnology)	125	395
Ellington Financial, Inc.* (Mortgage Real Estate Investment Trusts)	1,114	18,036
EMCOR Group, Inc. (Construction & Engineering)	1,103	117,447
EMCORE Corp.* (Communications Equipment)	764	2,636
Emerald Holding, Inc.* (Media)	487	1,310
Emergent BioSolutions, Inc.* (Biotechnology)	1,013	32,801
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,958	25,557
Employers Holdings, Inc. (Insurance)	579	22,778
Enact Holdings, Inc.* (Thrifts & Mortgage Finance)	306	7,215
Enanta Pharmaceuticals, Inc.* (Biotechnology)	405	26,082
Encore Capital Group, Inc.* (Consumer Finance)	511	29,541
Encore Wire Corp. (Electrical Equipment)	408	46,026
Endo International PLC* (Pharmaceuticals)	4,741	9,482
Energizer Holdings, Inc. (Household Products)	1,381	41,830
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	3,198	24,017
Energy Recovery, Inc.* (Machinery)	860	15,927
Enerpac Tool Group Corp. (Machinery)	1,249	25,080
EnerSys (Electrical Equipment)	857	56,099
Enfusion, Inc.* - Class A (Software)	450	5,747
EngageSmart, Inc.* (Software)	332	6,932
Ennis, Inc. (Commercial Services & Supplies)	528	9,108
Enova International, Inc.* (Consumer Finance)	750	28,050

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
EnPro Industries, Inc. (Machinery)	427	$39,801
Enstar Group, Ltd.* (Insurance)	257	60,588
Entercom Communications Corp.* (Media)	2,440	6,198
Enterprise Bancorp, Inc. (Banks)	192	6,518
Enterprise Financial Services Corp. (Banks)	717	31,670
Entrada Therapeutics, Inc.* (Biotechnology)	218	1,304
Entravision Communications Corp. - Class A (Media)	1,245	6,437
Envestnet, Inc.* (Software)	1,124	89,515
Eos Energy Enterprises, Inc.* (Electrical Equipment)	920	1,950
Epizyme, Inc.* (Biotechnology)	2,964	1,913
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	550	31,064
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	8,460	66,496
Equity Bancshares, Inc. - Class A (Banks)	280	8,548
Equity Commonwealth* (Equity Real Estate Investment Trusts)	2,251	58,954
Erasca, Inc.* (Biotechnology)	1,322	9,624
Eros STX Global Corp.* (Entertainment)	329	569
Escalade, Inc. (Leisure Products)	205	2,696
ESCO Technologies, Inc. (Machinery)	529	33,036
Esperion Therapeutics, Inc.* (Biotechnology)	1,195	6,788
Esports Technologies, Inc.* (Hotels, Restaurants & Leisure)	276	1,007
Essent Group, Ltd. (Thrifts & Mortgage Finance)	2,242	90,867
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,506	60,144
Ethan Allen Interiors, Inc. (Household Durables)	466	11,063
European Wax Center, Inc. - Class A (Diversified Consumer Services)	274	7,521
Evelo Biosciences, Inc.* (Biotechnology)	628	1,551
Eventbrite, Inc.* (Interactive Media & Services)	1,581	16,727
EverCommerce, Inc.* (Software)	620	7,676
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,767	30,675
EverQuote, Inc.* - Class A (Interactive Media & Services)	405	5,621
EVERTEC, Inc. (IT Services)	1,253	49,368
EVI Industries, Inc.* (Trading Companies & Distributors)	96	1,372
Evo Payments, Inc.* (IT Services)	980	22,079
Evolent Health, Inc.* (Health Care Technology)	1,649	45,380
Evolus, Inc.* (Pharmaceuticals)	687	7,688
Evoqua Water Technologies Corp.* (Machinery)	2,393	99,763
Exagen, Inc.* (Health Care Providers & Services)	213	1,299
ExlService Holdings, Inc.* (IT Services)	679	92,446
eXp World Holdings, Inc. (Real Estate Management & Development)	1,299	17,394
Exponent, Inc. (Professional Services)	1,075	102,996
Expro Group Holdings N.V.* (Energy Equipment & Services)	961	14,684
Extreme Networks, Inc.* (Communications Equipment)	2,630	25,248
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	516	5,831
EZCORP, Inc.* - Class A (Consumer Finance)	1,033	7,231
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	656	5,766
Fabrinet* (Electronic Equipment, Instruments & Components)	765	75,115
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	814	5,535
Farmers National Bancorp (Banks)	639	9,789
Farmland Partners, Inc.* (Equity Real Estate Investment Trusts)	591	8,700
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	376	12,893
Fate Therapeutics, Inc.* (Biotechnology)	1,679	47,952
Fathom Holdings, Inc.* (Real Estate Management & Development)	140	1,039
FB Financial Corp. (Banks)	689	26,547
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	189	19,359
Federal Signal Corp. (Machinery)	1,246	42,401
Federated Hermes, Inc. - Class B (Capital Markets)	1,926	54,852
FibroGen, Inc.* (Biotechnology)	1,781	16,563
Fidelity D&D Bancorp, Inc. (Banks)	83	3,085
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	361	2,455
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	376	850
Financial Institutions, Inc. (Banks)	324	9,020
Finch Therapeutics Group, Inc.* (Biotechnology)	157	397
First Advantage Corp.* (Professional Services)	1,138	19,756
First Bancorp (Banks)	4,117	56,032
First Bancorp (Banks)	710	26,597
First Bank/Hamilton NJ (Banks)	322	4,592
First Busey Corp. (Banks)	1,040	23,369
First Commonwealth Financial Corp. (Banks)	1,948	26,259
First Community Bancshares, Inc. (Banks)	345	9,187
First Financial Bancorp (Banks)	1,919	39,244
First Financial Bancshares, Inc. (Banks)	2,688	107,466
First Financial Corp. (Banks)	233	9,930
First Foundation, Inc. (Banks)	1,035	22,998
First Internet Bancorp (Banks)	192	7,390
First Interstate BancSystem, Inc. - Class A (Banks)	1,813	58,959
First Merchants Corp. (Banks)	1,111	43,540
First Mid Bancshares, Inc. (Banks)	344	12,398
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	227	2,951
FirstCash Holdings, Inc. (Consumer Finance)	821	65,498
Fisker, Inc.* (Automobiles)	3,378	33,983
Five Star Bancorp* (Banks)	258	6,437
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,078	38,053
Flexsteel Industries, Inc. (Household Durables)	130	2,820
Fluent, Inc.* (Media)	897	1,202
Fluor Corp.* (Construction & Engineering)	2,938	72,716

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Flushing Financial Corp. (Banks)	602	$12,943
Flywire Corp.* (IT Services)	1,163	35,483
Focus Financial Partners, Inc.* (Capital Markets)	1,345	53,060
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	405	4,694
Forestar Group, Inc.* (Real Estate Management & Development)	357	5,823
Forian, Inc.* (Health Care Technology)	390	1,326
Forma Therapeutics Holdings, Inc.* (Biotechnology)	702	5,307
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,611	61,395
Forrester Research, Inc.* (Professional Services)	233	12,976
Forte Biosciences, Inc.* (Biotechnology)	233	268
Fortress Biotech, Inc.* (Biotechnology)	1,512	1,663
Forward Air Corp. (Air Freight & Logistics)	555	53,819
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	987	9,752
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,598	43,881
Fox Factory Holding Corp.* (Auto Components)	874	71,563
Franchise Group, Inc. (Diversified Consumer Services)	586	21,852
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	745	9,879
Franklin Covey Co.* (Professional Services)	260	10,418
Franklin Electric Co., Inc. (Machinery)	959	67,072
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,101	10,841
Frequency Therapeutics, Inc.* (Biotechnology)	669	870
Fresh Del Monte Produce, Inc. (Food Products)	694	18,079
Frontier Group Holdings, Inc.* (Airlines)	720	7,639
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	2,544	21,192
FRP Holdings, Inc.* (Real Estate Management & Development)	138	7,798
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	148	4,350
FTC Solar, Inc.* (Electrical Equipment)	846	2,369
fuboTV, Inc.* (Interactive Media & Services)	2,798	10,604
FuelCell Energy, Inc.* (Electrical Equipment)	7,654	31,228
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	568	5,464
Fulgent Genetics, Inc.* (Health Care Providers & Services)	433	23,763
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	677	6,127
Fulton Financial Corp. (Banks)	3,289	49,894
Funko, Inc.* (Distributors)	556	9,058
FutureFuel Corp. (Chemicals)	535	5,088
G1 Therapeutics, Inc.* (Biotechnology)	819	4,210
GAMCO Investors, Inc. - Class A (Capital Markets)	105	2,097
GAN, Ltd.* (Hotels, Restaurants & Leisure)	830	3,096
Gannett Co., Inc.* (Media)	2,910	11,669
Gatos Silver, Inc.* (Metals & Mining)	960	3,245
GATX Corp. (Trading Companies & Distributors)	731	75,578
GCM Grosvenor, Inc. - Class A (Capital Markets)	919	7,582
GCP Applied Technologies, Inc.* (Chemicals)	1,386	43,479
Gemini Therapeutics, Inc.* (Biotechnology)	453	684
Genco Shipping & Trading, Ltd. (Marine)	665	14,650
Generation Bio Co.* (Biotechnology)	906	5,735
Genesco, Inc.* (Specialty Retail)	296	18,361
Genius Brands International, Inc.* (Leisure Products)	5,837	4,144
Gentherm, Inc.* (Auto Components)	688	46,385
Genworth Financial, Inc.* (Insurance)	10,488	38,910
German American Bancorp, Inc. (Banks)	511	17,936
Geron Corp.* (Biotechnology)	6,303	8,887
Getty Realty Corp. (Equity Real Estate Investment Trusts)	842	22,658
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	4,117	15,274
Gibraltar Industries, Inc.* (Building Products)	679	25,693
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	913	24,176
Glacier Bancorp, Inc. (Banks)	2,281	104,379
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	764	16,075
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	648	23,587
Glatfelter Corp. (Paper & Forest Products)	906	9,966
Glaukos Corp.* (Health Care Equipment & Supplies)	943	44,594
Global Blood Therapeutics, Inc.* (Biotechnology)	1,281	39,327
Global Industrial Co. (Trading Companies & Distributors)	263	8,116
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	1,238	18,273
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,158	30,277
Global Water Resources, Inc. (Water Utilities)	262	3,752
Globalstar, Inc.* (Diversified Telecommunication Services)	12,557	14,566
GMS, Inc.* (Trading Companies & Distributors)	883	42,340
Gogo, Inc.* (Wireless Telecommunication Services)	1,223	22,515
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	2,093	46,716
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	355	17,026
Golden Nugget Online Gaming, Inc.* (Hotels, Restaurants & Leisure)	825	4,133
Goosehead Insurance, Inc. (Insurance)	374	21,501
GoPro, Inc.* - Class A (Household Durables)	2,664	23,763
Gossamer Bio, Inc.* (Biotechnology)	1,287	8,893
GrafTech International, Ltd. (Electrical Equipment)	4,147	37,655
Graham Holdings Co. - Class B (Diversified Consumer Services)	79	46,798
Granite Construction, Inc. (Construction & Engineering)	947	28,079

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,105	$10,752
Graphite Bio, Inc.* (Biotechnology)	611	2,456
Gray Television, Inc. (Media)	1,768	32,743
Great Ajax Corp.* (Mortgage Real Estate Investment Trusts)	449	4,180
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,340	18,505
Great Southern Bancorp, Inc. (Banks)	210	11,915
Green Brick Partners, Inc.* (Household Durables)	636	12,529
Green Dot Corp.* - Class A (Consumer Finance)	1,106	29,287
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	987	27,705
GreenBox POS* (IT Services)	378	1,365
Greenhill & Co., Inc. (Capital Markets)	288	3,488
Greenlane Holdings, Inc.* - Class A (Distributors)	378	130
Greenlight Capital Re, Ltd.* - Class A (Insurance)	544	3,743
Greenwich Lifesciences, Inc.* (Biotechnology)	85	1,007
Greif, Inc. - Class A (Containers & Packaging)	534	32,403
Greif, Inc. - Class B (Containers & Packaging)	123	7,178
Grid Dynamics Holdings, Inc.* (IT Services)	941	13,099
Griffon Corp. (Building Products)	1,068	19,982
Gritstone bio, Inc.* (Biotechnology)	884	2,290
Group 1 Automotive, Inc. (Specialty Retail)	344	59,904
Groupon, Inc.* (Internet & Direct Marketing Retail)	488	9,521
GrowGeneration Corp.* (Specialty Retail)	1,149	6,791
GT Biopharma, Inc.* (Biotechnology)	367	774
GTY Technology Holdings, Inc.* (Software)	666	4,056
Guaranty Bancshares, Inc. (Banks)	165	5,676
Guess?, Inc. (Specialty Retail)	833	18,718
H&E Equipment Services, Inc. (Trading Companies & Distributors)	665	23,594
H.B. Fuller Co. (Chemicals)	1,095	73,037
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,043	52,849
Hall of Fame Resort & Entertainment Co.* (Hotels, Restaurants & Leisure)	1,152	953
Halozyme Therapeutics, Inc.* (Biotechnology)	2,868	114,432
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	154	1,441
Hamilton Lane, Inc. (Capital Markets)	721	49,446
Hancock Whitney Corp. (Banks)	1,790	83,718
Hanger, Inc.* (Health Care Providers & Services)	776	12,757
Hanmi Financial Corp. (Banks)	631	14,608
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	1,587	63,464
HarborOne Bancorp, Inc. (Banks)	974	13,042
Harmonic, Inc.* (Communications Equipment)	1,874	15,554
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	475	21,394
Harpoon Therapeutics, Inc.* (Biotechnology)	387	871
Harsco Corp.* (Machinery)	1,621	16,567
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	813	4,244
Haverty Furniture Cos., Inc. (Specialty Retail)	337	8,368
Hawaiian Holdings, Inc.* (Airlines)	1,046	17,740
Hawkins, Inc. (Chemicals)	397	14,800
Haynes International, Inc. (Metals & Mining)	254	9,926
HBT Financial, Inc. (Banks)	210	3,608
HCI Group, Inc. (Insurance)	117	7,499
Health Catalyst, Inc.* (Health Care Technology)	1,081	17,988
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,052	82,648
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,550	26,490
HealthEquity, Inc.* (Health Care Providers & Services)	1,692	105,445
HealthStream, Inc.* (Health Care Technology)	523	9,989
Heartland Express, Inc. (Road & Rail)	974	13,441
Heartland Financial USA, Inc. (Banks)	834	36,504
Hecla Mining Co. (Metals & Mining)	10,996	57,289
Heidrick & Struggles International, Inc. (Professional Services)	400	12,784
Helen of Troy, Ltd.* (Household Durables)	499	107,041
Helios Technologies, Inc. (Machinery)	669	44,943
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,960	12,166
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,130	98,043
Hemisphere Media Group, Inc.* (Media)	335	1,303
Herc Holdings, Inc. (Trading Companies & Distributors)	516	65,955
Heritage Commerce Corp. (Banks)	1,209	13,577
Heritage Financial Corp. (Banks)	717	17,366
Heritage Insurance Holdings, Inc. (Insurance)	534	2,275
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	323	8,818
Heron Therapeutics, Inc.* (Biotechnology)	1,914	8,651
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	668	6,533
Heska Corp.* (Health Care Equipment & Supplies)	202	22,188
HF Foods Group, Inc.* (Food & Staples Retailing)	775	4,526
Hibbett, Inc. (Specialty Retail)	284	12,263
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	108	2,949
Hillenbrand, Inc. (Machinery)	1,508	61,557
Hilltop Holdings, Inc. (Banks)	1,281	32,653
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,770	82,889
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	30	9,692
HireQuest, Inc. (Professional Services)	105	1,745
HireRight Holdings Corp.* (Professional Services)	464	8,023
HNI Corp. (Commercial Services & Supplies)	900	32,076

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	155	$5,941
Home BancShares, Inc. (Banks)	3,155	68,211
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	151	411
HomeStreet, Inc. (Thrifts & Mortgage Finance)	404	16,398
HomeTrust Bancshares, Inc. (Banks)	309	8,352
Homology Medicines, Inc.* (Biotechnology)	868	1,441
Hooker Furnishings Corp. (Household Durables)	243	4,097
Hookipa Pharma, Inc.* (Biotechnology)	399	599
Hope Bancorp, Inc. (Banks)	2,396	34,263
Horace Mann Educators Corp. (Insurance)	863	34,391
Horizon Bancorp, Inc. (Banks)	887	15,505
Hostess Brands, Inc.* (Food Products)	2,858	64,848
Houlihan Lokey, Inc. (Capital Markets)	1,057	88,038
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	107	4,924
Hub Group, Inc.* - Class A (Air Freight & Logistics)	685	46,005
Humanigen, Inc.* (Biotechnology)	1,009	1,897
Huron Consulting Group, Inc.* (Professional Services)	449	23,249
Hydrofarm Holdings Group, Inc.* (Machinery)	815	7,783
Hyliion Holdings Corp.* (Machinery)	2,427	7,791
HyreCar, Inc.* (Diversified Consumer Services)	366	571
Hyster-Yale Materials Handling, Inc. (Machinery)	207	6,359
I3 Verticals, Inc.* - Class A (IT Services)	442	12,133
IBEX Holdings, Ltd.* (Commercial Services & Supplies)	117	1,812
iBio, Inc.* (Biotechnology)	4,470	1,308
iCAD, Inc.* (Health Care Technology)	453	1,631
ICF International, Inc. (Professional Services)	383	37,844
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	580	16,884
Icosavax, Inc.* (Biotechnology)	504	3,654
Ideanomics, Inc.* (Software)	10,062	7,237
Ideaya Biosciences, Inc.* (Biotechnology)	677	6,492
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	445	5,425
IDT Corp.* - Class B (Diversified Telecommunication Services)	300	7,944
IES Holdings, Inc.* (Construction & Engineering)	179	5,245
IGM Biosciences, Inc.* (Biotechnology)	170	2,846
iHeartMedia, Inc.* - Class A (Media)	2,318	37,065
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	2,191	134,111
Ikena Oncology, Inc.* (Biotechnology)	573	2,223
Imago Biosciences, Inc.* (Biotechnology)	415	6,785
IMAX Corp.* (Entertainment)	1,031	16,310
Immuneering Corp.* - Class A (Biotechnology)	393	1,953
Immunic, Inc.* (Biotechnology)	388	2,627
ImmunityBio, Inc.* (Biotechnology)	1,440	5,227
ImmunoGen, Inc.* (Biotechnology)	4,445	21,469
Immunovant, Inc.* (Biotechnology)	839	3,868
Impel Pharmaceuticals, Inc.* (Biotechnology)	133	843
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	393	19,359
Inari Medical, Inc.* (Health Care Equipment & Supplies)	712	57,458
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,571	124,604
Independent Bank Corp. (Banks)	948	73,148
Independent Bank Corp. (Banks)	422	8,330
Independent Bank Group, Inc. (Banks)	771	52,274
Indus Realty Trust, Inc. (Real Estate Management & Development)	120	8,574
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,344	21,719
Infinera Corp.* (Communications Equipment)	3,784	29,099
Infinity Pharmaceuticals, Inc.* (Biotechnology)	1,810	1,428
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	568	5,311
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	375	2,974
Ingevity Corp.* (Chemicals)	822	49,238
Ingles Markets, Inc. (Food & Staples Retailing)	290	27,005
Inhibrx, Inc.* (Biotechnology)	577	9,145
Innospec, Inc. (Chemicals)	507	48,322
Innovage Holding Corp.* (Health Care Providers & Services)	379	1,740
INNOVATE Corp.* (Construction & Engineering)	979	2,966
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	490	70,849
Innoviva, Inc.* (Pharmaceuticals)	897	15,303
Inogen, Inc.* (Health Care Equipment & Supplies)	410	10,365
Inotiv, Inc.* (Life Sciences Tools & Services)	360	5,130
Inovio Pharmaceuticals, Inc.* (Biotechnology)	4,276	11,673
Inozyme Pharma, Inc.* (Biotechnology)	298	1,177
Inseego Corp.* (Communications Equipment)	1,763	5,025
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	713	70,851
Insmed, Inc.* (Biotechnology)	2,445	53,717
Insperity, Inc. (Professional Services)	752	79,750
Inspire Medical Systems, Inc.* (Health Care Technology)	556	114,403
Installed Building Products, Inc. (Household Durables)	491	39,511
Insteel Industries, Inc. (Building Products)	386	16,374
Instil Bio, Inc.* (Biotechnology)	1,118	7,904
Instructure Holdings, Inc.* (Software)	251	4,543
Intapp, Inc.* (Software)	286	7,133
Integer Holdings Corp.* (Health Care Equipment & Supplies)	680	51,116
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	666	7,865
Intellia Therapeutics, Inc.* (Biotechnology)	1,444	70,798
Inter Parfums, Inc. (Personal Products)	370	30,240

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Intercept Pharmaceuticals, Inc.* (Biotechnology)	516	$8,106
InterDigital, Inc. (Communications Equipment)	640	36,384
Interface, Inc. (Commercial Services & Supplies)	1,202	15,253
International Bancshares Corp. (Banks)	1,112	44,246
International Game Technology PLC (Hotels, Restaurants & Leisure)	2,068	45,144
International Money Express, Inc.* (IT Services)	669	13,293
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	952	20,116
Intersect ENT, Inc.* (Pharmaceuticals)	689	18,858
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,663	84,163
Intrepid Potash, Inc.* (Chemicals)	206	15,775
Invacare Corp.* (Health Care Equipment & Supplies)	696	1,155
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	6,495	11,301
Investors Title Co. (Insurance)	27	5,067
Invitae Corp.* (Biotechnology)	4,145	22,010
iRadimed Corp. (Health Care Equipment & Supplies)	131	4,311
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	610	75,256
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,443	87,239
iRobot Corp.* (Household Durables)	555	28,111
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	3,036	36,432
IsoPlexis Corp.* (Life Sciences Tools & Services)	174	379
iStar, Inc. (Equity Real Estate Investment Trusts)	1,389	23,391
iTeos Therapeutics, Inc.* (Biotechnology)	418	11,156
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	876	2,260
Itron, Inc.* (Electronic Equipment, Instruments & Components)	936	44,722
IVERIC bio, Inc.* (Biotechnology)	2,379	32,949
J & J Snack Foods Corp. (Food Products)	305	45,659
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	438	36,249
James River Group Holdings, Ltd. (Insurance)	758	17,972
Janux Therapeutics, Inc.* (Biotechnology)	367	3,611
JELD-WEN Holding, Inc.* (Building Products)	1,893	39,355
JFrog, Ltd.* (Software)	1,111	23,187
JOANN, Inc. (Specialty Retail)	232	2,422
John B Sanfilippo & Son, Inc. (Food Products)	184	14,286
John Bean Technologies Corp. (Machinery)	649	76,511
John Wiley & Sons, Inc. - Class A (Media)	893	45,445
Johnson Outdoors, Inc. - Class A (Leisure Products)	108	8,260
Jounce Therapeutics, Inc.* (Biotechnology)	682	3,615
Kadant, Inc. (Machinery)	238	44,030
Kaiser Aluminum Corp. (Metals & Mining)	327	31,556
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	1,013	658
Kaltura, Inc.* (Software)	1,137	1,762
KalVista Pharmaceuticals, Inc.* (Biotechnology)	463	5,894
Kaman Corp. - Class A (Trading Companies & Distributors)	572	22,314
KAR Auction Services, Inc.* (Commercial Services & Supplies)	2,500	36,650
Karat Packaging, Inc.* (Trading Companies & Distributors)	95	1,743
Karuna Therapeutics, Inc.* (Biotechnology)	459	51,160
Karyopharm Therapeutics, Inc.* (Biotechnology)	1,489	9,083
KB Home (Household Durables)	1,644	53,315
KBR, Inc. (Professional Services)	2,925	143,998
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,360	16,130
Kelly Services, Inc. - Class A (Professional Services)	728	14,043
KemPharm, Inc.* (Pharmaceuticals)	613	2,740
Kennametal, Inc. (Machinery)	1,729	44,487
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	2,458	55,427
Keros Therapeutics, Inc.* (Biotechnology)	323	17,122
Kezar Life Sciences, Inc.* (Biotechnology)	785	9,326
Kforce, Inc. (Professional Services)	419	29,351
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	498	8,884
Kimball International, Inc. - Class B (Commercial Services & Supplies)	747	5,737
Kinetik Holdings, Inc. - Class A (Oil, Gas & Consumable Fuels)	67	4,767
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	603	5,626
Kinnate Biopharma, Inc.* (Biotechnology)	532	3,974
Kinsale Capital Group, Inc. (Insurance)	445	98,651
Kirkland's, Inc.* (Specialty Retail)	261	1,887
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	4,490	100,127
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	732	13,908
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,822	33,743
Kodiak Sciences, Inc.* (Biotechnology)	693	4,172
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,073	42,630
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,605	2,568
Koppers Holdings, Inc. (Chemicals)	429	10,408
Korn Ferry (Professional Services)	1,115	68,506
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	9,281	62,740
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	2,539	38,517
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	1,761	23,386
Kronos Bio, Inc.* (Chemicals)	803	3,798
Kronos Worldwide, Inc. (Chemicals)	461	7,016
Krystal Biotech, Inc.* (Biotechnology)	416	25,214
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,266	58,755
Kura Oncology, Inc.* (Biotechnology)	1,314	18,856
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	93	4,667

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
KVH Industries, Inc.* (Communications Equipment)	313	$2,495
Kymera Therapeutics, Inc.* (Biotechnology)	711	22,290
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	2,351	26,778
Laird Superfood, Inc.* (Food Products)	130	391
Lakeland Bancorp, Inc. (Banks)	1,266	19,028
Lakeland Financial Corp. (Banks)	505	36,774
Lancaster Colony Corp. (Food Products)	393	60,986
Landec Corp.* (Food Products)	541	5,383
Landos Biopharma, Inc.* (Pharmaceuticals)	97	93
Lands' End, Inc.* (Internet & Direct Marketing Retail)	297	4,164
Landsea Homes Corp.* (Household Durables)	222	1,849
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,394	92,576
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	260	18,515
Latham Group, Inc.* (Leisure Products)	887	10,644
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,813	135,138
Laureate Education, Inc. - Class A (Diversified Consumer Services)	2,054	23,272
Lawson Products, Inc.* (Trading Companies & Distributors)	102	3,875
La-Z-Boy, Inc. (Household Durables)	909	23,889
Lazydays Holdings, Inc.* (Specialty Retail)	159	3,089
LCI Industries (Auto Components)	513	49,925
Legacy Housing Corp.* (Household Durables)	166	2,908
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	391	16,895
LendingClub Corp.* (Consumer Finance)	2,074	31,629
LendingTree, Inc.* (Thrifts & Mortgage Finance)	240	19,061
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,448	2,621
LGI Homes, Inc.* (Household Durables)	447	41,888
LHC Group, Inc.* (Health Care Providers & Services)	632	104,817
Liberty Energy, Inc.* (Energy Equipment & Services)	1,916	30,924
Liberty Latin America, Ltd.* - Class A (Media)	838	7,743
Liberty Latin America, Ltd.* - Class C (Media)	3,197	29,540
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	207	5,438
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	756	18,983
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	1,507	2,261
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	806	11,526
LifeStance Health Group, Inc.* (Health Care Providers & Services)	1,492	10,101
Lifetime Brands, Inc. (Household Durables)	262	3,306
Ligand Pharmaceuticals, Inc.* (Biotechnology)	312	28,972
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,990	111,559
Limelight Networks, Inc.* (IT Services)	2,585	9,228
Limoneira Co. (Food Products)	324	3,869
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	635	9,722
Lindsay Corp. (Machinery)	225	30,409
Lineage Cell Therapeutics, Inc.* (Biotechnology)	2,594	3,165
Lions Gate Entertainment Corp.* - Class A (Entertainment)	1,205	16,255
Lions Gate Entertainment Corp.* - Class B (Entertainment)	2,445	30,734
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	478	6,893
LivaNova PLC* (Health Care Equipment & Supplies)	1,106	84,786
Live Oak Bancshares, Inc. (Banks)	660	27,938
Livent Corp.* (Chemicals)	3,357	71,706
LiveOne, Inc.* (Entertainment)	1,260	857
LivePerson, Inc.* (Software)	1,361	30,786
LiveRamp Holdings, Inc.* (IT Services)	1,367	42,814
LL Flooring Holdings, Inc.* (Specialty Retail)	593	8,189
Lordstown Motors Corp.* - Class A (Automobiles)	3,210	6,998
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	805	26,565
Lucid Diagnostics, Inc.* (Health Care Equipment & Supplies)	104	219
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	120	1,157
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	638	3,522
Luther Burbank Corp. (Thrifts & Mortgage Finance)	320	4,246
Luxfer Holdings PLC (Machinery)	570	9,200
LXP Industrial Trust (Equity Real Estate Investment Trusts)	5,783	72,577
Lyell Immunopharma, Inc.* (Biotechnology)	3,068	15,739
M.D.C Holdings, Inc. (Household Durables)	1,183	43,665
M/I Homes, Inc.* (Household Durables)	591	26,169
Macatawa Bank Corp. (Banks)	543	4,751
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,024	52,173
MacroGenics, Inc.* (Biotechnology)	1,242	8,880
Macy's, Inc. (Multiline Retail)	6,241	150,844
Madison Square Garden Entertainment Corp.* (Entertainment)	540	39,555
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	244	17,080
Magenta Therapeutics, Inc.* (Biotechnology)	619	885
Magnite, Inc.* (Media)	2,686	25,920
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	2,983	69,325
Maiden Holdings, Ltd.* (Insurance)	1,438	3,192
Malibu Boats, Inc.* (Leisure Products)	429	21,574
MannKind Corp.* (Biotechnology)	5,107	15,985
ManTech International Corp. - Class A (Professional Services)	567	45,553
Marathon Digital Holdings, Inc.* (IT Services)	1,981	30,904
Marcus & Millichap, Inc. (Real Estate Management & Development)	491	21,992

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Marine Products Corp. (Leisure Products)	168	$1,972
MarineMax, Inc.* (Specialty Retail)	437	17,882
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	765	5,064
Marrone Bio Innovations, Inc.* (Chemicals)	2,094	2,429
Marten Transport, Ltd. (Road & Rail)	1,232	21,412
Masonite International Corp.* (Building Products)	493	38,217
MasterCraft Boat Holdings, Inc.* (Leisure Products)	380	9,147
Matador Resources Co. (Oil, Gas & Consumable Fuels)	2,293	111,944
Materion Corp. (Metals & Mining)	421	35,848
Matrix Service Co.* (Construction & Engineering)	544	3,699
Matson, Inc. (Marine)	861	74,063
Matthews International Corp. - Class A (Commercial Services & Supplies)	640	19,078
Maxar Technologies, Inc. (Aerospace & Defense)	1,502	48,379
MaxCyte, Inc.* (Biotechnology)	2,067	11,451
MAXIMUS, Inc. (IT Services)	1,269	92,486
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,469	70,321
Mayville Engineering Co., Inc.* (Machinery)	185	1,532
MBIA, Inc.* (Insurance)	992	11,944
McGrath RentCorp (Commercial Services & Supplies)	500	41,730
MedAvail Holdings, Inc.* (Food & Staples Retailing)	248	412
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	439	6,471
Medifast, Inc. (Personal Products)	238	42,450
MEDNAX, Inc.* (Health Care Providers & Services)	1,575	29,169
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	600	80,143
MEI Pharma, Inc.* (Biotechnology)	2,645	1,300
MeiraGTx Holdings PLC* (Biotechnology)	616	6,339
Mercantile Bank Corp. (Banks)	321	10,079
Merchants Bancorp (Thrifts & Mortgage Finance)	305	7,174
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	882	22,570
MeridianLink, Inc.* (Software)	469	7,574
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,062	65,855
Meritage Homes Corp.* (Household Durables)	764	63,068
Meritor, Inc.* (Machinery)	1,404	50,418
Mersana Therapeutics, Inc.* (Biotechnology)	1,480	5,150
Mesa Air Group, Inc.* (Airlines)	717	2,438
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	103	22,004
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	608	26,539
Meta Materials, Inc.* (Semiconductors & Semiconductor Equipment)	4,190	5,028
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	765	34,127
Metrocity Bankshares, Inc. (Banks)	393	8,009
MetroMile, Inc.* (Insurance)	2,359	2,315
Metropolitan Bank Holding Corp.* (Banks)	208	18,522
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,289	32,618
MGE Energy, Inc. (Electric Utilities)	753	58,636
MGP Ingredients, Inc. (Beverages)	293	26,760
MicroStrategy, Inc.* (Software)	195	69,063
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	3,400	10,982
Mid Penn Bancorp, Inc. (Banks)	293	7,568
Middlesex Water Co. (Water Utilities)	357	31,755
Midland States Bancorp, Inc. (Banks)	439	11,572
MidWestOne Financial Group, Inc. (Banks)	294	8,785
Miller Industries, Inc. (Machinery)	229	6,139
MillerKnoll, Inc. (Commercial Services & Supplies)	1,538	48,801
Mimecast, Ltd.* (Software)	1,283	102,229
MiMedx Group, Inc.* (Biotechnology)	2,297	9,073
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	6,661	5,329
Minerals Technologies, Inc. (Chemicals)	687	43,700
MiNK Therapeutics, Inc.* (Biotechnology)	41	92
Mirum Pharmaceuticals, Inc.* (Biotechnology)	75	1,784
Mission Produce, Inc.* (Food Products)	767	9,756
Mistras Group, Inc.* (Professional Services)	413	2,350
Mitek System, Inc.* (Software)	888	9,919
Model N, Inc.* (Software)	748	19,328
Modine Manufacturing Co.* (Auto Components)	1,035	8,177
ModivCare, Inc.* (Health Care Providers & Services)	257	26,720
Moelis & Co. (Capital Markets)	1,266	56,033
Molecular Templates, Inc.* (Biotechnology)	765	1,301
Momentive Global, Inc.* (Software)	2,737	43,299
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	272	19,081
MoneyGram International, Inc.* (IT Services)	1,852	18,761
Monro, Inc. (Specialty Retail)	686	31,371
Monte Rosa Therapeutics, Inc.* (Biotechnology)	597	6,507
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	542	24,591
Moog, Inc. - Class A (Aerospace & Defense)	599	47,842
Morphic Holding, Inc.* (Biotechnology)	438	13,276
Motorcar Parts of America, Inc.* (Auto Components)	388	5,901
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	323	11,618
MP Materials Corp.* (Metals & Mining)	1,572	59,799
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,281	57,607
MRC Global, Inc.* (Trading Companies & Distributors)	1,665	19,963
Mueller Industries, Inc. (Machinery)	1,162	62,922
Mueller Water Products, Inc. - Class A (Machinery)	3,224	38,785
Multiplan Corp.* (Health Care Technology)	6,746	29,885
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,031	115,420
Murphy USA, Inc. (Specialty Retail)	483	112,828
Mustang Bio, Inc.* (Biotechnology)	1,540	1,147

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
MVB Financial Corp. (Banks)	211	$8,453
Myers Industries, Inc. (Containers & Packaging)	747	16,382
MYR Group, Inc.* (Construction & Engineering)	342	27,049
Myriad Genetics, Inc.* (Biotechnology)	1,641	33,641
Nabors Industries, Ltd.* (Energy Equipment & Services)	146	22,575
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	938	17,616
Nanthealth, Inc.* (Health Care Technology)	557	392
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	600	10,500
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	59	2,795
National Bank Holdings Corp. (Banks)	595	21,723
National Beverage Corp. (Beverages)	486	21,423
National CineMedia, Inc. (Media)	1,243	2,747
National Energy Services Reunited Corp.* (Energy Equipment & Services)	785	5,252
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	905	46,635
National Healthcare Corp. (Health Care Providers & Services)	260	17,696
National Presto Industries, Inc. (Aerospace & Defense)	106	7,540
National Research Corp. (Health Care Providers & Services)	289	9,913
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,681	95,145
National Vision Holdings, Inc.* (Specialty Retail)	1,715	64,570
National Western Life Group, Inc. - Class A (Insurance)	53	10,534
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	191	3,894
Nature's Sunshine Products, Inc.* (Personal Products)	245	4,057
Natus Medical, Inc.* (Health Care Equipment & Supplies)	698	23,222
Nautilus, Inc.* (Leisure Products)	630	1,896
Navient Corp. (Consumer Finance)	3,129	49,720
NBT Bancorp, Inc. (Banks)	871	30,659
Neenah, Inc. (Paper & Forest Products)	349	12,355
Nelnet, Inc. - Class A (Consumer Finance)	351	28,807
NEOGAMES SA* (Hotels, Restaurants & Leisure)	214	2,797
Neogen Corp.* (Health Care Equipment & Supplies)	2,227	58,793
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,347	22,179
Neoleukin Therapeutics, Inc.* (Biotechnology)	728	888
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	1,079	16,336
NETGEAR, Inc.* (Communications Equipment)	599	12,998
NetScout Systems, Inc.* (Communications Equipment)	1,452	44,722
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	821	17,750
Neuronetics, Inc.* (Health Care Equipment & Supplies)	528	1,288
NeuroPace, Inc.* (Health Care Equipment & Supplies)	147	1,182
Nevro Corp.* (Health Care Equipment & Supplies)	716	44,170
New Jersey Resources Corp. (Gas Utilities)	1,999	86,277
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	7,853	25,287
NewAge, Inc.* (Beverages)	2,782	1,102
Newmark Group, Inc. (Real Estate Management & Development)	3,478	42,258
Newpark Resources, Inc.* (Energy Equipment & Services)	1,868	6,519
NexImmune, Inc.* (Biotechnology)	365	770
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	460	41,014
NextGen Healthcare, Inc.* (Health Care Technology)	1,159	21,847
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	3,579	39,476
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	652	8,137
NI Holdings, Inc.* (Insurance)	177	2,805
Nicolet Bankshares, Inc.* (Banks)	251	20,426
Nikola Corp.* (Machinery)	4,739	34,026
Nkarta, Inc.* (Biotechnology)	292	5,384
NL Industries, Inc. (Commercial Services & Supplies)	173	1,190
nLight, Inc.* (Electronic Equipment, Instruments & Components)	903	11,874
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,737	31,926
NN, Inc.* (Machinery)	884	2,679
Noodles & Co.* (Hotels, Restaurants & Leisure)	841	4,684
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	3,477	8,901
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	1,264	31,575
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	910	11,912
Northrim Bancorp, Inc. (Banks)	121	4,848
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	2,532	32,106
Northwest Natural Holding Co. (Gas Utilities)	632	30,229
Northwest Pipe Co.* (Construction & Engineering)	200	5,342
NorthWestern Corp. (Multi-Utilities)	1,122	63,606
Novagold Resources, Inc.* (Metals & Mining)	4,906	30,515
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	730	93,951
NOW, Inc.* (Trading Companies & Distributors)	2,280	24,852
Nu Skin Enterprises, Inc. - Class A (Personal Products)	1,029	43,876
Nurix Therapeutics, Inc.* (Biotechnology)	648	7,173
Nuvalent, Inc.* - Class A (Biotechnology)	379	3,900
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,071	55,092
Nuvation Bio, Inc.* (Pharmaceuticals)	3,288	15,322
NV5 Global, Inc.* (Construction & Engineering)	273	32,705

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
NVE Corp. (Semiconductors & Semiconductor Equipment)	99	$4,592
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	410	54,391
Oceaneering International, Inc.* (Energy Equipment & Services)	2,060	23,340
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	1,205	22,570
Ocugen, Inc.* (Biotechnology)	3,825	8,377
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,585	5,658
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	169	3,515
Office Properties Income Trust (Equity Real Estate Investment Trusts)	990	21,404
OFG Bancorp (Banks)	1,015	26,979
O-I Glass, Inc.* (Containers & Packaging)	3,221	43,419
Oil States International, Inc.* (Energy Equipment & Services)	1,253	8,470
Oil-Dri Corp. of America (Household Products)	108	2,695
Old National Bancorp (Banks)	6,090	92,324
Old Second Bancorp, Inc. (Banks)	574	7,904
Olema Pharmaceuticals, Inc.* (Biotechnology)	531	1,354
Olympic Steel, Inc. (Metals & Mining)	194	6,660
Omega Flex, Inc. (Machinery)	64	7,104
Omega Therapeutics, Inc.* (Biotechnology)	461	1,572
Omeros Corp.* (Pharmaceuticals)	1,247	4,327
Omnicell, Inc.* (Health Care Technology)	905	98,799
ON24, Inc.* (Software)	571	7,235
Oncocyte Corp.* (Biotechnology)	1,244	1,443
Oncorus, Inc.* (Biotechnology)	422	494
Oncternal Therapeutics, Inc.* (Biotechnology)	915	781
ONE Gas, Inc. (Gas Utilities)	1,091	92,047
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	333	9,540
OneSpan, Inc.* (Software)	728	10,287
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	1,107	11,114
Onewater Marine, Inc. (Specialty Retail)	227	7,421
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,007	71,638
Ontrak, Inc.* (Health Care Providers & Services)	241	287
Ooma, Inc.* (Diversified Telecommunication Services)	461	5,919
Open Lending Corp.* - Class A (Capital Markets)	2,158	29,435
OPKO Health, Inc.* (Biotechnology)	8,264	22,313
Oportun Financial Corp.* (Consumer Finance)	438	5,076
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	191	6,154
OptimizeRx Corp.* (Health Care Technology)	355	9,979
Option Care Health, Inc.* (Health Care Providers & Services)	3,290	98,305
Oramed Pharmaceuticals, Inc.* (Pharmaceuticals)	772	3,968
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,480	9,087
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,811	7,815
Organogenesis Holdings, Inc.* (Biotechnology)	1,436	9,248
ORIC Pharmaceuticals, Inc.* (Biotechnology)	654	2,171
Origin Bancorp, Inc. (Banks)	463	17,446
Orion Engineered Carbons SA (Chemicals)	1,253	18,920
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	937	72,806
Orrstown Financial Services, Inc. (Banks)	225	5,306
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	2,491	43,867
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	392	12,152
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	286	12,893
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	345	27,290
Otter Tail Corp. (Electric Utilities)	851	49,324
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	2,638	8,732
Outbrain, Inc.* (Interactive Media & Services)	502	4,518
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	3,010	77,056
Outlook Therapeutics, Inc.* (Biotechnology)	2,356	3,652
Outset Medical, Inc.* (Health Care Equipment & Supplies)	969	33,799
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	889	29,835
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	5,430	277,961
Owens & Minor, Inc. (Health Care Providers & Services)	1,500	53,235
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	332	29,747
Oyster Point Pharma, Inc.* (Biotechnology)	230	1,467
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	4,022	25,499
Pacific Premier Bancorp, Inc. (Banks)	1,941	60,870
Pacira BioSciences, Inc.* (Pharmaceuticals)	913	68,082
Pactiv Evergreen, Inc. (Containers & Packaging)	890	8,775
PagerDuty, Inc.* (Software)	1,718	49,083
Palomar Holdings, Inc.* (Insurance)	508	27,661
PAM Transportation Services, Inc.* (Road & Rail)	147	4,467
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	684	62,278
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	926	13,584
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	524	17,313
Paragon 28, Inc.* (Health Care Equipment & Supplies)	188	3,378
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	3,865	36,756
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	1,013	2,239
Park Aerospace Corp. (Aerospace & Defense)	404	4,727
Park National Corp. (Banks)	298	35,119
Park-Ohio Holdings Corp. (Machinery)	176	1,688

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Parsons Corp.* (Aerospace & Defense)	544	$20,090
Party City Holdco, Inc.* (Specialty Retail)	2,286	7,064
Passage Bio, Inc.* (Biotechnology)	767	1,496
Patrick Industries, Inc. (Auto Components)	470	29,258
Patterson Cos., Inc. (Health Care Providers & Services)	1,771	54,494
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,861	63,475
PAVmed, Inc.* (Health Care Equipment & Supplies)	1,503	1,909
Paya Holdings, Inc.* (IT Services)	1,772	9,019
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,992	57,888
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	229	11,333
PCSB Financial Corp. (Thrifts & Mortgage Finance)	259	4,745
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	2,017	140,666
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	621	14,438
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	1,841	41,680
Peapack Gladstone Financial Corp. (Banks)	366	11,342
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,690	65,690
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	623	30,253
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	2,027	31,094
Peoples Bancorp, Inc. (Banks)	525	14,396
Peoples Financial Services Corp. (Banks)	145	7,198
Perdoceo Education Corp.* (Diversified Consumer Services)	1,455	16,267
Perficient, Inc.* (IT Services)	673	66,903
Performance Food Group Co.* (Food & Staples Retailing)	3,136	154,448
Perpetua Resources Corp.* (Metals & Mining)	672	2,372
Personalis, Inc.* (Life Sciences Tools & Services)	745	4,172
Petiq, Inc.* (Health Care Providers & Services)	557	11,084
PetMed Express, Inc. (Internet & Direct Marketing Retail)	421	9,220
PGT Innovations, Inc.* (Building Products)	1,193	21,200
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	419	5,422
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	423	7,610
Phillips Edison & Co., Inc.* (Equity Real Estate Investment Trusts)	2,362	79,977
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,230	18,438
Phreesia, Inc.* (Health Care Technology)	1,029	23,544
Physicians Realty Trust (Equity Real Estate Investment Trusts)	4,561	78,176
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	2,565	41,297
Ping Identity Holding Corp.* (Software)	1,259	32,898
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	240	2,496
Piper Sandler Cos. (Capital Markets)	362	41,623
Pitney Bowes, Inc. (Commercial Services & Supplies)	3,638	19,172
PJT Partners, Inc. - Class A (Capital Markets)	490	32,335
Plantronics, Inc.* (Communications Equipment)	883	35,196
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	568	3,749
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	611	5,401
Plexus Corp.* (Electronic Equipment, Instruments & Components)	579	46,980
Pliant Therapeutics, Inc.* (Pharmaceuticals)	498	2,918
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	647	15,606
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	542	7,854
PNM Resources, Inc. (Electric Utilities)	1,772	82,682
PolyMet Mining Corp.* (Metals & Mining)	597	1,881
Porch Group, Inc.* (Internet & Direct Marketing Retail)	1,571	5,813
Portage Biotech, Inc.* (Biotechnology)	103	571
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	476	9,915
Portland General Electric Co. (Electric Utilities)	1,862	88,128
Poseida Therapeutics, Inc.* (Biotechnology)	595	1,839
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	347	5,840
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	1,366	75,663
Powell Industries, Inc. (Electrical Equipment)	188	3,628
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,218	97,440
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	885	13,399
PRA Group, Inc.* (Consumer Finance)	894	37,575
Praxis Precision Medicines, Inc.* (Biotechnology)	689	5,581
Precigen, Inc.* (Biotechnology)	1,962	2,609
Precision BioSciences, Inc.* (Biotechnology)	1,045	2,080
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	1,078	26,821
Preferred Bank (Banks)	280	18,794
Preformed Line Products Co. (Electrical Equipment)	61	3,630
Prelude Therapeutics, Inc.* (Biotechnology)	224	1,028
Premier Financial Corp. (Thrifts & Mortgage Finance)	746	19,799
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	1,036	56,628
PriceSmart, Inc. (Food & Staples Retailing)	507	40,281
Primis Financial Corp. (Banks)	499	6,811
Primo Water Corp. (Beverages)	3,253	47,624
Primoris Services Corp. (Construction & Engineering)	1,105	25,614
Priority Technology Holdings, Inc.* (IT Services)	233	1,118
Privia Health Group, Inc.* (Health Care Providers & Services)	868	19,087
ProAssurance Corp. (Insurance)	1,112	27,322

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares		Value
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	149		$5,298
PROG Holdings, Inc.* (Consumer Finance)	1,171		30,996
Progress Software Corp. (Software)	910		43,662
Progyny, Inc.* (Health Care Providers & Services)	1,333		51,254
Prometheus Biosciences, Inc.* (Biotechnology)	620		16,306
ProPetro Holding Corp.* (Energy Equipment & Services)	1,785		25,240
PROS Holdings, Inc.* (Software)	828		23,126
Protagonist Therapeutics, Inc.* (Biotechnology)	924		8,399
Prothena Corp. PLC* (Biotechnology)	748		21,812
Proto Labs, Inc.* (Machinery)	575		24,501
Provention Bio, Inc.* (Pharmaceuticals)	1,149		5,159
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	313		4,983
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,553		34,368
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	416		77,875
PTC Therapeutics, Inc.* (Biotechnology)	1,436		50,734
Pulmonx Corp.* (Health Care Equipment & Supplies)	540		13,014
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	288		720
Puma Biotechnology, Inc.* (Biotechnology)	668		1,576
Pure Cycle Corp.* (Water Utilities)	398		4,159
PureCycle Technologies, Inc.* (Chemicals)	1,185		9,243
Purple Innovation, Inc.* (Household Durables)	1,191		4,907
Pyxis Oncology, Inc.* (Biotechnology)	219		537
Pzena Investment Management, Inc. - Class A (Capital Markets)	344		2,164
Q2 Holdings, Inc.* (Software)	1,127		58,300
QCR Holdings, Inc. (Banks)	313		16,993
Quaker Chemical Corp. (Chemicals)	277		45,071
Qualys, Inc.* (Software)	705		96,077
Quanex Building Products Corp. (Building Products)	693		13,319
Quanterix Corp.* (Life Sciences Tools & Services)	638		14,157
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	1,228		2,296
QuinStreet, Inc.* (Interactive Media & Services)	1,039		9,881
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	1,859		9,871
Quotient, Ltd.* (Health Care Equipment & Supplies)	1,646		950
R1 RCM, Inc.* (Health Care Providers & Services)	2,458		55,354
Rackspace Technology, Inc.* (IT Services)	1,128		11,156
Radian Group, Inc. (Thrifts & Mortgage Finance)	3,727		79,720
Radiant Logistics, Inc.* (Air Freight & Logistics)	812		4,685
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	1,488		18,481
Radius Health, Inc.* (Biotechnology)	968		6,621
RadNet, Inc.* (Health Care Providers & Services)	940		18,330
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	257		553
Rain Therapeutics, Inc.* (Biotechnology)	329		1,306
Rallybio Corp.* (Biotechnology)	374		3,725
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,247		55,973
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	4,946		148,082
Ranger Oil Corp.* (Oil, Gas & Consumable Fuels)	439		13,982
Ranpak Holdings Corp.* (Containers & Packaging)	778		11,732
Rapid Micro Biosystems, Inc.* - Class A (Life Sciences Tools & Services)	328		1,912
Rapid7, Inc.* (Software)	1,163		111,090
RAPT Therapeutics, Inc.* (Biotechnology)	441		6,672
Rayonier Advanced Materials, Inc.* (Chemicals)	1,278		6,556
RBB Bancorp (Banks)	291		6,224
RBC Bearings, Inc.* (Machinery)	578		97,306
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	182		11,277
RE/MAX Holdings, Inc. (Real Estate Management & Development)	383		8,985
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	1,392		20,281
Realogy Holdings Corp.* (Real Estate Management & Development)	2,383		26,118
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	568		14,416
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	2,384		14,781
Red River Bancshares, Inc. (Banks)	92		4,991
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	322		4,247
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	–	†	48,796
Redfin Corp.* (Real Estate Management & Development)	2,135		23,805
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,373		23,018
REGENXBIO, Inc.* (Biotechnology)	816		22,652
Regional Management Corp. (Consumer Finance)	157		6,759
Regis Corp.* (Diversified Consumer Services)	883		1,192
Rekor Systems, Inc.* (Professional Services)	699		2,076
Relay Therapeutics, Inc.* (Biotechnology)	1,447		34,482
Relmada Therapeutics, Inc.* (Pharmaceuticals)	514		12,907
Remitly Global, Inc.* (IT Services)	258		2,864
Renasant Corp. (Banks)	1,131		33,692
Reneo Pharmaceuticals, Inc.* (Biotechnology)	180		418
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	926		56,542
Rent the Runway, Inc.* - Class A (Internet & Direct Marketing Retail)	355		2,251
Rent-A-Center, Inc. (Specialty Retail)	1,364		32,900
Repay Holdings Corp.* (IT Services)	1,792		23,977
Replimune Group, Inc.* (Biotechnology)	624		10,464
Republic Bancorp, Inc. - Class A (Banks)	193		8,044
Republic First Bancorp, Inc.* (Banks)	925		3,876

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Resideo Technologies, Inc.* (Building Products)	2,994	$67,335
Resources Connection, Inc. (Professional Services)	647	11,122
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,459	45,811
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	359	1,375
REV Group, Inc. (Machinery)	727	8,666
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,452	23,784
Revlon, Inc.* - Class A (Personal Products)	147	900
REVOLUTION Medicines, Inc.* (Biotechnology)	1,228	24,523
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	742	31,357
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	109	9,225
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	911	5,703
Ribbon Communications, Inc.* (Communications Equipment)	1,455	5,020
Rigel Pharmaceuticals, Inc.* (Biotechnology)	3,534	8,340
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	219	5,087
Rimini Street, Inc.* (Software)	924	5,322
Riot Blockchain, Inc.* (Software)	2,231	22,622
Rite Aid Corp.* (Food & Staples Retailing)	1,150	7,326
RLI Corp. (Insurance)	827	94,922
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	3,421	47,962
Rocket Pharmaceuticals, Inc.* (Biotechnology)	853	8,769
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	142	5,468
Rogers Corp.* (Electronic Equipment, Instruments & Components)	387	104,769
Romeo Power, Inc.* (Electrical Equipment)	2,023	2,225
RPC, Inc.* (Energy Equipment & Services)	1,397	14,445
RPT Realty (Equity Real Estate Investment Trusts)	1,732	23,018
Rubius Therapeutics, Inc.* (Biotechnology)	952	1,580
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	874	44,469
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	134	6,492
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	1,087	6,902
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	682	14,302
RxSight, Inc.* (Health Care Equipment & Supplies)	363	4,454
Ryerson Holding Corp. (Metals & Mining)	340	12,515
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	1,113	104,042
S&T Bancorp, Inc. (Banks)	802	22,665
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	4,724	55,176
Safe Bulkers, Inc.* (Marine)	1,311	5,388
Safehold, Inc. (Equity Real Estate Investment Trusts)	430	18,512
Safety Insurance Group, Inc. (Insurance)	299	25,726
Saia, Inc.* (Road & Rail)	549	113,072
Sailpoint Technologies Holding, Inc.* (Software)	1,893	120,831
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,272	34,353
Sana Biotechnology, Inc.* (Biotechnology)	1,786	13,484
Sanderson Farms, Inc. (Food Products)	420	79,534
Sandy Spring Bancorp, Inc. (Banks)	916	35,971
Sangamo Therapeutics, Inc.* (Biotechnology)	2,456	10,192
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,297	53,034
Sapiens International Corp. N.V.* (Software)	640	14,874
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	245	12,644
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	520	17,805
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	543	24,777
Scholar Rock Holding Corp.* (Biotechnology)	584	4,129
Scholastic Corp. (Media)	571	21,041
Schrodinger, Inc.* (Health Care Technology)	933	23,064
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	648	16,303
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,009	24,953
Sculptor Capital Management, Inc. (Capital Markets)	458	4,791
Seacoast Banking Corp. of Florida (Banks)	1,134	36,855
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	657	6,117
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,041	70,205
SecureWorks Corp.* - Class A (Software)	191	2,109
Seelos Therapeutics, Inc.* (Pharmaceuticals)	2,032	1,260
Seer, Inc.* (Life Sciences Tools & Services)	861	6,268
Select Energy Services, Inc.* (Energy Equipment & Services)	1,320	10,243
Select Medical Holdings Corp. (Health Care Providers & Services)	2,285	51,664
Selecta Biosciences, Inc.* (Biotechnology)	1,904	1,459
Selective Insurance Group, Inc. (Insurance)	1,229	101,219
Selectquote, Inc.* (Insurance)	2,772	5,710
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,339	79,804
Seneca Foods Corp.* - Class A (Food Products)	123	6,673
Sensei Biotherapeutics, Inc.* (Biotechnology)	432	670
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	8,939	12,515
Sensient Technologies Corp. (Chemicals)	875	74,025
Sera Prognostics, Inc.* - Class A (Biotechnology)	163	375
Seres Therapeutics, Inc.* (Biotechnology)	1,439	6,806
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	773	7,653
Service Properties Trust (Equity Real Estate Investment Trusts)	3,395	27,567
ServisFirst Bancshares, Inc. (Banks)	1,033	82,971

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Sesen Bio, Inc.* (Biotechnology)	4,163	$1,582
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	2,565	25,445
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	774	44,760
Sharps Compliance Corp.* (Health Care Providers & Services)	384	1,659
Shattuck Labs, Inc.* (Biotechnology)	550	2,112
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,000	20,200
Shift Technologies, Inc.* (Specialty Retail)	1,240	1,662
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	698	105,489
Shoe Carnival, Inc. (Specialty Retail)	365	11,019
ShotSpotter, Inc.* (Software)	175	4,804
Shutterstock, Inc. (Internet & Direct Marketing Retail)	484	36,648
SI-BONE, Inc.* (Health Care Equipment & Supplies)	673	13,447
Sientra, Inc.* (Health Care Equipment & Supplies)	1,201	1,705
Sierra Bancorp (Banks)	290	6,308
SIGA Technologies, Inc.* (Pharmaceuticals)	998	6,856
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	463	3,232
Sigilon Therapeutics, Inc.* (Biotechnology)	314	330
Signet Jewelers, Ltd. (Specialty Retail)	1,094	76,798
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	784	105,769
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	710	24,886
Silverback Therapeutics, Inc.* (Biotechnology)	424	1,319
Silvergate Capital Corp.* - Class A (Banks)	579	67,720
Simmons First National Corp. - Class A (Banks)	2,562	61,155
Simpson Manufacturing Co., Inc. (Building Products)	901	93,408
Simulations Plus, Inc. (Health Care Technology)	316	14,745
Sinclair Broadcast Group, Inc. - Class A (Media)	950	21,128
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	974	3,984
SiriusPoint, Ltd.* (Insurance)	1,831	11,499
SITE Centers Corp. (Equity Real Estate Investment Trusts)	3,584	56,986
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	334	56,302
SJW Corp. (Water Utilities)	572	33,748
Skyline Champion Corp.* (Household Durables)	1,087	55,480
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	167	1,022
SkyWest, Inc.* (Airlines)	1,031	30,054
Sleep Number Corp.* (Specialty Retail)	459	18,617
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,484	88,257
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,009	22,864
SmartFinancial, Inc. (Banks)	286	7,013
Smith & Wesson Brands, Inc. (Leisure Products)	991	13,606
Smith Micro Software, Inc.* (Software)	972	2,994
Snap One Holdings Corp.* (Household Durables)	368	4,398
Society Pass, Inc.* (Interactive Media & Services)	78	157
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	647	7,279
Solid Biosciences, Inc.* (Biotechnology)	1,233	690
Solo Brands, Inc.* - Class A (Leisure Products)	310	1,851
Sonic Automotive, Inc. - Class A (Specialty Retail)	447	19,020
Sonos, Inc.* (Household Durables)	2,653	60,541
Sorrento Therapeutics, Inc.* (Biotechnology)	6,178	9,329
South Jersey Industries, Inc. (Gas Utilities)	2,131	72,859
South Plains Financial, Inc. (Banks)	217	5,241
Southern First Bancshares, Inc.* (Banks)	154	7,038
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	158	6,668
Southside Bancshares, Inc. (Banks)	645	25,278
SouthState Corp. (Banks)	1,592	123,284
Southwest Gas Holdings, Inc. (Gas Utilities)	1,250	110,137
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	21,050	157,874
Sovos Brands, Inc.* (Food Products)	532	8,033
SP Plus Corp.* (Commercial Services & Supplies)	479	13,652
SpartanNash Co. (Food & Staples Retailing)	740	25,367
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,372	2,724
Spero Therapeutics, Inc.* (Biotechnology)	500	2,430
Spire, Inc. (Gas Utilities)	1,049	76,315
Spirit Airlines, Inc.* (Airlines)	2,034	48,023
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	900	8,649
SpringWorks Therapeutics, Inc.* (Biotechnology)	604	25,918
Sprout Social, Inc.* - Class A (Software)	936	57,358
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,333	69,523
Spruce Biosciences, Inc.* (Biotechnology)	180	317
SPS Commerce, Inc.* (Software)	746	89,244
SPX Corp.* (Machinery)	907	38,003
SQZ Biotechnologies Co.* (Biotechnology)	471	1,738
STAAR Surgical Co.* (Health Care Equipment & Supplies)	983	56,119
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	3,707	138,344
Stagwell, Inc.* (Media)	1,275	8,645
Standard BioTools, Inc.* (Life Sciences Tools & Services)	1,572	4,166
Standard Motor Products, Inc. (Auto Components)	432	18,438
Standex International Corp. (Machinery)	247	23,228
Startek, Inc.* (IT Services)	348	1,305
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,772	20,786
Stem, Inc.* (Electrical Equipment)	2,358	16,907

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Stepan Co. (Chemicals)	446	$45,541
StepStone Group, Inc. - Class A (Capital Markets)	944	24,185
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	1,026	2,565
Sterling Check Corp.* (Professional Services)	343	8,911
Sterling Construction Co., Inc.* (Construction & Engineering)	575	13,162
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,670	68,570
Stewart Information Services Corp. (Insurance)	552	28,483
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	1,684	15,998
Stock Yards Bancorp, Inc. (Banks)	498	26,035
Stoke Therapeutics, Inc.* (Biotechnology)	395	5,704
StoneMor, Inc.* (Diversified Consumer Services)	665	1,576
Stoneridge, Inc.* (Auto Components)	540	10,643
StoneX Group, Inc.* (Capital Markets)	356	24,130
Strategic Education, Inc. (Diversified Consumer Services)	504	32,558
Stride, Inc.* (Diversified Consumer Services)	858	33,719
Stronghold Digital Mining, Inc.* - Class A (Software)	152	593
Sturm Ruger & Co., Inc.* (Leisure Products)	356	24,261
Summit Financial Group, Inc. (Banks)	231	6,295
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	2,146	21,181
Summit Materials, Inc.* - Class A (Construction Materials)	2,456	68,277
Summit Therapeutics, Inc.* (Biotechnology)	545	867
Sumo Logic, Inc.* (Software)	1,841	17,269
Sun Country Airlines Holdings, Inc.* (Airlines)	666	18,322
SunCoke Energy, Inc. (Metals & Mining)	1,720	14,310
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	1,783	30,792
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,656	27,341
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	4,508	55,223
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	922	38,816
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	243	3,864
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,016	28,346
Surface Oncology, Inc.* (Biotechnology)	731	1,550
Surgery Partners, Inc.* (Health Care Providers & Services)	710	36,324
Surmodics, Inc.* (Health Care Equipment & Supplies)	280	10,825
Sutro BioPharma, Inc.* (Biotechnology)	897	5,391
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	255	6,885
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	822	122,018
Syndax Pharmaceuticals, Inc.* (Biotechnology)	1,015	17,022
Syros Pharmaceuticals, Inc.* (Biotechnology)	1,191	1,003
Tabula Rasa HealthCare, Inc.* (Health Care Technology)	465	1,567
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	397	6,701
Talaris Therapeutics, Inc.* (Biotechnology)	441	3,113
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	306	321
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	763	13,864
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	2,116	34,131
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	516	3,230
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	174	3,186
Tattooed Chef, Inc.* (Food Products)	978	7,814
Taylor Morrison Home Corp.* (Household Durables)	2,475	64,821
Taysha Gene Therapies, Inc.* (Biotechnology)	468	1,713
TCR2 Therapeutics, Inc.* (Biotechnology)	631	1,344
Team, Inc.* (Commercial Services & Supplies)	545	785
TechTarget, Inc.* (Media)	540	36,347
Teekay Corp.* (Oil, Gas & Consumable Fuels)	1,436	4,653
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	493	7,893
TEGNA, Inc. (Media)	4,575	100,880
Tejon Ranch Co.* (Real Estate Management & Development)	431	7,892
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	2,090	38,289
Telesat Corp.* (Diversified Telecommunication Services)	148	1,664
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	7,666	38,177
Telos Corp.* (Software)	827	6,442
Tenable Holdings, Inc.* (Software)	1,910	105,489
Tenaya Therapeutics, Inc.* (Biotechnology)	591	5,449
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,197	159,304
Tennant Co. (Machinery)	382	24,670
Tenneco, Inc.* (Auto Components)	1,407	24,158
Terex Corp. (Machinery)	1,415	48,110
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	286	458
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	1,526	111,016
Tetra Tech, Inc. (Commercial Services & Supplies)	1,115	155,297
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,538	9,340
Texas Capital Bancshares, Inc.* (Banks)	1,049	53,877
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	1,448	119,214
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	975	32,702
TG Therapeutics, Inc.* (Biotechnology)	2,679	18,592
The Andersons, Inc. (Food & Staples Retailing)	651	32,700
The Bancorp, Inc.* (Banks)	1,082	24,551

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
The Bank of NT Butterfield & Son, Ltd. (Banks)	1,038	$33,247
The Beauty Health Co.* (Personal Products)	1,805	23,646
The Brink's Co. (Commercial Services & Supplies)	994	58,596
The Buckle, Inc. (Specialty Retail)	616	19,133
The Cato Corp. - Class A (Specialty Retail)	398	5,393
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	953	35,175
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	650	23,790
The Children's Place, Inc.* (Specialty Retail)	285	13,204
The Container Store Group, Inc.* (Specialty Retail)	658	5,034
The Duckhorn Portfolio, Inc.* (Beverages)	742	14,410
The E.W. Scripps Co.* - Class A (Media)	1,185	19,505
The Ensign Group, Inc. (Health Care Providers & Services)	1,087	87,319
The First Bancorp, Inc. (Banks)	214	6,024
The First Bancshares, Inc. (Banks)	419	13,488
The First of Long Island Corp. (Banks)	463	7,769
The GEO Group, Inc.* (Equity Real Estate Investment Trusts)	2,437	15,914
The Goodyear Tire & Rubber Co.* (Auto Components)	5,719	76,178
The Gorman-Rupp Co. (Machinery)	470	14,974
The Greenbrier Cos., Inc. (Machinery)	660	28,189
The Hackett Group, Inc. (IT Services)	508	11,933
The Honest Co., Inc.* (Personal Products)	1,759	6,966
The Joint Corp.* (Health Care Providers & Services)	286	8,729
The Lovesac Co.* (Household Durables)	265	11,618
The Macerich Co. (Equity Real Estate Investment Trusts)	4,424	55,521
The Manitowoc Co., Inc.* (Machinery)	711	9,414
The Marcus Corp.* (Entertainment)	472	7,425
The Necessity Retail REIT, Inc. (Equity Real Estate Investment Trusts)	2,568	19,183
The ODP Corp.* (Specialty Retail)	954	41,051
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	429	3,994
The Pennant Group, Inc.* (Health Care Providers & Services)	530	8,687
The RealReal, Inc.* (Internet & Direct Marketing Retail)	1,655	8,970
The RMR Group, Inc. - Class A (Real Estate Management & Development)	316	8,620
The Shyft Group, Inc. (Machinery)	716	18,237
The Simply Good Foods Co.* (Food Products)	1,761	73,346
The St Joe Co. (Real Estate Management & Development)	689	36,662
The Vita Coco Co., Inc.* (Beverages)	233	2,530
The York Water Co. (Water Utilities)	269	10,405
TherapeuticsMD, Inc.* (Pharmaceuticals)	8,063	1,626
Theravance Biopharma, Inc.* (Pharmaceuticals)	1,241	11,976
Thermon Group Holdings, Inc.* (Electrical Equipment)	682	10,230
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	238	1,944
Third Coast Bancshares, Inc.* (Banks)	84	1,904
Thorne HealthTech, Inc.* (Personal Products)	139	931
Thryv Holdings, Inc.* (Media)	158	4,081
Tidewater, Inc.* (Energy Equipment & Services)	849	16,946
Tilly's, Inc. - Class A (Specialty Retail)	469	4,137
TimkenSteel Corp.* (Metals & Mining)	950	19,637
Tiptree, Inc. (Insurance)	486	5,652
Titan International, Inc.* (Machinery)	1,057	14,650
Titan Machinery, Inc.* (Trading Companies & Distributors)	401	9,456
Tivity Health, Inc.* (Health Care Providers & Services)	911	29,270
Tompkins Financial Corp. (Banks)	292	21,316
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	10,351	1,510
Tootsie Roll Industries, Inc. (Food Products)	326	11,420
Torrid Holdings, Inc.* (Specialty Retail)	381	2,233
TowneBank (Banks)	1,389	38,295
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	1,242	13,103
TPI Composites, Inc.* (Electrical Equipment)	750	8,580
Traeger, Inc.* (Household Durables)	653	3,911
Transcat, Inc.* (Trading Companies & Distributors)	148	10,804
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	536	11,235
TravelCenters of America, Inc.* (Specialty Retail)	258	9,807
Travere Therapeutics, Inc.* (Biotechnology)	1,221	30,684
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	622	12,191
Trean Insurance Group, Inc.* (Insurance)	365	1,832
Tredegar Corp. (Chemicals)	542	6,206
TreeHouse Foods, Inc.* (Food Products)	1,077	33,926
Trevena, Inc.* (Biotechnology)	3,382	1,003
Tri Pointe Homes, Inc.* (Household Durables)	2,284	47,210
TriCo Bancshares (Banks)	570	21,404
TriMas Corp. (Containers & Packaging)	894	26,409
TriNet Group, Inc.* (Professional Services)	839	74,419
Trinity Industries, Inc. (Machinery)	1,599	44,356
Trinseo PLC (Chemicals)	805	38,197
TriState Capital Holdings, Inc.* (Banks)	606	18,307
Triton International, Ltd. (Trading Companies & Distributors)	1,381	84,365
Triumph Bancorp, Inc.* (Banks)	492	34,164
Triumph Group, Inc.* (Aerospace & Defense)	1,320	29,753
Tronox Holdings PLC - Class A (Chemicals)	2,371	40,781
TrueBlue, Inc.* (Professional Services)	723	18,487
TrueCar, Inc.* (Interactive Media & Services)	1,972	7,060
Trupanion, Inc.* (Insurance)	787	50,069
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	391	12,180
Trustmark Corp. (Banks)	1,269	35,380
TTEC Holdings, Inc. (IT Services)	382	28,195
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,157	30,090

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Tucows, Inc.* (IT Services)	204	$11,754
Tupperware Brands Corp.* (Household Durables)	1,010	17,756
Turning Point Brands, Inc. (Tobacco)	301	9,448
Turning Point Therapeutics, Inc.* (Biotechnology)	951	27,997
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	314	5,225
Tutor Perini Corp.* (Construction & Engineering)	853	7,907
Twist Bioscience Corp.* (Biotechnology)	1,146	33,051
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	7,124	34,266
Tyra Biosciences, Inc.* (Biotechnology)	244	1,823
U.S. Cellular Corp.* (Wireless Telecommunication Services)	317	9,123
U.S. Lime & Minerals, Inc. (Construction Materials)	43	4,709
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	264	27,395
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,521	28,260
Udemy, Inc.* (Diversified Consumer Services)	291	3,175
UFP Industries, Inc. (Building Products)	1,246	96,404
UFP Technologies, Inc.* (Containers & Packaging)	143	9,820
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	919	28,645
UMB Financial Corp. (Banks)	907	81,793
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	907	21,333
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	289	4,240
UniFirst Corp. (Commercial Services & Supplies)	312	53,758
Unisys Corp.* (IT Services)	1,358	19,297
United Bankshares, Inc. (Banks)	2,730	90,800
United Community Banks, Inc. (Banks)	2,169	65,374
United Fire Group, Inc. (Insurance)	435	12,741
United Insurance Holdings Corp. (Insurance)	419	960
United Natural Foods, Inc.* (Food & Staples Retailing)	1,191	51,130
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	4,067	50,390
Unitil Corp. (Multi-Utilities)	323	16,473
Universal Corp. (Tobacco)	500	28,925
Universal Electronics, Inc.* (Household Durables)	262	7,729
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	265	13,300
Universal Insurance Holdings, Inc. (Insurance)	561	7,046
Universal Logistics Holdings, Inc. (Road & Rail)	158	3,204
Univest Financial Corp. (Banks)	598	15,070
Upland Software, Inc.* (Software)	598	8,922
Upwork, Inc.* (Professional Services)	2,441	51,188
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	5,469	23,243
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,393	44,725
Urban Outfitters, Inc.* (Specialty Retail)	1,420	33,796
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,834	5,291
UroGen Pharma, Ltd.* (Biotechnology)	403	2,845
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	616	10,688
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	556	1,840
USANA Health Sciences, Inc.* (Personal Products)	248	19,012
UserTesting, Inc.* (Software)	189	1,476
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	71	6,006
Utz Brands, Inc. (Food Products)	1,237	17,466
Valhi, Inc. (Chemicals)	50	1,591
Valley National Bancorp (Banks)	8,289	99,302
Value Line, Inc. (Capital Markets)	20	1,309
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,133	11,239
Vapotherm, Inc.* (Health Care Equipment & Supplies)	471	2,091
Varex Imaging Corp.* (Health Care Equipment & Supplies)	793	15,741
Varonis Systems, Inc.* (Software)	2,216	95,731
Vaxart, Inc.* (Biotechnology)	2,531	8,808
Vaxcyte, Inc.* (Pharmaceuticals)	883	21,377
VBI Vaccines, Inc.* (Biotechnology)	3,898	4,873
Vector Group, Ltd. (Tobacco)	2,971	37,792
Vectrus, Inc.* (Aerospace & Defense)	238	8,592
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,030	23,608
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	177	1,894
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	1,583	2,976
Ventyx Biosciences, Inc.* (Pharmaceuticals)	216	3,138
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	538	3,309
Vera Therapeutics, Inc.* (Biotechnology)	283	5,660
Veracyte, Inc.* (Biotechnology)	1,395	28,556
Verastem, Inc.* (Biotechnology)	3,565	5,062
Vericel Corp.* (Biotechnology)	962	27,417
Verint Systems, Inc.* (Software)	1,334	72,783
Veris Residential, Inc.* (Equity Real Estate Investment Trusts)	1,817	29,090
Veritex Holdings, Inc. (Banks)	984	32,324
Veritiv Corp.* (Trading Companies & Distributors)	297	41,740
Veritone, Inc.* (Software)	588	6,368
Verra Mobility Corp.* - Class C (IT Services)	3,148	44,166
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	271	1,780
Veru, Inc.* (Personal Products)	1,332	15,611
Verve Therapeutics, Inc.* (Biotechnology)	754	11,250
Via Renewables, Inc. (Multi-Utilities)	248	1,771
Viad Corp.* (Commercial Services & Supplies)	420	13,755
Viant Technology, Inc.* - Class A (Software)	239	1,405

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Viavi Solutions, Inc.* (Communications Equipment)	4,757	$68,215
Vicor Corp.* (Electrical Equipment)	436	26,387
Viemed Healthcare, Inc.* (Health Care Providers & Services)	732	3,645
View, Inc.* (Building Products)	2,029	3,125
ViewRay, Inc.* (Health Care Equipment & Supplies)	3,110	8,304
Vigil Neuroscience, Inc.* (Biotechnology)	139	471
Viking Therapeutics, Inc.* (Biotechnology)	1,415	3,368
Village Super Market, Inc. - Class A (Food & Staples Retailing)	176	4,081
Vincerx Pharma, Inc.* (Biotechnology)	340	877
Vir Biotechnology, Inc.* (Biotechnology)	1,245	25,336
Viracta Therapeutics, Inc.* (Biotechnology)	750	1,913
VirnetX Holding Corp.* (Software)	1,312	1,863
Virtus Investment Partners, Inc. (Capital Markets)	151	26,751
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,758	51,382
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	257	8,021
Vista Outdoor, Inc.* (Leisure Products)	1,166	41,078
VistaGen Therapeutics, Inc.* (Biotechnology)	4,013	5,097
Visteon Corp.* (Auto Components)	574	60,104
Vital Farms, Inc.* (Food Products)	508	5,842
Vivint Smart Home, Inc.* (Diversified Consumer Services)	1,895	9,930
Vonage Holdings Corp.* (Software)	5,248	104,750
Vor BioPharma, Inc.* (Biotechnology)	392	2,246
VOXX International Corp.* (Auto Components)	321	2,430
VSE Corp. (Commercial Services & Supplies)	219	9,485
Vuzix Corp.* (Household Durables)	1,215	6,282
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,941	9,239
Wabash National Corp. (Machinery)	1,011	14,467
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	605	72,455
Warrior Met Coal, Inc. (Metals & Mining)	1,065	36,285
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,343	40,867
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,752	42,206
Washington Trust Bancorp, Inc. (Banks)	354	16,617
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	442	7,099
Watts Water Technologies, Inc. - Class A (Machinery)	569	72,525
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	916	1,786
WD-40 Co. (Household Products)	283	52,067
Weave Communications, Inc.* (Software)	99	469
Weber, Inc. - Class A (Household Durables)	438	3,846
Weis Markets, Inc. (Food & Staples Retailing)	340	27,159
Welbilt, Inc.* (Machinery)	2,704	63,868
Werewolf Therapeutics, Inc.* (Biotechnology)	546	2,430
Werner Enterprises, Inc. (Road & Rail)	1,256	49,775
WesBanco, Inc. (Banks)	1,251	40,332
WESCO International, Inc.* (Trading Companies & Distributors)	921	113,522
West Bancorp, Inc. (Banks)	332	8,300
Westamerica Bancorp (Banks)	539	31,758
Whitestone REIT (Equity Real Estate Investment Trusts)	951	11,555
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	816	59,609
Whole Earth Brands, Inc.* (Food Products)	773	5,341
WideOpenWest, Inc.* (Media)	1,084	21,734
Willdan Group, Inc.* (Professional Services)	230	6,182
Willis Lease Finance Corp.* (Trading Companies & Distributors)	60	1,866
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	4,313	151,386
Wingstop, Inc. (Hotels, Restaurants & Leisure)	617	56,616
Winmark Corp. (Specialty Retail)	72	14,630
Winnebago Industries, Inc. (Automobiles)	670	35,630
WisdomTree Investments, Inc. (Capital Markets)	2,786	16,242
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,682	33,337
Workhorse Group, Inc.* (Automobiles)	3,189	9,599
Workiva, Inc.* (Software)	886	85,508
World Acceptance Corp.* (Consumer Finance)	87	16,418
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,290	31,244
Worthington Industries, Inc. (Metals & Mining)	683	32,490
WSFS Financial Corp. (Thrifts & Mortgage Finance)	1,341	53,734
WW International, Inc.* (Diversified Consumer Services)	1,091	10,681
XBiotech, Inc. (Biotechnology)	315	2,444
Xencor, Inc.* (Biotechnology)	1,170	29,227
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	2,358	45,486
Xilio Therapeutics, Inc.* (Biotechnology)	158	558
XL Fleet Corp.* (Auto Components)	2,478	3,469
XOMA Corp.* (Biotechnology)	125	2,404
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	511	16,771
XPEL, Inc.* (Auto Components)	371	16,053
Xperi Holding Corp. (Software)	2,169	33,836
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	255	5,284
Yellow Corp.* (Road & Rail)	1,041	4,664
Yelp, Inc.* (Interactive Media & Services)	1,480	48,144
Yext, Inc.* (Software)	2,363	13,682
Y-mAbs Therapeutics, Inc.* (Biotechnology)	723	6,073
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	752	19,943
Zevia PBC* - Class A (Beverages)	212	729
Ziff Davis, Inc.* (Interactive Media & Services)	899	79,436
Zumiez, Inc.* (Specialty Retail)	402	14,725
Zuora, Inc.* - Class A (Software)	2,345	28,539
Zurn Water Solutions Corp. (Building Products)	2,511	78,393
Zymergen, Inc.* (Chemicals)	1,658	2,785

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Zynex, Inc. (Health Care Equipment & Supplies)	463	$2,949

TOTAL COMMON STOCKS
(Cost $45,520,003)		50,683,556

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$–
TOTAL TRUST
(Cost $–)		–

Rights (NM)

	No. of Rights	Value
Pulse Biosciences, Inc. RTS; expiring 5/26/22*+ (Health Care Equipment & Supplies)	288	$–
Zogenix, Inc. CVR; *+(a) (Pharmaceuticals)	1,273	866

TOTAL RIGHTS
(Cost $–)		866

Repurchase Agreements(b)(c) (20.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $13,614,216	$13,614,000	$13,614,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,614,000)		13,614,000

TOTAL INVESTMENT SECURITIES
(Cost $59,134,003) - 97.5%		64,298,422
Net other assets (liabilities) - 2.5%		1,628,361

NET ASSETS - 100.0%		$65,926,783

†	Number of shares is less than 0.50.
*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of April 30, 2022, these securities represented less than 0.005% of the net assets of the Fund.
(a)	On March 7, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS).
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $13,614,000.

RTS	Rights
CVR	Contingent Value Rights

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	72	6/20/22	$6,700,680	$(595,145)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	5/27/22	0.38%	$8,457,370	$(92,108)
Russell 2000 Index	Goldman Sachs International	5/27/22	0.73%	27,327,706	(216,295)
				$35,785,076	$(308,403)

iShares Russell 2000 ETF	UBS AG	5/27/22	0.13%	$10,813,813	$(117,620)
Russell 2000 Index	UBS AG	5/27/22	0.33%	27,435,824	(326,477)
				$38,249,637	$(444,097)
				$74,034,713	$(752,500)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$364,533	0.6%
Air Freight & Logistics	183,814	0.3%
Airlines	173,410	0.3%
Auto Components	605,059	0.9%
Automobiles	98,759	0.1%
Banks	4,352,400	6.6%
Beverages	215,435	0.3%
Biotechnology	3,151,302	4.8%
Building Products	658,182	1.0%
Capital Markets	728,510	1.1%
Chemicals	999,865	1.5%
Commercial Services & Supplies	890,676	1.3%
Communications Equipment	402,129	0.6%
Construction & Engineering	830,085	1.3%
Construction Materials	72,986	0.1%
Consumer Finance	376,096	0.6%
Containers & Packaging	156,118	0.2%
Distributors	9,188	NM
Diversified Consumer Services	328,202	0.5%
Diversified Financial Services	71,105	0.1%
Diversified Telecommunication Services	246,531	0.4%
Electric Utilities	343,213	0.5%
Electrical Equipment	467,333	0.7%
Electronic Equipment, Instruments & Components	1,136,042	1.7%
Energy Equipment & Services	660,127	1.0%
Entertainment	338,168	0.5%
Equity Real Estate Investment Trusts	3,770,056	5.8%
Food & Staples Retailing	654,074	1.0%
Food Products	572,442	0.9%
Gas Utilities	605,810	0.9%
Health Care Equipment & Supplies	1,672,106	2.5%
Health Care Providers & Services	1,452,346	2.2%
Health Care Technology	494,938	0.7%
Hotels, Restaurants & Leisure	1,226,000	1.9%
Household Durables	876,758	1.3%
Household Products	139,746	0.2%
Independent Power and Renewable Electricity Producers	175,897	0.3%
Insurance	998,623	1.5%
Interactive Media & Services	271,169	0.4%
Internet & Direct Marketing Retail	207,105	0.3%
IT Services	808,413	1.2%
Leisure Products	306,537	0.5%
Life Sciences Tools & Services	251,361	0.4%
Machinery	1,797,537	2.7%
Marine	120,322	0.2%
Media	529,918	0.8%
Metals & Mining	767,607	1.2%
Mortgage Real Estate Investment Trusts	663,447	1.0%
Multiline Retail	204,184	0.3%
Multi-Utilities	238,214	0.4%
Oil, Gas & Consumable Fuels	2,999,936	4.5%
Paper & Forest Products	49,915	0.1%
Personal Products	304,708	0.5%
Pharmaceuticals	766,350	1.2%
Professional Services	979,439	1.5%
Real Estate Management & Development	333,318	0.5%
Road & Rail	490,661	0.7%
Semiconductors & Semiconductor Equipment	1,612,209	2.4%
Software	2,738,974	4.2%
Specialty Retail	1,134,978	1.7%
Technology Hardware, Storage & Peripherals	126,442	0.2%
Textiles, Apparel & Luxury Goods	322,161	0.5%
Thrifts & Mortgage Finance	897,477	1.4%
Tobacco	82,525	0.1%
Trading Companies & Distributors	882,314	1.3%
Water Utilities	209,010	0.3%
Wireless Telecommunication Services	90,127	0.1%
Other **	15,242,361	23.2%
Total	$65,926,783	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Repurchase Agreements(a)(b) (221.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $19,566,311	$19,566,000	$19,566,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,566,000)		19,566,000

TOTAL INVESTMENT SECURITIES
(Cost $19,566,000) - 221.6%		19,566,000
Net other assets (liabilities) - (121.6)%(c)		(10,736,548)

NET ASSETS - 100.0%		$8,829,452

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $705,000.
(c)	Amount includes $10,197,700 in net capital share redemptions.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.25%, due 2/15/52	Citibank North America	5/16/22	0.40%	$3,977,098	$(541,575)
30-Year U.S. Treasury Bond, 2.25%, due 2/15/52	Societé Generale	5/16/22	0.47%	7,000,723	(874)
				$10,977,821	$(542,449)

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks (76.4%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	422	$25,041
Alliant Energy Corp. (Electric Utilities)	1,891	111,210
Ameren Corp. (Multi-Utilities)	1,945	180,691
American Electric Power Co., Inc. (Electric Utilities)	3,804	377,014
American Water Works Co., Inc. (Water Utilities)	1,370	211,090
Atmos Energy Corp. (Gas Utilities)	1,023	116,008
Avangrid, Inc. (Electric Utilities)	525	23,284
Avista Corp. (Multi-Utilities)	534	21,664
Black Hills Corp. (Multi-Utilities)	483	35,375
CenterPoint Energy, Inc. (Multi-Utilities)	4,748	145,336
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	261	7,418
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	617	18,837
CMS Energy Corp. (Multi-Utilities)	2,188	150,294
Consolidated Edison, Inc. (Multi-Utilities)	2,671	247,709
Constellation Energy Corp. (Electric Utilities)	2,465	145,953
Dominion Energy, Inc. (Multi-Utilities)	6,116	499,309
DTE Energy Co. (Multi-Utilities)	1,463	191,712
Duke Energy Corp. (Electric Utilities)	5,808	639,809
Edison International (Electric Utilities)	2,868	197,290
Entergy Corp. (Electric Utilities)	1,517	180,295
Essential Utilities, Inc. (Water Utilities)	1,736	77,703
Evergy, Inc. (Electric Utilities)	1,731	117,448
Eversource Energy (Electric Utilities)	2,595	226,803
Exelon Corp. (Electric Utilities)	7,393	345,845
FirstEnergy Corp. (Electric Utilities)	4,303	186,363
Hawaiian Electric Industries, Inc. (Electric Utilities)	825	33,916
IDACORP, Inc. (Electric Utilities)	382	40,179
National Fuel Gas Co. (Gas Utilities)	691	48,460
New Jersey Resources Corp. (Gas Utilities)	725	31,291
NextEra Energy, Inc. (Electric Utilities)	14,813	1,052,019
NiSource, Inc. (Multi-Utilities)	2,963	86,283
NorthWestern Corp. (Multi-Utilities)	409	23,186
NRG Energy, Inc. (Electric Utilities)	1,849	66,379
ONE Gas, Inc. (Gas Utilities)	404	34,085
PG&E Corp.* (Electric Utilities)	11,387	144,046
Pinnacle West Capital Corp. (Electric Utilities)	850	60,520
PNM Resources, Inc. (Electric Utilities)	647	30,189
Portland General Electric Co. (Electric Utilities)	675	31,948
PPL Corp. (Electric Utilities)	5,666	160,404
Public Service Enterprise Group, Inc. (Multi-Utilities)	3,818	265,962
Sempra Energy (Multi-Utilities)	2,410	388,877
Southwest Gas Holdings, Inc. (Gas Utilities)	497	43,791
Spire, Inc. (Gas Utilities)	390	28,373
The AES Corp. (Independent Power and Renewable Electricity Producers)	5,032	102,753
The Southern Co. (Electric Utilities)	8,002	587,267
UGI Corp. (Gas Utilities)	1,584	54,331
Vistra Corp. (Independent Power and Renewable Electricity Producers)	3,641	91,098
WEC Energy Group, Inc. (Multi-Utilities)	2,381	238,219
Xcel Energy, Inc. (Electric Utilities)	4,067	297,948

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
TOTAL COMMON STOCKS
(Cost $4,236,672)		$8,421,025

Repurchase Agreements(a)(b) (28.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%-0.21%, dated 4/30/22, due 5/2/22, total to be received $3,169,050	$3,169,000	$3,169,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,169,000)		3,169,000

TOTAL INVESTMENT SECURITIES
(Cost $7,405,672) - 105.1%		11,590,025
Net other assets (liabilities) - (5.1)%		(559,503)

NET ASSETS - 100.0%		$11,030,522

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2022, the aggregate amount held in a segregated account was $1,925,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	5/23/22	0.93%	$4,259,137	$(149,776)
Dow Jones U.S. Utilities Index	UBS AG	5/23/22	0.68%	3,884,055	(150,450)
				$8,143,192	$(300,226)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund invested in the following industries as of April 30, 2022:

	Value	% of Net Assets
Electric Utilities	$5,081,170	46.1%
Gas Utilities	356,339	3.2%
Independent Power and Renewable Electricity Producers	220,106	2.0%
Multi-Utilities	2,474,617	22.5%
Water Utilities	288,793	2.6%
Other **	2,609,497	23.6%
Total	$11,030,522	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2022 (unaudited) : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of April 30, 2022, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Commerce, 0.15%, dated 4/30/22, due 5/2/22(1)	Credit Agricole, 0.19%, dated 4/30/22, due 5/2/22(2)	HSBC Securities (USA), Inc., 0.17%, dated 4/30/22, due 5/2/22(3)	RBC Capital Markets, LLC, 0.16%, dated 4/30/22, due 5/2/22(4)	Societe Generale, 0.21%, dated 4/30/22, due 5/2/22(5)	UMB Bank, N.A., 0.15%, dated 4/30/22, due 5/2/22(6)
Access Flex Bear High Yield ProFund	$29,000	$220,000	$73,000	$60,000	$293,000	$25,000
Access Flex High Yield ProFund	93,000	697,000	232,000	193,000	930,000	74,000
Banks UltraSector ProFund	75,000	569,000	189,000	157,000	760,000	66,000
Basic Materials UltraSector ProFund	80,000	612,000	204,000	169,000	817,000	69,000
Bear ProFund	1,893,000	14,203,000	4,733,000	3,929,000	18,937,000	1,466,000
Biotechnology UltraSector ProFund	1,014,000	7,617,000	2,538,000	2,107,000	10,156,000	790,000
Bull ProFund	1,180,000	8,859,000	2,951,000	2,450,000	11,813,000	919,000
Communication Services UltraSector ProFund	44,000	341,000	113,000	93,000	456,000	41,000
Consumer Goods UltraSector ProFund	87,000	667,000	222,000	183,000	890,000	76,000
Consumer Services UltraSector ProFund	313,000	2,358,000	785,000	651,000	3,145,000	250,000
Europe 30 ProFund	—	1,000	—	—	1,000	2,000
Falling U.S. Dollar ProFund	37,000	279,000	93,000	76,000	373,000	34,000
Financials UltraSector ProFund	43,000	338,000	112,000	92,000	451,000	42,000
Health Care UltraSector ProFund	207,000	1,561,000	519,000	430,000	2,082,000	171,000
Industrials UltraSector ProFund	34,000	258,000	85,000	70,000	345,000	34,000
Internet UltraSector ProFund	871,000	6,540,000	2,179,000	1,808,000	8,720,000	679,000
Large-Cap Growth ProFund	1,000	9,000	3,000	2,000	12,000	2,000
Large-Cap Value ProFund	6,000	48,000	16,000	13,000	65,000	7,000
Mid-Cap ProFund	60,000	460,000	152,000	126,000	614,000	57,000
Nasdaq-100 ProFund	1,147,000	8,615,000	2,870,000	2,382,000	11,487,000	895,000
Oil & Gas UltraSector ProFund	612,000	4,601,000	1,532,000	1,271,000	6,136,000	485,000
Oil Equipment & Services UltraSector ProFund	169,000	1,277,000	424,000	353,000	1,704,000	138,000
Pharmaceuticals UltraSector ProFund	28,000	220,000	73,000	59,000	294,000	32,000
Precious Metals UltraSector ProFund	306,000	2,310,000	769,000	637,000	3,081,000	245,000
Real Estate UltraSector ProFund	85,000	639,000	213,000	175,000	852,000	69,000
Rising Rates Opportunity ProFund	1,597,000	11,987,000	3,995,000	3,316,000	15,984,000	1,239,000
Rising Rates Opportunity 10 ProFund	238,000	1,794,000	597,000	495,000	2,393,000	192,000
Rising U.S. Dollar ProFund	1,185,000	8,900,000	2,966,000	2,461,000	11,867,000	920,000
Semiconductor UltraSector ProFund	625,000	4,698,000	1,565,000	1,298,000	6,264,000	490,000
Short Nasdaq-100 ProFund	2,754,000	20,663,000	6,887,000	5,716,000	27,552,000	2,131,000
Short Oil & Gas ProFund	42,000	323,000	107,000	88,000	432,000	41,000
Short Precious Metals ProFund	222,000	1,669,000	556,000	460,000	2,227,000	179,000
Short Real Estate ProFund	21,000	173,000	57,000	47,000	231,000	24,000
Short Small-Cap ProFund	637,000	4,795,000	1,597,000	1,326,000	6,395,000	503,000
Small-Cap ProFund	88,000	669,000	223,000	184,000	893,000	76,000
Small-Cap Growth ProFund	—	1,000	—	—	1,000	2,000
Technology UltraSector ProFund	587,000	4,414,000	1,470,000	1,220,000	5,887,000	463,000
Telecommunications UltraSector ProFund	7,000	63,000	20,000	16,000	85,000	16,000
UltraBear ProFund	580,000	4,361,000	1,452,000	1,206,000	5,815,000	455,000
UltraBull ProFund	949,000	7,127,000	2,374,000	1,971,000	9,504,000	741,000
UltraChina ProFund	131,000	991,000	330,000	274,000	1,322,000	106,000
UltraDow 30 ProFund	383,000	2,884,000	961,000	797,000	3,846,000	302,000
UltraEmerging Markets ProFund	46,000	352,000	117,000	97,000	469,000	41,000
UltraInternational ProFund	87,000	661,000	219,000	182,000	882,000	74,000
UltraJapan ProFund	463,000	3,477,000	1,159,000	961,000	4,636,000	359,000

2 : : APPENDIX : : April 30, 2022 (unaudited)

Fund Name	Canadian Imperial Bank of Commerce, 0.15%, dated 4/30/22, due 5/2/22(1)	Credit Agricole, 0.19%, dated 4/30/22, due 5/2/22(2)	HSBC Securities (USA), Inc., 0.17%, dated 4/30/22, due 5/2/22(3)	RBC Capital Markets, LLC, 0.16%, dated 4/30/22, due 5/2/22(4)	Societe Generale, 0.21%, dated 4/30/22, due 5/2/22(5)	UMB Bank, N.A., 0.15%, dated 4/30/22, due 5/2/22(6)
UltraLatin America ProFund	$57,000	$435,000	$144,000	$119,000	$580,000	$53,000
UltraMid-Cap ProFund	373,000	2,806,000	933,000	775,000	3,743,000	299,000
UltraNasdaq-100 ProFund	4,306,000	32,302,000	10,766,000	8,936,000	43,070,000	3,328,000
UltraShort China ProFund	173,000	1,302,000	434,000	359,000	1,736,000	139,000
UltraShort Dow 30 ProFund	111,000	846,000	281,000	234,000	1,130,000	95,000
UltraShort Emerging Markets ProFund	60,000	457,000	151,000	125,000	610,000	56,000
UltraShort International ProFund	111,000	842,000	280,000	231,000	1,123,000	94,000
UltraShort Japan ProFund	18,000	135,000	45,000	37,000	180,000	16,000
UltraShort Latin America ProFund	39,000	306,000	101,000	84,000	408,000	38,000
UltraShort Mid-Cap ProFund	55,000	426,000	140,000	117,000	569,000	56,000
UltraShort Nasdaq-100 ProFund	3,317,000	24,883,000	8,293,000	6,883,000	33,177,000	2,567,000
UltraShort Small-Cap ProFund	171,000	1,289,000	429,000	355,000	1,721,000	142,000
UltraSmall-Cap ProFund	569,000	4,281,000	1,426,000	1,183,000	5,707,000	448,000
U.S. Government Plus ProFund	819,000	6,153,000	2,050,000	1,701,000	8,204,000	639,000
Utilities UltraSector ProFund	132,000	994,000	330,000	275,000	1,327,000	111,000
	$29,367,000	$220,758,000	$73,535,000	$61,015,000	$294,384,000	$23,103,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of April 30, 2022 as follows:

(1)	U.S. Treasury Notes, 0.125%, due 7/31/22, total value $29,962,956.
(2)	U.S. Treasury Notes, 2.25%, due 11/15/27, total value $225,262,201.
(3)	U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at April 30, 2022, 3.003%, due 5/15/40, total value $75,053,887.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.625%, due 4/15/23, total value $62,242,343.
(5)	U.S. Treasury Notes, 0.375% to 1.50%, due 4/15/24 to 11/30/28, which had an aggregate value of $300,280,030.
(6)	U.S. Treasury Notes, 0.25%, due 3/15/24, total value $23,570,978.

Reverse Repurchase Agreements

As of April 30, 2022, the ProFunds' outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin Strategy ProFund	UMB Bank N.A.	0.31%	$(27,997,480)	5/2/2022	$(27,997,480)	$(27,998,203)

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements:

	Counterparty	Reverse Repurchase Agreements(7)	Collateral Pledged to Counterparty(7)
Bitcoin Strategy ProFund	UMB Bank N.A.	$(27,998,203)	$27,998,203

(7)	Represents gross value and accrued interest for the counterparty as reported in the preceding table.